     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 27, 2005

                                                      REGISTRATION NOS. 33-85442
                                                                        811-8828
================================================================================


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                -----------------

                                    FORM N-4

                                -----------------

           REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      [ ]

                           PRE-EFFECTIVE AMENDMENT NO.                  [ ]

                       POST-EFFECTIVE AMENDMENT NO. 18                  [X]


                                       AND

       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  [ ]


                              AMENDMENT NO. 32                          [X]

                        (CHECK APPROPRIATE BOX OR BOXES)

                                -----------------

                  NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                           (EXACT NAME OF REGISTRANT)

                       NEW ENGLAND LIFE INSURANCE COMPANY
                               (NAME OF DEPOSITOR)
                501 BOYLSTON STREET, BOSTON, MASSACHUSETTS 02117
              (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)
                   DEPOSITOR'S TELEPHONE NUMBER: 617-578-2000

   NAME AND ADDRESS OF AGENT FOR
              SERVICE:                               COPY TO:

             Marie C. Swift                  Stephen E. Roth, Esquire
           Vice President and                Mary E. Thornton, Esquire
                Counsel                   Sutherland Asbill & Brennan LLP
       New England Life Insurance         1275 Pennsylvania Avenue, N.W.
                Company                    Washington, D.C. 20004-2415
          501 Boylston Street
    Boston, Massachusetts 02116-3700

  It is proposed that this filing will become effective (check appropriate box)

  [ ] immediately upon filing pursuant to paragraph (b) of Rule 485
  [X] on May 1, 2005 pursuant to paragraph (b) of Rule 485
  [ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
  [ ] on (date) pursuant to paragraph (a)(1) of Rule 485
  Title of Securities Being Registered:  Individual Variable Annuity Contracts

================================================================================

This registration statement incorporates by reference the prospectus dated
May 1, 2004 and the supplements dated May 1, 2004 to the prospectuses dated May 1, 2001 and May 1, 2000 for the contracts, each filed in Post-Effective Amendment No. 17 to the Registration Statement on Form N-4 (File No. 33-85442) filed on April 29, 2004.

This registration statement incorporates by reference the prospectus dated May 1, 2003 and the supplements dated May 1, 2003 to the prospectuses dated May 1, 2001 and May 1, 2000 for the contracts, each filed in Post-Effective Amendment No. 15 to the Registration Statement on Form N-4 (File No. 33-85442) filed on April 25, 2003.

This registration statement incorporates by reference the prospectus dated May 1, 2002 and the supplements dated May 1, 2002 to the prospectuses dated May 1, 2001 and May 1, 2000 for the contracts, each filed in Post-Effective Amendment No. 14 to the Registration Statement on Form N-4 (File No. 33-85442) filed on April 30, 2002.

This registration statement incorporates by reference the prospectus dated May 1, 2001 and the supplements dated May 1, 2001 to the prospectuses dated May 1, 2001 and May 1, 2000 for the contracts, each as filed in Post-Effective Amendment No. 13 to the Registration Statement on form N-4 (File No. 33-85442) Filed on April 27, 2001.

This registration statement incorporates by reference the prospectus dated January 22, 2001 and the supplements dated January 22, 2001 to the prospectuses dated May 1, 2000 for the contracts, as filed in the Post-Effective Amendment No. 11 to the Registration Statement on Form N-4 (File No. 33-85442) filed on January 18, 2001.

This registration statement incorporates by reference the prospectus dated May 1, 2000 for the contracts, as filed in Post-Effective Amendment No. 10 to the Registration Statement on Form N-4 (File No. 33-85442) filed On April 27, 2000.

                             AMERICAN GROWTH SERIES
                     Individual Variable Annuity Contracts

                   Issued By
New England Variable Annuity Separate Account of               Annuity Administrative Office
       New England Life Insurance Company                             P.O. Box 14594
              501 Boylston Street                                Des Moines, IA 50306-3594
          Boston, Massachusetts 02116
                 (800) 435-4117

    This prospectus offers individual variable annuity contracts (the "Contracts") for individuals and some qualified and nonqualified retirement plans. You may allocate purchase payments to one or more sub-accounts investing in these Eligible Funds of the Metropolitan Series Fund ("Metropolitan Fund"), the Met Investors Series Trust, and the American Funds Insurance Series.

METROPOLITAN SERIES FUND


BlackRock Money Market Portfolio

Salomon Brothers U.S. Government Portfolio

BlackRock Bond Income Portfolio

Lehman Brothers(R) Aggregate Bond Index Portfolio
Salomon Brothers Strategic Bond Opportunities Portfolio

BlackRock Diversified Portfolio

MFS(R) Total Return Portfolio

BlackRock Large Cap Value Portfolio


Davis Venture Value Portfolio

FI Value Leaders Portfolio
Harris Oakmark Large Cap Value Portfolio

Harris Oakmark Focused Value Portfolio


Neuberger Berman Mid Cap Value Portfolio


BlackRock Investment Trust Portfolio

MetLife Stock Index Portfolio
MFS(R) Investors Trust Portfolio

BlackRock Strategic Value Portfolio


FI Mid Cap Opportunities Portfolio


MetLife Mid Cap Stock Index Portfolio


FI International Stock Portfolio


Morgan Stanley EAFE(R) Index Portfolio


Oppenheimer Global Equity Portfolio


BlackRock Legacy Large Cap Growth Portfolio


Jennison Growth Portfolio


T. Rowe Price Large Cap Growth Portfolio


Loomis Sayles Small Cap Portfolio


Russell 2000(R) Index Portfolio


BlackRock Aggressive Growth Portfolio


Franklin Templeton Small Cap Growth Portfolio

T. Rowe Price Small Cap Growth Portfolio


MET INVESTORS SERIES TRUST


PIMCO Total Return Portfolio
Lord Abbett Bond Debenture Portfolio
Neuberger Berman Real Estate Portfolio

Met/AIM Mid Cap Core Equity Portfolio


Harris Oakmark International Portfolio


MFS Research International Portfolio

Janus Aggressive Growth Portfolio

Oppenheimer Capital Appreciation Portfolio


T. Rowe Price Mid-Cap Growth Portfolio

Met/AIM Small Cap Growth Portfolio

RCM Global Technology Portfolio



AMERICAN FUNDS INSURANCE SERIES


American Funds Growth-Income Fund*
American Funds Growth Fund*
American Funds Global Small Capitalization Fund*


METROPOLITAN FUND-ASSET ALLOCATION PORTFOLIOS



MetLife Conservative Allocation Portfolio


MetLife Conservative to Moderate Allocation Portfolio


MetLife Moderate Allocation Portfolio


MetLife Moderate to Aggressive Allocation Portfolio


MetLife Aggressive Allocation Portfolio


------------------------------------
* Availability is subject to any necessary state insurance department approvals.

    You may also allocate purchase payments to a Fixed Account. Limits apply to transfers to and from the Fixed Account.

    Please read this prospectus carefully and keep it for reference. This prospectus contains information that you should know before investing.


    You can obtain a Statement of Additional Information ("SAI") about the Contracts, dated May 1, 2005. The SAI is filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference in this prospectus. The SAI Table of Contents is on page A-63 of the prospectus. For a free copy of the SAI, write or call New England Securities Corporation, 501 Boylston St., Boston, Massachusetts 02116, 1-800-356-5015 or visit our website at www.nef.com.


    NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED THESE CONTRACTS OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

    THE SEC MAINTAINS A WEB SITE THAT CONTAINS THE SAI, MATERIAL INCORPORATED BY REFERENCE, AND OTHER INFORMATION REGARDING REGISTRANTS THAT FILE ELECTRONICALLY WITH THE SEC. THE ADDRESS OF THE SITE IS HTTP://WWW.SEC.GOV.

     THE ELIGIBLE FUND PROSPECTUSES ARE ATTACHED. PLEASE READ THEM AND KEEP THEM FOR REFERENCE.

    WE DO NOT GUARANTEE HOW ANY OF THE SUB-ACCOUNTS OR ELIGIBLE FUNDS WILL PERFORM. THE CONTRACTS AND THE ELIGIBLE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY.


                                  MAY 1, 2005

                               TABLE OF CONTENTS
                                       OF
                                 THE PROSPECTUS


                                                                  PAGE
                                                                  ----
GLOSSARY OF SPECIAL TERMS USED IN THIS PROSPECTUS...........       A-4
HIGHLIGHTS..................................................       A-5
EXPENSE TABLE...............................................       A-7
HOW THE CONTRACT WORKS......................................      A-13
THE COMPANY.................................................      A-14
THE VARIABLE ACCOUNT........................................      A-14
INVESTMENTS OF THE VARIABLE ACCOUNT.........................      A-14
  Investment Advice.........................................      A-18
  Share Classes of the Eligible Funds.......................      A-21
  Substitution of Investments...............................      A-21
GUARANTEED OPTION...........................................      A-22
THE CONTRACTS...............................................      A-22
  Purchase Payments.........................................      A-22
  Ten Day Right to Review...................................      A-23
  Allocation of Purchase Payments...........................      A-23
  State Variations..........................................      A-23
  Contract Value and Accumulation Unit Value................      A-23
  Payment on Death Prior to Annuitization...................      A-23
     Beneficiary Continuation...............................      A-25
     Special Options for Spouse.............................      A-25
  Transfer Privilege........................................      A-25
  Dollar Cost Averaging.....................................      A-27
  Asset Rebalancing.........................................      A-28
  Surrenders................................................      A-29
  Systematic Withdrawals....................................      A-30
  Loan Provision for Certain Tax Benefited Retirement
     Plans..................................................      A-30
  Suspension of Payments....................................      A-31
  Ownership Rights..........................................      A-31
  Requests and Elections....................................      A-32
  Confirming Transactions...................................      A-33
ADMINISTRATION CHARGES, CONTINGENT DEFERRED SALES CHARGE AND
  OTHER DEDUCTIONS..........................................      A-33
  Administration Contract Charge............................      A-33
  Administration Asset Charge...............................      A-34
  Mortality and Expense Risk Charge.........................      A-34
  Contingent Deferred Sales Charge..........................      A-34
  Premium Tax Charge........................................      A-36
  Other Expenses............................................      A-37
ANNUITY PAYMENTS............................................      A-37
  Election of Annuity.......................................      A-37
  Annuity Options...........................................      A-38
  Amount of Variable Annuity Payments.......................      A-39
RETIREMENT PLANS OFFERING FEDERAL TAX BENEFITS..............      A-39
FEDERAL INCOME TAX CONSIDERATIONS...........................      A-40
  Taxation of Non-Qualified Contracts.......................      A-40
  Taxation of Qualified Contracts...........................      A-42
  Possible Tax Law Changes..................................      A-45
VOTING RIGHTS...............................................      A-45
DISTRIBUTION OF CONTRACTS...................................      A-46

                                                                  PAGE
                                                                  ----
THE FIXED ACCOUNT...........................................      A-47
  Contract Value and Fixed Account Transactions.............      A-47
INVESTMENT PERFORMANCE INFORMATION..........................      A-48
  Yields....................................................      A-48
  Standard Return...........................................      A-48
  Non-Standard Return.......................................      A-48
  Other Performance.........................................      A-49
LEGAL PROCEEDINGS...........................................      A-49
FINANCIAL STATEMENTS........................................      A-49
ACCUMULATION UNIT VALUES (Condensed Financial
  Information)..............................................      A-50
APPENDIX A: Consumer Tips...................................      A-58
APPENDIX B: Contingent Deferred Sales Charge................      A-59
APPENDIX C: Premium Tax.....................................      A-60
APPENDIX D: Exchanged Contracts.............................      A-61
TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION....      A-63

               GLOSSARY OF SPECIAL TERMS USED IN THIS PROSPECTUS

     We have tried to make this prospectus as understandable for you as possible. However, in explaining how the Contract works, we have had to use certain terms that have special meanings. These terms are defined below:

     ACCOUNT.  A sub-account of the Variable Account or the Fixed Account.

     ACCUMULATION UNIT. An accounting device used to calculate the Contract Value before annuitization.

     ANNUITANT.  The person on whose life the Contract is issued.

     ANNUITIZATION. Application of proceeds under the Contract to an annuity option on the Maturity Date or upon an earlier surrender of the Contract.

     ANNUITY UNIT. An accounting device used to calculate the dollar amount of annuity payments.

     BENEFICIARY. The person designated to receive Death Proceeds under a Contract if a Contract Owner (or Annuitant, if the Contract is not owned by an individual) dies before annuitization of the Contract.

     CONTRACT YEAR. A twelve month period beginning with the date shown on your Contract and with each Contract anniversary thereafter.

     DEATH PROCEEDS (PRIOR TO ANNUITIZATION). The amount we pay, prior to annuitization, on receipt of due proof of the death of a Contract Owner (or of the annuitant if the Contract is not owned by an individual) and election of payment.

     FIXED ACCOUNT. A part of the Company's general account to which you can allocate net purchase payments. The Fixed Account provides guarantees of principal and interest.

     MATURITY DATE. The date on which annuity payments begin, unless you apply the Contract Value to an annuity payment option before then. The Maturity Date is the date when the older of the Contract Owner(s) and the Annuitant at his or her nearest birthday would be age 95 (or the maximum age permitted by state law, if less).

     OWNER (CONTRACT OWNER). The person or entity which has all rights under the Contract.

     PAYEE. Any person or entity entitled to receive payments under the Contract. The term includes (i) an Annuitant, (ii) a Beneficiary or contingent Beneficiary who becomes entitled to death proceeds, and (iii) on surrender or partial surrender of the Contract, the Contract Owner.

     VARIABLE ACCOUNT. A separate investment account of the Company, the New England Variable Annuity Separate Account. The Variable Account is divided into sub-accounts; each invests in shares of one Eligible Fund.

     VARIABLE ANNUITY. An annuity providing for income payments varying in amount to reflect the investment experience of a separate investment account.

                                   HIGHLIGHTS

TAX DEFERRED VARIABLE ANNUITIES:

     Earnings under variable annuities are usually not taxed until paid out. This tax treatment is intended to encourage you to save for retirement.

     If the owner of a non-qualified annuity contract is not a natural person (e.g., a corporation, partnership or certain trusts) gains under the contract are generally not eligible for tax deferral.

THE CONTRACTS:


     The American Growth Series provides for variable annuity payments that begin at the Maturity Date, or earlier if you choose to surrender and annuitize. Variable annuity payments fluctuate with the investment results of the Eligible Funds. (See "Annuity Payments.") We offer other variable annuity contracts that have different death benefits, contract features, fund selections, and optional programs. However, these other contracts also have different charges that would affect your Sub-account performance and contract values. To obtain more information about these other contracts, contact our Annuity Administrative Office or your registered representative.


PURCHASE PAYMENTS:

     Currently, the minimum initial purchase payment is $5,000, and the minimum subsequent purchase payment is $250; however, exceptions may apply. We may limit the purchase payments you can make. In addition, you may not make a purchase payment (1) within the seven years before the Contract's Maturity Date, or (2) after a Contract Owner (or the Annuitant, if the Contract is not owned by an individual) reaches age 88 (83 in New York). For joint contract owners, you may not make a purchase payment after the older contract owner reaches age 86 (83 in New York.) (See "Purchase Payments.")

OWNERSHIP:

     A purchaser may be an individual, employer, trust, corporation, partnership, custodian or any entity specified in an eligible employee benefit plan. A contract may have two owners (both of whom must be individuals). Subject to state approval, certain retirement plans qualified under the Internal Revenue Code ("the Code") may purchase the Contract. Currently the Contracts are available in the State of Oregon and to certain retirement plans offering tax benefits under the Code.

     FOR ANY TAX QUALIFIED ACCOUNT (E.G. 401(K) PLAN OR IRA), THE TAX DEFERRED ACCRUAL FEATURE IS PROVIDED BY THE TAX QUALIFIED RETIREMENT PLAN. THEREFORE, THERE SHOULD BE REASONS OTHER THAN TAX DEFERRAL FOR ACQUIRING AN ANNUITY CONTRACT WITHIN A QUALIFIED PLAN.

     For contract transactions, we rely on instructions from Contract Owners, whether a trustee or custodian of an eligible retirement plan or an individual owner.

INVESTMENT OPTIONS:


     You may allocate purchase payments net of certain charges to the Sub-account or to the Fixed Account. You can allocate your contract value to a maximum of twenty accounts (including the Fixed Account) at any time.


     You can change your purchase payment allocation. We believe that under current tax law you can transfer Contract Value between accounts without federal income tax. We reserve the right to limit transfers and charge a transfer fee. Currently, we do not charge a transfer fee or limit the number of transfers before annuitization; but we do apply special limits to "market-timing." (See "Transfer Privilege--Market Timing.") The minimum transfer amount (before annuitization) is currently $100. After variable annuity payments begin, you can make one transfer per year without our consent. Special limits apply to transfers to and from the Fixed Account. (See "The Fixed Account.") The maximum transfer amount is $500,000 for each transaction.

CHARGES:

     We apply the following charges to your Contract:

     -- premium tax charge, in some states

     -- mortality and expense risk charge equal to an annual rate of 1.30%
        (1.55% for certain sub-accounts) of each sub-account's daily net assets

     -- administration asset charge equal to an annual rate of .10% of the Variable Account's daily net assets

     -- annual contract administration charge equal to the lesser of $30 and 2% of contract value

     -- a contingent deferred sales charge equal to a maximum of 7% of each purchase payment made, on certain full and partial surrenders and certain annuitization transactions.

     Certain waivers or reductions may apply. (See "Administration Charges, Contingent Deferred Sales Charge and Other Deductions.")

     We do not deduct a sales charge from purchase payments.

     For information concerning compensation paid for the sale of Contracts, see "Distribution of the Contracts."

TEN DAY RIGHT TO REVIEW:

     After you receive the Contract, you have ten days (more in some states) to return it to us or our agent for cancellation. We will return the Contract Value (or, in certain states, your purchase payments.)

PAYMENT ON DEATH:

     If a Contract Owner (or the Annuitant, if the Contract is not owned by an individual) dies before annuitization, the Beneficiary receives a death benefit. The Contract has a minimum guaranteed death benefit equal to your purchase payments, adjusted for any previous surrenders. However, six months after the issue date, and at each six month interval until the Contract Owner's 76th birthday, the minimum guaranteed death benefit is recalculated to determine whether a higher (but never a lower) guarantee will apply. (Under a jointly owned Contract, this recalculation is made until the 71st birthday of the older Contract Owner.) Purchase payments immediately increase, and partial surrenders immediately decrease, your minimum guaranteed death benefit.

     Death Proceeds equal the greater of the minimum guaranteed death benefit and the current Contract Value, each reduced by any outstanding loan plus accrued interest (and, in certain states, by a premium tax charge.) (See "Payment on Death Prior to Annuitization.")

     Death Proceeds are taxable and generally are included in the income of the recipient as follows:

     -- If received under an annuity payment option, they are taxed in the same manner as annuity payments.

     -- If distributed in a lump sum, they are taxed in the same manner as a full surrender.

SURRENDERS:

     Before annuitization you can send us a written request to surrender all or part of your Contract Value. After a partial surrender, the remaining Contract Value must be at least $1,000. Currently, a partial surrender must be at least $100. (Special rules apply if the Contract has a loan.) A withdrawal may be subject to federal income tax, and federal tax laws penalize and may prohibit certain premature distributions from the Contract. (See "Federal Income Tax Considerations.")

     A Contingent Deferred Sales Charge will apply to certain full and partial surrenders and certain annuitization transactions. On full surrender, a pro rata portion of the annual administration contract charge (and, in some states, a premium tax charge) will be deducted.

     In any Contract Year, an amount may be surrendered without a Contingent Deferred Sales Charge (the "free withdrawal amount"). The free withdrawal amount is the greater of (1) 10% of Contract Value at the beginning of the Contract Year and (2) the excess of Contract Value over purchase payments that are subject to the Contingent Deferred Sales Charge on the date of the surrender. (See "Surrenders" and "Contingent Deferred Sales Charge.")

REPLACEMENT OF CONTRACTS

     Generally, it is not advisable to purchase a Contract as a replacement for an existing annuity contract. You should replace an existing contract only when you determine that the Contract is better for you. You may have to pay a surrender charge on your existing contract, and the Contract will impose a new surrender charge period. Before you buy a Contract, ask your registered representative if purchasing a Contract would be advantageous, given the Contract's features, benefits and charges.

     You should talk to your tax advisor to make sure that this purchase will qualify as a tax-free exchange. If you surrender your existing contract for cash and then buy the Contract, you may have to pay Federal income taxes, including possible penalty taxes, on the surrender. Also, because we will not issue the Contract until we have received the initial premium from your existing insurance company, the issuance of the Contract may be delayed.

                                 EXPENSE TABLE

     The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between Eligible Fund options. State premium taxes may also be deducted.

CONTRACT OWNER TRANSACTION EXPENSES
          Sales Charge Imposed on Purchase Payments.........                None
          Contingent Deferred Sales Charge (as a percentage
           of each purchase payment)........................                  7%
                                                              declining annually
                                                                    see Note (1)
          Transfer Fee(2)...................................                  $0

NOTES:

(1) The Contingent Deferred Sales Charge is a declining percentage of each purchase payment, as follows:

   NUMBER OF
 COMPLETE YEARS
FROM RECEIPT OF
PURCHASE PAYMENT  CHARGE
----------------  ------
       0            7%
       1            6%
       2            5%
       3            4%
       4            3%
       5            2%
       6            1%
7 and thereafter    0%

(2) We reserve the right to limit the number and amount of transfers and impose a transfer fee.

     The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Eligible Fund fees and expenses.

ANNUAL CONTRACT FEE
          Administration Contract Charge(1).................   $30
VARIABLE ACCOUNT ANNUAL EXPENSES
(as a percentage of average daily net assets in the sub-accounts)

                                                                AMERICAN FUNDS GROWTH
                                                             SUB-ACCOUNT, AMERICAN FUNDS
                                                            GROWTH-INCOME SUB-ACCOUNT AND
                                                                AMERICAN FUNDS GLOBAL          ALL OTHER
                                                           SMALL CAPITALIZATION SUB-ACCOUNT   SUB-ACCOUNTS
                                                           --------------------------------   ------------
          Mortality and Expense Risk Charge..............               1.55%                    1.30%
          Administration Asset Charge....................               0.10%                     .10%
                                                                        -----                    -----
               Total Variable Account Annual Expenses....               1.65%                    1.40%

NOTES:

(1)  The Administration Contract Charge is not imposed after annuitization.

     The next item shows the minimum and maximum total operating expenses charged by the Eligible Funds that you may pay periodically during the time that you own the Contract. More detail concerning each Eligible Fund's fees and expenses is contained below and in the prospectus for each Eligible Fund.

RANGE OF ELIGIBLE FUND OPERATING EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)


                                                              MINIMUM   MAXIMUM
                                                              -------   -------
Total Annual Eligible Fund Operating Expenses

(expenses that are deducted from Eligible Fund assets,
including management fees, distribution (12b-1) fees, and
other expenses).............................................    .42%     1.40%



                                                              MINIMUM   MAXIMUM
                                                              -------   -------
Net Total Annual Eligible Fund Operating Expenses(1)

(expenses that are deducted from Eligible Fund assets,
including management fees, distribution (12b-1) fees, and
other expenses after any applicable contractual waiver or
reimbursement arrangement)..................................    .41%     1.40%


NOTE:


(1) The range of Net Total Annual Eligible Fund Operating Expenses takes into account contractual arrangements for certain Eligible Funds that require the investment adviser to reimburse or waive Eligible Fund operating expenses until April 30, 2006, as described in more detail below.



     The following table shows the annual operating expenses for each Eligible Fund for the year ended December 31, 2004, before and after any applicable contractual expense subsidy or expense deferral arrangement (anticipated expenses for 2005 for the MetLife Conservative Allocation, the MetLife Conservative to Moderate Allocation, the MetLife Moderate Allocation, the MetLife Moderate to Aggressive Allocation, and the MetLife Aggressive Allocation Portfolios):


ANNUAL ELIGIBLE FUND OPERATING EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)(1)


                                                                             GROSS     CONTRACTUAL    NET TOTAL
                                                     12b-1                   TOTAL       EXPENSE     CONTRACTUAL
                                     MANAGEMENT   DISTRIBUTION    OTHER      ANNUAL    SUBSIDY OR      ANNUAL
                                        FEES        FEES(2)      EXPENSES   EXPENSES    DEFERRAL     EXPENSES(3)
                                     ----------   ------------   --------   --------   -----------   -----------
METROPOLITAN SERIES FUND, INC.
  "METROPOLITAN FUND"(4)
BlackRock Money Market
  Portfolio(5).....................     .35%            0%         .07%       .42%         .01%          .41%
Salomon Brothers U.S. Government
  Portfolio........................     .55%            0%         .09%       .64%           0%          .64%

                                                                             GROSS     CONTRACTUAL    NET TOTAL
                                                     12b-1                   TOTAL       EXPENSE     CONTRACTUAL
                                     MANAGEMENT   DISTRIBUTION    OTHER      ANNUAL    SUBSIDY OR      ANNUAL
                                        FEES        FEES(2)      EXPENSES   EXPENSES    DEFERRAL     EXPENSES(3)
                                     ----------   ------------   --------   --------   -----------   -----------
BlackRock Bond Income
  Portfolio(5).....................     .40%            0%         .06%       .46%           0%          .46%
Lehman Brothers Aggregate Bond
  Index Portfolio(5)...............     .25%          .25%         .07%       .57%         .01%          .56%
Salomon Brothers Strategic Bond
  Opportunities Portfolio..........     .65%            0%         .12%       .77%           0%          .77%
BlackRock Diversified Portfolio....     .44%          .25%         .06%       .75%           0%          .75%
MFS Total Return Portfolio.........     .50%          .15%         .14%       .79%           0%          .79%
BlackRock Large Cap Value
  Portfolio(5).....................     .70%          .15%         .23%      1.08%           0%         1.08%
Davis Venture Value Portfolio......     .72%            0%         .06%       .78%           0%          .78%
FI Value Leaders Portfolio.........     .66%            0%         .08%       .74%           0%          .74%
Harris Oakmark Large Cap Value
  Portfolio........................     .73%          .15%         .06%       .94%           0%          .94%
Harris Oakmark Focused Value
  Portfolio........................     .73%            0%         .05%       .78%           0%          .78%
Neuberger Berman Mid Cap Value
  Portfolio........................     .68%          .25%         .08%      1.01%           0%         1.01%
BlackRock Investment Trust
  Portfolio........................     .49%          .25%         .05%       .79%           0%          .79%
MetLife Stock Index Portfolio(5)...     .25%          .25%         .05%       .55%         .01%          .54%
MFS Investors Trust Portfolio(5)...     .75%            0%         .22%       .97%           0%          .97%
BlackRock Strategic Value
  Portfolio........................     .83%            0%         .06%       .89%           0%          .89%
FI Mid Cap Opportunities
  Portfolio........................     .68%          .25%         .07%      1.00%           0%         1.00%
MetLife Mid Cap Stock Index
  Portfolio(5).....................     .25%          .25%         .10%       .60%         .01%          .59%
FI International Stock Portfolio...     .86%            0%         .22%      1.08%           0%         1.08%
Morgan Stanley EAFE Index
  Portfolio........................     .30%          .25%         .29%       .84%         .01%          .83%
Oppenheimer Global Equity
  Portfolio........................     .62%          .25%         .19%      1.06%           0%         1.06%
BlackRock Legacy Large Cap Growth
  Portfolio........................     .74%            0%         .06%       .80%           0%          .80%
Jennison Growth Portfolio..........     .65%            0%         .06%       .71%           0%          .71%
T. Rowe Price Large Cap Growth
  Portfolio(5).....................     .62%          .25%         .12%       .99%           0%          .99%
Loomis Sayles Small Cap
  Portfolio(5).....................     .90%            0%         .08%       .98%         .05%          .93%
Russell 2000 Index Portfolio(5)....     .25%          .25%         .12%       .62%         .01%          .61%
BlackRock Aggressive Growth
  Portfolio........................     .73%          .25%         .06%      1.04%           0%         1.04%
Franklin Templeton Small Cap Growth
  Portfolio(5).....................     .90%          .25%         .25%      1.40%           0%         1.40%
T. Rowe Price Small Cap Growth
  Portfolio........................     .52%          .25%         .08%       .85%           0%          .85%
MET INVESTORS SERIES TRUST(4)
PIMCO Total Return Portfolio.......     .50%          .25%         .06%       .81%           0%          .81%
Lord Abbett Bond Debenture
  Portfolio........................     .52%          .25%         .06%       .83%           0%          .83%
Neuberger Berman Real Estate
  Portfolio(6).....................     .70%          .25%         .03%       .98%           0%          .98%
Met/AIM Mid Cap Core Equity
  Portfolio(6)(7)..................     .73%          .25%         .10%      1.08%           0%         1.08%
Harris Oakmark International
  Portfolio(6)(7)..................     .84%          .15%         .15%      1.14%           0%         1.14%
MFS Research International
  Portfolio(6)(7)..................     .77%          .25%         .30%      1.32%         .07%         1.25%
Janus Aggressive Growth
  Portfolio(6)(7)..................     .68%          .25%         .14%      1.07%           0%         1.07%
Oppenheimer Capital Appreciation
  Portfolio(6)(7)..................     .60%          .25%         .10%       .95%          .0%          .95%
T. Rowe Price Mid-Cap Growth
  Portfolio(6)(7)..................     .75%          .25%         .16%      1.16%         .01%         1.15%
Met/AIM Small Cap Growth
  Portfolio(6)(7)..................     .90%          .25%         .14%      1.29%           0%         1.29%
RCM Global Technology
  Portfolio(6).....................     .90%          .25%         .01%      1.16%           0%         1.16%

                                                                             GROSS     CONTRACTUAL    NET TOTAL
                                                     12b-1                   TOTAL       EXPENSE     CONTRACTUAL
                                     MANAGEMENT   DISTRIBUTION    OTHER      ANNUAL    SUBSIDY OR      ANNUAL
                                        FEES        FEES(2)      EXPENSES   EXPENSES    DEFERRAL     EXPENSES(3)
                                     ----------   ------------   --------   --------   -----------   -----------
AMERICAN FUNDS INSURANCE SERIES(4)
American Funds Growth-Income
  Fund.............................     .29%          .25%         .02%       .56%          .0%          .56%
American Funds Growth Fund.........     .35%          .25%         .01%       .61%           0%          .61%
American Funds Global Small
  Capitalization Fund..............     .77%          .25%         .04%      1.06%          .0%         1.06%



                                                                                                                     NET TOTAL
                                                                                                                      ANNUAL
                                                                                                                     PORTFOLIO
                                                                                                                     EXPENSES
                                                                                                                     INCLUDING
                                                                              GROSS     CONTRACTUAL    NET TOTAL     ESTIMATED
                                                      12b-1                   TOTAL       EXPENSE     CONTRACTUAL   EXPENSES OF
                                      MANAGEMENT   DISTRIBUTION    OTHER      ANNUAL    SUBSIDY OR      ANNUAL      UNDERLYING
                                         FEES        FEES(2)      EXPENSES   EXPENSES    DEFERRAL     EXPENSES(3)   PORTFOLIOS
                                      ----------   ------------   --------   --------   -----------   -----------   -----------
METROPOLITAN FUND-ASSET ALLOCATION
  PORTFOLIOS(4).....................
MetLife Conservative Allocation
  Portfolio Class B(5)(8)...........     .10%          .25%         .25%       .60%          .25%         .35%         1.00%
MetLife Conservative to Moderate
  Allocation Portfolio Class
  B(5)(8)...........................     .10%          .25%         .08%       .43%          .08%         .35%         1.02%
MetLife Moderate Allocation
  Portfolio Class B(5)(8)...........     .10%          .25%         .05%       .40%          .05%         .35%         1.04%
MetLife Moderate to Aggressive
  Allocation Portfolio Class
  B(5)(8)...........................     .10%          .25%         .06%       .41%          .06%         .35%         1.07%
MetLife Aggressive Allocation
  Portfolio Class B(5)(8)...........     .10%          .25%         .19%       .54%          .19%         .35%         1.09%


NOTES:


(1) The Eligible Fund expenses used to prepare this table were provided to us by the Eligible Funds. We have not independently verified such information. The expenses shown are those incurred for the year ended December 31, 2004 or estimated for 2005. Current or future expenses may be greater or less than those shown.


(2) The Metropolitan Fund, Met Investors Series Trust, and American Funds Insurance Series have each adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. The Distribution Plan is described in more detail in the relevant Fund's prospectus.


(3) Net Total Contractual Annual Expenses do not reflect any expense reductions resulting from directed brokerage arrangements.



(4) Our affiliate, MetLife Advisers, LLC ("MetLife Advisers"), is the investment manager for the Portfolios of the Metropolitan Fund including the Metropolitan Fund -- Asset Allocation Portfolios. Our affiliate, Met Investors Advisory LLC ("Met Investors Advisory") is the manager of the Portfolios of the Met Investors Series Trust. Capital Research and Management Company is the investment adviser of the American Funds Insurance Series.



(5) MetLife Advisers and the Metropolitan Fund have entered into an Expense Agreement under which MetLife Advisers will waive management fees and/or pay expenses (other than brokerage costs, interest, taxes or extraordinary expenses) of certain Portfolios so that total annual expenses of these Portfolios will not exceed, at any time prior to April 30, 2006, the following percentages: 1.40% for the Franklin Templeton Small Cap Growth Portfolio; 1.10% for the BlackRock Large Cap Value Portfolio; 1.00% for the MFS Investors Trust Portfolio; .35% for the MetLife Conservative Allocation Portfolio; .35% for the MetLife Conservative to Moderate Allocation Portfolio; .35% for the MetLife Moderate Allocation Portfolio; .35% for the MetLife Moderate to Aggressive Allocation Portfolio; and .35% for the MetLife Aggressive Allocation Portfolio. Under the agreement, if certain conditions are met, MetLife Advisers may be reimbursed for fees waived and expenses paid with respect to the Franklin Templeton Small Cap Growth Portfolio, BlackRock Large Cap Value Portfolio and MFS Investors Trust Portfolio if, in the future, actual expenses of these portfolios are less than these expense limits. MetLife Advisers has contractually agreed, until at least April 30, 2006, to reduce the Management Fee by the following percentages: .05% on all assets for the Loomis Sayles Small Cap Portfolio; .006% on all assets for the Lehman Brothers Aggregate Bond Index Portfolio; .007% on all assets for the MetLife Stock Index Portfolio; .007% on all assets for the MetLife Mid Cap Stock Index Portfolio; .007% on all assets for the Russell 2000 Index Portfolio; .007% on all assets for the Morgan Stanley EAFE Index Portfolio; .025% on assets in excess of $1 billion and less than $2 billion for the BlackRock Bond Income Portfolio; .005% on the first $500 million of assets and .015% on the next $500 million of assets for the BlackRock Money Market Portfolio; and .015% on the first $50 million of assets for the T. Rowe Price Large Cap Growth Portfolio.



(6) Met Investors Advisory and Met Investors Series Trust have entered into an Expense Limitation Agreement under which Met Investors Advisory has agreed to waive or limit its fees and to assume other expenses so that the total annual expenses of each Portfolio (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses) will not exceed, at any time prior to April 30, 2006, the following percentages: 1.15% for the Neuberger Berman Real Estate Portfolio; 1.15% for the Met/AIM Mid Cap Core Equity Portfolio; 1.30% for the Met/AIM Small Cap Growth Portfolio; 1.15% for the T. Rowe Price Mid-Cap Growth Portfolio; 1.35% for the RCM Global Technology Portfolio; 1.25% for the MFS Research International Portfolio; 1.00% for the Oppenheimer Capital Appreciation Portfolio; 1.25% for the Harris Oakmark International Portfolio and 1.15% for the Janus Aggressive Growth Portfolio. Net Total Contractual Annual Expenses for the following Portfolios have been restated to reflect the terms of the Expense Limitation Agreement that became effective May 1, 2005: T. Rowe Price Mid-Cap Growth Portfolio and MFS Research International Portfolio. Under certain circumstances, any fees waived or expenses reimbursed by the investment manager may be repaid to the investment manager if, in the future, actual expenses of these Portfolios are less than these expense limits.



(7) Certain amounts were recouped by the investment manager during 2004. These amounts are reflected in Other Expenses and per Portfolio are: 04% for the Oppenheimer Capital Appreciation Portfolio .05% for the Met/AIM Mid Cap Core Equity Portfolio; .14% for the MFS Research International Portfolio; .06% for the Met/AIM Small Cap Growth Portfolio; .07% for the Janus Aggressive Growth Portfolio; .09% for the T. Rowe Price Mid-Cap Growth Portfolio and .02% for the Harris Oakmark International Portfolio.



(8) The MetLife Conservative Allocation, MetLife Conservative to Moderate Allocation, MetLife Moderate Allocation, MetLife Moderate to Aggressive Allocation and the MetLife Aggressive Allocation Portfolios (the "Asset Allocation Portfolios") are each "funds of funds" that invest substantially all of their respective assets in Class A shares of various other underlying portfolios. Each Asset Allocation Portfolio will have its own expenses and will also bear its pro rata portion of the operating expenses of the underlying portfolios in which the Asset Allocation Portfolio invests, including the management fee. The Asset Allocation Portfolios will begin operations on or about May 1, 2005. The estimated expenses of the underlying portfolios (after applicable expense limitations) are .65% for the MetLife Conservative Allocation Portfolio, .67% for the MetLife Conservative to Moderate Allocation Portfolio, .69% for the MetLife Moderate Allocation Portfolio, .72% for the MetLife Moderate to Aggressive Allocation Portfolio, and .74% for the MetLife Aggressive Allocation Portfolio. The estimated Total Contractual Annual Expenses of the Asset Allocation Portfolios, including the weighted average of the total operating expenses of the underlying portfolios (before applicable expense limitations) are: 1.25% for the MetLife Conservative Allocation Portfolio, 1.10% for the MetLife Conservative to Moderate Allocation Portfolio, 1.10% for the MetLife Moderate Allocation Portfolio, 1.13% for the MetLife Moderate to Aggressive Allocation Portfolio, and 1.29% for the MetLife Aggressive Allocation Portfolio. Contract Owners may be able to realize lower aggregate expenses by investing directly in the underlying portfolios instead of the Asset Allocation Portfolios. A Contract Owner who chooses to invest directly in the underlying portfolios would not, however, receive the asset allocation services provided by MetLife Advisers.

EXAMPLE

     The Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses, and Eligible Fund fees and expenses.(1)

     The Example assumes that you invest $10,000 in a Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the (a) maximum and (b) minimum fees and expenses of any of the Eligible Funds (before reimbursement and/or waiver). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

     (1) If you surrender your Contract or annuitize under a period certain option for a specified period of less than 15 years (with applicable contingent deferred sales charges deducted) at the end of the applicable time period:


                                              1 YEAR     3 YEARS     5 YEARS    10 YEARS
                                              -------   ---------   ---------   ---------
(a).........................................  $933.18   $1,363.67   $1,803.99   $3,169.13
(b).........................................  $842.15   $1,084.11   $1,314.10   $2,192.27


     (2) If you do not surrender your Contract or if you annuitize under a life contingency option or under a period certain option for a minimum specified period of 15 years (no contingent deferred sales charges would be deducted(2)):


                                                1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                -------   -------   ---------   ---------
(a)...........................................  $288.90   $884.50   $1,504.64   $3,169.13
(b)...........................................  $190.84   $590.13   $1,014.10   $2,192.27


     PLEASE REMEMBER THAT THE EXAMPLES ARE SIMPLY ILLUSTRATIONS AND DO NOT REFLECT PAST OR FUTURE EXPENSES. Your actual expenses may be higher or lower than those reflected in the examples depending on the features you choose. Similarly your rate of return may be more or less than the 5% assumed in the examples.

---------------
NOTES:


(1) The Example does not reflect transfer fees or premium taxes (which may range up to 3.5%, depending on the jurisdiction). In these examples, the average Administration Contract Charge of .062% has been used. (See Note (1) to the first table on p. A-8.)


(2) If you subsequently withdraw the commuted value of amounts placed under any of these options, we will deduct from the amount you receive a portion of the Contingent Deferred Sales Charge amount that would have been deducted when you originally applied the Contract proceeds to the option. (See "Contingent Deferred Sales Charge" and "Annuity Options" for more information.)
--------------------------------------------------------------------------------

Condensed financial information containing the Accumulation Unit Value history appears at the end of this prospectus (p. A-50).

                             HOW THE CONTRACT WORKS

                                PURCHASE PAYMENT

- You can make a one-time investment or establish an ongoing investment program, subject to the Company's minimum and maximum purchase payment guidelines.

                              ADDITIONAL PAYMENTS

- Generally may be made at any time, (subject to Company limits), but no purchase payments allowed: (1) during the seven years immediately preceding the Maturity Date; or (2) after a Contract Owner (or the Annuitant, if not owned in an individual capacity) reaches age 88 (83 in New York).


- Minimum $250 with certain exceptions (see page A-22).


                                     LOANS


- Loans are available to participants of certain tax qualified pension plans (see page A-30).


                                   SURRENDERS

- Up to the greater of: 10% of the Contract Value at the beginning of the Contract Year; and the excess of the Contract Value over purchase payments that are subject to the Contingent Deferred Sales Charge on the date of surrender, can be withdrawn each year without incurring a Contingent Deferred Sales Charge, subject to any applicable tax law restrictions.

- Surrenders may be taxable to the extent of gain.

- Prior to age 59 1/2 a 10% penalty tax may apply. (A 25% penalty tax may apply upon surrender from a SIMPLE IRA within the first two years.)

- Premium tax charge may apply.

                                 DEATH PROCEEDS

- Guaranteed not to be less than your total purchase payments adjusted for any prior surrenders or outstanding loans (and, where applicable, net of premium tax charges).

- Death proceeds may be taxable.

- Premium tax charge may apply.

                                 CONTRACT VALUE

- You allocate payments to your choice, within limits, of Eligible Funds and/or the Fixed Account.

- The Contract Value reflects purchase payments, investment experience, interest credited on Fixed Account allocations, partial surrenders, loans and Contract charges.

- The Contract Value invested in the Eligible Funds is not guaranteed.


- Earnings in the contract are generally free of any current income taxes (see page A-41).


- You may change the allocation of future payments, within limits, at any time.

- Prior to annuitization, you may transfer Contract Value among accounts, currently free of charge. (Special limits apply to the Fixed Account and to situations that involve "market timing.")

- Contract Value may not be allocated among more than ten Accounts (including the Fixed Account) at any time.

                              RETIREMENT BENEFITS

- Lifetime income options.

- Fixed and/or variable payout options.

- Retirement benefits may be taxable.

- Premium tax charge may apply.

                     DAILY DEDUCTION FROM VARIABLE ACCOUNT

- We deduct a mortality and expense risk charge of 1.30% (1.55% for certain sub-accounts) on an annualized basis from the Contract Value daily.

- We deduct an Administration Asset Charge of 0.10% on an annualized basis from the Contract Value daily.

- Investment advisory fees and operating expenses are deducted from the Eligible Fund assets daily.

                              ANNUAL CONTRACT FEE

- We deduct a $30 Administration Contract Charge from the Contract Value in the Variable Account on each anniversary while the Contract is in-force, other than under a Payment Option. (May be waived for certain large Contracts.) We deduct a pro rata portion on full surrender and at annuitization.

                                SURRENDER CHARGE


- Consists of Contingent Deferred Sales Charge based on purchase payments made (see pages A-29 and A-34-37).


                               PREMIUM TAX CHARGE

- Where applicable, we deduct a premium tax charge from the Contract Value when annuity benefits commence (or, in certain states, at the earliest of: full or partial surrender; annuitization; or payment of the Death Proceeds due to the death of a Contract Owner or, if applicable, of the Annuitant).

                              ADDITIONAL BENEFITS

- You pay no taxes on your investment as long as it remains in the Contract.

- You may surrender the Contract at any time for its Contract Value, less any applicable Contingent Deferred Sales Charge, subject to any applicable tax law restrictions.

- We may waive the Contingent Deferred Sales Charge on evidence of terminal illness, confinement to a nursing home, or permanent and total disability, if this benefit is available in your state.

                                  THE COMPANY


     We were organized as a stock life insurance company in Delaware in 1980 and are authorized to operate in all states, the District of Columbia and Puerto Rico. Formerly, we were a wholly-owned subsidiary of New England Mutual Life Insurance Company ("New England Mutual"). On August 30, 1996, New England Mutual merged into Metropolitan Life Insurance Company ("MetLife"), an insurance company whose principle office is One Madison Avenue, New York, NY 10010. MetLife is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. MetLife then became the parent of New England Variable Life Insurance Company which changed its name to "New England Life Insurance Company," (the "Company") and changed its domicile from the State of Delaware to the Commonwealth of Massachusetts. The Company is located at 501 Boylston Street, Boston, Massachusetts 02116.


     We are a member of the Insurance Marketplace Standards Association ("IMSA"), and as such may include the IMSA logo and information about IMSA membership in our advertisements. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

                              THE VARIABLE ACCOUNT

     We established a separate investment account, New England Variable Annuity Separate Account (the "Variable Account"), under Delaware law on July 1, 1994, to hold the assets backing the Contracts. When the Company changed its domicile to Massachusetts on August 30, 1996 the Variable Account became subject to Massachusetts law. The Variable Account is registered as a unit investment trust under the Investment Company Act of 1940. The Variable Account may be used to support other variable annuity contracts besides the Contracts. The other contracts may have different charges, and provide different benefits.

     The assets of the Variable Account equal to its reserves and other contract liabilities are not available to meet the claims of the Company's general creditors. The income and realized and unrealized capital gains or losses of the Variable Account are credited to or charged against the Variable Account and not to other income, gains or losses of the Company. All obligations arising under the Contracts are, however, general corporate obligations of the Company.

     We allocate your purchase payments to the sub-accounts that you elect. If you allocate purchase payments to the Variable Account, the value of Accumulation Units credited to your Contract and the amount of the variable annuity payments depend on the investment experience of the Eligible Fund (a mutual fund) in which your selected sub-accounts invests. We do not guarantee the investment performance of the Variable Account. You bear the full investment risk for all amounts allocated to the Variable Account.

                      INVESTMENTS OF THE VARIABLE ACCOUNT

     We will allocate your purchase payments to the sub-accounts investing in one or more of the Eligible Funds you chose, which we list below. No sales charge will apply at the time you make your payment. You may change your selection of Eligible Funds for future purchase payments at any time free of charge. (See "Requests and Elections.") You can transfer to or from any Eligible Fund, subject to certain conditions. (See "Transfer Privilege.") You may allocate your Contract Value among no more than twenty Accounts (including the Fixed Account) at any one time. We reserve the right to add or remove Eligible Funds from time to time. See "Substitution of Investments."

     Certain Eligible Funds have investment objectives and policies similar to other funds that may be managed by the same subadviser. The performance of the Eligible Funds, however, may be higher or lower than the other funds. We make no representation that the investment results of any of the Eligible Funds will be comparable to the investment results of any other fund, even if the other fund has the same subadviser.

     You will find complete information about the Eligible Funds, including the risks associated with each, in the accompanying prospectuses. They should be read along with this prospectus.

     BLACKROCK MONEY MARKET PORTFOLIO (FORMERLY STATE STREET RESEARCH MONEY MARKET PORTFOLIO)



     The BlackRock Money Market Portfolio's investment objective is a high level of current income consistent with preservation of capital. An investment in the BlackRock Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the BlackRock Money Market Portfolio seeks to preserve the value of your investment at $100 per share, it is possible to lose money by investing in the BlackRock Money Market Portfolio.



     During extended periods of low interest rates, the yields of the subaccount investing in the BlackRock Money Market Portfolio may become extremely low and possibly negative.



     SALOMON BROTHERS U.S. GOVERNMENT PORTFOLIO CLASS B



     The Salomon Brothers U.S. Government Portfolio's investment objective is to maximize total return consistent with preservation of capital and maintenance of liquidity.



     BLACKROCK BOND INCOME PORTFOLIO (FORMERLY STATE STREET RESEARCH BOND INCOME PORTFOLIO)



     The BlackRock Bond Income Portfolio's investment objective is a competitive total return primarily from investing in fixed-income securities.



     LEHMAN BROTHERS AGGREGATE BOND INDEX PORTFOLIO



     The Lehman Brothers Aggregate Bond Index Portfolio's investment objective is to equal the performance of the Lehman Brothers Aggregate Bond Index.



     SALOMON BROTHERS STRATEGIC BOND OPPORTUNITIES PORTFOLIO CLASS B



     The Salomon Brothers Strategic Bond Opportunities Portfolio's investment objective is to maximize total return consistent with preservation of capital.



     BLACKROCK DIVERSIFIED PORTFOLIO (FORMERLY STATE STREET RESEARCH DIVERSIFIED PORTFOLIO)



     The BlackRock Diversified Portfolio's investment objective is high total return while attempting to limit investment risk and preserve capital.



     MFS TOTAL RETURN PORTFOLIO



     The MFS Total Return Portfolio's investment objective is a favorable total return through investment in a diversified portfolio.



     BLACKROCK LARGE CAP VALUE PORTFOLIO CLASS B (FORMERLY STATE STREET RESEARCH LARGE CAP VALUE PORTFOLIO)



     The BlackRock Large Cap Value Portfolio's investment objective is long-term growth of capital.



     DAVIS VENTURE VALUE PORTFOLIO CLASS B



     The Davis Venture Value Portfolio's investment objective is growth of capital.



     FI VALUE LEADERS PORTFOLIO CLASS B



     The FI Value Leaders Portfolio's investment objective is long-term growth of capital.



     HARRIS OAKMARK LARGE CAP VALUE PORTFOLIO CLASS B



     The Harris Oakmark Large Cap Value Portfolio's investment objective is long-term capital appreciation.



     HARRIS OAKMARK FOCUSED VALUE PORTFOLIO CLASS B



     The Harris Oakmark Focused Value Portfolio's investment objective is long-term capital appreciation.

     NEUBERGER BERMAN MID CAP VALUE PORTFOLIO (FORMERLY NEUBERGER BERMAN PARTNERS MID CAP VALUE PORTFOLIO)



     The Neuberger Berman Mid Cap Value Portfolio's investment objective is capital growth.



     BLACKROCK INVESTMENT TRUST PORTFOLIO (FORMERLY STATE STREET RESEARCH INVESTMENT TRUST PORTFOLIO)



     The BlackRock Investment Trust Portfolio's investment objective is long-term growth of capital and income.



     METLIFE STOCK INDEX PORTFOLIO



     The MetLife Stock Index Portfolio's investment objective is to equal the performance of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index").



     MFS INVESTORS TRUST PORTFOLIO CLASS B



     The MFS Investors Trust Portfolio's investment objective is long-term growth of capital with a secondary objective to seek reasonable current income.



     BLACKROCK STRATEGIC VALUE PORTFOLIO CLASS B (FORMERLY STATE STREET RESEARCH AURORA PORTFOLIO)



     The BlackRock Strategic Value Portfolio's investment objective is high total return, consisting principally of capital appreciation.



     FI MID CAP OPPORTUNITIES PORTFOLIO



     The FI Mid Cap Opportunities Portfolio's investment objective is long-term growth of capital.



     METLIFE MID CAP STOCK INDEX PORTFOLIO



     The MetLife Mid Cap Stock Index Portfolio's investment objective is to equal the performance of the Standard & Poor's MidCap 400 Composite Stock Price Index ("S&P MidCap 400 Index").



     FI INTERNATIONAL STOCK PORTFOLIO CLASS B



     The FI International Stock Portfolio's investment objective is long-term growth of capital.



     MORGAN STANLEY EAFE INDEX PORTFOLIO



     The Morgan Stanley EAFE Index Portfolio's investment objective is to equal the performance of the MSCI EAFE(R) Index ("Morgan Stanley Capital International Europe Australasia Far East Index").



     OPPENHEIMER GLOBAL EQUITY PORTFOLIO (FORMERLY SCUDDER GLOBAL EQUITY PORTFOLIO)



     The Oppenheimer Global Equity Portfolio's investment objective is capital appreciation.



     BLACKROCK LEGACY LARGE CAP GROWTH CLASS B (FORMERLY STATE STREET RESEARCH LARGE CAP GROWTH PORTFOLIO)



     The BlackRock Legacy Large Cap Growth Portfolio's investment objective is long-term growth of capital.



     JENNISON GROWTH PORTFOLIO CLASS B (FORMERLY MET/PUTNAM VOYAGER PORTFOLIO)



     The Jennison Growth Portfolio's investment objective is to seek long-term growth of capital.



     T. ROWE PRICE LARGE CAP GROWTH PORTFOLIO



     The T. Rowe Price Large Cap Growth Portfolio's investment objective is long-term growth of capital and, secondarily, dividend income.



     LOOMIS SAYLES SMALL CAP PORTFOLIO CLASS B



     The Loomis Sayles Small Cap Portfolio's investment objective is long-term capital growth from investments in common stocks or other equity securities.

     RUSSELL 2000 INDEX PORTFOLIO



     The Russell 2000 Index Portfolio's investment objective is to equal the return of the Russell 2000 Index.



     BLACKROCK AGGRESSIVE GROWTH PORTFOLIO (FORMERLY STATE STREET RESEARCH AGGRESSIVE GROWTH PORTFOLIO)



     The BlackRock Aggressive Growth Portfolio's investment objective is maximum capital appreciation.



     FRANKLIN TEMPLETON SMALL CAP GROWTH PORTFOLIO



     The Franklin Templeton Small Cap Growth Portfolio's investment objective is long-term capital growth.



     T. ROWE PRICE SMALL CAP GROWTH PORTFOLIO



     The T. Rowe Price Small Cap Growth Portfolio's investment objective is long-term capital growth.



     PIMCO TOTAL RETURN PORTFOLIO



     The PIMCO Total Return Portfolio's investment objective is to seek maximum total return, consistent with the preservation of capital and prudent investment management.



     LORD ABBETT BOND DEBENTURE PORTFOLIO



     The Lord Abbett Bond Debenture Portfolio's investment objective is to provide high current income and the opportunity for capital appreciation to produce a high total return.



     NEUBERGER BERMAN REAL ESTATE PORTFOLIO



     The Neuberger Berman Real Estate Portfolio's investment objective is to provide total return through investment in real estate securities, emphasizing both capital appreciation and current income.



     MET/AIM MID CAP CORE EQUITY PORTFOLIO



     The Met/AIM Mid Cap Core Equity Portfolio's investment objective is long-term growth of capital.



     HARRIS OAKMARK INTERNATIONAL PORTFOLIO CLASS E



     The Harris Oakmark International Portfolio's investment objective is to seek long-term capital appreciation.



     MFS RESEARCH INTERNATIONAL PORTFOLIO



     The MFS Research International Portfolio's investment objective is capital appreciation.



     JANUS AGGRESSIVE GROWTH PORTFOLIO



     The Janus Aggressive Growth Portfolio's investment objective is to seek long-term growth of capital.



     OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO



     The Oppenheimer Capital Appreciation Portfolio's investment objective is capital appreciation.



     T. ROWE PRICE MID-CAP GROWTH PORTFOLIO



     The T. Rowe Price Mid-Cap Growth Portfolio's investment objective is long-term growth of capital.



     MET/AIM SMALL CAP GROWTH PORTFOLIO



     The Met/AIM Small Cap Growth Portfolio's investment objective is long-term growth of capital.



     RCM GLOBAL TECHNOLOGY PORTFOLIO (FORMERLY PIMCO PEA INNOVATION PORTFOLIO)



     The RCM Global Technology Portfolio's investment objective is to seek capital appreciation; no consideration is given to income.

     AMERICAN FUNDS GROWTH-INCOME FUND



     The American Funds Growth-Income Fund's investment objective is to seek capital appreciation and income.



     AMERICAN FUNDS GROWTH FUND



     The American Funds Growth Fund's investment objective is to seek capital appreciation through stocks.



     AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND



     The American Funds Global Small Capitalization Fund's investment objective is to seek capital appreciation through stocks.



     METLIFE CONSERVATIVE ALLOCATION PORTFOLIO



     The MetLife Conservative Allocation Portfolio's investment objective is a high level of current income, with growth of capital as a secondary objective.



     METLIFE CONSERVATIVE TO MODERATE ALLOCATION PORTFOLIO



     MetLife Conservative to Moderate Allocation Portfolio's investment objective is a high total return in the form of income and growth of capital, with a greater emphasis on income.



     METLIFE MODERATE ALLOCATION PORTFOLIO



     MetLife Moderate Allocation Portfolio's investment objective is to balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.



     METLIFE MODERATE TO AGGRESSIVE ALLOCATION PORTFOLIO



     MetLife Moderate to Aggressive Allocation Portfolio's investment objective is growth of capital.



     METLIFE AGGRESSIVE ALLOCATION PORTFOLIO



     MetLife Aggressive Allocation Portfolio's investment objective is growth of capital.



INVESTMENT ADVICE


     MetLife Advisers, an affiliate of the Company, serves as Investment Adviser for each Portfolio of the Metropolitan Fund. The chart below shows the Subadviser of each Portfolio. MetLife Advisers oversees and recommends the hiring or replacement of its Subadvisers and is ultimately responsible for the investment performance of these Eligible Funds. Each Subadviser is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940.


PORTFOLIO                                                      SUBADVISER
-----------------------------------------------------------    ----------------------------------------
BlackRock Money Market(2)..................................    BlackRock Advisors, Inc.(1)
Salomon Brothers U.S. Government...........................    Salomon Brothers Asset Management Inc
BlackRock Bond Income(2)...................................    BlackRock Advisors, Inc.(1)
Lehman Brothers Aggregate Bond Index.......................    Metropolitan Life Insurance Company
Salomon Brothers Strategic Bond Opportunities(3)...........    Salomon Brothers Asset Management Inc
BlackRock Diversified(2)...................................    BlackRock Advisors, Inc.(1)
MFS Total Return...........................................    Massachusetts Financial Services Company
BlackRock Large Cap Value(2)...............................    BlackRock Advisors, Inc.(1)
Davis Venture Value........................................    Davis Selected Advisers, L.P.(4)
FI Value Leaders...........................................    Fidelity Management & Research Company
Harris Oakmark Large Cap Value.............................    Harris Associates L.P.
Harris Oakmark Focused Value...............................    Harris Associates L.P.
Neuberger Berman Mid Cap Value(5)..........................    Neuberger Berman Management Inc.
BlackRock Investment Trust(2)..............................    BlackRock Advisors, Inc.(1)
MetLife Stock Index........................................    Metropolitan Life Insurance Company

PORTFOLIO                                                      SUBADVISER
---------                                                      ----------
MFS Investors Trust........................................    Massachusetts Financial Services Company
BlackRock Strategic Value(2)...............................    BlackRock Advisors, Inc.(1)
FI Mid Cap Opportunities...................................    Fidelity Management & Research Company
MetLife Mid Cap Stock Index................................    Metropolitan Life Insurance Company
FI International Stock.....................................    Fidelity Management & Research Company
Morgan Stanley EAFE Index..................................    Metropolitan Life Insurance Company
Oppenheimer Global Equity(6)...............................    OppenheimerFunds, Inc.(5)
BlackRock Legacy Large Cap Growth(2).......................    BlackRock Advisors, Inc.(1)
Jennison Growth(7).........................................    Jennison Associates LLC
T. Rowe Price Large Cap Growth.............................    T. Rowe Price Associates, Inc.
Loomis Sayles Small Cap....................................    Loomis, Sayles & Company, L.P.
Russell 2000 Index.........................................    Metropolitan Life Insurance Company
BlackRock Aggressive Growth(2).............................    BlackRock Advisors, Inc.(1)
Franklin Templeton Small Cap Growth........................    Franklin Advisers, Inc.
T. Rowe Price Small Cap Growth.............................    T. Rowe Price Associates, Inc.
MetLife Conservative Allocation(8).........................    N/A(8)
MetLife Conservative to Moderate Allocation(8).............    N/A(8)
MetLife Moderate Allocation(8).............................    N/A(8)
MetLife Moderate to Aggressive Allocation(8)...............    N/A(8)
MetLife Aggressive Allocation(8)...........................    N/A(8)


------------


(1)On January 31, 2005 BlackRock Advisors, Inc. replaced State Street Research & Management Company as subadviser.



(2)Effective January 31, 2005, State Street Research Money Market Portfolio changed its name to BlackRock Money Market Portfolio; State Street Research Bond Income Portfolio changed its name to BlackRock Bond Income Portfolio; State Street Research Diversified Portfolio changed its name to BlackRock Diversified Portfolio; State Street Research Large Cap Value Portfolio changed its name to BlackRock Large Cap Value Portfolio; State Street Research Investment Trust Portfolio changed its name to BlackRock Investment Trust Portfolio; State Street Research Aurora Portfolio changed its name to BlackRock Strategic Value Portfolio; State Street Research Large Cap Growth Portfolio changed its name to BlackRock Legacy Large Cap Growth Portfolio; and State Street Research Aggressive Growth Portfolio changed its name to BlackRock Aggressive Growth Portfolio.



(3)The Salomon Brothers Strategic Bond Opportunities Portfolio also receives certain investment sub-advisory services from Citigroup Asset Management Limited, a London-based affiliate of Salomon Brothers Asset Management Inc.



(4)Davis Selected Advisers, L.P. may delegate any of its responsibilities to Davis Selected Advisers--NY, Inc., a wholly-owned subsidiary.



(5)Effective May 1, 2005, the Neuberger Berman Partners Mid Cap Value Portfolio changed its name to the Neuberger Berman Mid Cap Value Portfolio.



(6)Effective May 1, 2005, the Scudder Global Equity Portfolio changed its name to the Oppenheimer Global Equity Portfolio and OppenheimerFunds, Inc. replaced Deutsche Investment Management Americas, Inc. as subadviser.



(7)On or about April 29, 2005, the Met/Putnam Voyager Portfolio that had been offered as an Eligible Fund up through that date, merged with and into the Jennison Growth Portfolio.



(8)Metropolitan Fund Asset Allocation Portfolios: The MetLife Conservative Allocation Portfolio, the MetLife Conservative to Moderate Allocation Portfolio, the MetLife Moderate Allocation Portfolio, the MetLife Moderate to Aggressive Allocation Portfolio, and the MetLife Aggressive Allocation Portfolio (collectively, the "Asset Allocation Portfolios") are "fund of funds" that invest in Class A shares of a diversified group of other underlying portfolios (Eligible Funds) of the Metropolitan Fund and Met Investors Series. There is no subadviser, however there is an Asset Allocation Committee of investment professionals at MetLife Advisers that are responsible for the management of the Allocation Portfolios. Each underlying portfolio has its own subadviser.


     For more information regarding the Investment Adviser and the Subadviser of the Metropolitan Series Fund Portfolios, see the Statement of Additional Information for the Contracts, and also see the Metropolitan Series Fund prospectus attached at the end of this prospectus and its Statement of Additional Information.

     Met Investors Advisory LLC (formerly Met Investors Advisory Corp.) is an affiliate of the Company and is the Manager (i.e. investment adviser) for the Met Investors Series Trust Portfolios. Each of the Met Investor Series Trust Portfolios also has an Adviser (i.e. subadviser).



PORTFOLIO                                                      ADVISER (SUBADVISER)
---------                                                      --------------------
PIMCO Total Return.........................................    Pacific Investment Management Company
                                                               LLC
Lord Abbett Bond Debenture.................................    Lord, Abbett & Co. LLC
Neuberger Berman Real Estate...............................    Neuberger Berman Management Inc.
Met/AIM Mid Cap Core Equity................................    A I M Capital Management, Inc.
Harris Oakmark International...............................    Harris Associates L.P.
MFS Research International.................................    Massachusetts Financial Services Company
Janus Aggressive Growth....................................    Janus Capital Management LLC
Oppenheimer Capital Appreciation...........................    OppenheimerFunds, Inc.
T. Rowe Price Mid-Cap Growth...............................    T. Rowe Price Associates, Inc.
Met/AIM Small Cap Growth...................................    A I M Capital Management, Inc.
RCM Global Technology(2)...................................    RCM Capital Management LLC(1)


------------


(1)Effective January 15, 2005 RCM Capital Management LLC replaced PEA Capital LLC as Adviser (subadviser).



(2)Effective May 1, 2005, PIMCO PEA Innovation Portfolio changed its name to RCM Global Technology Portfolio.


     For more information regarding the Manager or Adviser of the Met Investors Series Trust Portfolios, see the Statement of Additional Information for the Contracts, and also see the Met Investors Series Trust prospectus attached at the end of this prospectus and its Statement of Additional Information.

     Capital Research and Management Company is the Investment Adviser for the American Funds Insurance Series Funds.


PORTFOLIO                                                      SUBADVISER
---------                                                      ----------
American Funds Growth-Income...............................    N/A
American Funds Growth......................................    N/A
American Funds Global Small Capitalization.................    N/A


     For more information about the Investment Adviser, see the American Funds Insurance Series prospectus attached at the end of this prospectus and its Statement of Additional Information.

     You can also get information about the Metropolitan Fund, Met Investors Series Trust and the American Funds Insurance Series (including a copy of the Statement of Additional Information) by accessing the Securities and Exchange Commission's website at http://www.sec.gov.


CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE ELIGIBLE FUNDS



     An investment adviser (other than our affiliates MetLife Advisers and Met Investors Advisory) or subadviser of an Eligible Fund or its affiliates may compensate us and/or certain affiliates for administrative or other services relating to the Eligible Funds. The amount of the compensation is not deducted from Eligible Fund assets and does not decrease the Eligible Fund's investment return. The amount of the compensation is based on a percentage of assets of the Eligible Fund attributable to the Contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay us more than others. These percentages currently range up to .05%. Additionally, an investment adviser or subadviser of an Eligible Fund or its affiliates may provide us with wholesaling services that assist in the distribution of the Contracts and may pay us and/or certain affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or other affiliate) with increased access to persons involved in the distribution of the contracts.



     We and certain of our affiliated insurance companies are joint owners of our affiliated investment advisers MetLife Advisers and Met Investors Advisory which are formed as "limited liability companies." Our ownership interests entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Eligible Fund. We may benefit accordingly from assets allocated to the Eligible Funds to the extent they result in profits to the advisers. (See the "FEE TABLE--Annual Eligible Fund Operating Expenses" for information on the management fees paid by the Eligible Fund to the advisers and the Statement of Additional Information for the Eligible Funds for information on the management fees paid by the advisers to the subadvisers).

     Certain of the investment portfolios have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. The Distribution Plan is described in more detail in each Eligible Fund's prospectus. (See "FEE TABLE--Annual Eligible Fund Operating Expenses" and "DISTRIBUTION OF THE CONTRACTS".) The payments are deducted from the assets of the Eligible Funds and paid to our distributor, New England Securities Corporation. These payments decrease the Eligible Fund's investment return.



     We also make certain payments to American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series. See "Distribution of the Contracts."



     We select the Eligible Funds offered through this Contract based on several criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Eligible Fund's adviser or subadviser is one of our affiliates or whether the Eligible Fund, its adviser, its subadviser(s), or an affiliate will compensate us or our affiliates for providing certain administrative and other services, as described above. We review the Eligible Funds periodically and may remove an Eligible Fund or limit its availability to new purchase payments and/or transfers of contract value if we determine that the Eligible Fund no longer meets one or more of the selection criteria, and/or if the Eligible Fund has not attracted significant allocations from Owners. We do not provide investment advice and do not recommend or endorse any particular Eligible Fund.


SHARE CLASSES OF THE ELIGIBLE FUNDS

     The Eligible Funds offer various classes of shares, each of which has a different level of expenses. Attached prospectuses for the Eligible Funds may provide information for share classes that are not available through the Contract. When you consult the attached prospectus for any Eligible Fund, you should be careful to refer to only the information regarding the class of shares that is available through the Contract. The following classes of shares are available under the Contract:


     -- For the Metropolitan Fund, we offer Class A shares of the BlackRock
       Money Market, BlackRock Bond Income, Salomon Brothers U.S. Government, Salomon Brothers Strategic Bond Opportunities, MFS Investors Trust, FI Value Leaders, Davis Venture Value, BlackRock Legacy Large Cap Growth, Harris Oakmark Focused Value, Loomis Sayles Small Cap, Jennison Growth, FI International Stock, and BlackRock Strategic Value Portfolios; Class B shares of the BlackRock Diversified, T. Rowe Price Large Cap Growth, FI Mid Cap Opportunities, Lehman Brothers Aggregate Bond Index, MetLife Mid Cap Stock Index, BlackRock Aggressive Growth, T. Rowe Price Small Cap Growth, Oppenheimer Global Equity, MetLife Stock Index, Neuberger Berman Mid Cap Value, Franklin Templeton Small Cap Growth, Morgan Stanley EAFE Index, Russell 2000 Index, BlackRock Investment Trust, Metlife Conservative Allocation, MetLife Conservative to Moderate Allocation, MetLife Moderate Allocation, MetLife Moderate to Aggressive Allocation and MetLife Aggressive Allocation Portfolios; and Class E shares of the MFS Total Return, Harris Oakmark Large Cap Value and BlackRock Large Cap Value Portfolios;


     -- For the Met Investors Series Trust, we offer Class B shares for all
       Portfolios except the Harris Oakmark International Portfolio which is Class E; and

     -- For the American Funds Insurance Series, we offer Class 2 shares only.

     Additionally, shares of the Eligible Funds may be offered to insurance company separate accounts of both variable annuity and variable life insurance contracts and to Qualified Plans. Due to differences in tax treatment and other considerations, the interests of various contractowners participating in, and the interests of Qualified Plans investing in the Eligible Funds may conflict. The Eligible Funds will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.

SUBSTITUTION OF INVESTMENTS

     If investment in the Eligible Funds or a particular Fund is no longer possible, in our judgment becomes inappropriate for the purposes of the Contract, or for any other reason in our sole discretion, we may substitute another Eligible Fund or Funds without your consent. The substituted fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future purchase payments, or both, for some or all classes of Contracts. However, we will not make such substitution without any necessary approval of the Securities and Exchange Commission. Furthermore, we may close sub-accounts to allocation of purchase payments or Contract Value, or both, for some or all classes of Contracts, at any time in our sole discretion. If automatic allocations (such as dollar cost averaging, asset rebalancing, or purchase payments made through our automated payment program) are being made to a subaccount that is closed or no longer available due to an Eligible Fund liquidation, and if you do not give us other instructions, then any amounts that would have gone into the closed subaccount will be allocated to the State Street Research Money Market Subaccount.

                               GUARANTEED OPTION


     You may allocate purchase payments to the Fixed Account. The Fixed Account is a part of our general account and offers a guaranteed interest rate. The Fixed Account is not available during annuitization but a fixed payment option is available. (See "The Fixed Account" for more information.)


                                 THE CONTRACTS

     We will issue the Contract to an individual through the age of 87 (through age 82 in New York). We will issue the Contract to joint contract owners through the age of 85 (through age 82 in New York), based on the older contract owner.

PURCHASE PAYMENTS

     Currently, the minimum initial purchase payment is $5,000, and the minimum subsequent purchase payment is $250. The following exceptions may apply.

    -- When the Contract is bought as part of an individual retirement account under Section 408(a) of the Internal Revenue Code (the "Code") or individual retirement annuity under Section 408(b) of the Code (both referred to as "IRAs"), or a Roth IRA under Section 408A of the Code ("Roth IRA"), if you choose to have monthly purchase payments withdrawn from your financial institution account, a service known as the Master Service Account arrangement ("MSA"), we will accept a monthly minimum of $100 in lieu of a single $2,000 initial purchase payment.

    -- For Contracts bought as part of other types of retirement plans qualifying for tax-benefited treatment under the Code, we will accept monthly purchase payments as low as $50 per month if payments are made through a group billing arrangement (also known as a "list bill" arrangement).

    -- For all other Contracts, we will accept monthly purchase payments as low as $100 per month if they are made through our automated payment program. If you would like to exchange a New England Variable Fund I ("Fund I"), New England Retirement Investment Account ("Preference") or New England Variable Account ("Zenith Accumulator") contract for a Contract, we may waive the minimum initial and subsequent purchase payment amounts to correspond with the old contract. (For more information on exchanges, see Appendix D.)

     We will accept a different amount than what is described above if required by Federal tax law. We may limit purchase payments made under a Contract. Currently, we may refuse any purchase payment that would cause your Contract Value, including the value of all other Contracts you may own with us, to exceed $1,000,000. We will not accept a purchase payment that would cause your Contract Value, including the value of all other contracts you may own with us, to exceed $5,000,000. We may limit purchase payments under a flexible purchase payment contract to three times the amount shown in the application for any given Contract year.

     NO PURCHASE PAYMENTS MAY BE MADE: (1) WITHIN SEVEN YEARS PRIOR TO THE CONTRACT'S MATURITY DATE; OR (2) AFTER A CONTRACT OWNER (OR THE ANNUITANT, IF THE CONTRACT IS NOT OWNED IN AN INDIVIDUAL CAPACITY) REACHES AGE 88 (AGE 83 IN NEW YORK). FOR JOINT CONTRACT OWNERS, YOU MAY NOT MAKE A PURCHASE PAYMENT AFTER THE OLDER CONTRACT OWNER REACHES AGE 86 (AGE 83 IN NEW YORK).

     When we receive your completed application (information) and initial purchase payment, within two business days we will issue your Contract. The Contract Date is the date shown on your Contract. We will contact you if the application is incomplete and we need additional information. We will return initial purchase payments if this process is not completed within five business days unless you agree otherwise. We reserve the right to reject any application.

TEN DAY RIGHT TO REVIEW

     Within 10 days (or more where required by applicable state insurance law) after you receive your Contract you may return it to us or our agent for cancellation. Upon cancellation of the Contract, we will return to you the Contract Value. If required by the insurance law or regulations of the state in which your Contract is issued, however, we will refund all purchase payments made.

ALLOCATION OF PURCHASE PAYMENTS

     You may allocate your purchase payments to the Fixed Account and to the Eligible Funds, up to a maximum of twenty Accounts. We convert your purchase payments, allocated to the Eligible Funds, to a unit of interest known as an Accumulation Unit. The number of Accumulation Units credited to the Contract is determined by dividing the purchase payment by the Accumulation Unit Value for the selected sub-accounts at the end of the valuation day we receive your purchase payment at our Annuity Administrative Office. (See "Requests and Elections" for more information on receipt of purchase payments.)

STATE VARIATIONS

     Contracts issued in your state may provide different features and benefits from, and impose different costs than, those described in this prospectus. This prospectus provides a general description of the Contracts. Your actual Contract and any endorsements are the controlling documents. If you would like to review a copy of the Contract and endorsements, contact our Annuity Administrative Office.

CONTRACT VALUE AND ACCUMULATION UNIT VALUE

     We determine the value of your Contract by multiplying the number of Accumulation Units credited to your Contract by the appropriate Accumulation Unit Values. The Accumulation Unit Value of each sub-account depends on the net investment experience of its corresponding Eligible Fund and reflects the deduction of all fees and expenses.

     The Accumulation Unit Value of each sub-account was initially set at $1.00. We determine the Accumulation Unit Value by multiplying the most recent Accumulation Unit Value by the net investment factor for that day. The net investment factor for any sub-account reflects the change in net asset value per share of the corresponding Eligible Fund as of the close of regular trading on the New York Stock Exchange from the net asset value most recently determined, the amount of dividends or other distributions made by that Eligible Fund since the last determination of net asset value per share, and daily deductions for the Mortality and Expense Risk Charge and Administration Asset Charge, equal, on an annual basis to 1.65% of the average daily net asset value of the American Funds Growth Sub-Account, the American Funds Growth-Income Sub-Account and the American Funds Global Small Cap Sub-Account, and to 1.40% of the average daily net asset value of all other sub-accounts. The net investment factor may be greater or less than one. We describe the formula for determining the net investment factor under the caption "Net Investment Factor" in the Statement of Additional Information.

     If you select the Fixed Account option, the total Contract Value includes the amount of Contract Value held in the Fixed Account. (See "The Fixed Account.") If you have a loan under your Contract, the Contract Value also includes the amount of Contract Value transferred to our general account (but outside of the Fixed Account) due to the loan and any interest credited on that amount. We will credit interest earned on the amount held in the general account due to the loan at least annually to the sub-accounts you selected on the application. (See "Loan Provision for Certain Tax Benefited Retirement Plans.")

PAYMENT ON DEATH PRIOR TO ANNUITIZATION

     Prior to annuitization, your Contract's Death Proceeds will be payable to your Beneficiary if we receive, at our Annuity Administrative Office, due proof of the death of: (1) you as Contract Owner; (2) the first Contract Owner to die, if your Contract has joint owners; or (3) the Annuitant, if your Contract is not owned in an individual capacity. (If there is no named Beneficiary under a joint Contract, the Death Proceeds will be paid to the surviving Contract Owner.)

     The Contract's Death Proceeds at any time will be the greater of:

          (1) the current Contract Value (next determined after we receive due proof of death or if later an election to continue the Contract or to receive payment(s)) and;

          (2) the minimum guaranteed death benefit.

     During the first six months of your Contract the minimum guaranteed death benefit is equal to your purchase payments adjusted for any partial surrenders. Partial surrenders will decrease the minimum guaranteed death benefit by the percentage of Contract Value withdrawn. On the sixth month anniversary of your Contract and on each six month anniversary thereafter, until your 76th birthday or 71st birthday of the oldest joint owner, the minimum guaranteed death benefit is equal to the larger of:

          (1) the minimum guaranteed death benefit that applied to your Contract prior to the recalculation;

          (2) the Contract Value on the date of recalculation.

The new minimum guaranteed death benefit (plus any subsequent purchase payments, and adjusted for any subsequent surrenders), applies to your Contract until the next recalculation (six month anniversary) date, or until you make a purchase payment or surrender.

     For Contracts issued in New York, the minimum guaranteed death benefit will be recalculated at the beginning of each contract anniversary.


EXAMPLE: Assume that we issue your contract with a $10,000 purchase payment on 1/1/06. No further purchase payments are made and during the first six months, no partial surrenders are made. During the first six months, the minimum guaranteed death benefit is $10,000. Assume that on 7/1/06, the Contract Value is $10,700. The minimum guaranteed death benefit is reset on that date to $10,700.



          Assume that the Contract Value increases to $11,000 by 12/1/06, and that you request a partial surrender of 5% of your Contract Value, or $550, on that date. The minimum guaranteed death benefit immediately following the partial surrender is $10,165 [$10,700 - .05($10,700)].



          Assume that on 12/31/06 the Contract Value has decreased to $10,050. The minimum guaranteed death benefit remains at $10,165 and the Death Proceeds payable on 12/31/06 are $10,165.


     Options for Death Proceeds. For non-tax qualified plans, the Code requires that if the Contract Owner (or, if applicable, Annuitant) dies prior to annuitization, we must pay Death Proceeds within 5 years from the date of death or apply the Death Proceeds to a payment option to begin within one year, but not to exceed the life or life expectancy of the beneficiary. We will pay the Death Proceeds, reduced by the amount of any outstanding loan plus accrued interest and by any applicable premium tax charge, in a lump sum or apply them to provide one or more of the fixed or variable methods of payment available (see "Annuity Options"). (Certain annuity payment options are not available for the Death Proceeds.) You may elect the form of payment during your lifetime (or during the Annuitant's lifetime, if the Contract is not owned by an individual). This election, particularly for Contracts issued in connection with retirement plans qualifying for tax benefited treatment, is subject to any applicable requirements of Federal tax law.

     If you have not elected a form of payment, your Beneficiary has 90 days after we receive due proof of death to make an election. Whether and when such an election is made could affect when the Death Proceeds are deemed to be received under the tax laws.

     The Beneficiary may: (1) receive payment in a single sum; (2) receive payment in the form of certain annuity payment options that begin within one year of the date of death; or (3) if eligible, continue the Contract under the Beneficiary Continuation provision or the Spousal Continuation provision, as further described below. IF THE BENEFICIARY DOES NOT MAKE AN ELECTION WITHIN 90 DAYS AFTER WE RECEIVE DUE PROOF OF DEATH, AT OUR ANNUITY ADMINISTRATIVE OFFICE, AND THE BENEFICIARY IS ELIGIBLE FOR EITHER THE BENEFICIARY CONTINUATION OR THE SPOUSAL CONTINUATION PROVISION, WE WILL CONTINUE THE CONTRACT UNDER THE APPLICABLE PROVISION.

     There are comparable rules for distributions on the death of the Annuitant under tax qualified plans. However, if the Beneficiary under a tax qualified Contract is the Annuitant's spouse, tax law generally allows distributions to begin by the year in which the Annuitant would have reached age 70 1/2 (which may be more or less than five years after the Annuitant's death).

     If you (or, if applicable, the Annuitant) die on or after annuitization, the remaining interest in the Contract will be distributed as quickly as under the method of distribution in effect on the date of death.

     --BENEFICIARY CONTINUATION

     Since tax law requires that Death Proceeds be distributed within five years after the death of a Contract Owner (or, if applicable, the Annuitant), the Beneficiary Continuation provision permits a Beneficiary to keep the Death Proceeds in the Contract and to continue the Contract for a period ending five years after the date of death. The Death Proceeds must meet our published minimum (currently $5,000 for non-tax qualified Contracts and $2,000 for tax qualified Contracts) in order for the Contract to be continued by any Beneficiary.

     IF THE BENEFICIARY DOES NOT MAKE AN ELECTION WITHIN 90 DAYS AFTER WE RECEIVE DUE PROOF OF DEATH, WE WILL CONTINUE THE CONTRACT UNDER THE BENEFICIARY CONTINUATION PROVISION FOR A PERIOD ENDING FIVE YEARS AFTER THE DATE OF DEATH. IF BENEFICIARY CONTINUATION IS NOT AVAILABLE BECAUSE THE BENEFICIARY'S SHARE OF THE DEATH PROCEEDS DOES NOT MEET OUR PUBLISHED MINIMUM, HOWEVER, WE WILL PAY THE DEATH PROCEEDS IN A SINGLE SUM UNLESS THE BENEFICIARY ELECTS AN ANNUITY PAYMENT OPTION WITHIN 90 DAYS AFTER WE RECEIVE DUE PROOF OF DEATH.

     The Death Proceeds become the Contract Value on the date of the continuation and are allocated among the accounts in the same proportion as they had been prior to the continuation. In addition, the Beneficiary will have the right to make transfers and fully or partially surrender his or her portion of the Contract Value, but may not make further purchase payments, take loans, or exercise the dollar cost averaging feature. No minimum guaranteed death benefit amount or Contingent Deferred Sales Charge will apply. Five years from the date of death of the Contract Owner (or, if applicable, the Annuitant), we will pay the Beneficiary's Contract Value to the Beneficiary. If the Beneficiary dies during that five year period, the Beneficiary's death benefit is the Contract Value on the date when we receive due proof of death, at our Annuity Administrative Office.

     --SPECIAL OPTIONS FOR SPOUSES

     Under the Spousal Continuation provision, the Contract may be continued after your death prior to annuitization in certain situations: if a Contract has spousal joint owners who are also the only Beneficiaries under the Contract, or if only one spouse is the Contract Owner (or, if applicable, the Annuitant) and the other spouse is the primary Beneficiary. In either of these situations, the surviving spouse may elect, within 90 days after we receive due proof of your death, at our Annuity Administrative Office:

          (1) to receive the Death Proceeds either in one sum or under a permitted payment option;

          (2) to continue the Contract under the Beneficiary Continuation provision; or

          (3) to continue the Contract under the Spousal Continuation provision with the surviving spouse as the Contract Owner (or, if applicable, the Annuitant).

     IF THE SURVIVING SPOUSE DOES NOT MAKE AN ELECTION WITHIN 90 DAYS AFTER WE RECEIVE DUE PROOF OF DEATH, AT OUR ANNUITY ADMINISTRATIVE OFFICE, WE WILL AUTOMATICALLY CONTINUE THE CONTRACT UNDER THE SPOUSAL CONTINUATION PROVISION IF OUR RULES PERMIT, AND THE SURVIVING SPOUSE WILL NOT BE ABLE TO RECEIVE THE DEATH PROCEEDS AT THAT TIME. The spouse is permitted to make additional purchase payments. The terms and conditions of the Contract that applied prior to the death will continue to apply, with certain exceptions described in the Contract.

     If a loan exists at the time the Contract Owner (or, if applicable, Annuitant) dies, and the Contract is continued under the Spousal Continuation provision, the amount of the outstanding loan plus accrued interest will be treated as a taxable distribution from the Contract to the deceased Contract Owner, and we will reduce the Contract Value accordingly.

TRANSFER PRIVILEGE

     --GENERAL

     Currently, you may transfer your Contract Value among sub-accounts and/or the Fixed Account without incurring federal income tax consequences. It is not clear, however, whether the Internal Revenue Service will limit the number of transfers between sub-accounts and/or the Fixed Account. See the Statement of Additional Information for the Contract, "Tax Status of the Contract."

--------------------------------------------------------------------------------
     Transfers During the Accumulation Phase. We currently do not charge a transfer fee or limit the number of transfers. We reserve the right to limit transfers and to charge a transfer fee. If we do change our policy, we will notify you in advance. Currently we allow a maximum of $500,000 and a minimum of $100 for each transfer. (If a sub-account contains less than $100, that full amount may be transferred to a sub-account in which you already invested, or you may transfer this amount in combination with Contract Value from another sub-account so that the total transferred to the new sub-account is at least $100.)


     Transfers During the Annuity Phase. Currently, you may only make one transfer per contract year. The same maximum and minimum amounts described above will apply. You may not transfer to the Fixed Account if you are receiving payments under a variable payment option. No transfers are allowed if you are receiving payments under a fixed payment option. Under Contracts issued in New York, you may not transfer any Contract Value to any Portfolio of the American Funds Insurance Series during the Annuity Period. Additionally, during the Annuity Phase, the following subaccounts are currently not available: MFS Total Return, BlackRock Diversified, T. Rowe Price Large Cap Growth, BlackRock Aggressive Growth, T. Rowe Price Large Cap Growth, Oppenheimer Global Equity, Neuberger Berman Real Estate, Oppenheimer Capital Appreciation, MetLife Conservative Allocation, MetLife Conservative to Moderate Allocation, MetLife Moderate Allocation, MetLife Moderate to Aggressive Allocation and MetLife Aggressive Allocation subaccounts.

--------------------------------------------------------------------------------

     We will treat as one transfer all transfers requested by you on the same day for all Contracts you own. For multiple transfers requested on the same day, which exceed the $500,000 maximum, we will not execute any amount of the transfer. We will make transfers at the Accumulation Unit Values next determined after we receive your request at our Annuity Administrative Office. We may require that a written transfer request, for all sub-accounts or certain sub-accounts that we specify, be provided to us at our Annuity Administrative Office, signed by a Contract Owner.

     See "Requests and Elections" for information regarding transfers made by written request, by telephone or by Internet.

     We may distribute your Contract Value among no more than twenty Accounts (including the Fixed Account) at any time. We will not process transfer requests not complying with this rule.

     --MARKET TIMING


     Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Eligible Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Eligible Fund and the reflection of that change in the Eligible Fund's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the underlying Eligible Funds and may disrupt portfolio management strategy, requiring a portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Eligible Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., Annuitants and Beneficiaries).



     We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Eligible Funds (i.e., the Salomon Brothers Strategic Bond Opportunities, BlackRock Strategic Value, Loomis Sayles Small Cap, Russell 2000 Index, Franklin Templeton Small Cap Growth, T. Rowe Price Small Cap Growth, Oppenheimer Global Equity, FI International Stock, Morgan Stanley EAFE Index, Met/AIM Small Cap Growth, Harris Oakmark International, Lord Abbett Bond Debenture, MFS Research International Portfolios and the American Funds Global Small Capitalization Fund) and we monitor transfer activity in those Eligible Funds (the "Monitored Portfolios"). We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. We do not believe that other Eligible Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Eligible Funds. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain Eligible Funds, we rely on the underlying Eligible Funds to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate any other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.



     Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other Owners or other persons who have an interest in the Contracts, we require all future transfer requests to or from any Monitored Portfolios or other identified Eligible Funds under that Contract to be submitted with an original signature. If we impose this restriction on your transfer activity, we will reverse upon discovery any transaction inadvertently processed in contravention of such restrictions. The Contract Value will not be affected by any gain or loss due to the transfer and your Contract Value will be the same as if the transfer had not occurred. You will receive written confirmation of the transactions effecting such reversal.



     The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Eligible Funds that we believe are susceptible to market timing. Our ability to detect such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Contract Owners to avoid such detection. Our ability to restrict such transfer activity may be limited by provisions of the Contract. We do not accommodate market timing in any Eligible Funds and there are no arrangements in place to permit any Contract Owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Contract Owners and other persons with interests in the Contracts.



     The Eligible Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the Eligible Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Contract Owners and other persons with interests in the Contracts should be aware that we may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the Eligible Funds.



     In addition, Contract Owners and other persons with interests in the Contracts should be aware that some Eligible Funds may receive "omnibus" purchase and redemption orders from other insurance companies or intermediaries such as retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual Contract Owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Eligible Funds in their ability to apply their frequent trading policies and procedures, and we cannot guarantee that the Eligible Funds (and thus Contract Owners) will not be harmed by transfer activity relating to the other insurance companies and/or retirement plans that may invest in the Eligible Funds.



     In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Eligible Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single Contract Owner). You should read the Eligible Fund prospectuses for more details.


     We reserve the right to limit the number of transfers during the accumulation and/or income periods. We also reserve the right to refuse transfers to the Fixed Account if we are paying an interest rate on the Fixed Account equivalent to our guaranteed minimum interest rate. We will notify you, in advance, if we change the above transfer provisions.

     Special rules apply to transfers involving the Fixed Account. We limit transfers out of the Fixed Account as to amount. Special limits may apply on purchase payments and amounts transferred into the Fixed Account. See "The Fixed Account" and the Statement of Additional Information.

DOLLAR COST AVERAGING

     We offer an automated transfer privilege called dollar cost averaging. Under this feature you may request that we transfer an amount of your Contract Value on the same day each month, prior to annuitization, from any one account of your choice to one or more of the other accounts (including the Fixed Account, subject to the limitations on transfers into the Fixed Account). You may not allocate Contract Value to more than twenty accounts, including the Fixed Account, at any time. We currently restrict the amount of Contract Value which you may transfer from the Fixed Account. We allow one dollar cost averaging program to be active at a time. Currently, you must transfer a minimum of $100 per transfer. You can make subsequent purchase payments while you have an active dollar cost averaging program in effect, provided however, that no amount will be allocated to the program without your express direction. Although the dollar cost averaging transfer amount will not be increased, we will increase the number of months over which transfers are made. You may cancel your use of the dollar cost averaging program at any time prior to the monthly transfer date. You may not participate in a dollar cost averaging program while you are participating in the asset rebalancing or systematic withdrawal program. (See Appendix A for more information about Dollar Cost Averaging and the Statement of Additional Information for more information on Dollar Cost Averaging and the Fixed Account.)


     Guaranteed Account. Subject to state availability and to the extent allowed by state law, we may credit an interest rate different from the current Fixed Account rate, to eligible payments which you allocate to a Guaranteed Account we establish for the purpose of enhanced dollar cost averaging. The Guaranteed Account is part of our general account. Amounts in a Guaranteed Account are subject to the following limitations.

     -- Certain rules and limitations may apply to the purchase payments you can allocate.

     -- Amounts in a Guaranteed Account cannot be used as collateral for a loan.

     Under enhanced dollar cost averaging, you currently may select a duration of six or twelve months. The first transfer will be made on the date amounts are allocated to the enhanced dollar cost averaging option. If amounts are received on the 29th, 30th, or 31st of the month, dollar cost averaging transactions will be made on the 1st day of the following month. Subsequent transfers will be made on the same day in subsequent months. If the selected day is not a business day, the dollar cost averaging transaction will occur on the next business day.

     The transfer amount will be equal to the amount allocated to the enhanced dollar cost averaging option divided by the selected duration in months. For example, a $12,000 allocation to a six-month enhanced dollar cost averaging option will consist of a $2,000 transfer each month for six months, and may include a final transfer of any remaining amounts, including the interest credited, separately as a seventh transfer.

     If a subsequent premium is allocated to an enhanced rate dollar cost averaging option while dollar cost averaging transfers are currently active, the subsequent payment will be allocated to the active enhanced dollar cost averaging option (6 or 12 months). The monthly dollar cost averaging transfer amount will be increased by the subsequent investment amount divided by the number of months in the selected duration period for the program. Using our example above, a subsequent $6,000 allocation to a 6 month dollar cost averaging program will increase the dollar cost averaging transfer amount from $2,000 to $3,000 ($12,000/6 + $6,000/6). Dollar cost averaging transfers will be made on a last-in first-out basis. If a subsequent premium is allocated to an enhanced rate dollar cost averaging option, the program will end when the assets are exhausted (which may be later than the selected period).


     Contact your agent for more information.


ASSET REBALANCING

     We offer an asset rebalancing program for Contract Value. Contract Value allocated to the sub-accounts can be expected to increase or decrease at different rates due to market fluctuations. An asset rebalancing program automatically reallocates your Contract Value among the sub-accounts periodically (quarterly, semi-annually or annually) to return the allocation to the allocation percentages you specify. Asset rebalancing is intended to transfer Contract Value from those sub-accounts that have increased in value to those that have declined, or not increased as much, in value. Over time, this method of investing may help you "buy low and sell high," although there can be no assurance that this objective will be achieved. Asset rebalancing does not guarantee profits, nor does it assure that you will not have losses.

     You may select an asset rebalancing program when you apply for the contract or at a later date by contacting our Home Office. You specify the percentage allocations to which your contract value will be reallocated among the sub-accounts (excluding the Fixed Account). You may not participate in the asset rebalancing program while you are participating in the dollar cost averaging program. On the last day of each period on which the New York Stock Exchange is open, we will transfer Contract Value among the sub-accounts to the extent necessary to return the allocation to your specifications. Asset rebalancing will continue until you notify us in writing or by telephone at our Annuity Administrative Office. Asset rebalancing cannot continue beyond the Maturity Date or once annuity payments have commenced. Currently, we don't count transfers made under an asset rebalancing program for purposes of the transfer rules described above.

SURRENDERS

     Before annuitization, you may surrender (withdraw) all or part of your Contract Value. You may receive the proceeds in cash or apply them to a payment option. The proceeds you receive will be the Contract Value determined as of the end of the business day that we receive your request at our Annuity Administrative Office, reduced by the following amounts:

    -- any applicable Contingent Deferred Sales Charge;

    -- a pro rata portion of the Administration Contract Charge (on a full surrender only);

    -- a premium tax charge (in certain states only); and

    -- any outstanding loan plus accrued interest (on a full surrender only).

See "Administration Charges, Contingent Deferred Sales Charge and Other Deductions" and "Loan Provision for Certain Tax Benefited Retirement Plans" for a description of these charges and when they apply.

     Restrictions. Federal tax laws, laws relating to employee benefit plans, or the terms of benefit plans for which the Contracts may be purchased may restrict your right to surrender the Contract.

    -- The Optional Retirement Program of the University of Texas System does not permit surrenders prior to the plan participant's death, retirement, or termination of employment in all Texas public institutions of higher education.

    -- Federal tax laws impose penalties on certain premature distributions from the Contracts. Full and partial surrenders and systematic withdrawals prior to age 59 1/2 may be subject to a 10% penalty tax (and 25% in the case of a withdrawal from a SIMPLE IRA within the first two years). (See "Federal Income Tax Considerations.")

     Because a surrender may result in adverse tax consequences, you should consult a qualified tax advisor before making the surrender. (See "Federal Income Tax Considerations.")

     How to surrender.

    -- You must submit a request to our Annuity Administrative Office. (See
       "Requests and Elections" for more information on receipt of requests at our annuity administrative office.)

    -- You must provide satisfactory evidence of terminal illness, confinement to a nursing home or permanent and total disability if you would like to have the Contingent Deferred Sales Charge waived. (See "Administration Charges, Contingent Deferred Sales Charge and Other Deductions.")


    -- You must state in your request whether you would like to apply the proceeds to a payment option (otherwise you will receive the proceeds in a lump sum and may be taxed less favorably).



    -- We have to receive your surrender request in our Annuity Administrative
       Office prior to the Maturity Date or the Contract Owner's death.


     We will normally pay surrender proceeds within seven days after receipt of a request at the Annuity Administrative Office, but we may delay payment, by law, under certain circumstances. (See "Suspension of Payments.")

     Amount of Surrender. We will base the amount of the surrender proceeds on the Accumulation Unit Values that are next computed after we receive the completed surrender request at our Annuity Administrative Office. However, if you choose to apply the surrender proceeds to a payment option, we will base the surrender proceeds on Accumulation Unit Values calculated on a later date if you so specify in your request. The amount of a partial surrender is a minimum of $100 unless we consent otherwise. After a partial surrender, your remaining Contract Value must be at least $1,000, unless we consent to a lower amount. If your Contract is subject to an outstanding loan, the remaining unloaned Contract Value must be at least 10% of the total Contract Value after the partial surrender or $1,000, whichever is greater (unless we consent to a lesser amount). Otherwise, at your option, either we will reduce the amount of the partial surrender or we will treat the transaction as a full surrender that is subject to the full amount of any applicable Contingent Deferred Sales Charge. A partial surrender will reduce your Contract Value in the sub-accounts and Fixed Account in proportion to the amount of your Contract Value in each, unless you request otherwise.

SYSTEMATIC WITHDRAWALS

     Under the Systematic Withdrawal feature you may withdraw a portion of your Contract Value automatically on a monthly basis prior to annuitization. Each month either a fixed dollar amount (which you can change periodically) or the investment gain in the Contract may be withdrawn. If you elect to withdraw the investment gain only, we will not permit loans. Conversely, if you have a loan, you will not be able to elect the investment gain only option under the Systematic Withdrawal feature. Currently a withdrawal must be a minimum of $100. If you choose to have the investment gain withdrawn and it is less than $100 for a month, no withdrawal will be made that month. We reserve the right to change the required minimum monthly withdrawal amount. If the New York Stock Exchange is closed on the day when the withdrawal is to be made, we will process the withdrawal on the next business day. The Contingent Deferred Sales Charge will apply to amounts you receive under the Systematic Withdrawal program in the same manner as it applies to other partial surrenders and surrenders of Contract Value. (See "Contingent Deferred Sales Charge.")

     If you make a partial surrender or a purchase payment at the same time that you are having the investment gain withdrawn under the Systematic Withdrawal feature, we will cancel the Systematic Withdrawal effective as of the next monthly withdrawal date. However, at your option, we will resume Systematic Withdrawals the following month. We will adjust the amount of the Systematic Withdrawals to reflect the purchase payment or partial surrender.

     If you continue to make purchase payments under the Contract while you are making Systematic Withdrawals you could incur any applicable Contingent Deferred Sales Charge on the withdrawals at the same time that you are making the new purchase payments. However, no Contingent Deferred Sales Charge will apply if you are having the investment gain (rather than a fixed dollar amount) withdrawn.

     The Federal tax laws may include systematic withdrawals in your gross income in the year in which you receive the withdrawal amount and will impose a penalty tax of 10% on certain systematic withdrawals which are premature distributions. The application for the systematic withdrawal program sets forth additional terms and conditions.

LOAN PROVISION FOR CERTAIN TAX BENEFITED RETIREMENT PLANS

     Contract loans are available to participants under tax-exempt organizations pursuant to Section 403(b) of the Code ("TSA Plans") that are not subject to ERISA and to trustees of Qualified Plans (including those subject to ERISA). Availability of Contract loans is subject to state insurance department approval. The minimum loan amount is currently $1,000. We strongly encourage you to discuss the tax and ERISA implications of loans with a qualified tax advisor.

     We will not permit more than one loan at a time on any Contract except where state regulators require otherwise. Additional limits apply to qualified loans. Please see your plan administrator and/or refer to your contract for details.

     When you take out a loan we will transfer a portion of your Contract Value equal to the amount of the loan to our general account. This portion of Contract Value will earn interest (which is credited to your Contract), currently at the effective rate of 4 1/2% per year. We will credit this earned interest to your Contract's sub-accounts (and to the Fixed Account) annually in accordance with your previous allocation instructions.

     Under current rules, interest charged on the loan will be 6 1/2% per year. Depending on our interpretation of applicable law and on our administrative procedures, the interest rates charged and earned on loaned amounts may be changed (for example, to provide for a variable interest rate) with respect to new loans made. Because the amount moved to the general account as a result of the loan does not participate in the Variable Account's investment experience, a Contract loan can have a permanent effect on your Contract Value and Death Proceeds.

     You must repay loans within 5 years except for certain loans used for the purchase of a principal residence, (which must be repaid within 20 years). We will require repayment of the principal amount and interest on the loan in equal monthly installments under our repayment procedures. Contract loans are subject to applicable retirement program laws and their taxation is determined under the Code.

     Under current practice, if a Contract loan installment repayment is not made, we may (unless restricted by law) make a full or partial surrender of the Contract in the amount of the unpaid installment repayment on the Contract loan. If there is a default on the Contract loan, we may make a full or partial surrender in an amount equal to the outstanding loan balance (plus any applicable Contingent Deferred Sales Charge and Administration Contract Charge in each case). Interest may continue to be charged on any portion of a defaulted loan balance if we are restricted by law from making a full or partial surrender of the Contract to offset the loan. For more information, please refer to "FEDERAL INCOME TAX CONSIDERATIONS" -- Taxation of Qualified Contracts" in this prospectus.

     If you have a loan you may not be able to make any partial surrenders. After any partial surrender, the remaining unloaned Contract Value must be at least 10% of the total Contract Value after the partial surrender or $1,000, whichever is greater (unless we consent to a lesser amount). If a partial surrender by us to enforce the loan repayment schedule would reduce the unloaned Contract Value below this amount, we reserve the right to surrender your entire Contract and apply the Contract Value to the Contingent Deferred Sales Charge, the Administration Contract Charge and the amount owed to us under the loan. If at any time an excess Contract loan exists (that is, the Contract loan balance exceeds the Contract Value), we have the right to terminate your Contract. Termination of the Contract under these circumstances could have adverse tax consequences.

     Unless you request otherwise, Contract loans will reduce the amount of the Contract Value in the accounts in proportion to the Contract Value in each account. If any portion of the Contract loan was attributable to Contract Value in the Fixed Account, then you will have to allocate an equal portion of each loan repayment to the Fixed Account. (For example, if 50% of the loan was attributable to your Fixed Account Contract Value, then 50% of each loan repayment will be allocated to the Fixed Account). Unless you request otherwise, we will allocate a repayment to the sub-accounts in the same proportions to which the loan was attributable to the sub-accounts.

     We will reduce the amount of your death proceeds, the amount payable upon surrender of your Contract and the amount applied on the Maturity Date to provide annuity payments by the amount of any outstanding Contract loan plus accrued interest. In these circumstances, the amount of the outstanding Contract loan plus accrued interest generally will be taxed as a taxable distribution.

     We will provide further information regarding loans upon request.


SUSPENSION OF PAYMENTS


     We reserve the right to suspend or postpone the payment of any amounts due under the Contract or transfers of Contract Values between sub-accounts or to the Fixed Account when permitted under applicable Federal laws, rules and regulations. Current Federal law permits such suspension or postponement if: (a) the New York Stock Exchange is closed (other than for customary weekend and holiday closings); (b) trading on the Exchange is restricted; (c) an emergency exists so that it is not practical to dispose of securities held in the Variable Account or to determine the value of its assets; or (d) the Securities and Exchange Commission by order so permits for the protection of securities holders.

     Applicable laws designed to counter terrorism and prevent money laundering might, in certain circumstances, require us to reject a premium payment and/or block or "freeze" your account. If these laws apply in a particular situation, we would not be allowed to process any request for withdrawals, surrenders, loans or death benefits, make transfers, annuitize or continue making payments under your death benefit option until instructions are received from the appropriate regulator. We also may be required to provide additional information about you or your Contract to government regulators.

OWNERSHIP RIGHTS

     During the Annuitant's lifetime, all rights under the Contract belong solely to you as the Contract Owner unless otherwise provided.

     These rights include the right to:

    -- change the Beneficiary

    -- assign the Contract (subject to limitations)

    -- change the payment option

    -- exercise all other rights, benefits, options and privileges allowed by the Contract or us.

     For individually owned Contracts where the Contract Owner and Annuitant are not the same, the Contract Owner must be the Contingent Annuitant. This person becomes the Annuitant under your Contract if the Annuitant dies prior to annuitization. Under a jointly owned Contract, if the Annuitant is not one of the Contract Owners, then one Contract Owner must be the Contingent Annuitant. You cannot change the Contingent Annuitant after the death of the

Annuitant. If you use a Contract to fund an IRA or TSA Plan, the Contract Owner must be the Annuitant, and we will not allow a Contingent Annuitant.

     Qualified Plans and certain TSA Plans with sufficient employer involvement are deemed to be "Pension Plans" under ERISA and may, therefore, be subject to rules under the Retirement Equity Act of 1984. These rules require that benefits from annuity contracts purchased by a Pension Plan and distributed to or owned by a participant be provided in accordance with certain spousal consent, present value and other requirements which are not enumerated in your Contract. You should consider carefully the tax consequences of the purchase of the Contracts by Pension Plans.

     Contracts offered by the prospectus which we designed to qualify for the favorable tax treatment described below under "Federal Income Tax Considerations" contain restrictions on transfer or assignment, reflecting requirements of the Code which must be satisfied in order to assure continued eligibility for such tax treatment. In accordance with such requirements, ownership of such a Contract may not be changed and the Contract may not be sold, assigned or pledged as collateral for a loan or for any other purpose except under some limited circumstances. A Contract Owner contemplating a sale, assignment or pledge of the Contract should carefully review its provisions and consult a qualified tax advisor.

     If your Contract is used in connection with deferred compensation plans or retirement plans not qualifying for favorable Federal tax treatment, such plans may also restrict the exercise of your rights. You should review the provisions of any such plan.

REQUESTS AND ELECTIONS

     We will treat your request for a Contract transaction, or your submission of a purchase payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Annuity Administrative Office before the close of regular trading on the New York Stock Exchange on that day. If we receive it after that time, or if the New York Stock Exchange is not open that day, then we will treat it as received on the next day when the New York Stock Exchange is open. Our Annuity Administrative Office is New England Life Insurance Company, c/o Annuity Administrative Office, P.O. Box 14594, Des Moines, IA 50306-3594.


     Subject to our restrictions on "market timing", requests for sub-account transfers, address changes or reallocation of future purchase payments may be made:


    -- By Telephone (1-800-435-4117), between the hours of 9:00 a.m. and 4:00 p.m. Eastern Time

    -- Through your Registered Representative

    -- In writing to New England Life Insurance Company, c/o Annuity
       Administrative Office, P.O. Box 14594 Des Moines, IA 50306-3594 or

    -- By fax (515) 457-4301


    -- For transfers or reallocation of future purchase payments, by Internet at www.nef.com.


     If we have not received your request by 4:00 p.m. Eastern Time, even if due to our delay (such as any delay in answering your telephone call), we will treat your request as having been received on the following business day.


     All other requests must be in written form, satisfactory to us. Any request for a withdrawal, transfer, or reallocation over the telephone, fax or through the Internet, may be subject to certain limitations. See "Transfer Privilege--Market Timing" for additional information on such limitations. We may stop offering telephone, fax or Internet transactions at any time in our sole discretion.



     Telephone, facsimile, and computer systems (including the Internet), may not always be available. Any telephone, facsimile, or computer system, whether it is yours, your service provider's, your registered representative's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your request by writing to our Annuity Administrative Office.


     A recording of daily unit values is available by calling 1-800-333-2501.


     We will use reasonable procedures such as requiring certain identifying information from the caller, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, fax or Internet are genuine. However, because telephone transactions may be available to anyone who provides certain information about you and your Contract, you should protect that information. We may not be able to verify that you are the person providing telephone instructions, or that you have authorized any such person to act for you. Any telephone, fax or Internet instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, fax or Internet are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions.


     All other requests and elections under your Contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Annuity Administrative Office to be effective. If acceptable to us, requests or elections relating to Beneficiaries and ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or election.


CONFIRMING TRANSACTIONS


     We will send out written statements confirming that a transaction was recently completed. Certain transactions may be confirmed quarterly. Unless you inform us of any errors within 60 days of receipt, we will consider these communications to be accurate and complete.

                       ADMINISTRATION CHARGES, CONTINGENT
                   DEFERRED SALES CHARGE AND OTHER DEDUCTIONS

     We deduct various charges from your Contract Value for the services provided, expenses incurred and risks assumed in connection with your Contract. The charges are:

     -- Administration Contract Charge

     -- Administration Asset Charge

     -- Mortality and Expense Risk Charge

     -- Contingent Deferred Sales Charge

     -- Premium Tax Charge and Other Expenses

     We describe these charges below. The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge or associated with the particular Contract. For example, the Contingent Deferred Sales Charge may not fully cover all of the sales and distribution expenses actually incurred by us, and proceeds from other charges, including the mortality and expense risk charge, may be used in part to cover such expenses. We can profit from certain Contract charges. Eligible Fund operating expenses are shown on pages A-8 through A-10.

ADMINISTRATION CONTRACT CHARGE

     The annual Administration Contract Charge is the lesser of: 2% of your total Contract Value (including any Contract Value you have allocated to the Fixed Account, and any Contract Value held in our general account as the result of a loan) and $30. This charge (along with the Administration Asset Charge) is for such expenses as issuing Contracts, maintaining records, providing accounting, valuation, regulatory and reporting services, as well as expenses associated with marketing, sale and distribution of the Contracts.

     We deduct the charge from your Contract Value on each Contract anniversary for the prior Contract Year from each sub-account in the ratio of your interest in each to your total Contract Value. We will deduct it on a pro rata basis at annuitization or at the time of a full surrender if it is not on a Contract anniversary. Currently, we do not impose the charge after annuitization. If we issue two Contracts to permit the funding of a spousal IRA, we will impose the Administration Contract Charge only on the Contract to which you have allocated the larger purchase payments in your Contract application. We deduct the charge entirely from the Contract Value in the Variable Account, and not from the Contract Value in the Fixed Account or our general account as the result of a loan.

     We will waive the charge for a Contract Year if (1) your Contract Value at the end of the year was at least $50,000, OR (2) you made at least $1,000 in net deposits (purchase payments minus partial surrenders) during that Contract Year and the Contract Value at the end of the previous Contract Year was at least $25,000. (A pro rata charge will always be made on a full surrender and at annuitization, however, regardless of the amount of your Contract Value.)

ADMINISTRATION ASSET CHARGE

     The Administration Asset Charge is equal to an annual rate of .10% of net assets. We deduct this charge on a daily basis from each sub-account. As a percentage of net assets, the Administration Asset Charge will not increase over the life of your Contract, but the total dollar amount of the charge will vary depending on the level of Contract Value in the Variable Account. We will continue to access the Administration Asset Charge after annuitization if annuity payments are made on a variable basis.

MORTALITY AND EXPENSE RISK CHARGE

     We deduct a Mortality and Expense Risk Charge from the Variable Account. The charge is at an annual rate of 1.55% of the daily net assets of the American Funds Growth Sub-Account, American Funds Growth-Income Sub-Account and American Funds Global Small Capitalization Sub-Account, and 1.30% of the daily net assets of each other sub-account. We compute and deduct this charge on a daily basis from the assets in each sub-account. This charge is for the guaranteed annuity rates (so that your annuity payments will not be affected by the mortality rate of others), death benefit, and guarantee of Administration charges, regardless of actual expenses incurred. The charge also compensates us for expense risks we assume to cover Contract maintenance expenses. These expenses may include, but are not limited to, issuing Contracts, maintaining records, making and maintaining sub-accounts available under the Contract and performing accounting, regulatory compliance, and reporting functions. This charge also compensates us for costs associated with the establishment and administration of the Contract, including programs like transfers and dollar cost averaging. The Mortality and Expense Risk Charge as a percentage of Contract Value will not increase over the life of a Contract. The Mortality and Expense Risk Charge will continue to be assessed if annuity payments are made on a variable basis after annuitization. (See "Annuity Payments.")

     If the Mortality and Expense Risk Charge is inadequate to cover the actual expenses of mortality, maintenance, and administration, we will bear the loss. If the charge exceeds the actual expenses, we will add the excess to our profit and it may be used to finance distribution expenses.

CONTINGENT DEFERRED SALES CHARGE

     We do not deduct or charge for sales expenses from your purchase payments when they are made. However, a Contingent Deferred Sales Charge may apply on certain events ("CDSC events"). CDSC events are: (a) a full or partial surrender of your Contract (including surrenders where you apply the proceeds to certain payment options); or (b) in some circumstances, a withdrawal of the commuted value of amounts that you applied to an annuity payment option.

     When you make a full surrender of your Contract, we take into account the Contingent Deferred Sales Charge in calculating the proceeds you will receive. On a partial surrender, we deduct the Contingent Deferred Sales Charge from the Contract Value remaining after deduction of the amount you requested. We take the Contingent Deferred Sales Charge from the Contract Value in the subaccounts and the Fixed Account in the same proportion as the Contract Value surrendered.

     The Contingent Deferred Sales Charge equals a percentage of each purchase payment. Each purchase payment is subject to the charge for seven years (12 month periods) from the date we receive it, as follows:

NUMBER OF COMPLETE
YEARS FROM RECEIPT
OF PURCHASE PAYMENT                         CHARGE
-------------------                         ------
     0....................................    7%
     1....................................    6%
     2....................................    5%
     3....................................    4%
     4....................................    3%
     5....................................    2%
     6....................................    1%
7 and thereafter..........................    0%

     In no event will the amount of the Contingent Deferred Sales Charge exceed the equivalent of 8% of the first $50,000 of purchase payments and 6.5% of purchase payments in excess of $50,000.

     In any Contract Year you may surrender the free withdrawal amount without incurring the Contingent Deferred Sales Charge. The free withdrawal amount for each Contract Year is equal to the greater of: (1) 10% of the Contract Value at the beginning of the Contract Year; and (2) the excess of the Contract Value over purchase payments subject to the Contingent Deferred Sales Charge on the date of surrender. Unused free withdrawal amounts do not carry over to the next Contract Year.

EXAMPLE: Assume that you make a single purchase payment of $10,000 into the Contract. The following illustrates the free withdrawal amount available under two hypothetical situations.

                          HYPOTHETICAL CONTRACT VALUE

                                                                                   10% OF
                                                                                BEGINNING OF    MAXIMUM FREE
                               AT BEGINNING     ON WITHDRAWAL                   YEAR CONTRACT    WITHDRAWAL
                             OF CONTRACT YEAR       DATE        CONTRACT GAIN       VALUE          AMOUNT
                             ----------------   -------------   -------------   -------------   ------------
Situation 1................      $12,500           $14,000         $4,000          $1,250          $4,000
Situation 2................      $11,000           $10,000         $    0          $1,100          $1,100

     We will attribute a surrender first to the free withdrawal amount. If you surrender an amount greater than the free withdrawal amount, we will attribute the excess to purchase payments on a "first-in, first-out" basis. That is, we will withdraw your purchase payments in the order you made them.


EXAMPLE: Assume that you make a $10,000 purchase payment into the Contract on 6/1/05 and you make another $10,000 purchase payment on 2/1/06. The following illustrates the Contingent Deferred Sales Charge that would apply on partial surrenders in two hypothetical situations.


                          HYPOTHETICAL CONTRACT VALUE


                                                                                   10% OF
                                                                                BEGINNING OF    MAXIMUM FREE
                               AT BEGINNING     ON WITHDRAWAL                   YEAR CONTRACT    WITHDRAWAL
                             OF CONTRACT YEAR       DATE        CONTRACT GAIN       VALUE          AMOUNT
                             ----------------   -------------   -------------   -------------   ------------
Situation 1: $7,000 partial
  surrender on 12/1/06.....      $22,000           $25,000         $5,000          $2,200          $5,000



     The first $5,000 withdrawn would be free of the Contingent Deferred Sales Charge. We would make the remaining $2,000 of the withdrawal from the oldest purchase payment (i.e. the 6/1/05 purchase payment). A 6% Contingent Deferred Sales Charge would apply to the $2,000, because the withdrawal would be taking place in the second year following the date of the purchase payment.


                          HYPOTHETICAL CONTRACT VALUE


                                                                                   10% OF
                                                                                BEGINNING OF    MAXIMUM FREE
                               AT BEGINNING     ON WITHDRAWAL                   YEAR CONTRACT    WITHDRAWAL
                             OF CONTRACT YEAR       DATE        CONTRACT GAIN       VALUE          AMOUNT
                             ----------------   -------------   -------------   -------------   ------------
Situation 2: $25,000
  surrender on 1/1/10......      $30,000           $33,000         $13,000         $3,000         $13,000



     The first $13,000 withdrawn would be free of the Contingent Deferred Sales Charge. We would make the remaining $12,000 of the withdrawal by withdrawing the $10,000 purchase payment made on 6/1/05 and $2,000 of the $10,000 purchase payment that you made on 2/1/06. The Contingent Deferred Sales Charge that would apply is: 3% X $10,000 + 4% X $2,000, or $380. The remaining amount of purchase payments that could be subject to the Contingent Deferred Sales Charge (assuming no further purchase payments were made) would be $8,000.


     Free withdrawal amounts do not reduce the total purchase payments that are potentially subject to the Contingent Deferred Sales Charge under your Contract.

     If your Contract Value is less than your total purchase payments potentially subject to a surrender charge due to a free withdrawal, negative investment performance or deduction of the Administration Contract Charge, we apply the Contingent Deferred Sales Charge to your Contract Value (instead of your purchase payments). Under such circumstances, the following rules apply for calculating the Contingent Deferred Sales Charge: the deficiency will be attributed to your most recent purchase payment first, and subsequent earnings will be credited to that deficiency (and not treated as earnings) until Contract Value exceeds purchase payments.

    Waiver of Contingent Deferred Sales Charge. No Contingent Deferred Sales Charge will apply:

    -- After 30 days from the time we issue your Contract if you apply the proceeds to a variable or fixed payment option involving a life contingency (described under "Annuity Options"), or, for a minimum specified period of 15 years, to either the Variable Income for a Specified Number of Years Option or the Variable Income Payments to Age 100 Option (if elected prior to age 85), or a comparable fixed option. However, if you later withdraw the commuted value of amounts placed under any of those options, we will deduct from the amount you receive a portion of the Contingent Deferred Sales Charge amount that we would have deducted when you originally applied the Contract proceeds to the option. We will take into account the lapse of time from annuitization to surrender. We will base the portion of the Contingent Deferred Sales Charge which applies on the ratio of (1) the number of whole months remaining, on the date of the withdrawal, until the date when the Contingent Deferred Sales Charge would expire, to (2) the number of whole months that were remaining, when you applied the proceeds to the option, until the date when the Contingent Deferred Sales Charge would expire. (See example in Appendix B.)

    -- On full or partial surrenders if you, a joint owner, or Annuitant if the contract is not owned by an individual, become terminally ill (as defined in the Contract), have been confined to a nursing home for more than 90 continuous days, or are permanently and totally disabled (as defined in the Contract). This benefit is only available if you were not over age 65 when we issued the Contract, and may not be available in every state.

    -- If under the Spousal Continuation provision the Contract's Maturity Date is reset to a date that is less than seven years after the most recent purchase payment was made.

    -- On minimum distributions required by tax law. We currently waive the Contingent Deferred Sales Charge on required minimum distributions from qualified contracts but only as to amounts required to be distributed from this contract. This waiver only applies if the required minimum distribution exceeds the free withdrawal amount and no previous surrenders were made during the Contract Year. (See "Federal Income Tax Considerations--Taxation of Qualified Contracts.")

     We may also waive the Contingent Deferred Sales Charge if you surrender a Contract in order to purchase a group variable annuity issued by us or an affiliate.

     We may sell the Contracts directly, without compensation, to a registered representative, to employees, officers, directors, and trustees of the Company and its affiliated companies, and certain family members of the foregoing, and to employees, officers, directors, trustees and registered representatives of any broker-dealer authorized to sell the Contracts or any bank affiliated with such a broker-dealer and of any sub-adviser to the Eligible Funds, and certain family members of the foregoing. If consistent with applicable state insurance law, we may sell the Contracts, without compensation, to us or MetLife for use with deferred compensation plans for agents, employees, officers, directors, and trustees of the Company and its affiliated companies, subject to any restrictions imposed by the terms of such plans, or to persons who obtain their Contracts through a bank, adviser or consultant to whom they pay a fee for investment or planning advice. If sold under these circumstances, we may credit the Contracts with an additional percentage of premium to reflect in part or in whole any cost savings associated with the direct sale, but only if such credit will not be unfairly discriminatory to any person. We will not credit any additional premium to Contracts purchased by persons described above in exchange for another variable annuity Contract issued by us or our affiliated companies.

PREMIUM TAX CHARGE

     Some states impose a premium tax liability on the date when annuity benefits commence. In those states, we deduct the premium tax charge from the Contract Value on that date. Currently, South Dakota imposes a premium tax on annuity purchase payments received by insurance companies. We pay this tax when incurred, and recover this tax by imposing a premium tax charge on affected Contracts. We deduct the premium tax charge at the earliest of: a full or partial surrender of the Contract, the date when annuity benefits commence, or payment of the Death Proceeds (including application of the Death Proceeds to the Beneficiary Continuation provision). To determine whether and when a premium tax charge will be imposed on a Contract, we will look to the state of residence of the Annuitant when a surrender is made, annuity benefits commence or Death Proceeds are paid. We reserve the right to impose a premium tax charge when we incur a premium tax or at a later date.

     Deductions for state premium tax charges currently range from 1/2% to 1.00% of the Contract Value (or, if applicable, purchase payments or Death Proceeds) for Contracts used with retirement plans qualifying for tax benefited treatment under the Code and from 1% to 3.5% of the Contract Value (or, if applicable, Death Proceeds) for all other Contracts. See Appendix C for a list of premium tax rates.

     We also reserve the right to deduct from purchase payments, Contract Value, surrenders or annuity payments, any taxes (including, but not limited to, premium taxes) paid by us to any government entity relating to the Contracts. Examples of these taxes include, but are not limited to, generation skipping transfer tax or a similar excise tax under federal or state tax law which is imposed on payments we make to certain persons and income tax withholdings on withdrawals and annuity income payments to the extent required by law. We will, at our sole discretion, determine when taxes relate to the Contracts. We may, at our sole discretion, pay taxes when due and deduct that amount from the Contract Value at a later date. Payment at an earlier date does not waive any right we may have to deduct amounts at a later date.

OTHER EXPENSES

     An investment advisory fee is deducted from, and certain other expenses are paid out of, the assets of each Eligible Fund. (See "Expense Table.") The prospectus and Statement of Additional Information of the Eligible Funds describe these deductions and expenses.

                                ANNUITY PAYMENTS

ELECTION OF ANNUITY

     The annuity period begins at the Maturity Date (or earlier if you surrender the Contract) and provides for payments to be made to the Payee. You may apply your contract value to one of the payment options listed below (or a comparable fixed option).

     We base the Maturity Date of your Contract on the older of the Contract Owner(s) and the Annuitant. The Maturity Date is the date when that person, at his or her nearest birthday, would be age 95 (or the maximum age allowed by state law). If your Contract is acquired pursuant to an exchange from an old contract (see "The Contracts--Purchase Payments"), the Maturity Date of the Contract would be set at age 95 (or the maximum allowed by state law) regardless of what the maturity date may have been for the old Contract. You may not change the Maturity Date to an earlier date.

     If you and the Annuitant are not the same and the Annuitant dies prior to the Maturity Date, the Contract will continue for the benefit of the Contingent Annuitant. We will reset the Maturity Date if necessary, based on the age of the older Contract Owner.

     You may not change the ownership of your Contract without our consent. If you change ownership, we may require a change in the Maturity Date, based on the new Contract Owner's age. We will base the new Maturity Date on the older of the new Contract Owner and the Annuitant. The new Maturity Date will be the date when that person, at his or her nearest birthday, would be age 95 (or the maximum age allowed by state law).


     Variable annuity payments will begin at the Maturity Date for the life of the Payee, but for at least ten years. You can change this annuity payment option at any time prior to the Maturity Date. You may elect to have annuity payments under a Contract made on a variable basis or on a fixed basis, or you may designate a portion to be paid on a variable basis and a portion on a fixed basis. If you select payments on a fixed basis, we will transfer the amount of your Contract Value applied to the fixed payment option (net of any applicable charges described under "Administration Charges, Contingent Deferred Sales Charge and Other Deductions") to our general account. We will fix the annuity payments in amount and duration by the annuity payment option selected, and the age and sex of the Payee. For Contracts issued in situations involving an employer-sponsored plan subject to ERISA, we fix annuity payments in amount and duration using the same criteria except we do not take into account the sex of the Payee. (See "Amount of Variable Annuity Payments.")


     Contracts used in connection with retirement plans qualifying for tax benefited treatment may have various requirements for the time by which benefit payments must commence, the period over which such payments may be made, the annuity payment options that may be selected, and the minimum annual amounts of such payments. Penalty taxes or other adverse tax consequences may occur upon failure to meet such requirements.

ANNUITY OPTIONS

     There are several annuity payment options. You may select one of the payment options prior to the Maturity Date, at full or partial surrender, or when death proceeds are payable (some options are not available for death proceeds).

     You select an annuity payment option by written request to us at our Annuity Administrative Office and subject to any applicable Federal tax law restrictions.

     The Contract offers the variable annuity payment options listed below.

          Variable Income for a Specified Number of Years. We will make variable monthly payments for the number of years elected, which may not be more than 30 except with our consent.

          Variable Life Income. We will make variable monthly payments which will continue: while the Payee is living*; while the Payee is living but for at least ten years; or while the Payee is living but for at least twenty years. (The latter two alternatives are referred to as Variable Life Income with Period Certain Option.)

          Variable Income Payments to Age 100 ("American Income Advantage"). We will make variable monthly payments for the number of whole years until the Payee is age 100. THIS OPTION CANNOT BE SELECTED FOR DEATH PROCEEDS.

          Variable Life Income for Two Lives. We will make variable monthly payments which will continue: while either of two Payees is living (Joint and Survivor Variable Life Income)*, while either of two Payees is living but for at least 10 years (Joint and Survivor Variable Life Income, 10 Years Certain); while two Payees are living, and, after the death of one while the other is still living, two-thirds to the survivor (Joint and 2/3 to Survivor Variable Life Income).* THIS OPTION CANNOT BE SELECTED FOR DEATH PROCEEDS.

     Other annuity payment options (including other periods certain) may be available from time to time, and you should ask us about their availability. If you do not elect an annuity payment option by the Maturity Date, we will make variable payments under the Contract while the Payee is living but for at least ten years. (This is the Variable Life Income with Period Certain Option.) If your purchase payments would be less than our published minimum, then you will need our consent to apply the Contract proceeds to an annuity payment option.

     The Payee under the Variable Income for a Specified Number of Years Option or the Variable Income Payments to Age 100 Option may withdraw the commuted value of the remaining payments. The Payee (or Payees) under the Variable Life Income with Period Certain Option or the Joint and Survivor Variable Life Income, 10 Years Certain Option may withdraw the commuted value of the same remaining period certain portion of the payment option. We calculate the commuted value of such payments based on the assumed interest rate that you elected under your Contract. The life income portion of the payment option cannot be commuted, and variable annuity payments based on that portion will resume at the expiration of the period certain if the Annuitant is alive at that time. (See "Amount of Variable Annuity Payments.") Amounts applied to a fixed payment option may not be withdrawn.


     Please be advised that the tax consequences resulting from the election of an annuity payment option containing a commutation feature (i.e., an annuity payment option that permits the withdrawal of a commuted value) is uncertain and the IRS may determine that the taxable amount of the annuity payments and withdrawals received for any year COULD BE GREATER THAN OR LESS THAN THE TAXABLE AMOUNT REPORTED BY THE COMPANY. The exercise of the commutation feature also may result in adverse tax consequences including:



      -- The imposition of a 10% penalty tax on the taxable amount of the commuted value, if the taxpayer has not attained age 59 1/2 at the time the withdrawal is made. This 10% penalty tax is in addition to the ordinary income tax on the taxable amount of the commuted value.



      -- The retroactive imposition of the 10% penalty tax on annuity payments received prior to the taxpayer attaining age 59 1/2.


---------------
* It is possible under this option to receive only one variable annuity payment if the Payee dies (or Payees die) before the due date of the second payment or to receive only two variable annuity payments if the Payee dies (or Payees die) before the due date of the third payment, and so on.

      -- The possibility that the exercise of the commutation feature could adversely affect the amount excluded from Federal income tax under any annuity payments made after such commutation.



     A payee should consult with his or her own tax advisor prior to electing to annuitize the contract and prior to exercising any commutation feature under an annuity payment option.



     See the section entitled "ASSET-BASED INSURANCE CHARGES, WITHDRAWAL AND OTHER DEDUCTIONS" to find out whether a Withdrawal Charge applies when you annuitize or withdraw the commuted value of any payments certain.



     If you are receiving payments under the Variable Income for a Specified Number of Years Option or the Variable Income Payments to Age 100 Option you may convert to an option involving a life contingency.



     The availability of certain annuity payment options may be restricted on account of Company policy and Federal tax law, which among other things, may restrict payment to the life expectancy of the payee. In addition, these Federal tax rules may also limit the use in qualified contracts of annuity payment options that contain a commutation feature because, among other things, income payments must be made at least annually to avoid a 50% excise tax. Accordingly, we reserve the right to restrict the availability under qualified contracts of annuity payment options with commutation features and/or limit the amount that may be withdrawn under such features.


     See the section entitled "Administration Charges, Contingent Deferred Sales Charge and Other Deductions" to find out whether a Contingent Deferred Sales Charge applies when you annuitize or withdraw the commuted value of any payments certain.

     If you are receiving payments under the Variable Income for a Specified Number of Years Option or the Variable Income Payments to Age 100 Option you may convert to an option involving a life contingency.

     The availability of certain annuity payment options may be restricted on account of Company policy and Federal tax law, which among other things, may restrict payment to the life expectancy of the payee.

     We continue to assess the Mortality and Expense Risk Charge and the Administrative Asset Charge if annuity payments are made under any variable annuity payment option (either before or after the Maturity Date), including an option not involving a life contingency and under which we bear no mortality risk.

AMOUNT OF VARIABLE ANNUITY PAYMENTS


     At the Maturity Date (or any other application of proceeds to a payment option), your Contract Value (reduced by applicable premium tax, administration contract, and contingent deferred sales charges and by any outstanding loan plus accrued interest) is applied toward the purchase of monthly annuity payments. We determine the amount of monthly variable annuity payments on the basis of (i) annuity purchase rates not lower than the rates set forth in the Life Income Tables contained in the Contract that reflect the Payee's age, (ii) the assumed interest rate selected, (iii) the type of payment option selected, and (iv) the investment performance of the Eligible Funds selected. (The Fixed Account is not available under variable payment options.) Additionally, during the Annuity Phase, the following subaccounts are currently not available: MFS Total Return, BlackRock Diversified, T. Rowe Price Large Cap Growth, BlackRock Aggressive Growth, T. Rowe Price Small Cap Growth, Oppenheimer Global Equity, Neuberger Berman Real Estate, Oppenheimer Capital Appreciation, MetLife Conservative Allocation, MetLife Conservative to Moderate Allocation, MetLife Moderate Allocation, MetLife Moderate to Aggressive Allocation and MetLife Aggressive Allocation Sub-Accounts. Current annuity purchase rates may be changed by us periodically, and we will apply them prospectively on a non-discriminatory basis.


     For more information regarding annuity payment options, you should refer to the Statement of Additional Information and also to the Contract, which contains detailed information about the various forms of annuity payment options available, and other important matters.

                 RETIREMENT PLANS OFFERING FEDERAL TAX BENEFITS

     The Federal tax laws provide for a variety of retirement plans offering tax benefits. These plans, which may be funded through the purchase of the individual variable annuity contracts offered in this prospectus, include:

          1. Plans qualified under Section 401(a) or 403(a) of the Code ("Qualified Plans");

          2. Annuity purchase plans adopted by public school systems and certain tax-exempt organizations pursuant to Section 403(b) of the Code ("TSA Plans") which are funded solely by salary reduction contributions and which are not otherwise subject to ERISA;

          3. Individual retirement accounts adopted by or on behalf of individuals pursuant to Section 408(a) of the Code and individual retirement annuities purchased pursuant to Section 408(b) of the Code (both of which may be referred to as "IRAs"), including simplified employee pension plans and salary reduction simplified employee pension plans, which are specialized IRAs that meet the requirements of Section 408(k) of the Code ("SEPs" and "SARSEPs"), Simple Retirement Accounts under Section 408(p) of the Code ("SIMPLE IRAs") and Roth Individual Retirement Accounts under Section 408A of the Code ("Roth IRAs"). SARSEPs are only allowed if the Plan was established prior to January 1, 1997;

          4. Eligible deferred compensation plans (within the meaning of Section 457 of the Code) for employees of state and local governments and tax-exempt organizations ("Section 457 Plans"); and

          5. Governmental plans (within the meaning of Section 414(d) of the Code) for governmental employees, including Federal employees ("Governmental Plans").

     An investor should consult a qualified tax or other advisor as to the suitability of a Contract as a funding vehicle for retirement plans qualifying for tax benefited treatment, as to the rules underlying such plans and as to the state and Federal tax aspects of such plans. In addition, because the underlying tax-favored retirement plan itself provides tax deferral, whether or not a variable annuity is purchased, you should consider whether the features and benefits unique to variable annuities are appropriate for your needs when purchasing a Qualified Contract. In particular, the Contract is not intended for use with TSA Plans that are subject to ERISA. The Company will not provide all the administrative support appropriate for such plans. Accordingly, the Contract should NOT be purchased for use with such plans. The Company may make the Contract available for use with Section 401(k) plans.

     A summary of the Federal tax laws regarding contributions to, and distributions from, the above tax benefited retirement plans may be found below under "Federal Income Tax Considerations--Taxation of Qualified Contracts." It should be understood that should a tax benefited retirement plan lose its qualification for tax-exempt status, employees will lose some of the tax benefits described herein.

     In the case of certain TSA Plans, IRAs and Roth IRAs, the individual variable annuity contracts offered in this prospectus comprise the retirement "plan" itself. These Contracts will be endorsed, if necessary, to comply with Federal and state legislation governing such plans, and such endorsements may alter certain Contract provisions described in this prospectus. Refer to the Contracts and any endorsements for more complete information.

                       FEDERAL INCOME TAX CONSIDERATIONS

     The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax advisor. No attempt is made to consider any applicable state tax or other tax laws, or to address any federal estate, or state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract.

     When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money--generally for retirement purposes. Under current federal income tax law, the taxable portion of distributions from variable annuity contracts is taxed at ordinary income tax rates and does not qualify for the reduced tax rate applicable to long-term capital gains and dividends. If you invest in a variable annuity as part of an individual retirement plan, pension plan or employer-sponsored retirement program, your contract is called a Qualified Contract. If your annuity is independent of any formal retirement or pension plan, it is termed a Non-Qualified Contract. The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan.

     Under current federal income tax law, the taxable portion of distributions under qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.

TAXATION OF NON-QUALIFIED CONTRACTS

     Non-Natural Person. If a non-natural person (e.g., a corporation or a trust) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the account value over the investment in the

Contract (generally, the premiums or other consideration paid for the Contract) during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.

     The following discussion generally applies to Contracts owned by natural persons.

     Withdrawals. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the account value immediately before the distribution over the Owner's investment in the Contract (generally, the premiums or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the Owner's investment in the Contract.

     In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the individual's total account balance or accrued benefit under the retirement plan. The "investment in the contract" generally equals the amount of any non-deductible Purchase Payments paid by or on behalf of any individual. In many cases, the "investment in the contract" under a Qualified Contract can be zero.

     Penalty Tax on Certain Withdrawals. In the case of a distribution (or a deemed distribution) from a Non-Qualified Contract, there may be imposed a federal tax penalty (in addition to ordinary income tax) equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

    -- made on or after the taxpayer reaches age 59 1/2;

    -- made on or after the death of an Owner;

    -- attributable to the taxpayer's becoming disabled;

    -- made as part of a series of substantially equal periodic payment (at least annually) for the life (or life expectancy) of the taxpayer or the joint lives (or life expectancies) of the taxpayer and his or her designated beneficiary; or

    -- under certain single premium immediate annuities providing for substantially equal payments made at least annually and where the annuity date is no later than one year from the date of purchase.

     Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.


     Annuity Payments. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of any annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income. Once the investment in the Contract has been recovered through the use of the excludable amount, the entire amount of all future payments are includable in taxable income.



     In general, the amount of each payment under a variable annuity payment option that can be excluded from Federal income tax is the remaining after-tax cost in the amount annuitized at the time such payments commence, divided by the number of expected payments, subject to certain adjustments. No deduction is permitted for any excess of such excludable amount for a year over the annuity payments actually received in that year. However, you may elect to increase the excludable amount attributable to future years by a ratable portion of such excess. Consult your tax advisor as to how to make such election and also as to how to treat the loss due to any unrecovered investment in the contract when the income stream is terminated.



     The federal income tax treatment of an annuity payment option that contains a commutation feature (i.e., an annuity payment option that permits the withdrawal of a commuted value) is uncertain. Specifically, it is possible that
(a) all payments made under the annuity payment option will be taxed as withdrawals, on an income-first basis, rather than as annuity payments, a portion of which would be excludable from income as a return of investment in the contract, or (b) the ability to fully recover the investment in the contract over the annuity payment period may be limited due to the reduction or elimination of future annuity payments that would have each had an excludable amount.

     Additionally, it is uncertain whether the exercise of a commutation feature under a joint and survivor variable life annuity payment option constitutes an exchange into a deferred annuity, thus requiring payout of any remaining interest in the deferred annuity within five years of an owner's death (or the primary annuitant's death where the owner is not a natural person) or over the designated beneficiary's life (or over a period no longer than the beneficiary's remaining life expectancy) with such payments beginning within 12 months of the date of death if an owner dies during the certain period for such payout option. Accordingly, we reserve the right to restrict the availability of the commutation feature or to require the value of all remaining income payments be paid to the designated beneficiary or to the surviving joint annuitant, as the case may be, in a lump sum after proof of an owner's death (or of a primary annuitant's death, where the owner is not a natural person) during the certain period to comply with these tax law requirements.



     Caution: We will treat the application of less than your entire Contract Value under a Non-Qualified Contract to a pay-out option (receiving annuity income payments) as a taxable withdrawal for Federal income tax purposes and also as subject to the 10% penalty tax (if you are under age 59 1/2) in addition to ordinary income tax. We will then treat the amount of the withdrawal as the purchase price of an income annuity and tax report the annuity income payments received under the rules for variable income annuities. Consult your tax advisor prior to partially annuitizing your contract.



     Annuity income payments and amount received on the exercise of a withdrawal or partial withdrawal from an annuity option under your non-qualified contract may not be transferred in a tax-free exchange into another annuity contract. In accordance with our procedures, such amounts will instead be taxable under the rules for annuity income payments or withdrawals, whichever is applicable.



     Additionally, if you are under age 59 1/2 at the time annuity income payments commence and intend the annuity income payments to constitute an exception to the 10% penalty tax, any attempt to make a tax-free transfer or rollover (whether for non-qualified or qualified annuities) prior to the later of (a) age 59 1/2, or (b) five years after annuity income payments commence, will generally invalidate the exception and subject you to additional penalties and interest.


     The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between investment sub-accounts after the annuity starting date. Consult your own tax advisor.

     Taxation of Death Benefit Proceeds. Amounts may be distributed from a Contract because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments. See the Statement of Additional Information as well as page A-22 of this prospectus for a general discussion on the federal income tax rules applicable to how death benefits must be distributed.

     Transfers, Assignments or Exchanges of a Contract. Where otherwise permitted under the terms of the Contract, a transfer or assignment of ownership of a Contract, the designation or change of an annuitant, the selection of certain maturity dates, or the exchange of a Contract may result in certain adverse tax consequences to you that are not discussed herein. An owner contemplating any such transfer, assignment, exchange, or event should consult a tax advisor as to the tax consequences.

     Withholding. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

     Multiple Contracts. All non-qualified deferred annuity contracts that are issued by us (or our affiliates) to the same owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such owner's income when a taxable distribution occurs.

     Further Information. We believe that the Contracts will qualify as annuity contracts for Federal income tax purposes and the above discussion is based on that assumption. Further details can be found in the Statement of Additional Information under the heading "Tax Status of the Contracts."

TAXATION OF QUALIFIED CONTRACTS

     The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law.

     Individual Retirement Accounts (IRA's), as defined in Section 408 of the Internal Revenue Code (Code), permit individuals to make annual contributions of up to the lesser of the applicable dollar amount for the year (for 2005, $4,000 plus, for Owner's age 50 or older, $500) or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. If contributions are being made under a SEP or SARSEP plan of your employer, additional amounts may be contributed as permitted by the Code and the terms of the employer's plan. Distributions from certain retirement plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than non-deductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless an exception applies. The IRS could conceivably take the position that the offering of death benefits in excess of the greater of (a) Contract Value or (b) return of premium (adjusted for prior distributions) adversely affects the qualification of the Contract as an IRA. Disqualification of the Contract as an IRA could result in the immediate taxation of amounts held in the Contract and the imposition of penalty taxes. THE INTERNAL REVENUE SERVICE HAS APPROVED THE FORMS OF THE IRA AND SIMPLE IRA ENDORSEMENTS, WHEN USED WITH THE CONTRACT AND ITS RIDERS. PLEASE BE AWARE THAT THE IRA OR SIMPLE IRA CONTRACT ISSUED TO YOU MAY DIFFER FROM THE FORM OF THE TRADITIONAL IRA OR SIMPLE IRA APPROVED BY THE IRS BECAUSE OF SEVERAL FACTORS SUCH AS DIFFERENT RIDERS AND STATE INSURANCE REQUIREMENTS. ADDITIONALLY, SUCH APPROVAL AS TO THE FORM OF THE CONTRACT BY THE IRS DOES NOT CONSTITUTE ANY APPROVAL OR ENDORSEMENT AS TO THE INVESTMENT PROGRAM THEREUNDER.



     SIMPLE IRA's permit certain small employers to establish SIMPLE plans as provided by Section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a percentage of compensation up to $10,000 for 2005. The sponsoring employer is generally required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRA's are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.


     Roth IRAs, as described in Code section 408A, permit certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax, and other special rules apply. The Owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

     Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the participant or both may result if the Contract is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the Contract. The Contract has an enhanced death benefit that in some cases may exceed the greater of the premium payments or the account value.

     Tax Sheltered Annuities under section 403(b) of the Code allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (social security) tax. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988;
(2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.


     Proposed income tax regulations issued in November 2004 would require certain fundamental changes to these arrangements including (a) a requirement that there be a written plan document in addition to the annuity contract (or section 403(b)(7) custodial account), (b) significant restrictions on the ability of participants to direct proceeds between 403(b) annuity contracts and
(c) new restrictions on withdrawals of amounts attributable to contributions other than elective deferrals.



     The Proposed regulations will generally not be effective until taxable years beginning after December 31, 2005, at the earliest; and may not be relied on until issued in final form. However, certain aspects, including a proposed prohibition on use of life insurance under section 403(b) arrange and rules affecting payroll taxes on certain types of contributions are currently effective unless revised or revoked in final form.


     Death Benefits. FOR CONTRACTS PURCHASED IN CONNECTION WITH QUALIFIED PLANS UNDER SECTION 401(a) OR TSA PLANS UNDER SECTION 403(b), CERTAIN DEATH BENEFITS COULD CONCEIVABLY BE CHARACTERIZED AS AN INCIDENTAL BENEFIT, THE AMOUNT OF WHICH IS LIMITED IN CERTAIN PENSION OR PROFIT-SHARING PLANS. BECAUSE THE DEATH BENEFIT IN CERTAIN CASES MAY EXCEED THIS LIMITATION, EMPLOYERS USING THE CONTRACT IN CONNECTION WITH SUCH PLANS SHOULD CONSULT THEIR TAX ADVISER.

     Eligible Section 457(b) Plans, while not actually providing for a qualified plan as that term is normally used, provides for certain eligible deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The Contract can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. Under a non-governmental plan, all such investments, however, are owned by and are subject to, the claims of the general creditors of the sponsoring employer (which must be a tax-exempt entity under Section 501(c) of the Code). In general, all amounts received under a non-governmental Section 457(b) plan are taxable and are subject to federal income tax withholding as wages.

     Loans. IF YOUR QUALIFIED PLAN OR TSA PLAN CONTRACT PERMITS LOANS, THE AMOUNT OF SUCH LOANS, THE REPAYMENT TERMS AND THE TREATMENT OF DEFAULTS ARE SUBJECT TO LIMITATIONS AND RULES UNDER SECTION 72(p) OF THE CODE AND THE REGULATIONS THEREUNDER. THE TERMS OF YOUR LOAN WILL BE GOVERNED BY YOUR LOAN AGREEMENT AND THE REQUIREMENTS OF THE TAX LAW (AND ERISA, WHERE APPLICABLE). FAILURE TO SATISFY THESE REQUIREMENTS WILL RESULT IN ADVERSE TAX CONSEQUENCES. CONSULT YOUR TAX ADVISER PRIOR TO APPLYING FOR A LOAN.

     Other Tax Issues.  Qualified Contracts (including Contracts issued under
Section 457(b) plans) have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement, or consult a tax adviser for more information about these distribution rules. Failure to meet such rules generally results in the imposition of a 50% excise tax on the amount which should have been, but was not, distributed.


     Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these new rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of Contract Value, as well as all living benefits) must be added to the Contract Value in computing the amount required to be distributed over the applicable period.



     The final required minimum distribution regulations permit income payments to increase due to "actuarial gain" which includes the investment performance of the underlying assets, as well as changes in actuarial factors and assumptions under certain conditions. Additionally, withdrawals may also be permitted under certain conditions. The new rules are not entirely clear, and you should consult with your own tax advisor to determine whether your variable income annuity will satisfy these rules for your own situation.


     Distributions from Qualified Contracts generally are subject to withholding for the Owner's federal income tax liability. The withholding rate varies according to the type of distribution and the Owner's tax status. The Owner will be provided the opportunity to elect not to have tax withheld from distributions.


     "Eligible rollover distributions" from section 401(a), 403(a), 403(b) and governmental Section 457(b) plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or employee's spouse or former spouse as beneficiary or alternate payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, if the employee chooses a "direct rollover" from the plan to a tax-qualified plan, IRA or tax sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions. Effective March 28, 2005, certain mandatory distributions made to participants in an amount in excess of $1,000 must be rolled over to an IRA designated by the Plan, unless the participant elects to receive it in cash or roll it over to a different IRA or eligible retirement plan of his or her own choosing. General transitional rules apply as to when plans have to be amended. Special effective date rules apply for governmental plans and church plans.


     Foreign Tax Credits. To the extent permitted under the federal income tax law, we may claim the benefit of certain foreign tax credits attributable to taxes paid by certain of the Eligible Funds to foreign jurisdictions.

     Commutation Features Under Annuity Payment Options. Please be advised that the tax consequences resulting from the election of an annuity payment option containing a commutation feature is uncertain and the IRS may determine that the taxable amount of the annuity payments and withdrawals received for any year COULD BE GREATER THAN OR LESS THAN THE TAXABLE AMOUNT REPORTED BY THE COMPANY. The exercise of the commutation feature also may result in adverse tax consequences including:



    -- The imposition of a 10% penalty tax on the taxable amount of the commuted value, if the taxpayer has not attained age 59 1/2 at the time the withdrawal is made. This 10% penalty tax is in addition to the ordinary income tax on the taxable amount of the commuted value.



    -- The retroactive imposition of the 10% penalty tax on annuity payments received prior to the taxpayer attaining age 59 1/2.



    -- The possibility that the exercise of the commutation feature could adversely affect the amount excluded from Federal income tax under any annuity payments made after such commutation.



     See also the discussion of commutation features under "Annuity Payments." A payee should consult with his or her own tax advisor prior to electing to annuitize the contract and prior to exercising any commutation feature under an annuity payment option.



     Federal Estate Taxes. While no attempt is being made to discuss the Federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.



     Generation-skipping transfer tax. Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.



     Annuity purchases by nonresident aliens and foreign corporations. The discussion above provides general information regarding U.S. Federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. Federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.


POSSIBLE TAX LAW CHANGES

     Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.

     We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.

                                 VOTING RIGHTS

     We are the legal owner of the Eligible Fund shares held in the Variable Account and have the right to vote those shares at meetings of the Eligible Fund shareholders. However, to the extent required by Federal securities law, we will give you, as Contract Owner, the right to instruct us how to vote the shares that are attributable to your Contract.

     Prior to annuitization, we determine the number of votes on which you have a right to instruct us, on the basis of your percentage interest in a sub-account and the total number of votes attributable to the sub-account. After annuitization, the number of votes attributable to your Contract is determined on the basis of the reserve for your future annuity payments and the total number of votes attributable to the sub-account. After annuitization the votes attributable to your Contract decrease as reserves underlying your Contract decrease.

     We will determine, as of the record date, if you are entitled to give voting instructions and the number of shares as to which you have a right of instruction. If we do not receive timely instructions from you, we will vote your shares for, against, or withheld from voting on any proposition in the same proportion as the shares held in that sub-account for all policies or contracts for which we have received voting instructions.

     We will vote for Eligible Fund shares held in our general investment account (or any unregistered separate account for which voting privileges are not given) in the same proportion as the aggregate of (i) the shares for which we received voting instructions and (ii) the shares that we vote in proportion to such voting instructions.

                         DISTRIBUTION OF THE CONTRACTS


     We have entered into a distribution agreement with our affiliate, New England Securities Corporation ("Distributor"), for the distribution and sale of the Contracts. Distributor offers the Contracts through its sales representatives. Distributor may also enter into selling agreements with other affiliated broker-dealers ("selling firms") for the sale of the Contracts. We pay commissions to Distributor for sales of the Contracts by its sales representatives, as well as selling firms. Certain of the Eligible Funds make payments to Distributor under their distribution plans in consideration of services provided and expenses incurred by Distributor in distributing Fund shares (see "Expense Table" and the Eligible Fund prospectuses). These payments range from 0.15% to 0.25% of Variable Account assets invested in a particular Eligible Fund. Distributor may also receive brokerage commissions on securities transactions initiated by an investment adviser of an Eligible Fund. Additionally, we pay American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series, a percentage of all premiums allocated to the American Funds Growth Fund, the American Funds Growth-Income Fund, and the American Funds Global Small Capitalization Fund for the services it provides in marketing the Funds' shares in connection with the Contract.


     The maximum commission payable for Contract sales by Distributor's sales representatives is 8% of purchase payments. Some sales representatives may elect to receive no or a lower commission when a purchase payment is made along with a quarterly payment based on Contract Value for so long as the Contract remains in effect. We also pay for Distributor's operating and other expenses, including the following sales expenses: sales representative training allowances; compensation and bonuses for the Distributor's management team; advertising expenses; and all other expenses of distributing the Contracts. Distributor pays its sales representatives all of the commissions received for their sales of Contracts; it does not retain any portion of those commissions. We do not currently but reserve the right to pay lower commissions on purchase payments allocated to the Fixed Account and/or Guaranteed Account than we do for purchase payments allocated to the Variable Account. All or a portion of commissions may be returned if the Contract is not continued through the first Contract Year.


     Sales representatives and their managers are also eligible for various non-cash compensation programs that the Company offers, such as conferences, trips, prizes, and awards. In addition, Distributor's sales representatives who meet certain productivity, persistency, and length of service standards and/or their managers may be eligible for additional compensation. Other payments may be made for other services that do not directly involve the sale of the Contracts. These services may include the recruitment and training of personnel, production of promotional literature, and similar services.



     Distributor also makes payments for the sale of the Contracts to the Managing Partner who supervises the sales representative. Payments to the Managing Partners may vary and depend on a number of factors, including the sales representative's level of sales, as well as the level of sales by all sales representatives in the Managing Partner's agency.



     Distributor's sales representatives and their Managing Partners (and the sales representatives and managers of our affiliates) may also be eligible for additional cash compensation such as bonuses, equity awards (for example stock options), training allowances, supplemental salary, payments based on a percentage of the Contract Value, financing arrangements, marketing support, medical and retirement benefits and other insurance and non-insurance benefits. The amount of this additional compensation is based on the amount of proprietary products sold. Proprietary products are products issued by the Company and its affiliates. Sales representatives must meet a minimum level of sales of proprietary products in order to maintain agent status with us and in order to be eligible for most of the cash compensation described above. Managing Partners may be eligible for additional cash compensation based on the performance (with emphasis on the sale of proprietary products) of the sales representatives that the Managing Partner supervises. Managing Partners may pay a portion of their cash compensation to their sales representatives.

     In addition to the payments listed above, NELICO makes certain payments to its business unit or to the business unit of its affiliate that is responsible for the operation of the distribution systems through which the Contract is sold. This amount is part of the total compensation paid for the sale of the Contract.



     Receipt of the cash and non-cash compensation described above may provide sales representatives and their Managing Partners with an incentive to favor the sale of proprietary products over similar products issued by non-affiliates.



     The commissions payable for Contract sales by selling firms will not exceed that described above. Selling firms pay their sales representatives all or a portion of the commissions received for their sales of Contracts; some firms may retain a portion of commissions. Sales representatives and their managers are also eligible for various cash benefits and non-cash compensation items (as described above) that we may provide jointly with affiliated selling firms.



     A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with their internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Ask your sales representative for further information about what your sales representative and the selling firm for which he or she works may receive in connection with your purchase of a Contract.


     Commissions and other incentives or payments described above are not charged directly to Contract Owners or the Variable Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the Contract.

                               THE FIXED ACCOUNT


     The contract has a Fixed Account option. You may allocate net purchase payments and may transfer Contract Value in the Variable Account to the Fixed Account, which is part of our general account. The Fixed Account offers diversification to a variable annuity contract, allowing you to protect principal and earn a guaranteed rate of interest.


     Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933, and neither the Fixed Account nor the general account has been registered as an investment company under the Investment Company Act of 1940. Therefore, neither the general account, the Fixed Account nor any interests therein are generally subject to the provisions of these Acts, and we have been advised that the staff of the Securities and Exchange Commission does not review disclosures relating to the general account. Disclosures regarding the Fixed Account may, however, be subject to certain generally applicable provisions of the Federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

     Our general account consists of all assets owned by us other than those in the Variable Account and the Company's other separate accounts. We have sole discretion over the investment of assets in the general account, including those in the Fixed Account. You do not share in the actual investment experience of the assets in the Fixed Account. Instead, we guarantee that we will credit Contract Values in the Fixed Account with interest at an annual rate that will not be less than the minimum rate required by your state (the minimum rate on the Fixed Account is 1.5% but may be higher in your state or may be higher for contracts sold prior to September 2, 2003). (Special rules apply to loan repayments. See the Statement of Additional Information.) We are not obligated to credit interest at a rate higher than 3%, although we have sole discretion to do so. We will credit Contract Values in the Fixed Account with interest daily.

     Any purchase payment or portion of Contract Value you allocate to the Fixed Account will earn interest at an annual rate we determine for that deposit for a 12 month period. At the end of each succeeding 12 month period, we will determine the interest rate that will apply to that deposit plus the accrued interest for the next 12 months. This renewal rate may differ from the interest rate that is applied to new deposits on that same day.

CONTRACT VALUE AND FIXED ACCOUNT TRANSACTIONS

     A Contract's total Contract Value will include its Contract Value in the Variable Account, in the Fixed Account, and, for Contracts under which Contract loans are available, any of its Contract Value held in the Company's general account (but outside the Fixed Account) which is the result of a Contract loan.

     Amounts you surrender from the Fixed Account will be on a "first-in, first-out" basis. Amounts you withdraw from the Fixed Account due to a Contract loan will be on a "last-in, first-out" basis. The amounts you allocate to the Fixed Account are subject to the same rights and limitations as are in the Variable Account regarding surrenders and partial surrenders. Special limits, however, apply to transfers involving the Fixed Account (see below).

     Unless you request otherwise, any partial surrender you make will reduce the Contract Value in the sub-accounts of the Variable Account and the Fixed Account, proportionately. In addition, if any portion of your Contract loan comes from Contract Value in the Fixed Account, then you must allocate an equal portion of each loan repayment to the Fixed Account.

     We limit the amount of Contract Value which you may transfer from the Fixed Account, except with our consent to the greater of (i) 25% of Contract Value in the Fixed Account at the end of the first day of the Contract Year, or (ii) the amount of Contract Value that you transferred from the Fixed Account in the prior Contract Year. However, these limits do not apply to new deposits to the Fixed Account for which the dollar cost averaging program has been elected within 30 days from the date of deposit. Amounts you transfer to the sub-accounts from the Fixed Account will be on a "last-in, first-out" basis; that is, they will be made in the reverse order in which you made deposits into the Fixed Account. We reserve the right to restrict purchase payments and transfers to the Fixed Account. See the Statement of Additional Information.

     We will deduct the annual Administration Contract Charge entirely from the Contract Value in the Variable Account, and not from the Contract Value in the Fixed Account or our general account as the result of a loan.

     For more information on the Fixed Account please refer to the Statement of Additional Information.

                       INVESTMENT PERFORMANCE INFORMATION

     We may advertise or include in sales literature (i) current and effective yields for the sub-accounts; (ii) total returns for the sub-accounts, (iii) non-standard returns for the sub-accounts and (iv) historical and hypothetical illustrations of the growth and value of a purchase payment or payments invested in the sub-accounts for a specified period. Total returns for the sub-accounts are based on the investment performance of the corresponding Eligible Funds. THESE FIGURES ARE BASED ON HISTORICAL EARNINGS AND DO NOT INDICATE OR PROJECT FUTURE PERFORMANCE. We may also advertise or include in sales literature a sub-account's performance compared to certain performance rankings and indexes compiled by independent organizations, and we may present performance rankings and indexes without such a comparison.

YIELDS

     The current yield of the State Street Research Money Market Sub-Account refers to the annualized income generated by an investment in the Sub-Account over a specified 7-day period. The current yield is calculated by assuming that the income generated for that 7-day period is generated each 7-day period over a 52-week period and is shown as a percentage of the investment. The effective yield is calculated similarly but, when annualized, the income earned by an investment is assumed to be reinvested. The effective yield will be slightly higher than the current yield because of the compounding effect of this assumed reinvestment.

     The yield of a Sub-Account (besides the State Street Research Money Market Sub-Account) refers to the annualized income generated by an investment in the Sub-Account over a specified 30-day or one-month period. The yield is calculated by assuming the income generated by the investment during that 30-day or one-month period is generated each period over 12 months and is shown as a percentage of the investment.

STANDARD RETURN

     The total return of a sub-account refers to return quotations assuming an investment under a Contract has been held in the sub-account for the stated times. Average annual total return of a sub-account tells you the return you would have experienced if you allocated a $1,000 purchase payment to a sub-account for the specified period. Standardized average annual total return reflects all historical investment results, less all charges and deductions applied against the sub-account, including any Contingent Deferred Sales Charge that would apply if you terminated a Contract at the end of each period indicated, but excluding any deductions for premium taxes. Standardized total return may be quoted for various periods including 1 year, 5 years, and 10 years, or from inception of the sub-account if any of those periods are not available.

NON-STANDARD RETURN

     "Non-Standard" average annual total return information may be presented, computed on the same basis as described above, except that deductions may not include the Contingent Deferred Sales Charge. We may from time to time disclose average annual total return for non-standard periods and cumulative total return for a sub-account. Non-standard performance will be accompanied by standard performance.

     We may also illustrate what would have been the growth and value of a specified purchase payment or payments if it or they had been invested in each of the Eligible Funds on the first day of the first month after those Eligible Funds had commenced operations. This illustration will show Contract Value and Surrender Value, calculated in the same manner as average annual total return, as of the end of each year, ending with the date of the illustration. Surrender Value reflects the deduction of any Contingent Deferred Sales Charge that may apply, but does not reflect the deduction of any premium tax charge. We may also show annual percentage changes in Contract Value and Surrender Value, cumulative returns, and annual effective rates of return. We determine the annual percentage change in Contract Value by taking the difference between the Contract Value or Surrender Value at the beginning and at the end of each year and dividing it by the beginning Contract Value or Surrender Value. We determine cumulative return by taking the difference between the investment at the beginning of the period and the ending Contract Value or Surrender Value and dividing it by the investment at the beginning of the period. We calculate the annual effective rate of return in the same manner as average annual total return.

     We may show the percent change in accumulation unit value and annual effective rate of return of a subaccount. Accumulation unit values do not reflect the impact of any Contingent Deferred Sales Charge, premium tax charge, or the annual Contract Administration Fee. The percent change in accumulation unit value is calculated by dividing the difference in accumulation unit values at the beginning and end of the period by the beginning accumulation unit value. See the Statement of Additional Information for a description of the method for calculating the annual effective rate of return.

     We may present illustrations for a hypothetical Contract assuming monthly transfers from one subaccount to designated other subaccounts under a Dollar Cost Averaging Program. We may also present illustrations designed to show required minimum distributions and other values for hypothetical Contracts under certain qualified plans.

     We may also illustrate growth and value of a specified purchase payment or payments in the same manner as described above based on hypothetical returns.

OTHER PERFORMANCE

     In advertising and sales literature, we may compare the performance of each sub-account to the performance of other variable annuity issuers in general or to the performance of particular types of variable annuities investing in mutual funds, or investment series of mutual funds with investment objectives similar to each of the sub-accounts. Advertising and sales literature may also show the performance rankings of the sub-accounts assigned by independent services, such as Variable Annuity Research Data Services ("VARDS") or may compare to the performance of a sub-account to that of a widely used index, such as Standard & Poor's Index of 500 Common Stocks. We may also use other independent ranking services and indexes as a source of performance comparison.

                               LEGAL PROCEEDINGS


     NELICO, like other life insurance companies, is involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. In addition, in December of 2004, NELICO received a "Wells Notice" from the Securities and Exchange Commission ("SEC") in connection with a previously disclosed SEC investigation regarding a $31 million after-tax charge taken in the 2nd Quarter of 2003 resulting from certain improperly deferred expenses at NELICO. The Wells Notice provides notice that the SEC staff is considering recommending that the SEC bring a civil action alleging violations of the U.S. Securities Laws. NELICO has responded to the Wells Notice. Although the outcome of any litigation or administrative or other proceedings cannot be predicted with certainty, NELICO does not believe any such litigation or proceedings will have a material adverse effect upon the Separate Account or upon the ability of New England Securities to perform its contract with the Separate Account or of NELICO to meet its obligations under the contracts.


                              FINANCIAL STATEMENTS

     You may find the financial statements of the Company and the Variable Account in the Statement of Additional Information.

                            ACCUMULATION UNIT VALUES
          (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                        CONDENSED FINANCIAL INFORMATION


     Set forth below are accumulation unit values through December 31, 2004 for each Sub-Account of the New England Variable Annuity Separate Account.



                                                                                            NUMBER OF
                                                                                           ACCUMULATION
                                                          ACCUMULATION                        UNITS
                                                          UNIT VALUE AT   ACCUMULATION    OUTSTANDING AT
                                                          BEGINNING OF    UNIT VALUE AT   END OF PERIOD
                                                             PERIOD       END OF PERIOD   (IN THOUSANDS)
                                                          -------------   -------------   --------------
BlackRock Money Market Sub-Account(6)
  (previously State Street Research Money Market
     Sub-Account)
  04/19/95* to 12/31/95.................................     1.824171        1.877438             --
  01/01/96 to 12/31/96..................................     1.877438        1.946086             --
  01/01/97 to 12/31/97..................................     1.946086        2.021482             --
  01/01/98 to 12/31/98..................................     2.021482        2.098320          3,737
  01/01/99 to 12/31/99..................................     2.098320        2.171899         21,356
  01/01/00 to 12/31/00..................................     2.171899        2.275063         23,796
  01/01/01 to 12/31/01..................................     2.275063        2.331985         34,100
  01/01/02 to 12/31/02..................................     2.331985        2.332168         31,377
  01/01/03 to 12/31/03..................................     2.332168        2.318287         19,901
  01/01/04 to 12/31/04..................................     2.318287        2.308499         13,139
Salomon Brothers U.S. Government Sub-Account
  04/19/95* to 12/31/95.................................     1.046628        1.138448             --
  01/01/96 to 12/31/96..................................     1.138448        1.159699             --
  01/01/97 to 12/31/97..................................     1.159699        1.240432             --
  01/01/98 to 12/31/98..................................     1.240432        1.316242          3,447
  01/01/99 to 12/31/99..................................     1.316242        1.300191         11,140
  01/01/00 to 12/31/00..................................     1.300191        1.416200         16,057
  01/01/01 to 12/31/01..................................     1.416200        1.490415         25,812
  01/01/02 to 12/31/02..................................     1.490415        1.586448         31,938
  01/01/03 to 12/31/03..................................     1.586448        1.590633         24,559
  01/01/04 to 12/31/04..................................     1.590633        1.615611         20,036
BlackRock Bond Income Sub-Account(6)
  (previously State Street Research Bond Income
     Sub-Account)
  04/19/95* to 12/31/95.................................     2.684861        3.018347             --
  01/01/96 to 12/31/96..................................     3.018347        3.113250             --
  01/01/97 to 12/31/97..................................     3.113250        3.404265             --
  01/01/98 to 12/31/98..................................     3.404265        3.660529          2,055
  01/01/99 to 12/31/99..................................     3.660529        3.592823         10,828
  01/01/00 to 12/31/00..................................     3.592823        3.831633         14,739
  01/01/01 to 12/31/01..................................     3.831633        4.110820         19,958
  01/01/02 to 12/31/02..................................     4.110820        4.396277         19,912
  01/01/03 to 12/31/03..................................     4.396277        4.588908         16,117
  01/01/04 to 12/31/04..................................     4.588908        4.725484         13,186
Lehman Brothers Aggregate Bond Index Sub-Account
  01/22/01* to 12/31/01.................................     1.075873        1.128870          8,293
  01/01/02 to 12/31/02..................................     1.128870        1.223843         12,899
  01/01/03 to 12/31/03..................................     1.223843        1.247632         12,423
  01/01/04 to 12/31/04..................................     1.247632        1.277533         10,899


------------
*Date on which the Sub-Account first became available.

                                                                                            NUMBER OF
                                                                                           ACCUMULATION
                                                          ACCUMULATION                        UNITS
                                                          UNIT VALUE AT   ACCUMULATION    OUTSTANDING AT
                                                          BEGINNING OF    UNIT VALUE AT   END OF PERIOD
                                                             PERIOD       END OF PERIOD   (IN THOUSANDS)
                                                          -------------   -------------   --------------
Salomon Brothers Strategic Bond Opportunities
  Sub-Account
  04/19/95* to 12/31/95.................................     1.030925        1.158151             --
  01/01/96 to 12/31/96..................................     1.158151        1.305874             --
  01/01/97 to 12/31/97..................................     1.305874        1.430333             --
  01/01/98 to 12/31/98..................................     1.430333        1.439188          2,999
  01/01/99 to 12/31/99..................................     1.439188        1.439668         10,480
  01/01/00 to 12/31/00..................................     1.439668        1.522166         16,507
  01/01/01 to 12/31/01..................................     1.522166        1.603273         20,870
  01/01/02 to 12/31/02..................................     1.603273        1.732982         19,757
  01/01/03 to 12/31/03..................................     1.732982        1.924585         19,494
  01/01/04 to 12/31/04..................................     1.924585        2.023251         17,883
BlackRock Diversified Sub-Account(6)
  (previously State Street Research Diversified
     Sub-Account)
  05/01/04* to 12/31/04.................................    35.331647       38.120554              7
MFS Total Return Sub-Account(1)
  (previously Balanced Sub-Account)
  04/19/95* to 12/31/95.................................     1.073395        1.226569             --
  01/01/96 to 12/31/96..................................     1.226569        1.413947             --
  01/01/97 to 12/31/97..................................     1.413947        1.619885             --
  01/01/98 to 12/31/98..................................     1.619885        1.742881          4,075
  01/01/99 to 12/31/99..................................     1.742881        1.631646         21,661
  01/01/00 to 12/31/00..................................     1.631646        1.578230         27,155
  01/01/01 to 12/31/01..................................     1.578230        1.486939         30,533
  01/01/02 to 12/31/02..................................     1.486939        1.267704         25,819
  01/01/03 to 12/31/03..................................     1.267704        1.497025         22,345
  01/01/04 to 04/30/04..................................     1.497025        1.484675         22,170
MFS Total Return Sub-Account (Class E)
  05/01/04* to 12/31/04.................................    37.796838       41.125167            830
BlackRock Large Cap Value Sub-Account(6)
  (previously State Street Research Large Cap Value
     Sub-Account)
  05/01/02* to 12/31/02.................................     1.000000        0.792409            201
  01/01/03 to 12/31/03..................................     0.792409        1.058093            743
  01/01/04 to 12/31/04..................................     1.058093        1.182333          1,200
Davis Venture Value Sub-Account
  04/19/95* to 12/31/95.................................     1.071349        1.322415             --
  01/01/96 to 12/31/96..................................     1.322415        1.640833             --
  01/01/97 to 12/31/97..................................     1.640833        2.160040             --
  01/01/98 to 12/31/98..................................     2.160040        2.437055          4,389
  01/01/99 to 12/31/99..................................     2.437055        2.824171         33,707
  01/01/00 to 12/31/00..................................     2.824171        3.049260         62,769
  01/01/01 to 12/31/01..................................     3.049260        2.671524         69,236
  01/01/02 to 12/31/02..................................     2.671524        2.203059         59,451
  01/01/03 to 12/31/03..................................     2.203059        2.843065         52,463
  01/01/04 to 12/31/04..................................     2.843065        3.150202         47,447


------------
*Date on which the Sub-Account first became available.

                                                                                            NUMBER OF
                                                                                           ACCUMULATION
                                                          ACCUMULATION                        UNITS
                                                          UNIT VALUE AT   ACCUMULATION    OUTSTANDING AT
                                                          BEGINNING OF    UNIT VALUE AT   END OF PERIOD
                                                             PERIOD       END OF PERIOD   (IN THOUSANDS)
                                                          -------------   -------------   --------------
FI Value Leaders Sub-Account
  04/19/95* to 12/31/95.................................     1.191883        1.483784             --
  01/01/96 to 12/31/96..................................     1.483784        1.727747             --
  01/01/97 to 12/31/97..................................     1.727747        2.274012             --
  01/01/98 to 12/31/98..................................     2.274012        2.790691          4,235
  01/01/99 to 12/31/99..................................     2.790691        3.009259         27,575
  01/01/00 to 12/31/00..................................     3.009259        2.814682         36,472
  01/01/01 to 12/31/01..................................     2.814682        2.388804         33,975
  01/01/02 to 12/31/02..................................     2.388804        1.897133         25,944
  01/01/03 to 12/31/03..................................     1.897133        2.374350         21,952
  01/01/04 to 12/31/04..................................     2.374350        2.662638         18,571
Harris Oakmark Large Cap Value Sub-Account
  05/01/02* to 12/31/02.................................     1.184038        0.971158            971
  01/01/03 to 12/31/03..................................     0.971158        1.200332          2,710
  01/01/04 to 12/31/04..................................     1.200332        1.317239          3,366
Harris Oakmark Focused Value Sub-Account
  04/19/95* to 12/31/95.................................     1.200515        1.436949             --
  01/01/96 to 12/31/96..................................     1.436949        1.666295             --
  01/01/97 to 12/31/97..................................     1.666295        1.927771             --
  01/01/98 to 12/31/98..................................     1.927771        1.797180          1,480
  01/01/99 to 12/31/99..................................     1.797180        1.778414          6,534
  01/01/00 to 12/31/00..................................     1.778414        2.112113         12,974
  01/01/01 to 12/31/01..................................     2.112113        2.661135         27,260
  01/01/02 to 12/31/02..................................     2.661135        2.392241         28,648
  01/01/03 to 12/31/03..................................     2.392241        3.129369         27,596
  01/01/04 to 12/31/04..................................     3.129369        3.392259         25,281
Neuberger Berman Mid Cap Value Sub-Account(10)
  (previously Neuberger Berman Partners Mid Cap Value
     Sub-Account)
  05/01/01* to 12/31/01.................................     1.540633        1.500755            880
  01/01/02 to 12/31/02..................................     1.500755        1.333183          1,921
  01/01/03 to 12/31/03..................................     1.333183        1.790083          2,791
  01/01/04 to 12/31/04..................................     1.790083        2.165131          3,999
BlackRock Investment Trust Sub-Account(6)
  (previously State Street Research Investment Trust
     Sub-Account)
  05/01/01* to 12/31/01.................................     7.438037        6.523987            194
  01/01/02 to 12/31/02..................................     6.523987        4.742371            293
  01/01/03 to 12/31/03..................................     4.742371        6.075046            292
  01/01/04 to 12/31/04..................................     6.075046        6.625220            265
MetLife Stock Index Sub-Account
  01/22/01* to 12/31/01.................................     3.886024        3.507534          2,487
  01/01/02 to 12/31/02..................................     3.507534        2.679940          3,307
  01/01/03 to 12/31/03..................................     2.679940        3.379282          3,488
  01/01/04 to 12/31/04..................................     3.379282        3.674694          3,499


------------
*Date on which the Sub-Account first became available.

                                                                                            NUMBER OF
                                                                                           ACCUMULATION
                                                          ACCUMULATION                        UNITS
                                                          UNIT VALUE AT   ACCUMULATION    OUTSTANDING AT
                                                          BEGINNING OF    UNIT VALUE AT   END OF PERIOD
                                                             PERIOD       END OF PERIOD   (IN THOUSANDS)
                                                          -------------   -------------   --------------
MFS Investors Trust Sub-Account(2)
  (previously MFS Research Managers Sub-Account)
  07/01/99* to 12/31/99.................................     1.058483        1.186801          3,133
  01/01/00 to 12/31/00..................................     1.186801        1.127801         27,930
  01/01/01 to 12/31/01..................................     1.127801        0.879018         25,931
  01/01/02 to 12/31/02..................................     0.879018        0.657745         20,614
  01/01/03 to 12/31/03..................................     0.657745        0.804929         17,364
  01/01/04 to 04/30/04..................................     0.804929        0.820243         16,639
MFS Investors Trust Sub-Account
  07/01/99* to 12/31/99.................................     1.025560        1.018894          3,629
  01/01/00 to 12/31/00..................................     1.018894        1.003305         11,237
  01/01/01 to 12/31/01..................................     1.003305        0.831666         14,716
  01/01/02 to 12/31/02..................................     0.831666        0.654341         12,644
  01/01/03 to 12/31/03..................................     0.654341        0.786220         11,517
  01/01/04 to 12/31/04..................................     0.786220        0.863409         25,236
BlackRock Strategic Value Sub-Account(6)
  (previously State Street Research Aurora Sub-Account)
  01/22/01* to 12/31/01.................................     1.233728        1.399874         16,044
  01/01/02 to 12/31/02..................................     1.399874        1.086108         21,052
  01/01/03 to 12/31/03..................................     1.086108        1.608012         21,923
  01/01/04 to 12/31/04..................................     1.608012        1.828885         21,043
FI Mid Cap Opportunities Sub-Account(3)
  (previously Janus Mid Cap Sub-Account)
  01/22/01* to 12/31/01.................................     2.594089        1.548625          4,996
  01/01/02 to 12/31/02..................................     1.548625        1.081569          4,088
  01/01/03 to 12/31/03..................................     1.081569        1.432110          3,213
  01/01/04 to 12/31/04..................................     1.432110        1.649774          3,281
FI Mid Cap Opportunities Sub-Account(4)
  05/01/02* to 12/31/02.................................     1.000000        0.810364             58
  01/01/03 to 12/31/03..................................     0.810364        1.135435            779
  01/01/04 to 04/30/04..................................     1.135435        1.125155            955
MetLife Mid Cap Stock Index Sub-Account
  01/22/01* to 12/31/01.................................     1.048504        1.029834          2,498
  01/01/02 to 12/31/02..................................     1.029834        0.862080          3,847
  01/01/03 to 12/31/03..................................     0.862080        1.143806          3,963
  01/01/04 to 12/31/04..................................     1.143806        1.305167          3,906
FI International Stock Sub-Account(5)
  (previously Putnam International Stock Sub-Account)
  04/19/95* to 12/31/95.................................     1.216847        1.261652             --
  01/01/96 to 12/31/96..................................     1.261652        1.327000             --
  01/01/97 to 12/31/97..................................     1.327000        1.291549             --
  01/01/98 to 12/31/98..................................     1.291549        1.366233          1,839
  01/01/99 to 12/31/99..................................     1.366233        1.678854         11,985
  01/01/00 to 12/31/00..................................     1.678854        1.486746         33,579
  01/01/01 to 12/31/01..................................     1.486746        1.164077         35,940
  01/01/02 to 12/31/02..................................     1.164077        0.947057         31,640
  01/01/03 to 12/31/03..................................     0.947057        1.195786         27,079
  01/01/04 to 12/31/04..................................     1.195786        1.393648         23,524


------------
*Date on which the Sub-Account first became available.

                                                                                            NUMBER OF
                                                                                           ACCUMULATION
                                                          ACCUMULATION                        UNITS
                                                          UNIT VALUE AT   ACCUMULATION    OUTSTANDING AT
                                                          BEGINNING OF    UNIT VALUE AT   END OF PERIOD
                                                             PERIOD       END OF PERIOD   (IN THOUSANDS)
                                                          -------------   -------------   --------------
Morgan Stanley EAFE Index Sub-Account
  01/22/01* to 12/31/01.................................     1.101046        0.851563          2,862
  01/01/02 to 12/31/02..................................     0.851563        0.698977          3,813
  01/01/03 to 12/31/03..................................     0.698977        0.945675          4,248
  01/01/04 to 12/31/04..................................     0.945675        1.112204          5,083
Oppenheimer Global Equity Sub-Account(7)
  (previously Scudder Global Equity Sub-Account)
  05/01/04* to 12/31/04.................................    12.752804       14.710742             10
BlackRock Legacy Large Cap Growth Sub-Account(6)
  (previously State Street Research Large Cap Growth
     Sub-Account)
  04/19/95* to 12/31/95.................................     1.091176        1.401562             --
  01/01/96 to 12/31/96..................................     1.401562        1.563978             --
  01/01/97 to 12/31/97..................................     1.563978        1.937505             --
  01/01/98 to 12/31/98..................................     1.937505        2.823513          4,586
  01/01/99 to 12/31/99..................................     2.823513        3.734589         35,476
  01/01/00 to 12/31/00..................................     3.734589        3.178881         64,981
  01/01/01 to 12/31/01..................................     3.178881        2.757580         64,873
  01/01/02 to 12/31/02..................................     2.757580        1.817138         52,142
  01/01/03 to 12/31/03..................................     1.817138        2.421756         44,305
  01/01/04 to 12/31/04..................................     2.421756        2.598485         37,765
Jennison Growth Sub-Account(8)
  (previously Met/Putnam Voyager Sub-Account)
  05/01/00* to 12/31/00.................................     1.000000        0.723242         14,013
  01/01/01 to 12/31/01..................................     0.723242        0.493305         24,115
  01/01/02 to 12/31/02..................................     0.493305        0.345800         20,078
  01/01/03 to 12/31/03..................................     0.345800        0.429335         16,954
  01/01/04 to 12/31/04..................................     0.429335        0.444439         14,855
T. Rowe Price Large Cap Growth Sub-Account
  05/01/04* to 12/31/04.................................     1.116697        1.210073            279
Loomis Sayles Small Cap Sub-Account
  04/19/95* to 12/31/95.................................     1.009980        1.218215             --
  01/01/96 to 12/31/96..................................     1.218215        1.569712             --
  01/01/97 to 12/31/97..................................     1.569712        1.932590             --
  01/01/98 to 12/31/98..................................     1.932590        1.873409          2,233
  01/01/99 to 12/31/99..................................     1.873409        2.433952         11,469
  01/01/00 to 12/31/00..................................     2.433952        2.526234         33,563
  01/01/01 to 12/31/01..................................     2.526234        2.271012         32,465
  01/01/02 to 12/31/02..................................     2.271012        1.756676         26,586
  01/01/03 to 12/31/03..................................     1.756676        2.363985         23,367
  01/01/04 to 12/31/04..................................     2.363985        2.713014         20,795
Russell 2000 Index Sub-Account
  01/22/01* to 12/31/01.................................     1.201374        1.184491          3,277
  01/01/02 to 12/31/02..................................     1.184491        0.927196          3,913
  01/01/03 to 12/31/03..................................     0.927196        1.332270          4,506
  01/01/04 to 12/31/04..................................     1.332270        1.542319          4,835


------------
*Date on which the Sub-Account first became available.

                                                                                            NUMBER OF
                                                                                           ACCUMULATION
                                                          ACCUMULATION                        UNITS
                                                          UNIT VALUE AT   ACCUMULATION    OUTSTANDING AT
                                                          BEGINNING OF    UNIT VALUE AT   END OF PERIOD
                                                             PERIOD       END OF PERIOD   (IN THOUSANDS)
                                                          -------------   -------------   --------------
BlackRock Aggressive Growth Sub-Account(6)
  (previously State Street Research Aggressive Growth
     Sub-Account)
  05/01/04* to 12/31/04.................................    33.567147       37.215656              1
Franklin Templeton Small Cap Growth Sub-Account
  05/01/01* to 12/31/01.................................     1.000000        0.879708          2,544
  01/01/02 to 12/31/02..................................     0.879708        0.624213          3,560
  01/01/03 to 12/31/03..................................     0.624213        0.890094          4,407
  01/01/04 to 12/31/04..................................     0.890094        0.975527          3,986
T. Rowe Price Small Cap Growth Sub-Account
  05/01/04* to 12/31/04.................................     1.238152        1.320013             42
PIMCO Total Return Sub-Account
  05/01/01* to 12/31/01.................................     1.001001        1.053729          7,734
  01/01/02 to 12/31/02..................................     1.053729        1.135740         24,068
  01/01/03 to 12/31/03..................................     1.135740        1.168176         26,470
  01/01/04 to 12/31/04..................................     1.168176        1.209265         24,664
Lord Abbett Bond Debenture Sub-Account
  05/01/01* to 12/31/01.................................     1.385968        1.370827          1,573
  01/01/02 to 12/31/02..................................     1.370827        1.344019          3,429
  01/01/03 to 12/31/03..................................     1.344019        1.579255          6,199
  01/01/04 to 12/31/04..................................     1.579255        1.684418          6,610
Neuberger Berman Real Estate Sub-Account
  05/01/04* to 12/31/04.................................     9.998849       12.833645            157
Met/AIM Mid Cap Core Equity Sub-Account
  05/01/02* to 12/31/02.................................     1.139697        0.966588            236
  01/01/03 to 12/31/03..................................     0.966588        1.202639            924
  01/01/04 to 12/31/04..................................     1.202639        1.356668          1,247
Harris Oakmark International Sub-Account
  05/01/02* to 12/31/02.................................     1.059613        0.883774             28
  01/01/03 to 12/31/03..................................     0.883774        1.177828          1,735
  01/01/04 to 12/31/04..................................     1.177828        1.401690          3,988
MFS Research International Sub-Account
  05/01/01* to 12/31/01.................................     0.972176        0.847826            634
  01/01/02 to 12/31/02..................................     0.847826        0.737353          1,416
  01/01/03 to 12/31/03..................................     0.737353        0.960139          2,008
  01/01/04 to 12/31/04..................................     0.960139        1.131941          2,711
Janus Aggressive Growth Sub-Account(11)
  (previously Janus Growth Sub-Account)
  05/01/01* to 12/31/01.................................     1.000000        0.774690          1,526
  01/01/02 to 12/31/02..................................     0.774690        0.528474          2,459
  01/01/03 to 12/31/03..................................     0.528474        0.676949          2,772
  01/01/04 to 12/31/04..................................     0.676949        0.723856          2,154
T. Rowe Price Mid-Cap Growth Sub-Account
  05/01/01* to 12/31/01.................................     0.981054        0.823736          1,984
  01/01/02 to 12/31/02..................................     0.823736        0.454589          3,441
  01/01/03 to 12/31/03..................................     0.454589        0.612518          5,480
  01/01/04 to 12/31/04..................................     0.612518        0.711632          6,950


------------
*Date on which the Sub-Account first became available.

                                                                                            NUMBER OF
                                                                                           ACCUMULATION
                                                          ACCUMULATION                        UNITS
                                                          UNIT VALUE AT   ACCUMULATION    OUTSTANDING AT
                                                          BEGINNING OF    UNIT VALUE AT   END OF PERIOD
                                                             PERIOD       END OF PERIOD   (IN THOUSANDS)
                                                          -------------   -------------   --------------
Met/AIM Small Cap Growth Sub-Account
  05/01/02* to 12/31/02.................................     1.122185        0.847295            338
  01/01/03 to 12/31/03..................................     0.847295        1.160250            589
  01/01/04 to 12/31/04..................................     1.160250        1.217670            632
RCM Global Technology Sub-Account(9)
  (previously PIMCO PEA Innovation Sub-Account)
  05/01/01* to 12/31/01.................................     0.822515        0.609384          2,482
  01/01/02 to 12/31/02..................................     0.609384        0.296057          2,096
  01/01/03 to 12/31/03..................................     0.296057        0.460016          4,496
  01/01/04 to 12/31/04..................................     0.460016        0.434043          3,604
American Funds Growth-Income Sub-Account
  05/01/01* to 12/31/01.................................     8.470922        8.166745          1,354
  01/01/02 to 12/31/02..................................     8.166745        6.559432          2,467
  01/01/03 to 12/31/03..................................     6.559432        8.544391          3,314
  01/01/04 to 12/31/04..................................     8.544391        9.276103          3,723
American Funds Growth Sub-Account
  05/01/01* to 12/31/01.................................    12.927305       10.979737            948
  01/01/02 to 12/31/02..................................    10.979737        8.158775          1,815
  01/01/03 to 12/31/03..................................     8.158775       10.979316          2,857
  01/01/04 to 12/31/04..................................    10.979316       12.148754          3,327
American Funds Global Small Capitalization Sub-Account
  05/01/01* to 12/31/01.................................     1.476716        1.342550            948
  01/01/02 to 12/31/02..................................     1.342550        1.068961          2,108
  01/01/03 to 12/31/03..................................     1.068961        1.614333          2,973
  01/01/04 to 12/31/04..................................     1.614333        1.919416          3,555


------------
  *  Date on which the Sub-Account first became available.


 (1) Previously, the Balanced Sub-Account. On April 30, 2004, the Balanced Portfolio merged into the MFS Total Return Portfolio.



 (2) Previously, MFS Research Managers Sub-Account. On April 30, 2004, the MFS Research Managers Portfolio merged into the MFS Investors Trust Portfolio.



 (3) Previously, the Janus Mid Cap Sub-Account. On April 30, 2004, the FI Mid Cap Opportunities Portfolio merged into the Janus Mid Cap Portfolio and immediately following the merger, the Janus Mid Cap Portfolio was renamed the FI Mid Cap Opportunities Portfolio. Information shown for the FI Mid Cap Opportunities Sub-Account (formerly Janus Mid Cap Sub-Account) reflects the unit value history of the Janus Mid Cap Sub-Account through the date of the merger.



 (4) Previously, the FI Mid Cap Opportunities Sub-Account. On April 30, 2004, the FI Mid Cap Opportunities Portfolio merged into the Janus Mid Cap Portfolio and immediately following the merger, the Janus Mid Cap Portfolio was renamed the FI Mid Cap Opportunities Portfolio.



 (5) Previously, the Morgan Stanley International Magnum Equity Sub-Account. On December 1, 2000, the Putnam International Stock Portfolio was substituted for the Morgan Stanley International Magnum Equity Series of the New England Zenith Fund, which is no longer available for investment under the Contract. The information shown for the FI International Stock Sub-Account reflects the accumulation unit value history of the Morgan Stanley International Equity Sub-Account through the date of the substitution.



 (6) Effective January 31, 2005, State Street Research Money Market Sub-Account changed its name to BlackRock Money Market Sub-Account; State Street Research Bond Income Sub-Account changed its name to BlackRock Bond Income Sub-Account; State Street Research Diversified Sub-Account changed its name to BlackRock Diversified Sub-Account; State Street Research Large Cap
     Value Sub-Account changed its name to BlackRock

     Large Cap Value Sub-Account; State Street Research Investment Trust Sub-Account changed its name to BlackRock Investment Trust Sub-Account; State Street Research Aurora Sub-Account changed its name to BlackRock Strategic Value Sub-Account; State Street Research Large Cap Growth Sub-Account changed its name to BlackRock Legacy Large Cap Growth Sub-Account and State Street Research Aggressive Growth Sub-Account changed its name to BlackRock Aggressive Growth Sub-Account; and BlackRock Advisors, Inc. replaced State Street Research & Management Company as subadviser.



 (7) Effective May 1, 2005, Scudder Global Equity Sub-Account changed its name to Oppenheimer Global Equity Sub-Account and OppenheimerFunds, Inc. replaced Deutsche Investment Management Americas, Inc. as subadviser.



 (8) On or about April 29, 2005, the Met/Putnam Voyager Portfolio that had been offered as an Eligible Fund up through that date, merged with and into the Jennison Growth Portfolio.



 (9) Effective May 1, 2005, PIMCO PEA Innovation Sub-Account changed its name to RCM Global Technology Sub-Account. Effective January 15, 2005 RCM Capital Management LLC replaced PEA Capital LLC as Adviser (subadviser).



(10) Effective May 1, 2005, Neuberger Berman Partners Mid Cap Value Sub-Account changed its name to Neuberger Berman Mid Cap Value Sub-Account.



(11) Previously, the Janus Growth Sub-Account. On April 28, 2003, the Janus Growth Portfolio merged into the Janus Aggressive Growth Portfolio. Information shown for the Janus Aggressive Growth Sub-Account is based on the May 1, 2001 inception date of the Janus Growth Sub-Account and reflects the accumulation unit value history of the Janus Growth Sub-Account through the date of the merger.

                                   APPENDIX A

                                 CONSUMER TIPS

DOLLAR COST AVERAGING

     Dollar cost averaging allows you to take advantage of long-term stock market results. It does not guarantee a profit or protect against a loss. If you follow a program of dollar cost averaging on a long-term basis and the stock fund selected performs at least as well as the S&P 500 has historically, it is likely although not guaranteed that the price at which shares are surrendered will be higher than the average cost per share.

     Under dollar cost averaging you invest the same amount of money in the same professionally managed fund at regular intervals over a long period of time. Dollar cost averaging keeps you from investing too much when the price of shares is high and too little when the price is low. When the price of shares is low, the money invested buys more shares. When it is high, the money invested buys fewer shares. If you have the ability and desire to maintain this program over a long period of time (for example, 20 years), and the stock fund chosen follows the historical upward market trends, the price at which the shares are sold should be higher than their average cost. The price could be lower, however, if the fund chosen does not follow these historical trends.

     If you are contemplating the use of dollar cost averaging, you should consider your ability to continue the on-going purchases in order to take advantage of periods of low price levels.

DIVERSIFICATION

     Diversifying investment choices can enhance returns, by providing a wider opportunity for safe returns, and reduce risks, by spreading the chance of loss. Holding a single investment requires a safe return because a loss may risk the entire investment. By diversifying, on the other hand, you can more safely take a chance that some investments will under-perform and that others will over-perform. Thus you can potentially earn a better-than-average rate of return on a diversified portfolio than on a single safe investment. This is because, although some of a diversified investment may be totally lost, some of the investment may perform at above-average rates that more than compensate for the loss.

MISCELLANEOUS

    Toll-free telephone service:    --  A recording of daily unit values is available by calling
                                        1-800-333-2501.

                                    --  Fund transfers and changes of future purchase payment
                                        allocations can be made by calling 1-800-435-4117.

    Written Communications:         --  All communications and inquiries regarding address changes, premium payments, billing, fund transfers, surrenders,
                                        maturities and any other processing matters relating to your
                                        Contract should be directed to:

                                          New England Life Insurance Company
                                          c/o Annuity Administrative Office
                                          P.O. Box 14594
                                          Des Moines, IA 50306-3594
                                          Fax: (515) 457-4301

                                   APPENDIX B

                        CONTINGENT DEFERRED SALES CHARGE

     The following example illustrates how the Contingent Deferred Sales Charge would apply if the commuted value of amounts that have been placed under certain payment options is later withdrawn. As described in the prospectus in the section "Contingent Deferred Sales Charge," no Contingent Deferred Sales Charge will apply if at any time more than 30 days from the time we issued your Contract you apply the proceeds to a variable or fixed payment option involving a life contingency or, for a minimum specified period of 15 years, to either the Variable Income for a Specified Number of Years Option or the Variable Income Payments to Age 100 Option, or a comparable fixed option. However, if you later withdraw the commuted value of amounts placed under the variable payment options, we will deduct from the amount you receive a portion of the Contingent Deferred Sales Charge that was waived. Amounts applied to a fixed payment option may not be commuted. We base the waiver on the ratio of: (1) the number of whole months remaining on the date of withdrawal until the date when the Contingent Deferred Sales Charge would expire, to (2) the number of whole months that were remaining when you applied the proceeds to the option, until the date when the Contingent Deferred Sales Charge would expire.

     As an example, assume that you apply $100,000 of Contract Value (net of any premium tax charge and Administration Contract Charge) to the Variable Income for a Specified Number of Years Option for a 20 year period. Assume further that the proceeds are derived from a $30,000 purchase payment made ten years ago, a $30,000 purchase payment made exactly two years ago, and investment earnings, and that the Contingent Deferred Sales Charge waived when you applied the proceeds to the payment option was $1,500. If the Payee surrenders the commuted value of the proceeds under option six months later, the Contingent Deferred Sales Charge would be $1,350 (representing the $1,500 waived at annuitization multiplied by 54/60, where 54 is the number of whole months currently remaining until the Contingent Deferred Sales Charge would expire, and 60 is the number of whole months that remained at the time of annuitization until the Contingent Deferred Sales Charge would expire).

                                   APPENDIX C

                                  PREMIUM TAX

     Premium tax rates are subject to change. At present we pay premium taxes in the following jurisdictions at the rates shown.


                                                   CONTRACTS USED WITH TAX
JURISDICTION                                      QUALIFIED RETIREMENT PLANS   ALL OTHER CONTRACTS
------------                                      --------------------------   -------------------
California                                                   0.50%*                   2.35%
Maine                                                          --                     2.00%
Nevada                                                         --                     3.50%
South Dakota                                                   --                     1.25%
West Virginia                                                1.00%                    1.00%
Wyoming                                                        --                     1.00%


------------

* Contracts sold to Sec.408(a) IRA Trusts are taxed at 2.35%.

See "Premium Tax Charges" in the prospectus for more information about how premium taxes affect your Contract.

                                   APPENDIX D

                              EXCHANGED CONTRACTS

     You may exchange a Fund I, Preference or Zenith Accumulator contract for an American Growth Series Contract (a "new contract"), as long as: (1) your age does not exceed the maximum age at issue for a new contract; (2) the contract value of the old contract (along with any purchase payments submitted with the exchange application) is at least equal to the minimum initial purchase payment for a new contract and; (3) (unless waived by the Company) you meet our underwriting standards. We may waive the minimum initial and subsequent purchase payment amount to correspond to the old contract. As of the date you make the exchange, we will credit the contract value of the old contract as the initial purchase payment to the new contract. We will not deduct any charges, including any CDSC, at the time of exchange. See below for a comparison of the charges under the old contracts and the new contracts. We issue the American Growth Series Contract and MetLife issues the old contracts. Although we are a subsidiary of MetLife, MetLife does not guarantee our obligations.

     The American Growth Series Contract provides an enhanced death benefit, more options under the systematic withdrawal feature than the Zenith Accumulator contract, and access to a variety of investment options that differs from those currently available under the old contracts. For more information, see "Payment on Death Prior to Annuitization," "Systematic Withdrawals," and "Investments of the Variable Account." In addition, the American Growth Series Contract offers a Fixed Account option, which is not available under the Fund I or Preference contracts. For more information, see "The Fixed Account." If a Contract Owner becomes ill or disabled we will waive the Contingent Deferred Sales Charge on an American Growth Series contract (a benefit that is not available under the Zenith Accumulator contract). For more information, see "Waiver of the Contingent Deferred Sales Charge" under "Contingent Deferred Sales Charge." This benefit may not be available in all states.

     If you exchange a Fund I, Preference or Zenith Accumulator contract issued by New England Mutual Life Insurance Company (now MetLife) for an American Growth Series Contract, when we issue the new contract the minimum guaranteed death benefit will be either the death benefit that applied to the old contract on the date of the exchange, or the amount paid into the American Growth Series, whichever is greater. We will recalculate the minimum guaranteed death benefit on each six month interval following the date of the exchange. (See Payment on Death Prior to Annuitization.)

     If you are contemplating an exchange of a Fund I, Preference or Zenith Accumulator contract for an American Growth Series Contract, you should compare all charges (including investment advisory fees) deducted under your existing contract and under the American Growth Series Contract, as well as the investment options offered by each. You should keep in mind that we will treat assets transferred in exchange for an American Growth Series Contract as a purchase payment for purposes of calculating the free withdrawal amount and CDSC (with respect to Zenith Accumulator assets, the surrender charge schedule of the old contract will apply). Also, keep in mind that the American Growth Series Contract may require a higher minimum for any subsequent purchase payments you may wish to make, although we may consent to waive the minimum to correspond to the terms of the old contract.

 CHARGES UNDER CONTRACTS PURCHASED BY EXCHANGING A FUND I, PREFERENCE OR ZENITH
                              ACCUMULATOR CONTRACT

                                                     ASSET-BASED
                                                     (MORTALITY &
                                                     EXPENSE AND
                                                     ADMIN. ASSET   ADMINISTRATION
                             CDSC                      CHARGE)      CONTRACT CHARGE          OTHER
                 -----------------------------      --------------  ---------------  ---------------------
American Growth  7% of purchase payments;               1.40%       $30 (or 2% of    premium tax charge on
  Series (AGS)   declining to 0% after 7 years        (1.65% for    total Contract   purchase payments in
                                                     certain Sub-   Value if less)   South Dakota is paid
                                                      accounts)     -- waiver may    by us and recovered
                                                                       apply         later

Fund I            --none on exchange                     .95%       3% of first $46  premium tax charge
                  --subsequent purchase                             2% of excess     taken from purchase
                    payments will have AGS's CDSC                   (amounts will    payments in South
                                                                    be lower for     Dakota
                                                                    single purchase  --Sales Charge--maximum
                                                                    payment          6%
                                                                    contracts)

Preference        --none on exchange                    1.25%       $30              premium tax charge
                  --subsequent purchase             (mortality and  --no waiver      taken from purchase
                    payments will have AGS's CDSC   expense only;                    payments in South
                                                          no                         Dakota
                                                    Administration
                                                    Asset Charge)

Zenith            --none on exchange                    1.35%       $30              premium tax charge
  Accumulator     --will apply on subsequent         (1.60% for                     taken from purchase
                    withdrawal from AGS using        certain Sub-                    payments in South
                    the time table for Zenith         accounts)                      Dakota
                    Accumulator
                  --10 year, 6.5% (of Contract
                    Value) declining CDSC if
                    you have a Zenith
                    Accumulator Contract
                  --subsequent purchase
                    payments will have AGS's CDSC

                               TABLE OF CONTENTS

                                     OF THE

                      STATEMENT OF ADDITIONAL INFORMATION

                         FOR THE AMERICAN GROWTH SERIES



                                                                 PAGE
                                                                ------
THE COMPANY AND THE VARIABLE ACCOUNT........................      II-3
SERVICES RELATING TO THE VARIABLE ACCOUNT AND THE
  CONTRACTS.................................................      II-3
INVESTMENT ADVICE...........................................      II-3
DISTRIBUTION OF THE CONTRACTS...............................      II-4
CALCULATION OF PERFORMANCE DATA.............................      II-5
CALCULATION OF YIELDS.......................................      II-6
NET INVESTMENT FACTOR.......................................      II-7
ANNUITY PAYMENTS............................................      II-8
HYPOTHETICAL ILLUSTRATIONS OF ANNUITY INCOME PAYOUTS........      II-9
HISTORICAL ILLUSTRATIONS OF ANNUITY INCOME PAYOUTS..........      II-9
THE FIXED ACCOUNT...........................................     II-10
TAX STATUS OF THE CONTRACTS.................................     II-11
EXPERTS.....................................................     II-11
LEGAL MATTERS...............................................     II-12
FINANCIAL STATEMENTS........................................       F-1



     If you would like a copy of any of the following Statements of Additional Information, please check the appropriate box below and mail to:



     New England Securities Corporation


     501 Boylston Street


     Boston, Massachusetts 02116



[ ]   American Growth Series -- New England Variable Annuity Separate Account
[ ]   Metropolitan Series Fund, Inc.
[ ]   Met Investors Series Trust
[ ]   American Funds Insurance Series
[ ]   My current address is:

                                   Name
      -------------------------             --------------------------------------
          Contract Number

                                   Address
                                            --------------------------------------

      -------------------------             --------------------------------------
            Signature                                                          Zip

                             AMERICAN GROWTH SERIES

                     Individual Variable Annuity Contracts

                   Issued By
New England Variable Annuity Separate Account of        Annuity Administrative Office
       New England Life Insurance Company                       P.O. Box 14594
              501 Boylston Street                         Des Moines, IA 50306-3594
                Boston, MA 02116
                 (800) 435-4117


                          SUPPLEMENT DATED MAY 1, 2005
        TO THE PROSPECTUS DATED MAY 1, 2000 (AS ANNUALLY SUPPLEMENTED).



     This supplement updates certain information in the prospectus dated May 1, 2000 (as annually supplemented), describing individual flexible and single purchase payment variable annuity contracts (the "Contracts") funded by New England Variable Annuity Separate Account (the "Variable Account"). You should read and retain this supplement. Certain additional information about the Contracts is contained in a Statement of Additional Information ("SAI") dated May 1, 2005, as it may be supplemented from time to time, which has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. A complete prospectus dated May 1, 2000, and any previous supplements, as well as the Statement of Additional Information, may be obtained free of charge by writing to New England Securities Corporation at 501 Boylston Street, Boston, Massachusetts 02116, telephoning 1-800-356-5015 or visiting our website at www.nef.com.


     NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED THESE CONTRACTS OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     THE SEC MAINTAINS A WEBSITE THAT CONTAINS THE SAI, MATERIAL INCORPORATED BY REFERENCE, AND OTHER INFORMATION REGARDING REGISTRANTS THAT FILE ELECTRONICALLY WITH THE SEC. THE ADDRESS OF THE SITE IS HTTP://WWW.SEC.GOV.

     THE ELIGIBLE FUND PROSPECTUSES ARE ATTACHED. PLEASE READ THEM AND KEEP THEM FOR REFERENCE.

     WE DO NOT GUARANTEE HOW ANY OF THE SUB-ACCOUNTS OR ELIGIBLE FUNDS WILL PERFORM. THE CONTRACTS AND ELIGIBLE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY.

                                   HIGHLIGHTS

NON-NATURAL PERSONS AS OWNERS

     If the owner of a non-qualified annuity contract is not a natural person (e.g., a corporation, partnership or certain trusts) gains under the contract are generally not eligible for tax deferral.

STATE VARIATIONS

     Contracts issued in your state may provide different features and benefits from, and impose different costs than, those described in this supplement. This supplement updates certain information in the prospectus. Your actual Contract and any endorsements are the controlling documents. If you would like to review a copy of the Contract and endorsements, contact our Annuity Administrative Office.

     We offer other variable annuity contracts that have different death benefits, contract features, fund selections, and optional programs. However, these other contracts also have different charges that would affect your subaccount performance and contract values. To obtain more information about these other contracts, contact our Annuity Administrative Office or your registered representative.

                                 EXPENSE TABLE

     The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between Eligible Fund options. State premium taxes may also be deducted.

CONTRACT OWNER TRANSACTION EXPENSES
          Sales Charge Imposed on Purchase Payments.........         None
          Contingent Deferred Sales Charge (as a percentage
           of each purchase payment)........................          7%
                                                                   declining
                                                                  annually --
                                                                 see Note (1)
          Transfer Fee(2)...................................          $0

NOTES:

(1) The Contingent Deferred Sales Charge is a declining percentage of each purchase payment, as follows:

    NUMBER OF COMPLETE YEARS
FROM RECEIPT OF PURCHASE PAYMENT                    CHARGE
--------------------------------                    ------
                0                                     7%
                1                                     6%
                2                                     5%
                3                                     4%
                4                                     3%
                5                                     2%
                6                                     1%
                7 and thereafter                      0%

(2) We reserve the right to limit the number and amount of transfers and impose a transfer fee.

     The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Eligible Fund fees and expenses.

ANNUAL CONTRACT FEE
          Administration Contract Charge(1).................   $30
VARIABLE ACCOUNT ANNUAL EXPENSES
(as a percentage of average daily net assets in the
  sub-accounts)


                                                                AMERICAN FUNDS GROWTH
                                                             SUB-ACCOUNT, AMERICAN FUNDS
                                                            GROWTH-INCOME SUB-ACCOUNT AND
                                                                AMERICAN FUNDS GLOBAL          ALL OTHER
                                                           SMALL CAPITALIZATION SUB-ACCOUNT   SUB-ACCOUNTS
                                                           --------------------------------   ------------
          Mortality and Expense Risk Charge..............               1.55%                    1.30%
          Administration Asset Charge....................                .10%                     .10%
                                                                        -----                    -----
                    Total Variable Account Annual
                      Expenses...........................               1.65%                    1.40%


NOTE:

(1)  The Administration Contract Charge is not imposed after annuitization.

     The next item shows the minimum and maximum total operating expenses charged by the Eligible Funds that you may pay periodically during the time that you own the Contract. More detail concerning each Eligible Fund's fees and expenses is contained below and in the prospectus for each Eligible Fund.

RANGE OF ELIGIBLE FUNDS OPERATING EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)


                                                              MINIMUM   MAXIMUM
                                                              -------   -------
Total Annual Eligible Fund Operating Expenses

(expenses that are deducted from Eligible Fund assets,
including management fees, distribution (12b-1) fees, and
other expenses).............................................    .42%     1.40%



                                                              MINIMUM   MAXIMUM
                                                              -------   -------
Net Total Annual Eligible Fund Operating Expenses(1)

(expenses that are deducted from Eligible Fund assets,
including management fees, distribution (12b-1) fees, and
other expenses after any applicable contractual waiver or
reimbursement arrangement)..................................    .41%     1.40%


NOTE:


(1) The range of Net Total Annual Eligible Fund Operating Expenses takes into account contractual arrangements for certain Eligible Funds that require the investment adviser to reimburse or waive Eligible Fund operating expenses until April 30, 2006, as described in more detail below.



     The following table shows the annual operating expenses for each Eligible Fund for the year ended December 31, 2004, before and after any applicable contractual expense subsidy or expense deferral arrangement (anticipated expenses for 2005 for the MetLife Conservative Allocation, the MetLife Conservative to Moderate Allocation, the MetLife Moderate Allocation, the MetLife Moderate to Aggressive Allocation, and the MetLife Aggressive Allocation Portfolios):


ANNUAL ELIGIBLE FUND OPERATING EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)(1)


                                                                             GROSS     CONTRACTUAL    NET TOTAL
                                                     12b-1                   TOTAL       EXPENSE     CONTRACTUAL
                                     MANAGEMENT   DISTRIBUTION    OTHER      ANNUAL    SUBSIDY OR       ANNUAL
                                        FEES        FEES(2)      EXPENSES   EXPENSES    DEFERRAL     EXPENSES(3)
                                     ----------   ------------   --------   --------   -----------   ------------
METROPOLITAN SERIES FUND, INC.
  ("METROPOLITAN FUND")(4)
BlackRock Money Market
  Portfolio(5).....................     .35%            0%         .07%       .42%         .01%          .41%
Salomon Brothers U.S. Government
  Portfolio........................     .55%            0%         .09%       .64%           0%          .64%

                                                                             GROSS     CONTRACTUAL    NET TOTAL
                                                     12b-1                   TOTAL       EXPENSE     CONTRACTUAL
                                     MANAGEMENT   DISTRIBUTION    OTHER      ANNUAL    SUBSIDY OR       ANNUAL
                                        FEES        FEES(2)      EXPENSES   EXPENSES    DEFERRAL     EXPENSES(3)
                                     ----------   ------------   --------   --------   -----------   ------------
BlackRock Bond Income
  Portfolio(5).....................     .40%            0%         .06%       .46%           0%          .46%
Lehman Brothers Aggregate Bond
  Index Portfolio(5)...............     .25%          .25%         .07%       .57%         .01%          .56%
Salomon Brothers Strategic Bond
  Opportunities Portfolio..........     .65%            0%         .12%       .77%           0%          .77%
BlackRock Diversified Portfolio....     .44%          .25%         .06%       .75%           0%          .75%
MFS Total Return Portfolio.........     .50%          .15%         .14%       .79%           0%          .79%
BlackRock Large Cap Value
  Portfolio(5).....................     .70%          .15%         .23%      1.08%           0%         1.08%
Davis Venture Value Portfolio......     .72%            0%         .06%       .78%           0%          .78%
FI Value Leaders Portfolio.........     .66%            0%         .08%       .74%           0%          .74%
Harris Oakmark Large Cap Value
  Portfolio........................     .73%          .15%         .06%       .94%           0%          .94%
Harris Oakmark Focused Value
  Portfolio........................     .73%            0%         .05%       .78%           0%          .78%
Neuberger Berman Mid Cap Value
  Portfolio........................     .68%          .25%         .08%      1.01%           0%         1.01%
BlackRock Investment Trust
  Portfolio........................     .49%          .25%         .05%       .79%           0%          .79%
MetLife Stock Index Portfolio(5)...     .25%          .25%         .05%       .55%         .01%          .54%
MFS Investors Trust Portfolio(5)...     .75%            0%         .22%       .97%           0%          .97%
BlackRock Strategic Value
  Portfolio........................     .83%            0%         .06%       .89%           0%          .89%
FI Mid Cap Opportunities
  Portfolio........................     .68%          .25%         .07%      1.00%           0%         1.00%
MetLife Mid Cap Stock Index
  Portfolio(5).....................     .25%          .25%         .10%       .60%         .01%          .59%
FI International Stock Portfolio...     .86%            0%         .22%      1.08%           0%         1.08%
Morgan Stanley EAFE Index
  Portfolio........................     .30%          .25%         .29%       .84%         .01%          .83%
Oppenheimer Global Equity
  Portfolio........................     .62%          .25%         .19%      1.06%           0%         1.06%
BlackRock Legacy Large Cap Growth
  Portfolio........................     .74%            0%         .06%       .80%           0%          .80%
Jennison Growth Portfolio..........     .65%            0%         .06%       .71%           0%          .71%
T. Rowe Price Large Cap Growth
  Portfolio(5).....................     .62%          .25%         .12%       .99%           0%          .99%
Loomis Sayles Small Cap
  Portfolio(5).....................     .90%            0%         .08%       .98%         .05%          .93%
Russell 2000 Index Portfolio(5)....     .25%          .25%         .12%       .62%         .01%          .61%
BlackRock Aggressive Growth
  Portfolio........................     .73%          .25%         .06%      1.04%           0%         1.04%
Franklin Templeton Small Cap Growth
  Portfolio(5).....................     .90%          .25%         .25%      1.40%           0%         1.40%
T. Rowe Price Small Cap Growth
  Portfolio........................     .52%          .25%         .08%       .85%           0%          .85%
MET INVESTORS SERIES TRUST(4)
PIMCO Total Return Portfolio.......     .50%          .25%         .06%       .81%           0%          .81%
Lord Abbett Bond Debenture
  Portfolio........................     .52%          .25%         .06%       .83%           0%          .83%
Neuberger Berman Real Estate
  Portfolio(6).....................     .70%          .25%         .03%       .98%           0%          .98%
Met/AIM Mid Cap Core Equity
  Portfolio(6)(7)..................     .73%          .25%         .10%      1.08%           0%         1.08%
Harris Oakmark International
  Portfolio(6)(7)..................     .84%          .15%         .15%      1.14%           0%         1.14%
MFS Research International
  Portfolio(6)(7)..................     .77%          .25%         .30%      1.32%         .07%         1.25%
Janus Aggressive Growth
  Portfolio(6)(7)..................     .68%          .25%         .14%      1.07%           0%         1.07%
Oppenheimer Capital Appreciation
  Portfolio(6)(7)..................     .60%          .25%         .10%       .95%           0%          .95%
T. Rowe Price Mid-Cap Growth
  Portfolio(6)(7)..................     .75%          .25%         .16%      1.16%         .01%         1.15%
Met/AIM Small Cap Growth
  Portfolio(6)(7)..................     .90%          .25%         .14%      1.29%           0%         1.29%
RCM Global Technology
  Portfolio(6).....................     .90%          .25%         .01%      1.16%           0%         1.16%

                                                                             GROSS     CONTRACTUAL    NET TOTAL
                                                     12B-1                   TOTAL       EXPENSE     CONTRACTUAL
                                     MANAGEMENT   DISTRIBUTION    OTHER      ANNUAL    SUBSIDY OR       ANNUAL
                                        FEES        FEES(2)      EXPENSES   EXPENSES    DEFERRAL     EXPENSES(3)
                                     ----------   ------------   --------   --------   -----------   ------------
AMERICAN FUNDS INSURANCE SERIES(4)
American Funds Growth-Income
  Fund.............................     .29%          .25%         .02%       .56%           0%          .56%
American Funds Growth Fund.........     .35%          .25%         .01%       .61%           0%          .61%
American Funds Global Small
  Capitalization Fund..............     .77%          .25%         .04%      1.06%           0%         1.06%



                                                                                                                     NET TOTAL
                                                                                                                      ANNUAL
                                                                                                                     PORTFOLIO
                                                                                                                     EXPENSES
                                                                                                                     INCLUDING
                                                                              GROSS     CONTRACTUAL    NET TOTAL     ESTIMATED
                                                      12B-1                   TOTAL       EXPENSE     CONTRACTUAL   EXPENSES OF
                                      MANAGEMENT   DISTRIBUTION    OTHER      ANNUAL    SUBSIDY OR      ANNUAL      UNDERLYING
                                         FEES        FEES(2)      EXPENSES   EXPENSES    DEFERRAL     EXPENSES(3)   PORTFOLIOS
                                      ----------   ------------   --------   --------   -----------   -----------   -----------
METROPOLITAN FUND-ASSET ALLOCATION
  PORTFOLIOS(4)
MetLife Conservative Allocation
  Portfolio Class B(5)(8)...........     .10%          .25%         .25%       .60%          .25%         .35%         1.00%
MetLife Conservative to Moderate
  Allocation Portfolio Class
  B(5)(8)...........................     .10%          .25%         .08%       .43%          .08%         .35%         1.02%
MetLife Moderate Allocation
  Portfolio Class B(5)(8)...........     .10%          .25%         .05%       .40%          .05%         .35%         1.04%
MetLife Moderate to Aggressive
  Allocation Portfolio Class
  B(5)(8)...........................     .10%          .25%         .06%       .41%          .06%         .35%         1.07%
MetLife Aggressive Allocation
  Portfolio Class B(5)(8)...........     .10%          .25%         .19%       .54%          .19%         .35%         1.09%



NOTES:



(1) The Eligible Fund expenses used to prepare this table were provided to us by the Eligible Funds. We have not independently verified such information. The expenses shown are those incurred for the year ended December 31, 2004 or estimated for 2005. Current or future expenses may be greater or less than those shown.



(2) The Metropolitan Fund, Met Investors Series Trust, and American Funds Insurance Series have each adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. The Distribution Plan is described in more detail in the relevant Fund's prospectus.



(3) Net Total Contractual Annual Expenses do not reflect any expense reductions resulting from directed brokerage arrangements.



(4) Our affiliate, MetLife Advisers, LLC ("MetLife Advisers"), is the investment manager for the Portfolios of the Metropolitan Fund including the Metropolitan Fund -- Asset Allocation Portfolios. Our affiliate, Met Investors Advisory LLC ("Met Investors Advisory") is the manager of the Portfolios of the Met Investors Series Trust. Capital Research and Management Company is the investment adviser of the American Funds Insurance Series.



(5) MetLife Advisers and the Metropolitan Fund have entered into an Expense Agreement under which MetLife Advisers will waive management fees and/or pay expenses (other than brokerage costs, interest, taxes or extraordinary expenses) of certain Portfolios so that total annual expenses of these Portfolios will not exceed, at any time prior to April 30, 2006, the following percentages: 1.40% for the Franklin Templeton Small Cap Growth Portfolio; 1.10% for the BlackRock Large Cap Value Portfolio; 1.00% for the MFS Investors Trust Portfolio; .35% for the MetLife Conservative Allocation Portfolio; .35% for the MetLife Conservative to Moderate Allocation Portfolio; .35% for the MetLife Moderate Allocation Portfolio; .35% for the MetLife Moderate to Aggressive Allocation Portfolio; and .35% for the MetLife Aggressive Allocation Portfolio. Under the agreement, if certain conditions are met, MetLife Advisers may be reimbursed for fees waived and expenses paid with respect to the Franklin Templeton Small Cap Growth Portfolio, BlackRock Large Cap Value Portfolio and MFS Investors Trust Portfolio if, in the future, actual expenses of these portfolios are less than these expense limits. MetLife Advisers has contractually agreed, until at least April 30, 2006, to reduce the Management Fee by the following percentages: .05% on all assets for the Loomis Sayles Small Cap Portfolio; .006% on all assets for the Lehman Brothers Aggregate Bond Index Portfolio; .007% on all assets for the MetLife Stock Index Portfolio; .007% on all assets for the MetLife Mid Cap Stock Index Portfolio; .007% on all assets for the Russell 2000 Index Portfolio; .007% on all assets for the Morgan Stanley EAFE Index Portfolio; .025% on assets in excess of $1 billion and less than $2 billion for the BlackRock Bond Income Portfolio; .005% on the first $500 million of assets and .015% on the next $500 million of assets for the BlackRock Money Market Portfolio; and .015% on the first $50 million of assets for the T. Rowe Price Large Cap Growth Portfolio.



(6) Met Investors Advisory and Met Investors Series Trust have entered into an Expense Limitation Agreement under which Met Investors Advisory has agreed to waive or limit its fees and to assume other expenses so that the total annual expenses of each Portfolio (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses) will not exceed, at any time prior to April 30, 2006, the following percentages: 1.15% for the Neuberger Berman Real Estate Portfolio; 1.15% for the Met/AIM Mid Cap Core Equity Portfolio; 1.30% for the Met/AIM Small Cap Growth Portfolio; 1.15% for the T. Rowe Price Mid-Cap Growth Portfolio; 1.35% for the RCM Global Technology Portfolio; 1.25% for the MFS Research International Portfolio; 1.00% for the Oppenheimer Capital Appreciation Portfolio; 1.25% for the Harris Oakmark International Portfolio and 1.15% for the Janus Aggressive Growth Portfolio. Net Total Contractual Annual Expenses for the following Portfolios have been restated to reflect the terms of the Expense Limitation Agreement that became effective May 1, 2005: T. Rowe Price Mid-Cap Growth Portfolio and MFS Research International Portfolio. Under certain circumstances, any fees waived or expenses reimbursed by the investment manager may be repaid to the investment manager if, in the future, actual expenses of these Portfolios are less than these expense limits.



(7) Certain amounts were recouped by the investment manager during 2004. These amounts are reflected in Other Expenses and per Portfolio are: 04% for the Oppenheimer Capital Appreciation Portfolio .05% for the Met/AIM Mid Cap Core Equity Portfolio; .14% for the MFS Research International Portfolio; .06% for the Met/AIM Small Cap Growth Portfolio; .07% for the Janus Aggressive Growth Portfolio; .09% for the T. Rowe Price Mid-Cap Growth Portfolio and .02% for the Harris Oakmark International Portfolio.



(8) The MetLife Conservative Allocation, MetLife Conservative to Moderate Allocation, MetLife Moderate Allocation, MetLife Moderate to Aggressive Allocation and the MetLife Aggressive Allocation Portfolios (the "Asset Allocation Portfolios") are each "funds of funds" that invest substantially all of their respective assets in Class A shares of various other underlying portfolios. Each Asset Allocation Portfolio will have its own expenses and will also bear its pro rata portion of the operating expenses of the underlying portfolios in which the Asset Allocation Portfolio invests, including the management fee. The Asset Allocation Portfolios will begin operations on or about May 1, 2005. The estimated expenses of the underlying portfolios (after applicable expense limitations) are .65% for the MetLife Conservative Allocation Portfolio, .67% for the MetLife Conservative to Moderate Allocation Portfolio, .69% for the MetLife Moderate Allocation Portfolio, .72% for the MetLife Moderate to Aggressive Allocation Portfolio, and .74% for the MetLife Aggressive Allocation Portfolio. The estimated Total Contractual Annual Expenses of the Asset Allocation Portfolios, including the weighted average of the total operating expenses of the underlying portfolios (before applicable expense limitations) are: 1.25% for the MetLife Conservative Allocation Portfolio, 1.10% for the MetLife Conservative to Moderate Allocation Portfolio, 1.10% for the MetLife Moderate Allocation Portfolio, 1.13% for the MetLife Moderate to Aggressive Allocation Portfolio, and 1.29% for the MetLife Aggressive Allocation Portfolio. Contract Owners may be able to realize lower aggregate expenses by investing directly in the underlying portfolios instead of the Asset Allocation Portfolios. A Contract Owner who chooses to invest directly in the underlying portfolios would not, however, receive the asset allocation services provided by MetLife Advisers.


EXAMPLE

     The Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses, and Eligible Fund fees and expenses.(1)

     The Example assumes that you invest $10,000 in a Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the (a) maximum and (b) minimum fees and expenses of any of the Eligible Funds (before reimbursement and/or waiver). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

     (1) If you surrender your Contract or annuitize under a period certain option for a specified period of less than 15 years (with applicable contingent deferred sales charges deducted) at the end of the applicable time period:


                                              1 YEAR     3 YEARS     5 YEARS    10 YEARS
                                              -------   ---------   ---------   ---------
(a).........................................  $933.18   $1,363.67   $1,803.99   $3,169.13
(b).........................................  $842.15   $1,084.11   $1,314.10   $2,192.27


     (2) If you do not surrender your Contract or if you annuitize under a life contingency option or under a period certain option for a minimum specified period of 15 years (no contingent deferred sales charges would be deducted(2)):


                                                1 YEAR    3 YEARS    5 YEARS    10 YEARS
                                                -------   -------   ---------   ---------
(a)...........................................  $288.90   $884.50   $1,504.64   $3,169.13
(b)...........................................  $190.84   $590.13   $1,014.10   $2,192.27


     PLEASE REMEMBER THAT THE EXAMPLES ARE SIMPLY ILLUSTRATIONS AND DO NOT REFLECT PAST OR FUTURE EXPENSES. Your actual expenses may be higher or lower than those reflected in the examples depending on the features you choose. Similarly your rate of return may be more or less than the 5% assumed in the examples.

---------------
NOTES:


(1) The Example does not reflect transfer fees or premium taxes (which may range up to 3.5%, depending on the jurisdiction). In these examples, the average Administration Contract Charge of .062% has been used. (See Note (1) to the first table on p. A-3.)


(2) If you subsequently withdraw the commuted value of amounts placed under any of these options, we will deduct from the amount you receive a portion of the Contingent Deferred Sales Charge amount that would have been deducted when you originally applied the Contract proceeds to the option. (See "Contingent Deferred Sales Charge" and "Annuity Options" for more information.)
--------------------------------------------------------------------------------

Condensed financial information containing the Accumulation Unit Value history appears at the end of this prospectus (p. 28).

                                  THE COMPANY


     We were organized as a stock life insurance company in Delaware in 1980 and are authorized to operate in all states, the District of Columbia and Puerto Rico. Formerly, we were a wholly-owned subsidiary of New England Mutual Life Insurance Company ("New England Mutual"). On August 30, 1996, New England Mutual merged into Metropolitan Life Insurance Company ("MetLife"), an insurance company whose principle office is One Madison Avenue, New York, NY 10010. MetLife is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. MetLife then became the parent of New England Variable Life Insurance Company which changed its name to "New England Life Insurance Company," (the "Company") and changed its domicile from the State of Delaware to the Commonwealth of Massachusetts. The Company is located at 501 Boylston Street, Boston, Massachusetts 02116.


     We are a member of the Insurance Marketplace Standards Association ("IMSA"), and as such may include the IMSA logo and information about IMSA membership in our advertisements. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

                              THE VARIABLE ACCOUNT

     We established a separate investment account, New England Variable Annuity Separate Account (the "Variable Account"), under Delaware law on July 1, 1994, to hold the assets backing the Contracts. When the Company changed its domicile to Massachusetts on August 30, 1996 the Variable Account became subject to Massachusetts law. The Variable Account is registered as a unit investment trust under the Investment Company Act of 1940. The Variable Account may be used to support other variable annuity contracts besides the Contracts. The other contracts may have different charges, and provide different benefits.

     The assets of the Variable Account equal to its reserves and other contract liabilities are not available to meet the claims of the Company's general creditors. The income and realized and unrealized capital gains or losses of the Variable Account are credited to or charged against the Variable Account and not to other income, gains or losses of the Company. All obligations arising under the Contracts are, however, general corporate obligations of the Company.

     We allocate your purchase payments to the sub-accounts that you elect. If you allocate purchase payments to the Variable Account, the value of Accumulation Units credited to your Contract and the amount of the variable annuity payments depend on the investment experience of the Eligible Fund (a mutual fund) in which your selected sub-accounts invests. We do not guarantee the investment performance of the Variable Account. You bear the full investment risk for all amounts allocated to the Variable Account.

                      INVESTMENTS OF THE VARIABLE ACCOUNT

     We will allocate your purchase payments to the sub-accounts investing in one or more of the Eligible Funds you chose, which we list below. No sales charge will apply at the time you make your payment. You may change your selection of Eligible Funds for future purchase payments at any time free of charge. (See "Requests and Elections.") You can transfer to or from any Eligible Fund, subject to certain conditions. (See "Transfer Privilege.") You may allocate your Contract Value among no more than twenty Accounts (including the Fixed Account) at any one time. We reserve the right to add or remove Eligible Funds from time to time. See "Substitution of Investments."

     Certain Eligible Funds have investment objectives and policies similar to other funds that may be managed by the same sub-adviser. The performance of the Eligible Funds, however, may be higher or lower than the other funds. We make no representation that the investment results of any of the Eligible Funds will be comparable to the investment results of any other fund, even if the other fund has the same sub-adviser.

     You will find complete information about the Eligible Funds, including the risks associated with each, in the accompanying prospectuses. They should be read along with this prospectus.

     BLACKROCK MONEY MARKET PORTFOLIO (FORMERLY STATE STREET RESEARCH MONEY MARKET PORTFOLIO)



     The BlackRock Money Market Portfolio's investment objective is a high level of current income consistent with preservation of capital. An investment in the BlackRock Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the BlackRock Money Market Portfolio seeks to preserve the value of your investment at $100 per share, it is possible to lose money by investing in the BlackRock Money Market Portfolio.



     During extended periods of low interest rates, the yields of the subaccount investing in the BlackRock Money Market Portfolio may become extremely low and possibly negative.



     SALOMON BROTHERS U.S. GOVERNMENT PORTFOLIO CLASS B



     The Salomon Brothers U.S. Government Portfolio's investment objective is to maximize total return consistent with preservation of capital and maintenance of liquidity.



     BLACKROCK BOND INCOME PORTFOLIO (FORMERLY STATE STREET RESEARCH BOND INCOME PORTFOLIO)



     The BlackRock Bond Income Portfolio's investment objective is a competitive total return primarily from investing in fixed-income securities.



     LEHMAN BROTHERS AGGREGATE BOND INDEX PORTFOLIO



     The Lehman Brothers Aggregate Bond Index Portfolio's investment objective is to equal the performance of the Lehman Brothers Aggregate Bond Index.



     SALOMON BROTHERS STRATEGIC BOND OPPORTUNITIES PORTFOLIO CLASS B



     The Salomon Brothers Strategic Bond Opportunities Portfolio's investment objective is to maximize total return consistent with preservation of capital.



     BLACKROCK DIVERSIFIED PORTFOLIO (FORMERLY STATE STREET RESEARCH DIVERSIFIED PORTFOLIO)



     The BlackRock Diversified Portfolio's investment objective is high total return while attempting to limit investment risk and preserve capital.



     MFS TOTAL RETURN PORTFOLIO



     The MFS Total Return Portfolio's investment objective is a favorable total return through investment in a diversified portfolio.



     BLACKROCK LARGE CAP VALUE PORTFOLIO CLASS B (FORMERLY STATE STREET RESEARCH LARGE CAP VALUE PORTFOLIO)



     The BlackRock Large Cap Value Portfolio's investment objective is long-term growth of capital.



     DAVIS VENTURE VALUE PORTFOLIO CLASS B



     The Davis Venture Value Portfolio's investment objective is growth of capital.



     FI VALUE LEADERS PORTFOLIO CLASS B



     The FI Value Leaders Portfolio's investment objective is long-term growth of capital.



     HARRIS OAKMARK LARGE CAP VALUE PORTFOLIO CLASS B



     The Harris Oakmark Large Cap Value Portfolio's investment objective is long-term capital appreciation.



     HARRIS OAKMARK FOCUSED VALUE PORTFOLIO CLASS B



     The Harris Oakmark Focused Value Portfolio's investment objective is long-term capital appreciation.

     NEUBERGER BERMAN MID CAP VALUE PORTFOLIO (FORMERLY NEUBERGER BERMAN PARTNERS MID CAP VALUE PORTFOLIO)



     The Neuberger Berman Mid Cap Value Portfolio's investment objective is capital growth.



     BLACKROCK INVESTMENT TRUST PORTFOLIO (FORMERLY STATE STREET RESEARCH INVESTMENT TRUST PORTFOLIO)



     The BlackRock Investment Trust Portfolio's investment objective is long-term growth of capital and income.



     METLIFE STOCK INDEX PORTFOLIO



     The MetLife Stock Index Portfolio's investment objective is to equal the performance of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index").



     MFS INVESTORS TRUST PORTFOLIO CLASS B



     The MFS Investors Trust Portfolio's investment objective is long-term growth of capital with a secondary objective to seek reasonable current income.



     BLACKROCK STRATEGIC VALUE PORTFOLIO CLASS B (FORMERLY STATE STREET RESEARCH AURORA PORTFOLIO)



     The BlackRock Strategic Value Portfolio's investment objective is high total return, consisting principally of capital appreciation.



     FI MID CAP OPPORTUNITIES PORTFOLIO



     The FI Mid Cap Opportunities Portfolio's investment objective is long-term growth of capital.



     METLIFE MID CAP STOCK INDEX PORTFOLIO



     The MetLife Mid Cap Stock Index Portfolio's investment objective is to equal the performance of the Standard & Poor's MidCap 400 Composite Stock Price Index ("S&P MidCap 400 Index").



     FI INTERNATIONAL STOCK PORTFOLIO CLASS B



     The FI International Stock Portfolio's investment objective is long-term growth of capital.



     MORGAN STANLEY EAFE INDEX PORTFOLIO



     The Morgan Stanley EAFE Index Portfolio's investment objective is to equal the performance of the MSCI EAFE(R) Index ("Morgan Stanley Capital International Europe Australasia Far East Index").



     OPPENHEIMER GLOBAL EQUITY PORTFOLIO (FORMERLY SCUDDER GLOBAL EQUITY PORTFOLIO)



     The Oppenheimer Global Equity Portfolio's investment objective is capital appreciation.



     BLACKROCK LEGACY LARGE CAP GROWTH CLASS B (FORMERLY STATE STREET RESEARCH LARGE CAP GROWTH PORTFOLIO)



     The BlackRock Legacy Large Cap Growth Portfolio's investment objective is long-term growth of capital.



     JENNISON GROWTH PORTFOLIO CLASS B (FORMERLY MET/PUTNAM VOYAGER PORTFOLIO)



     The Jennison Growth Portfolio's investment objective is to seek long-term growth of capital.



     T. ROWE PRICE LARGE CAP GROWTH PORTFOLIO



     The T. Rowe Price Large Cap Growth Portfolio's investment objective is long-term growth of capital and, secondarily, dividend income.



     LOOMIS SAYLES SMALL CAP PORTFOLIO CLASS B



     The Loomis Sayles Small Cap Portfolio's investment objective is long-term capital growth from investments in common stocks or other equity securities.

     RUSSELL 2000 INDEX PORTFOLIO



     The Russell 2000 Index Portfolio's investment objective is to equal the return of the Russell 2000 Index.



     BLACKROCK AGGRESSIVE GROWTH PORTFOLIO (FORMERLY STATE STREET RESEARCH AGGRESSIVE GROWTH PORTFOLIO)



     The BlackRock Aggressive Growth Portfolio's investment objective is maximum capital appreciation.



     FRANKLIN TEMPLETON SMALL CAP GROWTH PORTFOLIO



     The Franklin Templeton Small Cap Growth Portfolio's investment objective is long-term capital growth.



     T. ROWE PRICE SMALL CAP GROWTH PORTFOLIO



     The T. Rowe Price Small Cap Growth Portfolio's investment objective is long-term capital growth.



     PIMCO TOTAL RETURN PORTFOLIO



     The PIMCO Total Return Portfolio's investment objective is to seek maximum total return, consistent with the preservation of capital and prudent investment management.



     LORD ABBETT BOND DEBENTURE PORTFOLIO



     The Lord Abbett Bond Debenture Portfolio's investment objective is to provide high current income and the opportunity for capital appreciation to produce a high total return.



     NEUBERGER BERMAN REAL ESTATE PORTFOLIO



     The Neuberger Berman Real Estate Portfolio's investment objective is to provide total return through investment in real estate securities, emphasizing both capital appreciation and current income.



     MET/AIM MID CAP CORE EQUITY PORTFOLIO



     The Met/AIM Mid Cap Core Equity Portfolio's investment objective is long-term growth of capital.



     HARRIS OAKMARK INTERNATIONAL PORTFOLIO CLASS E



     The Harris Oakmark International Portfolio's investment objective is to seek long-term capital appreciation.



     MFS RESEARCH INTERNATIONAL PORTFOLIO



     The MFS Research International Portfolio's investment objective is capital appreciation.



     JANUS AGGRESSIVE GROWTH PORTFOLIO



     The Janus Aggressive Growth Portfolio's investment objective is to seek long-term growth of capital.



     OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO



     The Oppenheimer Capital Appreciation Portfolio's investment objective is capital appreciation.



     T. ROWE PRICE MID-CAP GROWTH PORTFOLIO



     The T. Rowe Price Mid-Cap Growth Portfolio's investment objective is long-term growth of capital.



     MET/AIM SMALL CAP GROWTH PORTFOLIO



     The Met/AIM Small Cap Growth Portfolio's investment objective is long-term growth of capital.



     RCM GLOBAL TECHNOLOGY PORTFOLIO (FORMERLY PIMCO PEA INNOVATION PORTFOLIO)



     The RCM Global Technology Portfolio's investment objective is to seek capital appreciation; no consideration is given to income.

     AMERICAN FUNDS GROWTH-INCOME FUND



     The American Funds Growth-Income Fund's investment objective is to seek capital appreciation and income.



     AMERICAN FUNDS GROWTH FUND



     The American Funds Growth Fund's investment objective is to seek capital appreciation through stocks.



     AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND



     The American Funds Global Small Capitalization Fund's investment objective is to seek capital appreciation through stocks.



     METLIFE CONSERVATIVE ALLOCATION PORTFOLIO



     The MetLife Conservative Allocation Portfolio's investment objective is a high level of current income, with growth of capital as a secondary objective.



     METLIFE CONSERVATIVE TO MODERATE ALLOCATION PORTFOLIO



     MetLife Conservative to Moderate Allocation Portfolio's investment objective is a high total return in the form of income and growth of capital, with a greater emphasis on income.



     METLIFE MODERATE ALLOCATION PORTFOLIO



     MetLife Moderate Allocation Portfolio's investment objective is to balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.



     METLIFE MODERATE TO AGGRESSIVE ALLOCATION PORTFOLIO



     MetLife Moderate to Aggressive Allocation Portfolio's investment objective is growth of capital.



     METLIFE AGGRESSIVE ALLOCATION PORTFOLIO



     MetLife Aggressive Allocation Portfolio's investment objective is growth of capital.



INVESTMENT ADVICE



     MetLife Advisers, an affiliate of the Company, serves as Investment Adviser for each Portfolio of the Metropolitan Fund. The chart below shows the Subadviser of each Portfolio. MetLife Advisers oversees and recommends the hiring or replacement of its Subadvisers and is ultimately responsible for the investment performance of these Eligible Funds. Each Subadviser is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940.



PORTFOLIO                                                      SUBADVISER
---------                                                      ----------
BlackRock Money Market(2)..................................    BlackRock Advisors, Inc.(1)
Salomon Brothers U.S. Government...........................    Salomon Brothers Asset Management Inc
BlackRock Bond Income(2)...................................    BlackRock Advisors, Inc.(1)
Lehman Brothers Aggregate Bond Index.......................    Metropolitan Life Insurance Company
Salomon Brothers Strategic Bond Opportunities(3)...........    Salomon Brothers Asset Management Inc
BlackRock Diversified(2)...................................    BlackRock Advisors, Inc.(1)
MFS Total Return...........................................    Massachusetts Financial Services Company
BlackRock Large Cap Value(2)...............................    BlackRock Advisors, Inc.(1)
Davis Venture Value........................................    Davis Selected Advisers, L.P.(4)
FI Value Leaders...........................................    Fidelity Management & Research Company
Harris Oakmark Large Cap Value.............................    Harris Associates L.P.
Harris Oakmark Focused Value...............................    Harris Associates L.P.
Neuberger Berman Mid Cap Value(5)..........................    Neuberger Berman Management Inc.
BlackRock Investment Trust(2)..............................    BlackRock Advisors, Inc.(1)
MetLife Stock Index........................................    Metropolitan Life Insurance Company

PORTFOLIO                                                      SUBADVISER
---------                                                      ----------
MFS Investors Trust........................................    Massachusetts Financial Services Company
BlackRock Strategic Value(2)...............................    BlackRock Advisors, Inc.(1)
FI Mid Cap Opportunities...................................    Fidelity Management & Research Company
MetLife Mid Cap Stock Index................................    Metropolitan Life Insurance Company
FI International Stock.....................................    Fidelity Management & Research Company
Morgan Stanley EAFE Index..................................    Metropolitan Life Insurance Company
Oppenheimer Global Equity(6)...............................    OppenheimerFunds, Inc.(5)
BlackRock Legacy Large Cap Growth(2).......................    BlackRock Advisors, Inc.(1)
Jennison Growth(7).........................................    Jennison Associates LLC
T. Rowe Price Large Cap Growth.............................    T. Rowe Price Associates, Inc.
Loomis Sayles Small Cap....................................    Loomis, Sayles & Company, L.P.
Russell 2000 Index.........................................    Metropolitan Life Insurance Company
BlackRock Aggressive Growth(2).............................    BlackRock Advisors, Inc.(1)
Franklin Templeton Small Cap Growth........................    Franklin Advisers, Inc.
T. Rowe Price Small Cap Growth.............................    T. Rowe Price Associates, Inc.
MetLife Conservative Allocation(8).........................    N/A(8)
MetLife Conservative to Moderate Allocation(8).............    N/A(8)
MetLife Moderate Allocation(8).............................    N/A(8)
MetLife Moderate to Aggressive Allocation(8)...............    N/A(8)
MetLife Aggressive Allocation(8)...........................    N/A(8)


------------


(1)On January 31, 2005 BlackRock Advisors, Inc. replaced State Street Research & Management Company as subadviser.



(2)Effective January 31, 2005, State Street Research Money Market Portfolio changed its name to BlackRock Money Market Portfolio; State Street Research Bond Income Portfolio changed its name to BlackRock Bond Income Portfolio; State Street Research Diversified Portfolio changed its name to BlackRock Diversified Portfolio; State Street Research Large Cap Value Portfolio changed its name to BlackRock Large Cap Value Portfolio; State Street Research Investment Trust Portfolio changed its name to BlackRock Investment Trust Portfolio; State Street Research Aurora Portfolio changed its name to BlackRock Strategic Value Portfolio; State Street Research Large Cap Growth Portfolio changed its name to BlackRock Legacy Large Cap Growth Portfolio; and State Street Research Aggressive Growth Portfolio changed its name to BlackRock Aggressive Growth Portfolio.



(3)The Salomon Brothers Strategic Bond Opportunities Portfolio also receives certain investment sub-advisory services from Citigroup Asset Management Limited, a London-based affiliate of Salomon Brothers Asset Management Inc.



(4)Davis Selected Advisers, L.P. may delegate any of its responsibilities to Davis Selected Advisers--NY, Inc., a wholly-owned subsidiary.



(5)Effective May 1, 2005, the Neuberger Berman Partners Mid Cap Value Portfolio changed its name to the Neuberger Berman Mid Cap Value Portfolio.



(6)Effective May 1, 2005, the Scudder Global Equity Portfolio changed its name to the Oppenheimer Global Equity Portfolio and OppenheimerFunds, Inc. replaced Deutsche Investment Management Americas, Inc. as subadviser.



(7)On or about April 29, 2005, the Met/Putnam Voyager Portfolio that had been offered as an Eligible Fund up through that date, merged with and into the Jennison Growth Portfolio.



(8)Metropolitan Fund Asset Allocation Portfolios: The MetLife Conservative Allocation Portfolio, the MetLife Conservative to Moderate Allocation Portfolio, the MetLife Moderate Allocation Portfolio, the MetLife Moderate to Aggressive Allocation Portfolio, and the MetLife Aggressive Allocation Portfolio (collectively, the "Asset Allocation Portfolios") are "fund of funds" that invest in Class A shares of a diversified group of other underlying portfolios (Eligible Funds) of the Metropolitan Fund and Met Investors Series. There is no subadviser, however there is an Asset Allocation Committee of investment professionals at MetLife Advisers that are responsible for the management of the Allocation Portfolios. Each underlying portfolio has its own subadviser.



     For more information regarding the Investment Adviser and the Subadviser of the Metropolitan Series Fund Portfolios, see the Statement of Additional Information for the Contracts, and also see the Metropolitan Series Fund prospectus attached at the end of this prospectus and its Statement of Additional Information.

     Met Investors Advisory LLC (formerly Met Investors Advisory Corp.) is an affiliate of the Company and is the Manager (i.e. investment adviser) for the Met Investors Series Trust Portfolios. Each of the Met Investor Series Trust Portfolios also has an Adviser (i.e. subadviser).



PORTFOLIO                                                      ADVISER (SUBADVISER)
---------                                                      --------------------
PIMCO Total Return.........................................    Pacific Investment Management Company
                                                               LLC
Lord Abbett Bond Debenture.................................    Lord, Abbett & Co. LLC
Neuberger Berman Real Estate...............................    Neuberger Berman Management Inc.
Met/AIM Mid Cap Core Equity................................    A I M Capital Management, Inc.
Harris Oakmark International...............................    Harris Associates L.P.
MFS Research International.................................    Massachusetts Financial Services Company
Janus Aggressive Growth....................................    Janus Capital Management LLC
Oppenheimer Capital Appreciation...........................    OppenheimerFunds, Inc.
T. Rowe Price Mid-Cap Growth...............................    T. Rowe Price Associates, Inc.
Met/AIM Small Cap Growth...................................    A I M Capital Management, Inc.
RCM Global Technology(2)...................................    RCM Capital Management LLC(1)


------------


(1)Effective January 15, 2005 RCM Capital Management LLC replaced PEA Capital LLC as Adviser (subadviser).



(2)Effective May 1, 2005, PIMCO PEA Innovation Portfolio changed its name to RCM Global Technology Portfolio.



     For more information regarding the Manager or Adviser of the Met Investors Series Trust Portfolios, see the Statement of Additional Information for the Contracts, and also see the Met Investors Series Trust prospectus attached at the end of this prospectus and its Statement of Additional Information.



     Capital Research and Management Company is the Investment Adviser for the American Funds Insurance Series Funds.



PORTFOLIO                                                      SUBADVISER
---------                                                      ----------
American Funds Growth-Income...............................    N/A
American Funds Growth......................................    N/A
American Funds Global Small Capitalization.................    N/A



     For more information about the Investment Adviser, see the American Funds Insurance Series prospectus attached at the end of this prospectus and its Statement of Additional Information.



     You can also get information about the Metropolitan Fund, Met Investors Series Trust and the American Funds Insurance Series (including a copy of the Statement of Additional Information) by accessing the Securities and Exchange Commission's website at http://www.sec.gov.



CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE ELIGIBLE FUNDS



     An investment adviser (other than our affiliates MetLife Advisers and Met Investors Advisory) or subadviser of an Eligible Fund or its affiliates may compensate us and/or certain affiliates for administrative or other services relating to the Eligible Funds. The amount of the compensation is not deducted from Eligible Fund assets and does not decrease the Eligible Fund's investment return. The amount of the compensation is based on a percentage of assets of the Eligible Fund attributable to the Contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay us more than others. These percentages currently range up to .05%. Additionally, an investment adviser or subadviser of an Eligible Fund or its affiliates may provide us with wholesaling services that assist in the distribution of the Contracts and may pay us and/or certain affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or other affiliate) with increased access to persons involved in the distribution of the contracts.



     We and certain of our affiliated insurance companies are joint owners of our affiliated investment advisers MetLife Advisers and Met Investors Advisory, which are formed as "limited liability companies." Our ownership interests entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Eligible Fund. We may benefit accordingly from assets allocated to the Eligible Funds to the extent they result in profits to the advisers. (See the "FEE TABLE--Annual Eligible Fund Operating Expenses" for information on the management fees paid by the Eligible Fund to the advisers and the Statement of Additional Information for the Eligible Funds for information on the management fees paid by the advisers to the subadvisers).

     Certain of the investment portfolios have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. The Distribution Plan is described in more detail in each Eligible Fund's prospectus. (See "FEE TABLE--Annual Eligible Fund Operating Expenses" and "DISTRIBUTION OF THE CONTRACTS".) The payments are deducted from the assets of the Eligible Funds and paid to our distributors, New England Securities Corporation. These payments decrease the Eligible Fund's investment return.



     We also make certain payments to American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series. See "Distribution of the Contracts."



     We select the Eligible Funds offered through this Contract based on several criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Eligible Fund's adviser or subadviser is one of our affiliates or whether the Eligible Fund, its adviser, its subadviser(s), or an affiliate will compensate us or our affiliates for providing certain administrative and other services, as described above. We review the Eligible Funds periodically and may remove an Eligible Fund or limit its availability to new purchase payments and/or transfers of contract value if we determine that the Eligible Fund no longer meets one or more of the selection criteria, and/or if the Eligible Fund has not attracted significant allocations from Owners. We do not provide investment advice and do not recommend or endorse any particular Eligible Fund.


SHARE CLASSES OF THE ELIGIBLE FUNDS

     The Eligible Funds offer various classes of shares, each of which has a different level of expenses. Attached prospectuses for the Eligible Funds may provide information for share classes that are not available through the Contract. When you consult the attached prospectus for any Eligible Fund, you should be careful to refer to only the information regarding the class of shares that is available through the Contract. The following classes of shares are available under the Contract:


     -- For the Metropolitan Fund, we offer Class A shares of the BlackRock Money Market, BlackRock Bond Income, Salomon Brothers U.S. Government, Salomon Brothers Strategic Bond Opportunities, MFS Investors Trust, FI Value Leaders, Davis Venture Value, BlackRock Large Cap Growth, Harris Oakmark Focused Value, Loomis Sayles Small Cap, Jennison Growth, FI International Stock, and BlackRock Strategic Value Portfolios; Class B shares of the BlackRock Diversified, T. Rowe Price Large Cap Growth, FI Mid Cap Opportunities, Lehman Brothers Aggregate Bond Index, MetLife Mid Cap Stock Index, BlackRock Aggressive Growth, T. Rowe Price Small Cap Growth, Oppenheimer Global Equity, MetLife Stock Index, Neuberger Berman Mid Cap Value, Franklin Templeton Small Cap Growth, Morgan Stanley EAFE Index, Russell 2000 Index, BlackRock Investment Trust, MetLife Conservative Allocation, MetLife Conservative to Moderate Allocation, MetLife Moderate Allocation, MetLife Moderate to Aggressive Allocation and MetLife Aggressive Allocation Portfolios; and Class E shares of the MFS Total Return, Harris Oakmark Large Cap Value and BlackRock Large Cap Value Portfolios;


     -- For the Met Investors Series Trust, we offer Class B shares for all Portfolios except the Harris Oakmark International Portfolio which is Class E; and

     --  For the American Funds Insurance Series, we offer Class 2 shares only.

     Additionally, shares of the Eligible Funds may be offered to insurance company separate accounts of both variable annuity and variable life insurance contracts and to Qualified Plans. Due to differences in tax treatment and other considerations, the interests of various contractowners participating in, and the interests of Qualified Plans investing in the Eligible Funds may conflict. The Eligible Funds will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.


                               GUARANTEED OPTION



     The Fixed Account is not available during annuitization but a fixed payment option is available.

                                 THE CONTRACTS


TRANSFER PRIVILEGE



     Transfers During the Annuity Phase. Currently, you may only make one transfer per contract year. The same maximum and minimum amounts described above will apply. You may not transfer to the Fixed Account if you are receiving payments under a variable payment option. No transfers are allowed if you are receiving payments under a fixed payment option. Under Contracts issued in New York, you may not transfer any Contract Value to any Portfolio of the American Funds Insurance Series during the Annuity Period. Additionally, during the Annuity Phase, the following subaccounts are currently not available: MFS Total Return, BlackRock Diversified, T. Rowe Price Large Cap Growth, BlackRock Aggressive Growth, T. Rowe Price Large Cap Growth, Oppenheimer Global Equity, Neuberger Berman Real Estate, Oppenheimer Capital Appreciation, MetLife Conservative Allocation, MetLife Conservative to Moderate Allocation, MetLife Moderate Allocation, MetLife Moderate to Aggressive Allocation and MetLife Aggressive Allocation subaccounts.


     --MARKET TIMING


     Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Eligible Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Eligible Fund and the reflection of that change in the Eligible Fund's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the underlying Eligible Funds and may disrupt portfolio management strategy, requiring a portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Eligible Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., Annuitants and Beneficiaries).



     We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Eligible Funds (i.e., the Salomon Brothers Strategic Bond Opportunities, BlackRock Strategic Value, Loomis Sayles Small Cap, Russell 2000 Index, Franklin Templeton Small Cap Growth, T. Rowe Price Small Cap Growth, Oppenheimer Global Equity, FI International Stock, Morgan Stanley EAFE Index, Met/AIM Small Cap Growth, Harris Oakmark International, Lord Abbett Bond Debenture, MFS Research International Portfolios and the American Funds Global Small Capitalization Fund) and we monitor transfer activity in those Eligible Funds (the "Monitored Portfolios"). We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. We do not believe that other Eligible Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Eligible Funds. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain Eligible Funds, we rely on the underlying Eligible Funds to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate any other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.



     Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other Owners or other persons who have an interest in the Contracts, we require all future transfer requests to or from any Monitored Portfolios or other identified Eligible Funds under that Contract to be submitted with an original signature. If we impose this restriction on your transfer activity, we will reverse upon discovery any transaction inadvertently processed in contravention of such restrictions. The Contract Value will not be affected by any gain or loss due to the transfer and your Contract Value will be the same as if the transfer had not occurred. You will receive written confirmation of the transactions effecting such reversal.



     The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Eligible Funds that we believe are susceptible to market timing. Our ability to detect such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Contract Owners to avoid such detection. Our ability to restrict such transfer activity may be limited by provisions of the Contract. We do not accommodate market timing in any Eligible Funds and there are no arrangements in place to permit any Contract Owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Contract Owners and other persons with interests in the Contracts.



     The Eligible Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the Eligible Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Contract Owners and other persons with interests in the Contracts should be aware that we may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the Eligible Funds.



     In addition, Contract Owners and other persons with interests in the Contracts should be aware that some Eligible Funds may receive "omnibus" purchase and redemption orders from other insurance companies or intermediaries such as retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual Contract Owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Eligible Funds in their ability to apply their frequent trading policies and procedures, and we cannot guarantee that the Eligible Funds (and thus Contract Owners) will not be harmed by transfer activity relating to the other insurance companies and/or retirement plans that may invest in the Eligible Funds.



     In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Eligible Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single Contract Owner). You should read the Eligible Fund prospectuses for more details.



     We reserve the right to limit the number of transfers during the accumulation and/or income periods. We also reserve the right to refuse transfers to the Fixed Account if we are paying an interest rate on the Fixed Account equivalent to our guaranteed minimum interest rate. We will notify you, in advance, if we change the above transfer provisions.



     Special rules apply to transfers involving the Fixed Account. We limit transfers out of the Fixed Account as to amount. Special limits may apply on purchase payments and amounts transferred into the Fixed Account. See "The Fixed Account" and the Statement of Additional Information.



DOLLAR COST AVERAGING



     You can make subsequent purchase payments while you have an active dollar cost averaging program in effect, provided however, that no amount will be allocated to the program without your express direction. Although the dollar cost averaging transfer amount will not be increased, we will increase the number of months over which transfers are made unless otherwise elected in writing.


REQUESTS AND ELECTIONS

     We will treat your request for a Contract transaction, or your submission of a purchase payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Annuity Administrative Office before the close of regular trading on the New York Stock Exchange on that day. If we receive it after that time, or if the New York Stock Exchange is not open that day, then we will treat it as received on the next day when the New York Stock Exchange is open. Our Annuity Administrative Office is New England Life Insurance Company, c/o Annuity Administrative Office, P.O. Box 14594, Des Moines, IA 50306-3594.


     Subject to our restrictions on "market timing," requests for sub-account transfers, address changes or reallocation of future purchase payments may be made:


      -- By Telephone (1-800-435-4117), between the hours of 9:00 a.m. and 4:00 p.m. Eastern Time

      --   Through your Registered Representative

      -- In writing to New England Life Insurance Company, c/o Annuity Administrative Office, P.O. Box 14594 Des Moines, IA 50306-3594, or

      --   By fax (515) 457-4301.


      -- For transfers or reallocation of future purchase payments, by Internet at http://www.nef.com.


     If we have not received your request by 4:00 p.m. Eastern Time, even if due to our delay (such as any delay in answering your telephone call), we will treat your request as having been received on the following business day.

     All other requests must be in written form, satisfactory to us. Any request for a withdrawal over the telephone or by fax, subject to certain limitations. See "Transfer Privilege -- Market Timing" for additional information on such limitations. We may stop offering telephone or fax transactions at any time in our sole discretion.


     Telephone, facsimile, and computer systems (including the Internet) may not always be available. Any telephone, facsimile or computer system, whether it is yours, your service provider's, your registered representative's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should make your request in writing to the Company's Annuity Administrative Office as described above.


     A recording of daily unit values is available by calling 1-800-333-2501.


     We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, Internet or fax are genuine. However, because telephone transactions may be available to anyone who provides certain information about you and your Contract, you should protect that information. We may not be able to verify that you are the person providing telephone or Internet instructions, or that you have authorized any such person to act for you. Any telephone, Internet or fax instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, Internet or fax are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions.


     All other requests and elections under your Contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Annuity Administrative Office to be effective. If acceptable to us, requests or elections relating to Beneficiaries and ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or election.


ELECTION OF ANNUITY



     We will fix the annuity payments in amount and duration by the annuity payment option selected, and by the age and sex of the Payee. For Contracts issued in situations involving an employer-sponsored plan subject to ERISA, we fix annuity payments in amount and duration using the same criteria except we do not take into account the sex of the Payee. (See "Amount of Variable Annuity Payments" in the prospectus)


AMOUNT OF VARIABLE ANNUITY PAYMENTS


ANNUITY OPTIONS



     Please be advised that the tax consequences resulting from the election of an annuity payment option containing a commutation feature (i.e., an annuity payment option that permits the withdrawal of a commuted value) is uncertain and the IRS may determine that the taxable amount of the annuity payments and withdrawals received for any year COULD BE GREATER THAN OR LESS THAN THE TAXABLE AMOUNT REPORTED BY THE COMPANY. The exercise of the commutation feature also may result in adverse tax consequences including:



      -- The imposition of a 10% penalty tax on the taxable amount of the commuted value, if the taxpayer has not attained age 59 1/2 at the time the withdrawal is made. This 10% penalty tax is in addition to the ordinary income tax on the taxable amount of the commuted value.



      -- The retroactive imposition of the 10% penalty tax on annuity payments received prior to the taxpayer attaining age 59 1/2.

      -- The possibility that the exercise of the commutation feature could adversely affect the amount excluded from Federal income tax under any annuity payments made after such commutation.



     A payee should consult with his or her own tax advisor prior to electing to annuitize the contract and prior to exercising any commutation feature under an annuity payment option.



     See the section entitled "ASSET-BASED INSURANCE CHARGES, WITHDRAWAL AND OTHER DEDUCTIONS" to find out whether a Withdrawal Charge applies when you annuitize or withdraw the commuted value of any payments certain.



     If you are receiving payments under the Variable Income for a Specified Number of Years Option or the Variable Income Payments to Age 100 Option you may convert to an option involving a life contingency.



     The availability of certain annuity payment options may be restricted on account of Company policy and Federal tax law, which among other things, may restrict payment to the life expectancy of the payee. In addition, these Federal tax rules may also limit the use in qualified contracts of annuity payment options that contain a commutation feature because, among other things, income payments must be made at least annually to avoid a 50% excise tax. Accordingly, we reserve the right to restrict the availability under qualified contracts of annuity payment options with commutation features and/or limit the amount that may be withdrawn under such features.



     During the Annuity Period, the following subaccounts are currently not available: MFS Total Return, State Street Research Diversified, T. Rowe Price Large Cap Growth, State Street Research Aggressive Growth, T. Rowe Price Small Cap Growth, Scudder Global Equity, Neuberger Berman Real Estate, Oppenheimer Capital Appreciation, MetLife Conservative Allocation, MetLife Conservative to Moderate Allocation, MetLife Moderate Allocation, MetLife Moderate to Aggressive Allocation and MetLife Aggressive Allocation Sub-Accounts.


                 RETIREMENT PLANS OFFERING FEDERAL TAX BENEFITS

     The Federal tax laws provide for a variety of retirement plans offering tax benefits. These plans, which may be funded through the purchase of the individual variable annuity contracts offered in this prospectus, include:

          1. Plans qualified under Section 401(a) or 403(a) ("Qualified Plans") of the Internal Revenue Code (the "Code");

          2. Annuity purchase plans adopted by public school systems and certain tax-exempt organizations pursuant to Section 403(b) of the Code ("TSA Plans") which are funded solely by salary reduction contributions and which are not otherwise subject to ERISA;

          3. Individual retirement accounts adopted by or on behalf of individuals pursuant to Section 408(a) of the Code and individual retirement annuities purchased pursuant to Section 408(b) of the Code (both of which may be referred to as "IRAs"), including simplified employee pension plans and salary reduction simplified employee pension plans, which are specialized IRAs that meet the requirements of Section 408(k) of the Code ("SEPs" and "SARSEPs"), Simple Retirement Accounts under Section 408(p) of the Code ("SIMPLE IRAs") and Roth Individual Retirement Accounts under Section 408A of the Code ("Roth IRAs"). SARSEPs are only allowed if the Plan was established prior to January 1, 1997;

          4. Eligible deferred compensation plans (within the meaning of Section 457 of the Code) for employees of state and local governments and tax-exempt organizations ("Section 457 Plans"); and

          5. Governmental plans (within the meaning of Section 414(d) of the Code) for governmental employees, including Federal employees ("Governmental Plans").

     An investor should consult a qualified tax or other advisor as to the suitability of a Contract as a funding vehicle for retirement plans qualifying for tax benefited treatment, as to the rules underlying such plans and as to the state and Federal tax aspects of such plans. In addition because the underlying tax-favored retirement plan itself provides tax deferral, whether or not a variable annuity is purchased, you should consider whether the features and benefits unique to variable annuities are appropriate for your needs when purchasing a Qualified Contract. In particular, the Contract is not intended for use with TSA Plans that are subject to ERISA. The Company will not provide all the administrative support appropriate for such plans. Accordingly, the Contract should NOT be purchased for use with such plans. The Company may make the Contract available for use with Section 401(k) plans.

     For any tax qualified account (e.g. 401(k) plan or IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring an annuity contract within a qualified plan.

     A summary of the Federal tax laws regarding contributions to, and distributions from, the above tax benefited retirement plans may be found below under "Federal Income Tax Considerations--Taxation of Qualified Contracts." It should be understood that should a tax benefited retirement plan lose its qualification for tax-exempt status, employees will lose some of the tax benefits described herein.

     In the case of certain TSA Plans, IRAs and Roth IRAs, the individual variable annuity contracts offered in this prospectus comprise the retirement "plan" itself. These Contracts will be endorsed, if necessary, to comply with Federal and state legislation governing such plans, and such endorsements may alter certain Contract provisions described in this prospectus. Refer to the Contracts and any endorsements for more complete information.

                       FEDERAL INCOME TAX CONSIDERATIONS

     The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax advisor. No attempt is made to consider any applicable state tax or other tax laws, or to address any federal estate, or state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract.

     When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money -- generally for retirement purposes. Under current federal income tax law, the taxable portion of distributions from variable annuity contracts is taxed at ordinary income tax rates and does not qualify for the reduced tax rate applicable to long-term capital gains and dividends. If you invest in a variable annuity as part of an individual retirement plan, pension plan or employer-sponsored retirement program, your contract is called a Qualified Contract. If your annuity is independent of any formal retirement or pension plan, it is termed a Non-Qualified Contract. The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan.

     Under current federal income tax law, the taxable portion of distributions under qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.

TAXATION OF NON-QUALIFIED CONTRACTS

     Non-Natural Person. If a non-natural person (e.g., a corporation or a trust) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the account value over the investment in the Contract (generally, the premiums or other consideration paid for the Contract) during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.

     The following discussion generally applies to Contracts owned by natural persons.

     Withdrawals. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the account value immediately before the distribution over the Owner's investment in the Contract (generally, the premiums or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the Owner's investment in the Contract.

     In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the individual's total account balance or accrued benefit under the retirement plan. The "investment in the contract" generally equals the amount of any non-deductible Purchase Payments paid by or on behalf of any individual. In many cases, the "investment in the contract" under a Qualified Contract can be zero.

     Penalty Tax on Certain Withdrawals. In the case of a distribution (or a deemed distribution) from a Non-Qualified Contract, there may be imposed a federal tax penalty (in addition to ordinary income tax) equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

          --  made on or after the taxpayer reaches age 59 1/2;

          --  made on or after the death of an Owner;

          --  attributable to the taxpayer's becoming disabled;

          -- made as part of a series of substantially equal periodic payment (at least annually) for the life (or life expectancy) of the taxpayer or the joint lives (or life expectancies) of the taxpayer and his or her designated beneficiary; or

          -- under certain single premium immediate annuities providing for substantially equal payments made at least annually and where the annuity date is no later than one year from the date of purchase.

     Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.


     Annuity Payments. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of any annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income. Once the investment in the Contract has been recovered through the use of the excludable amount, the entire amount of all future payments are includable in taxable income.



     In general, the amount of each payment under a variable annuity payment option that can be excluded from Federal income tax is the remaining after-tax cost in the amount annuitized at the time such payments commence, divided by the number of expected payments, subject to certain adjustments. No deduction is permitted for any excess of such excludable amount for a year over the annuity payments actually received in that year. However, you may elect to increase the excludable amount attributable to future years by a ratable portion of such excess. Consult your tax advisor as to how to make such election and also as to how to treat the loss due to any unrecovered investment in the contract when the income stream is terminated.



     The federal income tax treatment of an annuity payment option that contains a commutation feature (i.e., an annuity payment option that permits the withdrawal of a commuted value) is uncertain. Specifically, it is possible that
(a) all payments made under the annuity payment option will be taxed as withdrawals, on an income-first basis, rather than as annuity payments, a portion of which would be excludable from income as a return of investment in the contract, or (b) the ability to fully recover the investment in the contract over the annuity payment period may be limited due to the reduction or elimination of future annuity payments that would have each had an excludable amount.



     Additionally, it is uncertain whether the exercise of a commutation feature under a joint and survivor variable life annuity payment option constitutes an exchange into a deferred annuity, thus requiring payout of any remaining interest in the deferred annuity within five years of an owner's death (or the primary annuitant's death where the owner is not a natural person) or over the designated beneficiary's life (or over a period no longer than the beneficiary's remaining life expectancy) with such payments beginning within 12 months of the date of death if an owner dies during the certain period for such payout option. Accordingly, we reserve the right to restrict the availability of the commutation feature or to require the value of all remaining income payments be paid to the designated beneficiary or to the surviving joint annuitant, as the case may be, in a lump sum after proof of an owner's death (or of a primary annuitant's death, where the owner is not a natural person) during the certain period to comply with these tax law requirements.



     Caution: We will treat the application of less than your entire Contract Value under a Non-Qualified Contract to a pay-out option (receiving annuity income payments) as a taxable withdrawal for Federal income tax purposes and also as subject to the 10% penalty tax (if you are under age 59 1/2) in addition to ordinary income tax. We will then treat the amount of the withdrawal as the purchase price of an income annuity and tax report the annuity income payments received under the rules for variable income annuities. Consult your tax advisor prior to partially annuitizing your contract.



     Annuity income payments and amount received on the exercise of a withdrawal or partial withdrawal from an annuity option under your non-qualified contract may not be transferred in a tax-free exchange into another annuity contract. In accordance with our procedures, such amounts will instead be taxable under the rules for annuity income payments or withdrawals, whichever is applicable.



     Additionally, if you are under age 59 1/2 at the time annuity income payments commence and intend the annuity income payments to constitute an exception to the 10% penalty tax, any attempt to make a tax-free transfer or rollover (whether for non-qualified or qualified annuities) prior to the later of (a) age 59 1/2, or (b) five years after annuity income payments commence, will generally invalidate the exception and subject you to additional penalties and interest.


     The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between investment sub-accounts after the annuity starting date. Consult your own tax advisor.

     Taxation of Death Benefit Proceeds. Amounts may be distributed from a Contract because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments. See the Statement of Additional Information as well as "Payment on Death Prior to Annuitization" in your prospectus for a general discussion on the federal income tax rules applicable to how death benefits must be distributed.

     Transfers, Assignments or Exchanges of a Contract. Where otherwise permitted under the terms of the Contract, a transfer or assignment of ownership of a Contract, the designation or change of an annuitant, the selection of certain maturity dates, or the exchange of a Contract may result in certain adverse tax consequences to you that are not discussed herein. An owner contemplating any such transfer, assignment, exchange, or event should consult a tax advisor as to the tax consequences.

     Withholding. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

     Multiple Contracts. All non-qualified deferred annuity contracts that are issued by us (or our affiliates) to the same owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such owner's income when a taxable distribution occurs.

     Further Information. We believe that the Contracts will qualify as annuity contracts for Federal income tax purposes and the above discussion is based on that assumption. Further details can be found in the Statement of Additional Information under the heading "Tax Status of the Contracts."

TAXATION OF QUALIFIED CONTRACTS

     The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law.


     Individual Retirement Accounts (IRA's), as defined in Section 408 of the Internal Revenue Code (Code), permit individuals to make annual contributions of up to the lesser of the applicable dollar amount for the year (for 2005, $4,000 plus, for Owner's age 50 or older, $500) or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. If contributions are being made under a SEP or SARSEP plan of your employer, additional amounts may be contributed as permitted by the Code and the terms of the employer's plan. Distributions from certain retirement plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than non-deductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless an exception applies. The IRS could conceivably take the position that the offering of death benefits in excess of the greater of (a) Contract Value or (b) return of premium (adjusted for prior distributions) adversely affects the qualification of the Contract as an IRA. Disqualification of the Contract as an IRA could result in the immediate taxation of amounts held in the Contract and the imposition of penalty taxes. THE INTERNAL REVENUE SERVICE HAS APPROVED THE FORMS OF THE IRA AND SIMPLE IRA ENDORSEMENTS

WHEN USED WITH THE CONTRACT AND ITS RIDERS. PLEASE BE AWARE THAT THE IRA OR SIMPLE IRA CONTRACT ISSUED TO YOU MAY DIFFER FROM THE FORM OF THE TRADITIONAL IRA OR SIMPLE IRA APPROVED BY THE IRS BECAUSE OF SEVERAL FACTORS SUCH AS DIFFERENT RIDERS AND STATE INSURANCE REQUIREMENTS. ADDITIONALLY, SUCH APPROVAL AS TO THE FORM OF THE CONTRACT BY THE IRS DOES NOT CONSTITUTE ANY APPROVAL OR ENDORSEMENT AS TO THE INVESTMENT PROGRAM THEREUNDER.



     SIMPLE IRA's permit certain small employers to establish SIMPLE plans as provided by Section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a percentage of compensation up to $10,000 for 2005 (as may be increased in future years for cost of living adjustments). The sponsoring employer is generally required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRA's are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.


     Roth IRAs, as described in Code section 408A, permit certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax, and other special rules apply. The Owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

     Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the participant or both may result if the Contract is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the Contract. The Contract has an enhanced death benefit that in some cases may exceed the greater of the premium payments or the account value.

     Tax Sheltered Annuities under section 403(b) of the Code allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (social security) tax. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988;
(2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.


     Proposed income tax regulations issued in November 2004 would require certain fundamental changes to these arrangements including (a) a requirement that there be a written plan document in addition to the annuity contract (or section 403(b)(7) custodial account), (b) significant restrictions on the ability of participants to direct proceeds between 403(b) annuity contracts and
(c) new restrictions on withdrawals of amounts attributable to contributions other than elective deferrals.



     The Proposed regulations will generally not be effective until taxable years beginning after December 31, 2005, at the earliest; and may not be relied on until issued in final form. However, certain aspects, including a proposed prohibition on use of life insurance under section 403(b) arrange and rules affecting payroll taxes on certain types of contributions are currently effective unless revised or revoked in final form.


     Death Benefits. FOR CONTRACTS PURCHASED IN CONNECTION WITH QUALIFIED PLANS UNDER SECTION 401(a) OR TSA PLANS UNDER SECTION 403(b), CERTAIN DEATH BENEFITS COULD CONCEIVABLY BE CHARACTERIZED AS AN INCIDENTAL BENEFIT, THE AMOUNT OF WHICH IS LIMITED IN CERTAIN PENSION OR PROFIT-SHARING PLANS. BECAUSE THE DEATH BENEFIT IN CERTAIN CASES MAY EXCEED THIS LIMITATION, EMPLOYERS USING THE CONTRACT IN CONNECTION WITH SUCH PLANS SHOULD CONSULT THEIR TAX ADVISER.

     Eligible Section 457(b) Plans, while not actually providing for a qualified plan as that term is normally used, provides for certain eligible deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The Contract can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. Under a non-governmental plan, all such investments, however, are owned by and are subject to, the claims of the general creditors of the sponsoring employer (which must be a tax-exempt entity under Section 501(c) of the Code). In general, all amounts received under a non-governmental Section 457(b) plan are taxable and are subject to federal income tax withholding as wages.

     Loans. IF YOUR QUALIFIED PLAN OR TSA PLAN CONTRACT PERMITS LOANS, THE AMOUNT OF SUCH LOANS, THE REPAYMENT TERMS AND THE TREATMENT OF DEFAULTS ARE SUBJECT TO LIMITATIONS AND RULES UNDER SECTION 72(p) OF THE CODE AND THE REGULATIONS THEREUNDER. THE TERMS OF YOUR LOAN WILL BE GOVERNED BY YOUR LOAN AGREEMENT AND THE REQUIREMENTS OF THE TAX LAW (AND ERISA, WHERE APPLICABLE). FAILURE TO SATISFY THESE REQUIREMENTS WILL RESULT IN ADVERSE TAX CONSEQUENCES. CONSULT YOUR TAX ADVISER PRIOR TO APPLYING FOR A LOAN.

     Other Tax Issues.  Qualified Contracts (including Contracts issued under
Section 457(b) plans) have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement, or consult a tax adviser for more information about these distribution rules. Failure to meet such rules generally results in the imposition of a 50% excise tax on the amount which should have been, but was not, distributed.


     Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these new rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of Contract Value, as well as all living benefits) must be added to the Contract Value in computing the amount required to be distributed over the applicable period.



     The final required minimum distribution regulations permit income payments to increase due to "actuarial gain" which includes the investment performance of the underlying assets, as well as changes in actuarial factors and assumptions under certain conditions. Additionally, withdrawals may also be permitted under certain conditions. The new rules are not entirely clear, and you should consult with your own tax advisor to determine whether your variable income annuity will satisfy these rules for your own situation.


     Distributions from Qualified Contracts generally are subject to withholding for the Owner's federal income tax liability. The withholding rate varies according to the type of distribution and the Owner's tax status. The Owner will be provided the opportunity to elect not to have tax withheld from distributions.


     "Eligible rollover distributions" from section 401(a), 403(a), 403(b) and governmental Section 457(b) plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or employee's spouse or former spouse as beneficiary or alternate payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, if the employee chooses a "direct rollover" from the plan to a tax-qualified plan, IRA or tax sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions. Effective March 28, 2005, certain mandatory distributions made to participants in an amount in excess of $1,000 must be rolled over to an IRA designated by the Plan, unless the participant elects to receive it in cash or roll it over to a different IRA or eligible retirement plan of his or her own choosing. General transitional rules apply as to when plans have to be amended. Special effective date rules apply for governmental plans and church plans.


     Foreign Tax Credits. To the extent permitted under the federal income tax law, we may claim the benefit of certain foreign tax credits attributable to taxes paid by certain of the Eligible Funds to foreign jurisdictions.


     Commutation Features Under Annuity Payment Options. Please be advised that the tax consequences resulting from the election of an annuity payment option containing a commutation feature is uncertain and the IRS may determine that the taxable amount of the annuity payments and withdrawals received for any year COULD BE GREATER THAN OR LESS THAN THE TAXABLE AMOUNT REPORTED BY THE COMPANY. The exercise of the commutation feature also may result in adverse tax consequences including:



     -- The imposition of a 10% penalty tax on the taxable amount of the commuted value, if the taxpayer has not attained age 59 1/2 at the time the withdrawal is made. This 10% penalty tax is in addition to the ordinary income tax on the taxable amount of the commuted value.



     -- The retroactive imposition of the 10% penalty tax on annuity payments received prior to the taxpayer attaining age 59 1/2.

     -- The possibility that the exercise of the commutation feature could adversely affect the amount excluded from Federal income tax under any annuity payments made after such commutation.



     See also the discussion of commutation features under "Annuity Payments." A payee should consult with his or her own tax advisor prior to electing to annuitize the contract and prior to exercising any commutation feature under an annuity payment option.



     Federal Estate Taxes. While no attempt is being made to discuss the Federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.



     Generation-skipping transfer tax. Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.



     Annuity purchases by nonresident aliens and foreign corporations. The discussion above provides general information regarding U.S. Federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. Federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.


POSSIBLE TAX LAW CHANGES

     Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.

     We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.

                         DISTRIBUTION OF THE CONTRACTS


     We have entered into a distribution agreement with our affiliate, New England Securities Corporation ("Distributor"), for the distribution and sale of the Contracts. Distributor offers the Contracts through its sales representatives. Distributor may also enter into selling agreements with other affiliated broker-dealers ("selling firms") for the sale of the Contracts. We pay commissions to Distributor for sales of the Contracts by its sales representatives, as well as selling firms. Certain of the Eligible Funds make payments to Distributor under their distribution plans in consideration of services provided and expenses incurred by Distributor in distributing Fund shares. (see "Expense Table" and the Eligible Fund prospectuses). These payments range from 0.15% to 0.25% of Variable Account assets invested in a particular Eligible Fund. Distributor may also receive brokerage commissions on securities transactions initiated by an investment adviser of an Eligible Fund. Additionally, we pay American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series, a percentage of all premiums allocated to the American Funds Growth Fund, the American Funds Growth-Income Fund, and the American Funds Global Small Capitalization Fund for the services it provides in marketing the Funds' shares in connection with the Contract.


     The maximum commission payable for Contract sales by Distributor's sales representatives is 8% of purchase payments. Some sales representatives may elect to receive no or a lower commission when a purchase payment is made along with a quarterly payment based on Contract Value for so long as the Contract remains in effect. We also pay for Distributor's operating and other expenses, including the following sales expenses: sales representative training allowances; compensation and bonuses for the Distributor's management team; advertising expenses; and all other expenses of distributing the Contracts. Distributor pays its sales representatives all of the commissions received for their sales of Contracts; it does not retain any portion of those commissions. We do not currently but reserve the right to pay lower commissions on purchase payments allocated to the Fixed Account and/or Guaranteed Account than we do for purchase payments allocated to the Variable Account. All or a portion of commissions may be returned if the Contract is not continued through the first Contract Year.


     Sales representatives and their managers are also eligible for various non-cash compensation programs that the Company offers, such as conferences, trips, prizes, and awards. In addition, Distributor's sales representatives who meet certain productivity, persistency, and length of service standards and/or their managers may be eligible for additional compensation. Other payments may be made for other services that do not directly involve the sale of the Contracts. These services may include the recruitment and training of personnel, production of promotional literature, and similar services.



     Distributor also makes payments for the sale of the Contracts to the Managing Partner who supervises the sales representative. Payments to the Managing Partners may vary and depend on a number of factors, including the sales representative's level of sales, as well as the level of sales by all sales representatives in the Managing Partner's agency.



     Distributor's sales representatives and their Managing Partners (and the sales representatives and managers of our affiliates) may also be eligible for additional cash compensation such as bonuses, equity awards (for example stock options), training allowances, supplemental salary, payments based on percentage of the Contract Value, financing arrangements, marketing support, medical and retirement benefits and other insurance and non-insurance benefits. The amount of this additional compensation is based on the amount of proprietary products sold. Proprietary products are products issued by the Company and its affiliates. Sales representatives must meet a minimum level of sales of proprietary products in order to maintain agent status with us and in order to be eligible for most of the cash compensation described above.



     Managing Partners may be eligible for additional cash compensation based on the performance (with emphasis on the sale of proprietary products) of the sales representatives that the Managing Partner supervises. Managing Partners may pay a portion of their cash compensation to their sales representatives.



     In addition to the payments listed above, NELICO makes certain payments to its business unit or to the business unit of its affiliate that is responsible for the operation of the distribution systems through which the Contract is sold. This amount is part of the total compensation paid for the sale of the Contract.



     Receipt of the cash and non-cash compensation described above may provide sales representatives and their Managing Partners with an incentive to favor the sale of proprietary products over similar products issued by non-affiliates.



     The commissions payable for Contract sales by selling firms will not exceed that described above. Selling firms pay their sales representatives all or a portion of the commissions received for their sales of Contracts; some firms may retain a portion of commissions. Sales representatives and their managers are also eligible for various cash benefits and non-cash compensation items (as described above) that we may provide jointly with affiliated selling firms.



     A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with their internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Ask your sales representative for further information about what your sales representative and the selling firm for which he or she works may receive in connection with your purchase of a Contract.


     Commissions and other incentives or payments described above are not charged directly to Contract owners or the Variable Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the Contract.

                               LEGAL PROCEEDINGS


     NELICO, like other life insurance companies, is involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. In addition, in December of 2004, NELICO received a "Wells Notice" from the Securities and Exchange Commission ("SEC") in connection with a previously disclosed SEC investigation regarding a $31 million after-tax charge taken in the 2(nd) Quarter of 2003 resulting from certain improperly deferred expenses at NELICO. The Wells Notice provides that the SEC staff is considering recommending that the SEC bring a civil action alleging violations of the U.S. Securities Laws. NELICO has responded to the Wells Notice. Although the outcome of any litigation or administrative or other proceedings cannot be predicted with certainty. NELICO does not believe any such litigation or proceedings will have a material adverse effect upon the Variable Account or upon the ability of New England Securities to perform its contract with the Variable Account or of NELICO to meet its obligations under the contracts.


                              FINANCIAL STATEMENTS


     Financial statements for the New England Variable Annuity Separate Account and New England Life Insurance Company are included in the Statement of Additional Information, a copy of which can be obtained by writing to New England Securities Corporation at 501 Boylston Street, Boston, Massachusetts 02116, telephoning 1-800-356-5015 or visiting our website at www.nef.com.

                            ACCUMULATION UNIT VALUES
          (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                        CONDENSED FINANCIAL INFORMATION


     Set forth below are accumulation unit values through December 31, 2004 for each Sub-Account of the New England Variable Annuity Separate Account.



                                                                                             NUMBER OF
                                                                                            ACCUMULATION
                                                           ACCUMULATION                        UNITS
                                                           UNIT VALUE AT   ACCUMULATION    OUTSTANDING AT
                                                           BEGINNING OF    UNIT VALUE AT   END OF PERIOD
                                                              PERIOD       END OF PERIOD   (IN THOUSANDS)
                                                           -------------   -------------   --------------
Black Rock Money Market Sub-Account(6)
  (previously State Street Research Money Market
  Sub-Account)
  04/19/95* to 12/31/95..................................     1.824171        1.877438             --
  01/01/96 to 12/31/96...................................     1.877438        1.946086             --
  01/01/97 to 12/31/97...................................     1.946086        2.021482             --
  01/01/98 to 12/31/98...................................     2.021482        2.098320          3,737
  01/01/99 to 12/31/99...................................     2.098320        2.171899         21,356
  01/01/00 to 12/31/00...................................     2.171899        2.275063         23,796
  01/01/01 to 12/31/01...................................     2.275063        2.331985         34,100
  01/01/02 to 12/31/02...................................     2.331985        2.332168         31,377
  01/01/03 to 12/31/03...................................     2.332168        2.318287         19,901
  01/01/04 to 12/31/04...................................     2.318287        2.308499         13,139
Salomon Brothers U.S. Government Sub-Account
  04/19/95* to 12/31/95                                       1.046628        1.138448             --
  01/01/96 to 12/31/96...................................     1.138448        1.159699             --
  01/01/97 to 12/31/97...................................     1.159699        1.240432             --
  01/01/98 to 12/31/98...................................     1.240432        1.316242          3,447
  01/01/99 to 12/31/99...................................     1.316242        1.300191         11,140
  01/01/00 to 12/31/00...................................     1.300191        1.416200         16,057
  01/01/01 to 12/31/01...................................     1.416200        1.490415         25,812
  01/01/02 to 12/31/02...................................     1.490415        1.586448         31,938
  01/01/03 to 12/31/03...................................     1.586448        1.590633         24,559
  01/01/04 to 12/31/04...................................     1.590633        1.615611         20,036
Black Rock Bond Income Sub-Account(6)
  (previously State Street Research Bond Income
  Sub-Account)
  04/19/95* to 12/31/95..................................     2.684861        3.018347             --
  01/01/96 to 12/31/96...................................     3.018347        3.113250             --
  01/01/97 to 12/31/97...................................     3.113250        3.404265             --
  01/01/98 to 12/31/98...................................     3.404265        3.660529          2,055
  01/01/99 to 12/31/99...................................     3.660529        3.592823         10,828
  01/01/00 to 12/31/00...................................     3.592823        3.831633         14,739
  01/01/01 to 12/31/01...................................     3.831633        4.110820         19,958
  01/01/02 to 12/31/02...................................     4.110820        4.396277         19,912
  01/01/03 to 12/31/03...................................     4.396277        4.588908         16,117
  01/01/04 to 12/31/04...................................     4.588908        4.725484         13,186


------------
* Date on which the Sub-Account first became available.

                                                                                             NUMBER OF
                                                                                            ACCUMULATION
                                                           ACCUMULATION                        UNITS
                                                           UNIT VALUE AT   ACCUMULATION    OUTSTANDING AT
                                                           BEGINNING OF    UNIT VALUE AT   END OF PERIOD
                                                              PERIOD       END OF PERIOD   (IN THOUSANDS)
                                                           -------------   -------------   --------------
Lehman Brothers Aggregate Bond Index Sub-Account
  01/22/01* to 12/31/01..................................     1.075873        1.128870          8,293
  01/01/02 to 12/31/02...................................     1.128870        1.223843         12,899
  01/01/03 to 12/31/03...................................     1.223843        1.247632         12,423
  01/01/04 to 12/31/04...................................     1.247632        1.277533         10,899
Salomon Brothers Strategic Bond Opportunities Sub-Account
  04/19/95* to 12/31/95..................................     1.030925        1.158151             --
  01/01/96 to 12/31/96...................................     1.158151        1.305874             --
  01/01/97 to 12/31/97...................................     1.305874        1.430333             --
  01/01/98 to 12/31/98...................................     1.430333        1.439188          2,999
  01/01/99 to 12/31/99...................................     1.439188        1.439668         10,480
  01/01/00 to 12/31/00...................................     1.439668        1.522166         16,507
  01/01/01 to 12/31/01...................................     1.522166        1.603273         20,870
  01/01/02 to 12/31/02...................................     1.603273        1.732982         19,757
  01/01/03 to 12/31/03...................................     1.732982        1.924585         19,494
  01/01/04 to 12/31/04...................................     1.924585        2.023251         17,883
Black Rock Diversified Sub-Account(6)
  (previously State Street Research Diversified
  Sub-Account)
  05/01/04* to 12/31/04..................................    35.331647       38.120554              7
MFS Total Return Sub-Account(1)
  (previously Balanced Sub-Account)
  04/19/95* to 12/31/95..................................     1.073395        1.226569             --
  01/01/96 to 12/31/96...................................     1.226569        1.413947             --
  01/01/97 to 12/31/97...................................     1.413947        1.619885             --
  01/01/98 to 12/31/98...................................     1.619885        1.742881          4,075
  01/01/99 to 12/31/99...................................     1.742881        1.631646         21,661
  01/01/00 to 12/31/00...................................     1.631646        1.578230         27,155
  01/01/01 to 12/31/01...................................     1.578230        1.486939         30,533
  01/01/02 to 12/31/02...................................     1.486939        1.267704         25,819
  01/01/03 to 12/31/03...................................     1.267704        1.497025         22,345
  01/01/04 to 4/30/04....................................     1.497025        1.484675         22,170
MFS Total Return Sub-Account (Class E)
  05/01/04* to 12/31/04..................................    37.796838       41.125167            830
Black Rock Large Cap Value Sub-Account(6)
  (previously State Street Research Large Cap Value
  Sub-Account)
  05/01/02* to 12/31/02..................................     1.000000        0.792409            201
  01/01/03 to 12/31/03...................................     0.792409        1.058093            743
  01/01/04 to 12/31/04...................................     1.058093        1.182333          1,200


------------
* Date on which the Sub-Account first became available.

                                                                                             NUMBER OF
                                                                                            ACCUMULATION
                                                           ACCUMULATION                        UNITS
                                                           UNIT VALUE AT   ACCUMULATION    OUTSTANDING AT
                                                           BEGINNING OF    UNIT VALUE AT   END OF PERIOD
                                                              PERIOD       END OF PERIOD   (IN THOUSANDS)
                                                           -------------   -------------   --------------
Davis Venture Value Sub-Account
  04/19/95* to 12/31/95..................................     1.071349        1.322415             --
  01/01/96 to 12/31/96...................................     1.322415        1.640833             --
  01/01/97 to 12/31/97...................................     1.640833        2.160040             --
  01/01/98 to 12/31/98...................................     2.160040        2.437055          4,389
  01/01/99 to 12/31/99...................................     2.437055        2.824171         33,707
  01/01/00 to 12/31/00...................................     2.824171        3.049260         62,769
  01/01/01 to 12/31/01...................................     3.049260        2.671524         69,236
  01/01/02 to 12/31/02...................................     2.671524        2.203059         59,451
  01/01/03 to 12/31/03...................................     2.203059        2.843065         52,463
  01/01/04 to 12/31/04...................................     2.843065        3.150202         47,447
FI Value Leaders Sub-Account
  04/19/95* to 12/31/95..................................     1.191883        1.483784             --
  01/01/96 to 12/31/96...................................     1.483784        1.727747             --
  01/01/97 to 12/31/97...................................     1.727747        2.274012             --
  01/01/98 to 12/31/98...................................     2.274012        2.790691          4,235
  01/01/99 to 12/31/99...................................     2.790691        3.009259         27,575
  01/01/00 to 12/31/00...................................     3.009259        2.814682         36,472
  01/01/01 to 12/31/01...................................     2.814682        2.388804         33,975
  01/01/02 to 12/31/02...................................     2.388804        1.897133         25,944
  01/01/03 to 12/31/03...................................     1.897133        2.374350         21,952
  01/01/04 to 12/31/04...................................     2.374350        2.662638         18,571
Harris Oakmark Large Cap Value Sub-Account
  05/01/02* to 12/31/02..................................     1.184038        0.971158            971
  01/01/03 to 12/31/03...................................     0.971158        1.200332          2,710
  01/01/04 to 12/31/04...................................     1.200332        1.317239          3,366
Harris Oakmark Focused Value Sub-Account
  04/19/95* to 12/31/95..................................     1.200515        1.436949             --
  01/01/96 to 12/31/96...................................     1.436949        1.666295             --
  01/01/97 to 12/31/97...................................     1.666295        1.927771             --
  01/01/98 to 12/31/98...................................     1.927771        1.797180          1,480
  01/01/99 to 12/31/99...................................     1.797180        1.778414          6,534
  01/01/00 to 12/31/00...................................     1.778414        2.112113         12,974
  01/01/01 to 12/31/01...................................     2.112113        2.661135         27,260
  01/01/02 to 12/31/02...................................     2.661135        2.392241         28,648
  01/01/03 to 12/31/03...................................     2.392241        3.129369         27,596
  01/01/04 to 12/31/04...................................     3.129369        3.392259         25,281


------------
* Date on which the Sub-Account first became available.

                                                                                             NUMBER OF
                                                                                            ACCUMULATION
                                                           ACCUMULATION                        UNITS
                                                           UNIT VALUE AT   ACCUMULATION    OUTSTANDING AT
                                                           BEGINNING OF    UNIT VALUE AT   END OF PERIOD
                                                              PERIOD       END OF PERIOD   (IN THOUSANDS)
                                                           -------------   -------------   --------------
Neuberger Berman Mid Cap Value Sub-Account(10)
  (previously Neuberger Berman Partner Mid Cap Value Sub-
  Account)
  05/01/01* to 12/31/01..................................     1.540633        1.500755            880
  01/01/02 to 12/31/02...................................     1.500755        1.333183          1,921
  01/01/03 to 12/31/03...................................     1.333183        1.790083          2,791
  01/01/04 to 12/31/04...................................     1.790083        2.165131          3,999
Black Rock Investment Trust Sub-Account(6)
  (previously State Street Research Investment Trust
  Sub-Account
  05/01/01* to 12/31/01..................................     7.438037        6.523987            194
  01/01/02 to 12/31/02...................................     6.523987        4.742371            293
  01/01/03 to 12/31/03...................................     4.742371        6.075046            292
  01/01/04 to 12/31/04...................................     6.075046        6.625220            265
MetLife Stock Index Sub-Account
  01/22/01* to 12/31/01..................................     3.886024        3.507534          2,487
  01/01/02 to 12/31/02...................................     3.507534        2.679940          3,307
  01/01/03 to 12/31/03...................................     2.679940        3.379282          3,488
  01/01/04 to 12/31/04...................................     3.379282        3.674694          3,499
MFS Investors Trust Sub-Account(2)
  (previously MFS Research Managers Sub-Account)
  07/01/99* to 12/31/99..................................     1.058483        1.186801          3,133
  01/01/00 to 12/31/00...................................     1.186801        1.127801         27,930
  01/01/01 to 12/31/01...................................     1.127801        0.879018         25,931
  01/01/02 to 12/31/02...................................     0.879018        0.657745         20,614
  01/01/03 to 12/31/03...................................     0.657745        0.804929         17,364
  01/01/04 to 4/30/04....................................     0.804929        0.820243         16,639
MFS Investors Trust Sub-Account
  07/01/99* to 12/31/99..................................     1.025560        1.018894          3,629
  01/01/00 to 12/31/00...................................     1.018894        1.003305         11,237
  01/01/01 to 12/31/01...................................     1.003305        0.831666         14,716
  01/01/02 to 12/31/02...................................     0.831666        0.654341         12,644
  01/01/03 to 12/31/03...................................     0.654341        0.786220         11,517
  01/01/04 to 12/31/04...................................     0.786220        0.863409         25,236
Black Rock Strategic Value Sub-Account(6)
  (previously State Street Research Aurora Sub-Account)
  01/22/01* to 12/31/01..................................     1.233728        1.399874         16,044
  01/01/02 to 12/31/02...................................     1.399874        1.086108         21,052
  01/01/03 to 12/31/03...................................     1.086108        1.608012         21,923
  01/01/04 to 12/31/04...................................     1.608012        1.828885         21,043


------------
* Date on which the Sub-Account first became available.

                                                                                             NUMBER OF
                                                                                            ACCUMULATION
                                                           ACCUMULATION                        UNITS
                                                           UNIT VALUE AT   ACCUMULATION    OUTSTANDING AT
                                                           BEGINNING OF    UNIT VALUE AT   END OF PERIOD
                                                              PERIOD       END OF PERIOD   (IN THOUSANDS)
                                                           -------------   -------------   --------------
FI Mid Cap Opportunities Sub-Account(3)
  (previously Janus Mid Cap Sub-Account)
  01/22/01* to 12/31/01..................................     2.039764        1.548625          4,996
  01/01/02 to 12/31/02...................................     1.548625        1.081569          4,088
  01/01/03 to 12/31/03...................................     1.081569        1.432110          3,213
  01/01/04 to 12/31/04...................................     1.432110        1.649774          3,281
FI Mid Cap Opportunities Sub-Account(4)
  05/01/02* to 12/31/02..................................     1.000000        0.810364             58
  01/01/03 to 12/31/03...................................     0.810364        1.135435            779
  01/01/04 to 04/30/04...................................     1.135435        1.125155            955
MetLife Mid Cap Stock Index Sub-Account
  01/22/01* to 12/31/01..................................     1.048504        1.029834          2,498
  01/01/02 to 12/31/02...................................     1.029834        0.862080          3,847
  01/01/03 to 12/31/03...................................     0.862080        1.143806          3,963
  01/01/04 to 12/31/04...................................     1.143806        1.305167          3,906
FI International Stock Sub-Account(5)
  (previously Putnam International Stock Sub-Account)
  04/19/95* to 12/31/95..................................     1.216847        1.261652             --
  01/01/96 to 12/31/96...................................     1.261652        1.327000             --
  01/01/97 to 12/31/97...................................     1.327000        1.291549             --
  01/01/98 to 12/31/98...................................     1.291549        1.366233          1,839
  01/01/99 to 12/31/99...................................     1.366233        1.678854         11,985
  01/01/00 to 12/31/00...................................     1.678854        1.486746         33,579
  01/01/01 to 12/31/01...................................     1.486746        1.164077         35,940
  01/01/02 to 12/31/02...................................     1.164077        0.947057         31,640
  01/01/03 to 12/31/03...................................     0.947057        1.195786         27,079
  01/01/04 to 12/31/04...................................     1.195786        1.393648         23,524
Morgan Stanley EAFE Index Sub-Account
  01/22/01* to 12/31/01..................................     1.101046        0.851563          2,862
  01/01/02 to 12/31/02...................................     0.851563        0.698977          3,813
  01/01/03 to 12/31/03...................................     0.698977        0.945675          4,248
  01/01/04 to 12/31/04...................................     0.945675        1.112204          5,083
Oppenheimer Global Equity Sub-Account(7)
  (previously Scudder Global Equity Sub-Account)
  05/01/04* to 12/31/04..................................    12.752804       14.710742             10


------------
* Date on which the Sub-Account first became available.

                                                                                             NUMBER OF
                                                                                            ACCUMULATION
                                                           ACCUMULATION                        UNITS
                                                           UNIT VALUE AT   ACCUMULATION    OUTSTANDING AT
                                                           BEGINNING OF    UNIT VALUE AT   END OF PERIOD
                                                              PERIOD       END OF PERIOD   (IN THOUSANDS)
                                                           -------------   -------------   --------------
Black Rock Legacy Large Cap Growth Sub-Account(6)
  (previously State Street Research Large Cap Growth
  Sub-Account)
  04/19/95* to 12/31/95..................................     1.091176        1.401562             --
  01/01/96 to 12/31/96...................................     1.401562        1.563978             --
  01/01/97 to 12/31/97...................................     1.563978        1.937505             --
  01/01/98 to 12/31/98...................................     1.937505        2.823513          4,586
  01/01/99 to 12/31/99...................................     2.823513        3.734589         35,476
  01/01/00 to 12/31/00...................................     3.734589        3.178881         64,981
  01/01/01 to 12/31/01...................................     3.178881        2.757580         64,873
  01/01/02 to 12/31/02...................................     2.757580        1.817138         52,142
  01/01/03 to 12/31/03...................................     1.817138        2.421756         44,305
  01/01/04 to 12/31/04...................................     2.421756        2.598485         37,765
Jennison Growth Sub-Account(8)
  (previously Met/Putnam Voyager Sub-Account)
  05/01/00* to 12/31/00..................................     1.000000        0.723242         14,013
  01/01/01 to 12/31/01...................................     0.723242        0.493305         24,115
  01/01/02 to 12/31/02...................................     0.493305        0.345800         20,078
  01/01/03 to 12/31/03...................................     0.345800        0.429335         16,954
  01/01/04 to 12/31/04...................................     0.429335        0.444439         14,855
T. Rowe Price Large Cap Growth Sub-Account
  05/01/04* to 12/31/04..................................     1.116697        1.210073            279
Loomis Sayles Small Cap Sub-Account
  04/19/95* to 12/31/95..................................     1.009980        1.218215             --
  01/01/96 to 12/31/96...................................     1.218215        1.569712             --
  01/01/97 to 12/31/97...................................     1.569712        1.932590             --
  01/01/98 to 12/31/98...................................     1.932590        1.873409          2,233
  01/01/99 to 12/31/99...................................     1.873409        2.433952         11,469
  01/01/00 to 12/31/00...................................     2.433952        2.526234         33,563
  01/01/01 to 12/31/01...................................     2.526234        2.271012         32,465
  01/01/02 to 12/31/02...................................     2.271012        1.756676         26,586
  01/01/03 to 12/31/03...................................     1.756676        2.363985         23,367
  01/01/04 to 12/31/04...................................     2.363985        2.713014         20,795
Russell 2000 Index Sub-Account
  01/22/01* to 12/31/01..................................     1.201374        1.184491          3,277
  01/01/02 to 12/31/02...................................     1.184491        0.927196          3,913
  01/01/03 to 12/31/03...................................     0.927196        1.332270          4,506
  01/01/04 to 12/31/04...................................     1.332270        1.542319          4,835
Black Rock Aggressive Growth Sub-Account(6)
  (previously State Street Research Aggressive Growth
  Sub-Account)
  05/01/04* to 12/31/04..................................    33.567147       37.215656              1


------------
* Date on which the Sub-Account first became available.

                                                                                             NUMBER OF
                                                                                            ACCUMULATION
                                                           ACCUMULATION                        UNITS
                                                           UNIT VALUE AT   ACCUMULATION    OUTSTANDING AT
                                                           BEGINNING OF    UNIT VALUE AT   END OF PERIOD
                                                              PERIOD       END OF PERIOD   (IN THOUSANDS)
                                                           -------------   -------------   --------------
Franklin Templeton Small Cap Growth Sub-Account
  05/01/01* to 12/31/01..................................     1.000000        0.879708          2,544
  01/01/02 to 12/31/02...................................     0.879708        0.624213          3,560
  01/01/03 to 12/31/03...................................     0.624213        0.890094          4,407
  01/01/04 to 12/31/04...................................     0.890094        0.975527          3,986
T. Rowe Price Small Cap Growth Sub-Account
  05/01/04* to 12/31/04..................................     1.238152        1.320013             42
PIMCO Total Return Sub-Account
  05/01/01* to 12/31/01..................................     1.001001        1.053729          7,734
  01/01/02 to 12/31/02...................................     1.053729        1.135740         24,068
  01/01/03 to 12/31/03...................................     1.135740        1.168176         26,470
  01/01/04 to 12/31/04...................................     1.168176        1.209265         24,664
Lord Abbett Bond Debenture Sub-Account
  05/01/01* to 12/31/01..................................     1.385968        1.370827          1,573
  01/01/02 to 12/31/02...................................     1.370827        1.344019          3,429
  01/01/03 to 12/31/03...................................     1.344019        1.579255          6,199
  01/01/04 to 12/31/04...................................     1.519255        1.684418          6,610
Neuberger Berman Real Estate Sub-Account
  05/01/04* to 12/31/04..................................     9.998849       12.833645            157
Met/AIM Mid Cap Core Equity Sub-Account
  05/01/02* to 12/31/02..................................     1.139697        0.966588            236
  01/01/03 to 12/31/03...................................     0.966588        1.202639            924
  01/01/04 to 12/31/04...................................     1.202639        1.356668          1,247
Harris Oakmark International Sub-Account
  05/01/02* to 12/31/02..................................     1.059613        0.883774             28
  01/01/03 to 12/31/03...................................     0.883774        1.177828          1,735
  01/01/04 to 12/31/04...................................     1.177828        1.401690          3,988
MFS Research International Sub-Account
  05/01/01* to 12/31/01..................................     0.972176        0.847826            634
  01/01/02 to 12/31/02...................................     0.847826        0.737353          1,416
  01/01/03 to 12/31/03...................................     0.737353        0.960139          2,008
  01/01/04 to 12/31/04...................................     0.960139        1.131941          2,711
Janus Aggressive Growth Sub-Account(11)
  (previously Janus Growth Sub-Account)
  05/01/01* to 12/31/01..................................     1.000000        0.774690          1,526
  01/01/02 to 12/31/02...................................     0.774690        0.528474          2,459
  01/01/03 to 12/31/03...................................     0.528474        0.676949          2,772
  01/01/04 to 12/31/04...................................     0.676949        0.723856          2,154


------------
* Date on which the Sub-Account first became available.

                                                                                             NUMBER OF
                                                                                            ACCUMULATION
                                                           ACCUMULATION                        UNITS
                                                           UNIT VALUE AT   ACCUMULATION    OUTSTANDING AT
                                                           BEGINNING OF    UNIT VALUE AT   END OF PERIOD
                                                              PERIOD       END OF PERIOD   (IN THOUSANDS)
                                                           -------------   -------------   --------------
T. Rowe Price Mid-Cap Growth Sub-Account
  05/01/01* to 12/31/01..................................     0.980536        0.823736          1,984
  01/01/02 to 12/31/02...................................     0.823736        0.454589          3,441
  01/01/03 to 12/31/03...................................     0.454589        0.612518          5,480
  01/01/04 to 12/31/04...................................     0.612518        0.711632          6,950
Met/AIM Small Cap Growth Sub-Account
  05/01/02* to 12/31/02..................................     1.122185        0.847295            338
  01/01/03 to 12/31/03...................................     0.847295        1.160250            589
  01/01/04 to 12/31/04...................................     1.160250        1.217670            632
RCM Global Technology Sub-Account(9)
  (previously, PIMCO PEA Innovation Sub-Account)
  05/01/01* to 12/31/01..................................     0.822515        0.609384          2,482
  01/01/02 to 12/31/02...................................     0.609384        0.296057          2,096
  01/01/03 to 12/31/03...................................     0.296057        0.460016          4,496
  01/01/04 to 12/31/04...................................     0.460016        0.434043          3,604
American Funds Growth Income Sub-Account
  05/01/01* to 12/31/01..................................     8.470922        8.166745          1,354
  01/01/02 to 12/31/02...................................     8.166745        6.559432          2,467
  01/01/03 to 12/31/03...................................     6.559432        8.544391          3,314
  01/01/04 to 12/31/04...................................     8.544391        9.276103          3,723
American Funds Growth Sub-Account
  05/01/01* to 12/31/01..................................    12.927310       10.979737            948
  01/01/02 to 12/31/02...................................    10.979737        8.158775          1,815
  01/01/03 to 12/31/03...................................     8.158775       10.979316          2,857
  01/01/04 to 12/31/04...................................    10.979316       12.148754          3,327
American Funds Global Small Capitalization Sub-Account
  05/01/01* to 12/31/01..................................     1.476716        1.342550            948
  01/01/02 to 12/31/02...................................     1.342550        1.068961          2,108
  01/01/03 to 12/31/03...................................     1.068961        1.614333          2,973
  01/01/04 to 12/31/04...................................     1.614333        1.919416          3,555


------------

 *  Date on which the Sub-Account first became available.


 (1) Previously, the Balanced Sub-Account. On April 30, 2004, the Balanced Portfolio merged into the MFS Total Return Portfolio.



 (2) Previously, MFS Research Managers Sub-Account. On April 30, 2004, the MFS Research Managers Portfolio merged into the MFS Investors Trust Portfolio.



 (3) Previously, the Janus Mid Cap Sub-Account. On April 30, 2004, the FI Mid Cap Opportunities Portfolio merged into the Janus Mid Cap Portfolio and immediately following the merger, the Janus Mid Cap Portfolio was renamed the FI Mid Cap Opportunities Portfolio. Information shown for the FI Mid Cap Opportunities Sub-Account (formerly Janus Mid Cap Sub-Account) reflects the unit value history of the Janus Mid Cap Sub-Account through the date of the merger.



 (4) Previously, the FI Mid Cap Opportunities Sub-Account. On April 30, 2004, the FI Mid Cap Opportunities Portfolio merged into the Janus Mid Cap Portfolio and immediately following the merger, the Janus Mid Cap Portfolio was renamed the FI Mid Cap Opportunities Portfolio.

 (5) Previously, the Morgan Stanley International Magnum Equity Sub-Account. On December 1, 2000, the Putnam International Stock Portfolio was substituted for the Morgan Stanley International Magnum Equity Series of the New England Zenith Fund, which is no longer available for investment under the Contract. The information shown for the FI International Stock Sub-Account reflects the accumulation unit value history of the Morgan Stanley International Equity Sub-Account through the date of the substitution.



 (6) Effective January 31, 2005, State Street Research Money Market Sub-Account changed its name to BlackRock Money Market Sub-Account; State Street Research Bond Income Sub-Account changed its name to BlackRock Bond Income Sub-Account; State Street Research Diversified Sub-Account changed its name to BlackRock Diversified Sub-Account; State Street Research Large Cap Value Sub-Account changed its name BlackRock Large Cap Value Sub-Account; State Street Research Investment Trust Sub-Account changed its name to BlackRock Investment Trust Sub-Account; State Street Research Aurora Sub-Account changed its name to BlackRock Strategic Value Sub-Account; State Street Research Large Cap Growth Sub-Account changed its name to BlackRock Legacy Large Cap Growth Sub-Account and State Street Research Aggressive Growth Sub-Account changed its name to BlackRock Aggressive Growth Sub-Account; and BlackRock Advisors, Inc. replaced State Street Research & Management Company as subadviser.



 (7) Effective May 1, 2005, Scudder Global Equity Sub-Account changed its name to Oppenheimer Global Equity Sub-Account and OppenheimerFunds, Inc. replaced Deutsche Investment Management Americas, Inc. as subadviser.



 (8) On or about April 29, 2005, the Met/Putnam Voyager Portfolio that had been offered as an Eligible Fund up through that date, merged with and into the Jennison Growth Portfolio.



 (9) Effective May 1, 2005, PIMCO PEA Innovation Sub-Account changed its name to RCM Global Technology Sub-Account. Effective January 15, 2005 RCM Capital Management LLC replaced PEA Capital LLC as Adviser (subadviser).



(10) Effective May 1, 2005, Neuberger Berman Partners Mid Cap Value Sub-Account changed its name to Neuberger Berman Mid Cap Value Sub-Account.



(11) Previously, the Janus Growth Sub-Account. On April 28, 2003, the Janus Growth Portfolio merged into the Janus Aggressive Growth Portfolio. Information shown for the Janus Aggressive Growth Sub-Account is based on the May 1, 2001 inception date of the Janus Growth Sub-Account and reflects the accumulation unit value history of the Janus Growth Sub-Account through the date of the merger.



     Premium tax rates are subject to change. At present we pay premium taxes in the following jurisdictions at the rates shown.



                                                    CONTRACTS USED
                                                  WITH TAX QUALIFIED   ALL OTHER
JURISDICTION                                       RETIREMENT PLANS    CONTRACTS
------------                                      ------------------   ---------
California                                               0.50%*          2.35%
Maine                                                      --            2.00%
Nevada                                                     --            3.50%
South Dakota                                               --            1.25%
West Virginia                                            1.00%           1.00%
Wyoming                                                    --            1.00%


------------

* Contracts sold to sec.408(a) IRA Trusts are taxed at 2.35%.

     See "Premium Tax Charges" in the prospectus for more information about how premium taxes affect your Contract.

                               TABLE OF CONTENTS

                                     OF THE

                      STATEMENT OF ADDITIONAL INFORMATION

                           FOR AMERICAN GROWTH SERIES



                                                                 PAGE
                                                                ------
THE COMPANY AND THE VARIABLE ACCOUNT........................      II-3
SERVICES RELATING TO THE VARIABLE ACCOUNT AND THE
  CONTRACTS.................................................      II-3
INVESTMENT ADVICE...........................................      II-3
DISTRIBUTION OF THE CONTRACTS...............................      II-4
CALCULATION OF PERFORMANCE DATA.............................      II-5
CALCULATION OF YIELDS.......................................      II-6
NET INVESTMENT FACTOR.......................................      II-8
ANNUITY PAYMENTS............................................      II-8
HYPOTHETICAL ILLUSTRATIONS OF ANNUITY INCOME PAYOUTS........      II-9
HISTORICAL ILLUSTRATIONS OF ANNUITY INCOME PAYOUTS..........     II-10
THE FIXED ACCOUNT...........................................     II-10
TAX STATUS OF THE CONTRACTS.................................     II-11
EXPERTS.....................................................     II-12
LEGAL MATTERS...............................................     II-12
FINANCIAL STATEMENTS........................................       F-1



     If you would like a copy of any of the following Statements of Additional Information, please check the appropriate box below and mail to:



     New England Securities Corporation


     501 Boylston Street


     Boston, Massachusetts 02116



[ ]   American Growth Series -- New England Variable Annuity Separate Account
[ ]   Metropolitan Series Fund, Inc.
[ ]   Met Investors Series Trust
[ ]   American Funds Insurance Series
[ ]   My current address is:

                                   Name
      -------------------------             --------------------------------------
          Contract Number

                                   Address
                                            --------------------------------------

      -------------------------             --------------------------------------
            Signature                                                          Zip

                           AMERICAN GROWTH SERIES - I

                     Individual Variable Annuity Contracts

                   Issued By
New England Variable Annuity Separate Account of        Annuity Administrative Office
       New England Life Insurance Company                       P.O. Box 14594
              501 Boylston Street                         Des Moines, IA 50306-3594
                Boston, MA 02116
                 (800) 435-4117


                          SUPPLEMENT DATED MAY 1, 2005
        TO THE PROSPECTUS DATED MAY 1, 2000 (AS ANNUALLY SUPPLEMENTED).



     This supplement updates certain information in the prospectus dated May 1, 2000 (as annually supplemented), describing individual flexible and single purchase payment variable annuity contracts (the "Contracts") funded by New England Variable Annuity Separate Account (the "Variable Account"). You should read and retain this supplement. Certain additional information about the Contracts is contained in a Statement of Additional Information ("SAI") dated May 1, 2005, as it may be supplemented from time to time, which has been filed with the Securities and Exchange Commission ("SEC") and is incorporated herein by reference. A complete prospectus dated May 1, 2000, and any previous supplements, as well as the Statement of Additional Information, may be obtained free of charge by writing to New England Securities Corporation at 501 Boylston Street, Boston, Massachusetts 02116 or telephoning 1-800-356-5015.


     NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED THESE CONTRACTS OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     THE SEC MAINTAINS A WEBSITE THAT CONTAINS THE SAI, MATERIAL INCORPORATED BY REFERENCE, AND OTHER INFORMATION REGARDING REGISTRANTS THAT FILE ELECTRONICALLY WITH THE SEC. THE ADDRESS OF THE SITE IS HTTP://WWW.SEC.GOV.

     THE ELIGIBLE FUND PROSPECTUSES ARE ATTACHED. PLEASE READ THEM AND KEEP THEM FOR REFERENCE.

     WE DO NOT GUARANTEE HOW ANY OF THE SUB-ACCOUNTS OR ELIGIBLE FUNDS WILL PERFORM. THE CONTRACTS AND ELIGIBLE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY.

                                   HIGHLIGHTS

NON-NATURAL PERSONS AS OWNERS

     If the owner of a non-qualified annuity contract is not a natural person (e.g., a corporation, partnership or certain trusts) gains under the contract are generally not eligible for tax deferral.

STATE VARIATIONS

     Contracts issued in your state may provide different features and benefits from, and impose different costs than, those described in this supplement. This supplement updates certain information in the prospectus. Your actual Contract and any endorsements are the controlling documents. If you would like to review a copy of the Contract and endorsements, contact our Annuity Administrative Office.

     We offer other variable annuity contracts that have different death benefits, contract features, fund selections, and optional programs. However, these other contracts also have different charges that would affect your sub-account performance and contract values. To obtain more information about these other contracts, contact our Annuity Administrative Office or your registered representative.

                                 EXPENSE TABLE

     The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer cash value between Eligible Fund options. State premium taxes may also be deducted.

CONTRACT OWNER TRANSACTION EXPENSES
          Sales Charge Imposed on Purchase Payments.........          None

          Contingent Deferred Sales Charge
            (as a percentage of each purchase payment)......           7%
                                                              declining annually --
                                                                  see Note (1)

          Transfer Fee(2)...................................           $0

NOTES:

(1) The Contingent Deferred Sales Charge is a declining percentage of each purchase payment, as follows:

   NUMBER OF COMPLETE
 YEARS FROM RECEIPT OF
    PURCHASE PAYMENT      CHARGE
------------------------  ------
           0                7%
           1                6%
           2                5%
           3                4%
           4                3%
           5                2%
           6                1%
    7 and thereafter        0%

(2) We reserve the right to limit the number and amount of transfers and impose a transfer fee.

     The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Eligible Fund fees and expenses.

ANNUAL CONTRACT FEE
          Administration Contract Charge(1).................   $30

VARIABLE ACCOUNT ANNUAL EXPENSES

     (as a percentage of average daily net assets in the subaccounts)


                                                                AMERICAN FUNDS GROWTH
                                                             SUB-ACCOUNT, AMERICAN FUNDS
                                                            GROWTH-INCOME SUB-ACCOUNT AND
                                                                AMERICAN FUNDS GLOBAL          ALL OTHER
                                                           SMALL CAPITALIZATION SUB-ACCOUNT   SUB-ACCOUNTS
                                                           --------------------------------   ------------
          Mortality and Expense Risk Charge..............               1.50%                    1.25%
          Administration Asset Charge....................                .10%                     .10%
                                                                        -----                    -----
                    Total Variable Account Annual
                      Expenses...........................               1.60%                    1.35%


NOTES:

(1)  The Administration Contract Charge is not imposed after annuitization.

     The next item shows the minimum and maximum total operating expenses charged by the Eligible Funds that you may pay periodically during the time that you own the Contract. More detail concerning each Eligible Fund's fees and expenses is contained below and in the prospectus for each Eligible Fund.

RANGE OF ELIGIBLE FUND OPERATING EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)


                                                              MINIMUM   MAXIMUM
                                                              -------   -------
Total Annual Eligible Fund Operating Expenses

(expenses that are deducted from Eligible Fund assets,
including management fees, distribution (12b-1) fees, and
other expenses).............................................    .42%     1.40%



                                                              MINIMUM   MAXIMUM
                                                              -------   -------
Net Total Annual Eligible Fund Operating Expenses(1)

(expenses that are deducted from Eligible Fund assets,
including management fees, distribution (12b-1) fees, and
other expenses after any applicable contractual waiver or
reimbursement arrangement)..................................    .41%     1.40%


NOTE:


(1) The range of Net Total Annual Eligible Fund Operating Expenses takes into account contractual arrangements for certain Eligible Funds that require the investment adviser to reimburse or waive Eligible Fund operating expenses until April 30, 2006, as described in more detail below.



     The following table shows the annual operating expenses for each Eligible Fund for the year ended December 31, 2004, before and after any applicable contractual expense subsidy or expense deferral arrangement (anticipated expenses for 2005 for the MetLife Conservative Allocation, the MetLife Conservative to Moderate Allocation, the MetLife Moderate Allocation, the MetLife Moderate to Aggressive Allocation, and the MetLife Aggressive Allocation Portfolios).


ANNUAL ELIGIBLE FUND OPERATING EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)(1)


                                                                               GROSS     CONTRACTUAL    NET TOTAL
                                                       12B-1                   TOTAL       EXPENSE     CONTRACTUAL
                                       MANAGEMENT   DISTRIBUTION    OTHER      ANNUAL    SUBSIDY OR      ANNUAL
                                          FEES        FEES(2)      EXPENSES   EXPENSES    DEFERRAL     EXPENSES(3)
                                       ----------   ------------   --------   --------   -----------   -----------
METROPOLITAN SERIES FUND,
  INC.("METROPOLITAN FUND")(4)
BlackRock Money Market
  Portfolio(5).......................     .35%            0%         .07%       .42%         .01%          .41%
Salomon Brothers U.S. Government
  Portfolio..........................     .55%            0%         .09%       .64%           0%          .64%
BlackRock Bond Income Portfolio(5)...     .40%            0%         .06%       .46%           0%          .46%
Lehman Brothers Aggregate Bond Index
  Portfolio(5).......................     .25%          .25%         .07%       .57%         .01%          .56%
Salomon Brothers Strategic Bond
  Opportunities Portfolio............     .65%            0%         .12%       .77%           0%          .77%
BlackRock Diversified Portfolio......     .44%          .25%         .06%       .75%           0%          .75%

                                                                               GROSS     CONTRACTUAL    NET TOTAL
                                                       12b-1                   TOTAL       EXPENSE     CONTRACTUAL
                                       MANAGEMENT   DISTRIBUTION    OTHER      ANNUAL    SUBSIDY OR      ANNUAL
                                          FEES        FEES(2)      EXPENSES   EXPENSES    DEFERRAL     EXPENSES(3)
                                       ----------   ------------   --------   --------   -----------   -----------
MFS Total Return Portfolio...........     .50%          .15%         .14%       .79%           0%          .79%
BlackRock Large Cap Value
  Portfolio(5).......................     .70%          .15%         .23%      1.08%           0%         1.08%
Davis Venture Value Portfolio........     .72%            0%         .06%       .78%           0%          .78%
FI Value Leaders Portfolio...........     .66%            0%         .08%       .74%           0%          .74%
Harris Oakmark Large Cap Value
  Portfolio..........................     .73%          .15%         .06%       .94%           0%          .94%
Harris Oakmark Focused Value
  Portfolio..........................     .73%            0%         .05%       .78%           0%          .78%
Neuberger Berman Mid Cap Value
  Portfolio..........................     .68%          .25%         .08%      1.01%           0%         1.01%
BlackRock Investment Trust
  Portfolio..........................     .49%          .25%         .05%       .79%           0%          .79%
MetLife Stock Index Portfolio(5).....     .25%          .25%         .05%       .55%         .01%          .54%
MFS Investors Trust Portfolio(5).....     .75%            0%         .22%       .97%           0%          .97%
BlackRock Strategic Value
  Portfolio..........................     .83%            0%         .06%       .89%           0%          .89%
FI Mid Cap Opportunities Portfolio...     .68%          .25%         .07%      1.00%           0%         1.00%
MetLife Mid Cap Stock Index
  Portfolio(5).......................     .25%          .25%         .10%       .60%         .01%          .59%
FI International Stock Portfolio.....     .86%            0%         .22%      1.08%           0%         1.08%
Morgan Stanley EAFE Index
  Portfolio..........................     .30%          .25%         .29%       .84%         .01%          .83%
Oppenheimer Global Equity
  Portfolio..........................     .62%          .25%         .19%      1.06%           0%         1.06%
BlackRock Legacy Large Cap Growth
  Portfolio..........................     .74%            0%         .06%       .80%           0%          .80%
Jennison Growth Portfolio............     .65%            0%         .06%       .71%           0%          .71%
T. Rowe Price Large Cap Growth
  Portfolio(5).......................     .62%          .25%         .12%       .99%           0%          .99%
Loomis Sayles Small Cap
  Portfolio(5).......................     .90%            0%         .08%       .98%         .05%          .93%
Russell 2000 Index Portfolio(5)......     .25%          .25%         .12%       .62%         .01%          .61%
BlackRock Aggressive Growth
  Portfolio..........................     .73%          .25%         .06%      1.04%           0%         1.04%
Franklin Templeton Small Cap Growth
  Portfolio(5).......................     .90%          .25%         .25%      1.40%           0%         1.40%
T. Rowe Price Small Cap Growth
  Portfolio..........................     .52%          .25%         .08%       .85%           0%          .85%
MET INVESTORS SERIES TRUST(4)
PIMCO Total Return Portfolio.........     .50%          .25%         .06%       .81%           0%          .81%
Lord Abbett Bond Debenture
  Portfolio..........................     .52%          .25%         .06%       .83%           0%          .83%
Neuberger Berman Real Estate
  Portfolio(6).......................     .70%          .25%         .03%       .98%           0%          .98%
Met/AIM Mid Cap Core Equity
  Portfolio(6)(7)....................     .73%          .25%         .10%      1.08%           0%         1.08%
Harris Oakmark International
  Portfolio(6)(7)....................     .84%          .15%         .15%      1.14%           0%         1.14%
MFS Research International
  Portfolio(6)(7)....................     .77%          .25%         .30%      1.32%         .07%         1.25%
Janus Aggressive Growth
  Portfolio(6)(7)....................     .68%          .25%         .14%      1.07%           0%         1.07%
Oppenheimer Capital Appreciation
  Portfolio(6)(7)....................     .60%          .25%         .10%       .95%          .0%          .95%
T. Rowe Price Mid-Cap Growth
  Portfolio(6)(7)....................     .75%          .25%         .16%      1.16%         .01%         1.15%
Met/AIM Small Cap Growth
  Portfolio(6)(7)....................     .90%          .25%         .14%      1.29%           0%         1.29%
RCM Global Technology Portfolio(6)...     .90%          .25%         .01%      1.16%           0%         1.16%
AMERICAN FUNDS INSURANCE SERIES(4)
American Funds Growth-Income Fund....     .29%          .25%         .02%       .56%           0%          .56%
American Funds Growth Fund...........     .35%          .25%         .01%       .61%           0%          .61%
American Funds Global Small
  Capitalization Fund................     .77%          .25%         .04%      1.06%           0%         1.06%

                                                                                                                     NET TOTAL
                                                                                                                      ANNUAL
                                                                                                                     PORTFOLIO
                                                                                                                     EXPENSES
                                                                                                                     INCLUDING
                                                                              GROSS     CONTRACTUAL    NET TOTAL     ESTIMATED
                                                      12B-1                   TOTAL       EXPENSE     CONTRACTUAL   EXPENSES OF
                                      MANAGEMENT   DISTRIBUTION    OTHER      ANNUAL    SUBSIDY OR      ANNUAL      UNDERLYING
                                         FEES        FEES(2)      EXPENSES   EXPENSES    DEFERRAL     EXPENSES(3)   PORTFOLIOS
                                      ----------   ------------   --------   --------   -----------   -----------   -----------
METROPOLITAN FUND-ASSET ALLOCATION
  PORTFOLIOS(4)
MetLife Conservative Allocation
  Portfolio Class B(5)(8)...........     .10%          .25%         .25%       .60%          .25%         .35%         1.00%
MetLife Conservative to Moderate
  Allocation Portfolio Class
  B(5)(8)...........................     .10%          .25%         .08%       .43%          .08%         .35%         1.02%
MetLife Moderate Allocation
  Portfolio Class B(5)(8)...........     .10%          .25%         .05%       .40%          .05%         .35%         1.04%
MetLife Moderate to Aggressive
  Allocation Portfolio Class
  B(5)(8)...........................     .10%          .25%         .06%       .41%          .06%         .35%         1.07%
MetLife Aggressive Allocation
  Portfolio Class B(5)(8)...........     .10%          .25%         .19%       .54%          .19%         .35%         1.09%



NOTES:



(1) The Eligible Fund expenses used to prepare this table were provided to us by the Eligible Funds. We have not independently verified such information. The expenses shown are those incurred for the year ended December 31, 2004 or estimated for 2005. Current or future expenses may be greater or less than those shown.



(2) The Metropolitan Fund, Met Investors Series Trust, and American Funds Insurance Series have each adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. The Distribution Plan is described in more detail in the relevant Fund's prospectus.



(3) Net Total Contractual Annual Expenses do not reflect any expense reductions resulting from directed brokerage arrangements.



(4) Our affiliate, MetLife Advisers, LLC ("MetLife Advisers"), is the investment manager for the Portfolios of the Metropolitan Fund including the Metropolitan Fund -- Asset Allocation Portfolios. Our affiliate, Met Investors Advisory LLC ("Met Investors Advisory") is the manager of the Portfolios of the Met Investors Series Trust. Capital Research and Management Company is the investment adviser of the American Funds Insurance Series.



(5) MetLife Advisers and the Metropolitan Fund have entered into an Expense Agreement under which MetLife Advisers will waive management fees and/or pay expenses (other than brokerage costs, interest, taxes or extraordinary expenses) of certain Portfolios so that total annual expenses of these Portfolios will not exceed, at any time prior to April 30, 2006, the following percentages: 1.40% for the Franklin Templeton Small Cap Growth Portfolio; 1.10% for the BlackRock Large Cap Value Portfolio; 1.00% for the MFS Investors Trust Portfolio; .35% for the MetLife Conservative Allocation Portfolio; .35% for the MetLife Conservative to Moderate Allocation Portfolio; .35% for the MetLife Moderate Allocation Portfolio; .35% for the MetLife Moderate to Aggressive Allocation Portfolio; and .35% for the MetLife Aggressive Allocation Portfolio. Under the agreement, if certain conditions are met, MetLife Advisers may be reimbursed for fees waived and expenses paid with respect to the Franklin Templeton Small Cap Growth Portfolio, BlackRock Large Cap Value Portfolio and MFS Investors Trust Portfolio if, in the future, actual expenses of these portfolios are less than these expense limits. MetLife Advisers has contractually agreed, until at least April 30, 2006, to reduce the Management Fee by the following percentages: .05% on all assets for the Loomis Sayles Small Cap Portfolio; .006% on all assets for the Lehman Brothers Aggregate Bond Index Portfolio; .007% on all assets for the MetLife Stock Index Portfolio; .007% on all assets for the MetLife Mid Cap Stock Index Portfolio; .007% on all assets for the Russell 2000 Index Portfolio; .007% on all assets for the Morgan Stanley EAFE Index Portfolio; .025% on assets in excess of $1 billion and less than $2 billion for the BlackRock Bond Income Portfolio; .005% on the first $500 million of assets and .015% on the next $500 million of assets for the BlackRock Money Market Portfolio; and .015% on the first $50 million of assets for the T. Rowe Price Large Cap Growth Portfolio.



(6) Met Investors Advisory and Met Investors Series Trust have entered into an Expense Limitation Agreement under which Met Investors Advisory has agreed to waive or limit its fees and to assume other expenses so that the total annual expenses of each Portfolio (other than interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles and other extraordinary expenses) will not exceed, at any time prior to April 30, 2006, the following percentages: 1.15% for the Neuberger Berman Real Estate Portfolio; 1.15% for the Met/AIM Mid Cap Core Equity Portfolio; 1.30% for the Met/AIM Small Cap Growth Portfolio; 1.15% for the T. Rowe Price Mid-Cap Growth Portfolio; 1.35% for the RCM Global Technology Portfolio; 1.25% for the MFS Research International Portfolio; 1.00% for the Oppenheimer Capital Appreciation Portfolio; 1.25% for the Harris Oakmark International Portfolio and 1.15% for the Janus Aggressive Growth Portfolio. Net Total Contractual Annual Expenses for the following Portfolios have been restated to reflect the terms of the Expense Limitation Agreement that became effective May 1, 2005: T. Rowe Price Mid-Cap Growth Portfolio and MFS Research International Portfolio. Under certain circumstances, any fees waived or expenses reimbursed by the investment manager may be repaid to the investment manager if, in the future, actual expenses of these Portfolios are less than these expense limits.



(7) Certain amounts were recouped by the investment manager during 2004. These amounts are reflected in Other Expenses and per Portfolio are: 04% for the Oppenheimer Capital Appreciation Portfolio .05% for the Met/AIM Mid Cap Core Equity Portfolio; .14% for the MFS Research International Portfolio; .06% for the Met/AIM Small Cap Growth Portfolio; .07% for the Janus Aggressive Growth Portfolio; .09% for the T. Rowe Price Mid-Cap Growth Portfolio and .02% for the Harris Oakmark International Portfolio.



(8) The MetLife Conservative Allocation, MetLife Conservative to Moderate Allocation, MetLife Moderate Allocation, MetLife Moderate to Aggressive Allocation and the MetLife Aggressive Allocation Portfolios (the "Asset Allocation Portfolios") are each "funds of funds" that invest substantially all of their respective assets in Class A shares of various other underlying portfolios. Each Asset Allocation Portfolio will have its own expenses and will also bear its pro rata portion of the operating expenses of the underlying portfolios in which the Asset Allocation Portfolio invests, including the management fee. The Asset Allocation Portfolios will begin operations on or about May 1, 2005. The estimated expenses of the underlying portfolios (after applicable expense limitations) are .65% for the MetLife Conservative Allocation Portfolio, .67% for the MetLife Conservative to Moderate Allocation Portfolio, .69% for the MetLife Moderate Allocation Portfolio, .72% for the MetLife Moderate to Aggressive Allocation Portfolio, and .74% for the MetLife Aggressive Allocation Portfolio. The estimated Total Contractual Annual Expenses of the Asset Allocation Portfolios, including the weighted average of the total operating expenses of the underlying portfolios (before applicable expense limitations) are: 1.25% for the MetLife Conservative Allocation Portfolio, 1.10% for the MetLife Conservative to Moderate Allocation Portfolio, 1.10% for the MetLife Moderate Allocation Portfolio, 1.13% for the MetLife Moderate to Aggressive Allocation Portfolio, and 1.29% for the MetLife Aggressive Allocation Portfolio. Therefore, Contract Owners may be able to realize lower aggregate expenses by investing directly in the underlying portfolios instead of the Asset Allocation Portfolios. A Contract Owner who chooses to invest directly in the underlying portfolios would not, however, receive the asset allocation services provided by MetLife Advisers.

EXAMPLE

     The Example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract fees, separate account annual expenses, and Eligible Fund fees and expenses.(1)

     The Example assumes that you invest $10,000 in a Contract for the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the (a) maximum and (b) minimum fees and expenses of any of the Eligible Funds (before reimbursement and/or waiver). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

     (1) If you surrender your Contract or annuitize under a period certain option for a specified period of less than 15 years (with applicable contingent deferred sales charges deducted) at the end of the applicable time period:


                                              1 YEAR     3 YEARS     5 YEARS    10 YEARS
                                              -------   ---------   ---------   ---------
(a).........................................  $928.59   $1,349.71   $1,780.41   $3,122.15
(b).........................................  $837.52   $1,069.74   $1,288.60   $2,139.99


     (2) If you do not surrender your Contract or if you annuitize under a life contingency option or under a period certain option for a minimum specified period of 15 years (no contingent deferred sales charges would be deducted(2)):


                                              1 YEAR     3 YEARS     5 YEARS    10 YEARS
                                              -------   ---------   ---------   ---------
(a).........................................  $283.96   $  869.81   $1,480.41   $3,122.15
(b).........................................  $185.85   $  574.99   $  988.60   $2,139.99


     PLEASE REMEMBER THAT THE EXAMPLES ARE SIMPLY ILLUSTRATIONS AND DO NOT REFLECT PAST OR FUTURE EXPENSES. Your actual expenses may be higher or lower than those reflected in the examples depending on the features you choose. Similarly your rate of return may be more or less than the 5% assumed in the examples.

---------------
NOTES:


(1) The example does not reflect transfer fees or premium taxes (which may range up to 3.5%, depending on the jurisdiction). In these examples, the average Administration Contract Charge of .060% has been used. (See Note (1) to the first table on p. A-3.)


(2) If you subsequently withdraw the commuted value of amounts placed under any of these options, we will deduct from the amount you receive a portion of the Contingent Deferred Sales Charge amount that would have been deducted when you originally applied the Contract proceeds to the option. (See "Contingent Deferred Sales Charge" and "Annuity Options" for more information.)
--------------------------------------------------------------------------------

Condensed financial information containing the Accumulation Unit Value history appears at the end of this prospectus (p. A-27).

                                  THE COMPANY


     We were organized as a stock life insurance company in Delaware in 1980 and are authorized to operate in all states, the District of Columbia and Puerto Rico. Formerly, we were a wholly-owned subsidiary of New England Mutual Life Insurance Company ("New England Mutual"). On August 30, 1996, New England Mutual merged into Metropolitan Life Insurance Company ("MetLife"), an insurance company whose principle office is One Madison Avenue, New York, NY 10010. MetLife is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company. MetLife then became the parent of New England Variable Life Insurance Company which changed its name to "New England Life Insurance Company," (the "Company") and changed its domicile from the State of Delaware to the Commonwealth of Massachusetts. The Company is located at 501 Boylston Street, Boston, Massachusetts 02116.


     We are a member of the Insurance Marketplace Standards Association ("IMSA"), and as such may include the IMSA logo and information about IMSA membership in our advertisements. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

                              THE VARIABLE ACCOUNT

     We established a separate investment account, New England Variable Annuity Separate Account (the "Variable Account"), under Delaware law on July 1, 1994, to hold the assets backing the Contracts. When the Company changed its domicile to Massachusetts on August 30, 1996 the Variable Account became subject to Massachusetts law. The Variable Account is registered as a unit investment trust under the Investment Company Act of 1940. The Variable Account may be used to support other variable annuity contracts besides the Contracts. The other contracts may have different charges, and provide different benefits.

     The assets of the Variable Account equal to its reserves and other contract liabilities are not available to meet the claims of the Company's general creditors. The income and realized and unrealized capital gains or losses of the Variable Account are credited to or charged against the Variable Account and not to other income, gains or losses of the Company. All obligations arising under the Contracts are, however, general corporate obligations of the Company.

     We allocate your purchase payments to the sub-accounts that you elect. If you allocate purchase payments to the Variable Account, the value of Accumulation Units credited to your Contract and the amount of the variable annuity payments depend on the investment experience of the Eligible Fund (a mutual fund) in which your selected sub-accounts invests. We do not guarantee the investment performance of the Variable Account. You bear the full investment risk for all amounts allocated to the Variable Account.

                      INVESTMENTS OF THE VARIABLE ACCOUNT

     We will allocate your purchase payments to the sub-accounts investing in one or more of the Eligible Funds you chose, which we list below. No sales charge will apply at the time you make your payment. You may change your selection of Eligible Funds for future purchase payments at any time free of charge. (See "Requests and Elections.") You can transfer to or from any Eligible Fund, subject to certain conditions. (See "Transfer Privilege.") You may allocate your Contract Value among no more than twenty Accounts (including the Fixed Account) at any one time. We reserve the right to add or remove Eligible Funds from time to time. See "Substitution of Investments."

     Certain Eligible Funds have investment objectives and policies similar to other funds that may be managed by the same sub-adviser. The performance of the Eligible Funds, however, may be higher or lower than the other funds. We make no representation that the investment results of any of the Eligible Funds will be comparable to the investment results of any other fund, even if the other fund has the same sub-adviser.


     You will find complete information about the Eligible Funds, including the risks associated with each, in the accompanying prospectuses. They should be read along with this prospectus.



     BLACKROCK MONEY MARKET PORTFOLIO (FORMERLY STATE STREET RESEARCH MONEY MARKET PORTFOLIO)



     The BlackRock Money Market Portfolio's investment objective is a high level of current income consistent with preservation of capital. An investment in the BlackRock Money Market Portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the BlackRock Money Market

Portfolio seeks to preserve the value of your investment $100 per share, it is possible to lose money by investing in the BlackRock Money Market Portfolio.



     During extended periods of low interest rates, the yields of the subaccount investing in the BlackRock Money Market Portfolio may become extremely low and possibly negative.



     SALOMON BROTHERS U.S. GOVERNMENT PORTFOLIO CLASS B



     The Salomon Brothers U.S. Government Portfolio's investment objective is to maximize total return consistent with preservation of capital and maintenance of liquidity.



     BLACKROCK BOND INCOME PORTFOLIO (FORMERLY STATE STREET RESEARCH BOND INCOME PORTFOLIO)



     The BlackRock Bond Income Portfolio's investment objective is a competitive total return primarily from investing in fixed-income securities.



     LEHMAN BROTHERS AGGREGATE BOND INDEX PORTFOLIO



     The Lehman Brothers Aggregate Bond Index Portfolio's investment objective is to equal the performance of the Lehman Brothers Aggregate Bond Index.



     SALOMON BROTHERS STRATEGIC BOND OPPORTUNITIES PORTFOLIO CLASS B



     The Salomon Brothers Strategic Bond Opportunities Portfolio's investment objective is to maximize total return consistent with preservation of capital.



     BLACKROCK DIVERSIFIED PORTFOLIO (FORMERLY STATE STREET RESEARCH DIVERSIFIED PORTFOLIO)



     The BlackRock Diversified Portfolio's investment objective is high total return while attempting to limit investment risk and preserve capital.



     MFS TOTAL RETURN PORTFOLIO



     The MFS Total Return Portfolio's investment objective is a favorable total return through investment in a diversified portfolio.



     BLACKROCK LARGE CAP VALUE PORTFOLIO CLASS B (FORMERLY STATE STREET RESEARCH LARGE CAP VALUE PORTFOLIO)



     The BlackRock Large Cap Value Portfolio's investment objective is long-term growth of capital.



     DAVIS VENTURE VALUE PORTFOLIO CLASS B



     The Davis Venture Value Portfolio's investment objective is growth of capital.



     FI VALUE LEADERS PORTFOLIO CLASS B



     The FI Value Leaders Portfolio's investment objective is long-term growth of capital.



     HARRIS OAKMARK LARGE CAP VALUE PORTFOLIO CLASS B



     The Harris Oakmark Large Cap Value Portfolio's investment objective is long-term capital appreciation.



     HARRIS OAKMARK FOCUSED VALUE PORTFOLIO CLASS B



     The Harris Oakmark Focused Value Portfolio's investment objective is long-term capital appreciation.



     NEUBERGER BERMAN MID CAP VALUE PORTFOLIO (FORMERLY NEUBERGER BERMAN PARTNERS MID CAP VALUE PORTFOLIO)



     The Neuberger Berman Mid Cap Value Portfolio's investment objective is capital growth.



     BLACKROCK INVESTMENT TRUST PORTFOLIO (FORMERLY STATE STREET RESEARCH INVESTMENT TRUST PORTFOLIO)



     The BlackRock Investment Trust Portfolio's investment objective is long-term growth of capital and income.

     METLIFE STOCK INDEX PORTFOLIO



     The MetLife Stock Index Portfolio's investment objective is to equal the performance of the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index").



     MFS INVESTORS TRUST PORTFOLIO CLASS B



     The MFS Investors Trust Portfolio's investment objective is long-term growth of capital with a secondary objective to seek reasonable current income.



     BLACKROCK STRATEGIC VALUE PORTFOLIO CLASS B (FORMERLY STATE STREET RESEARCH AURORA PORTFOLIO)



     The BlackRock Strategic Value Portfolio's investment objective is high total return, consisting principally of capital appreciation.



     FI MID CAP OPPORTUNITIES PORTFOLIO



     The FI Mid Cap Opportunities Portfolio's investment objective is long-term growth of capital.



     METLIFE MID CAP STOCK INDEX PORTFOLIO



     The MetLife Mid Cap Stock Index Portfolio's investment objective is to equal the performance of the Standard & Poor's MidCap 400 Composite Stock Price Index ("S&P MidCap 400 Index").



     FI INTERNATIONAL STOCK PORTFOLIO CLASS B



     The FI International Stock Portfolio's investment objective is long-term growth of capital.



     MORGAN STANLEY EAFE INDEX PORTFOLIO



     The Morgan Stanley EAFE Index Portfolio's investment objective is to equal the performance of the MSCI EAFE(R) Index ("Morgan Stanley Capital International Europe Australasia Far East Index").



     OPPENHEIMER GLOBAL EQUITY PORTFOLIO (FORMERLY SCUDDER GLOBAL EQUITY PORTFOLIO)



     The Oppenheimer Global Equity Portfolio's investment objective is capital appreciation.



     BLACKROCK LEGACY LARGE CAP GROWTH CLASS B (FORMERLY STATE STREET RESEARCH LARGE CAP GROWTH PORTFOLIO)



     The BlackRock Legacy Large Cap Growth Portfolio's investment objective is long-term growth of capital.



     JENNISON GROWTH PORTFOLIO CLASS B (FORMERLY MET/PUTNAM VOYAGER PORTFOLIO)



     The Jennison Growth Portfolio's investment objective is to seek long-term growth of capital.



     T. ROWE PRICE LARGE CAP GROWTH PORTFOLIO



     The T. Rowe Price Large Cap Growth Portfolio's investment objective is long-term growth of capital and, secondarily, dividend income.



     LOOMIS SAYLES SMALL CAP PORTFOLIO CLASS B



     The Loomis Sayles Small Cap Portfolio's investment objective is long-term capital growth from investments in common stocks or other equity securities.



     RUSSELL 2000 INDEX PORTFOLIO



     The Russell 2000 Index Portfolio's investment objective is to equal the return of the Russell 2000 Index.



     BLACKROCK AGGRESSIVE GROWTH PORTFOLIO (FORMERLY STATE STREET RESEARCH AGGRESSIVE GROWTH PORTFOLIO)



     The BlackRock Aggressive Growth Portfolio's investment objective is maximum capital appreciation.

     FRANKLIN TEMPLETON SMALL CAP GROWTH PORTFOLIO



     The Franklin Templeton Small Cap Growth Portfolio's investment objective is long-term capital growth.



     T. ROWE PRICE SMALL CAP GROWTH PORTFOLIO



     The T. Rowe Price Small Cap Growth Portfolio's investment objective is long-term capital growth.



     PIMCO TOTAL RETURN PORTFOLIO



     The PIMCO Total Return Portfolio's investment objective is to seek maximum total return, consistent with the preservation of capital and prudent investment management.



     LORD ABBETT BOND DEBENTURE PORTFOLIO



     The Lord Abbett Bond Debenture Portfolio's investment objective is to provide high current income and the opportunity for capital appreciation to produce a high total return.



     NEUBERGER BERMAN REAL ESTATE PORTFOLIO



     The Neuberger Berman Real Estate Portfolio's investment objective is to provide total return through investment in real estate securities, emphasizing both capital appreciation and current income.



     MET/AIM MID CAP CORE EQUITY PORTFOLIO



     The Met/AIM Mid Cap Core Equity Portfolio's investment objective is long-term growth of capital.



     HARRIS OAKMARK INTERNATIONAL PORTFOLIO CLASS E



     The Harris Oakmark International Portfolio's investment objective is to seek long-term capital appreciation.



     MFS RESEARCH INTERNATIONAL PORTFOLIO



     The MFS Research International Portfolio's investment objective is capital appreciation.



     JANUS AGGRESSIVE GROWTH PORTFOLIO



     The Janus Aggressive Growth Portfolio's investment objective is to seek long-term growth of capital.



     OPPENHEIMER CAPITAL APPRECIATION PORTFOLIO



     The Oppenheimer Capital Appreciation Portfolio's investment objective is capital appreciation.



     T. ROWE PRICE MID-CAP GROWTH PORTFOLIO



     The T. Rowe Price Mid-Cap Growth Portfolio's investment objective is long-term growth of capital.



     MET/AIM SMALL CAP GROWTH PORTFOLIO



     The Met/AIM Small Cap Growth Portfolio's investment objective is long-term growth of capital.



     RCM GLOBAL TECHNOLOGY PORTFOLIO (FORMERLY PIMCO PEA INNOVATION PORTFOLIO)



     The RCM Global Technology Portfolio's investment objective is to seek capital appreciation; no consideration is given to income.



     AMERICAN FUNDS GROWTH-INCOME FUND



     The American Funds Growth-Income Fund's investment objective is to seek capital appreciation and income.



     AMERICAN FUNDS GROWTH FUND



     The American Funds Growth Fund's investment objective is to seek capital appreciation through stocks.

     AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION FUND



     The American Funds Global Small Capitalization Fund's investment objective is to seek capital appreciation through stocks.



     METLIFE CONSERVATIVE ALLOCATION PORTFOLIO



     The MetLife Conservative Allocation Portfolio's investment objective is a high level of current income, with growth of capital as a secondary objective.



     METLIFE CONSERVATIVE TO MODERATE ALLOCATION PORTFOLIO



     MetLife Conservative to Moderate Allocation Portfolio's investment objective is a high total return in the form of income and growth of capital, with a greater emphasis on income.



     METLIFE MODERATE ALLOCATION PORTFOLIO



     MetLife Moderate Allocation Portfolio's investment objective is to balance between a high level of current income and growth of capital, with a greater emphasis on growth of capital.



     METLIFE MODERATE TO AGGRESSIVE ALLOCATION PORTFOLIO



     MetLife Moderate to Aggressive Allocation Portfolio's investment objective is growth of capital.



     METLIFE AGGRESSIVE ALLOCATION PORTFOLIO



     MetLife Aggressive Allocation Portfolio's investment objective is growth of capital.



INVESTMENT ADVICE



     MetLife Advisers, an affiliate of the Company, serves as Investment Adviser for each Portfolio of the Metropolitan Fund. The chart below shows the Subadviser of each Portfolio. MetLife Advisers oversees and recommends the hiring or replacement of its Subadvisers and is ultimately responsible for the investment performance of these Eligible Funds. Each Subadviser is registered with the SEC as an investment adviser under the Investment Advisers Act of 1940.



PORTFOLIO                                                      SUBADVISER
---------                                                      ----------
BlackRock Money Market(2)..................................    BlackRock Advisors, Inc.(1)
Salomon Brothers U.S. Government...........................    Salomon Brothers Asset Management Inc
BlackRock Bond Income(2)...................................    BlackRock Advisors, Inc.(1)
Lehman Brothers Aggregate Bond Index.......................    Metropolitan Life Insurance Company
Salomon Brothers Strategic Bond Opportunities(3)...........    Salomon Brothers Asset Management Inc
BlackRock Diversified(2)...................................    BlackRock Advisors, Inc.(1)
MFS Total Return...........................................    Massachusetts Financial Services Company
BlackRock Large Cap Value(2)...............................    BlackRock Advisors, Inc.(1)
Davis Venture Value........................................    Davis Selected Advisers, L.P.(4)
FI Value Leaders...........................................    Fidelity Management & Research Company
Harris Oakmark Large Cap Value.............................    Harris Associates L.P.
Harris Oakmark Focused Value...............................    Harris Associates L.P.
Neuberger Berman Mid Cap Value(5)..........................    Neuberger Berman Management Inc.
BlackRock Investment Trust(2)..............................    BlackRock Advisors, Inc.(1)
MetLife Stock Index........................................    Metropolitan Life Insurance Company
MFS Investors Trust........................................    Massachusetts Financial Services Company
BlackRock Strategic Value(2)...............................    BlackRock Advisors, Inc.(1)
FI Mid Cap Opportunities...................................    Fidelity Management & Research Company
MetLife Mid Cap Stock Index................................    Metropolitan Life Insurance Company
FI International Stock.....................................    Fidelity Management & Research Company
Morgan Stanley EAFE Index..................................    Metropolitan Life Insurance Company

PORTFOLIO                                                      SUBADVISER
---------                                                      ----------
Oppenheimer Global Equity(6)...............................    OppenheimerFunds, Inc.(5)
BlackRock Legacy Large Cap Growth(2).......................    BlackRock Advisors, Inc.(1)
Jennison Growth(7).........................................    Jennison Associates LLC
T. Rowe Price Large Cap Growth.............................    T. Rowe Price Associates, Inc.
Loomis Sayles Small Cap....................................    Loomis, Sayles & Company, L.P.
Russell 2000 Index.........................................    Metropolitan Life Insurance Company
BlackRock Aggressive Growth(2).............................    BlackRock Advisors, Inc.(1)
Franklin Templeton Small Cap Growth........................    Franklin Advisers, Inc.
T. Rowe Price Small Cap Growth.............................    T. Rowe Price Associates, Inc.
MetLife Conservative Allocation(8).........................    N/A(8)
MetLife Conservative to Moderate Allocation(8).............    N/A(8)
MetLife Moderate Allocation(8).............................    N/A(8)
MetLife Moderate to Aggressive Allocation(8)...............    N/A(8)
MetLife Aggressive Allocation(8)...........................    N/A(8)


------------


(1)On January 31, 2005 BlackRock Advisors, Inc. replaced State Street Research & Management Company as subadviser.



(2)Effective January 31, 2005, State Street Research Money Market Portfolio changed its name to BlackRock Money Market Portfolio; State Street Research Bond Income Portfolio changed its name to BlackRock Bond Income Portfolio; State Street Research Diversified Portfolio changed its name to BlackRock Diversified Portfolio; State Street Research Large Cap Value Portfolio changed its name to BlackRock Large Cap Value Portfolio; State Street Research Investment Trust Portfolio changed its name to BlackRock Investment Trust Portfolio; State Street Research Aurora Portfolio changed its name to BlackRock Strategic Value Portfolio; State Street Research Large Cap Growth Portfolio changed its name to BlackRock Legacy Large Cap Growth Portfolio; and State Street Research Aggressive Growth Portfolio changed its name to BlackRock Aggressive Growth Portfolio.



(3)The Salomon Brothers Strategic Bond Opportunities Portfolio also receives certain investment sub-advisory services from Citigroup Asset Management Limited, a London-based affiliate of Salomon Brothers Asset Management Inc.



(4)Davis Selected Advisers, L.P. may delegate any of its responsibilities to Davis Selected Advisers--NY, Inc., a wholly-owned subsidiary.



(5)Effective May 1, 2005, the Neuberger Berman Partners Mid Cap Value Portfolio changed its name to the Neuberger Berman Mid Cap Value Portfolio.



(6)Effective May 1, 2005, the Scudder Global Equity Portfolio changed its name to the Oppenheimer Global Equity Portfolio and OppenheimerFunds, Inc. replaced Deutsche Investment Management Americas, Inc. as subadviser.



(7)On or about April 29, 2005, the Met/Putnam Voyager Portfolio that had been offered as an Eligible Fund up through that date, merged with and into the Jennison Growth Portfolio.



(8)Metropolitan Fund Asset Allocation Portfolios: The MetLife Conservative Allocation Portfolio, the MetLife Conservative to Moderate Allocation Portfolio, the MetLife Moderate Allocation Portfolio, the MetLife Moderate to Aggressive Allocation Portfolio, and the MetLife Aggressive Allocation Portfolio (collectively, the "Asset Allocation Portfolios") are "fund of funds" that invest in Class A shares of a diversified group of other underlying portfolios (Eligible Funds) of the Metropolitan Fund and Met Investors Series. There is no subadviser, however there is an Asset Allocation Committee of investment professionals at MetLife Advisers that are responsible for the management of the Allocation Portfolios. Each underlying portfolio has its own subadviser.



     For more information regarding the Investment Adviser and the Subadviser of the Metropolitan Series Fund Portfolios, see the Statement of Additional Information for the Contracts, and also see the Metropolitan Series Fund prospectus attached at the end of this prospectus and its Statement of Additional Information.

     Met Investors Advisory LLC (formerly Met Investors Advisory Corp.) is an affiliate of the Company and is the Manager (i.e. investment adviser) for the Met Investors Series Trust Portfolios. Each of the Met Investor Series Trust Portfolios also has an Adviser (i.e. subadviser).



PORTFOLIO                                                      ADVISER (SUBADVISER)
---------                                                      --------------------
PIMCO Total Return.........................................    Pacific Investment Management Company
                                                               LLC
Lord Abbett Bond Debenture.................................    Lord, Abbett & Co. LLC
Neuberger Berman Real Estate...............................    Neuberger Berman Management Inc.
Met/AIM Mid Cap Core Equity................................    A I M Capital Management, Inc.
Harris Oakmark International...............................    Harris Associates L.P.
MFS Research International.................................    Massachusetts Financial Services Company
Janus Aggressive Growth....................................    Janus Capital Management LLC
Oppenheimer Capital Appreciation...........................    OppenheimerFunds, Inc.
T. Rowe Price Mid-Cap Growth...............................    T. Rowe Price Associates, Inc.
Met/AIM Small Cap Growth...................................    A I M Capital Management, Inc.
RCM Global Technology(2)...................................    RCM Capital Management LLC(1)


------------


(1)Effective January 15, 2005 RCM Capital Management LLC replaced PEA Capital LLC as Adviser (subadviser).



(2)Effective May 1, 2005, PIMCO PEA Innovation Portfolio changed its name to RCM Global Technology Portfolio.



     For more information regarding the Manager or Adviser of the Met Investors Series Trust Portfolios, see the Statement of Additional Information for the Contracts, and also see the Met Investors Series Trust prospectus attached at the end of this prospectus and its Statement of Additional Information.



     Capital Research and Management Company is the Investment Adviser for the American Funds Insurance Series Funds.



PORTFOLIO                                                      SUBADVISER
---------                                                      ----------
American Funds Growth-Income...............................    N/A
American Funds Growth......................................    N/A
American Funds Global Small Capitalization.................    N/A



     For more information about the Investment Adviser, see the American Funds Insurance Series prospectus attached at the end of this prospectus and its Statement of Additional Information.



     You can also get information about the Metropolitan Fund, Met Investors Series Trust and the American Funds Insurance Series (including a copy of the Statement of Additional Information) by accessing the Securities and Exchange Commission's website at http://www.sec.gov.



CERTAIN PAYMENTS WE RECEIVE WITH REGARD TO THE ELIGIBLE FUNDS



     An investment adviser (other than our affiliates MetLife Advisers and Met Investors Advisory) subadviser of an Eligible Fund or its affiliates may compensate us and/or certain affiliates for administrative or other services relating to the Eligible Funds. The amount of the compensation is not deducted from Eligible Fund assets and does not decrease the Eligible Fund's investment return. The amount of the compensation is based on a percentage of assets of the Eligible Fund attributable to the Contracts and certain other variable insurance products that we and our affiliates issue. These percentages differ and some advisers or subadvisers (or other affiliates) may pay us more than others. These percentages currently range up to .05%. Additionally, an investment adviser or subadviser of an Eligible Fund or its affiliates may provide us with wholesaling services that assist in the distribution of the Contracts and may pay us and/or certain affiliates amounts to participate in sales meetings. These amounts may be significant and may provide the adviser or subadviser (or other affiliate) with increased access to persons involved in the distribution of the contracts.



     We and certain of our affiliated insurance companies are joint owners of our affiliated investment advisers Met Life Advisers and Met Investors Advisory which are formed as "limited liability companies." Our ownership interests entitle us to profit distributions if the adviser makes a profit with respect to the advisory fees it receives from the Fund. We may benefit accordingly from assets allocated to the Eligible Funds to the extent they result in profits to the advisers. (See the "FEE TABLE--Annual Eligible Fund Operating Expenses" for information on the management fees paid by the Eligible Fund to the advisers and the Statement of Additional Information for the Eligible Funds for information on the management fees paid by the advisers to the subadvisers).

     Certain of the investment portfolios have adopted a Distribution Plan under Rule 12b-1 of the Investment Company Act of 1940. The Distribution Plan is described in more detail in each Eligible Fund's prospectus. (See "FEE TABLE--Annual Eligible Fund Operating Expenses" and "DISTRIBUTION OF THE CONTRACTS".) The payments are deducted from the assets of the Eligible Funds and paid to our distributor, New England Securities Corporation. These payments decrease the Eligible Fund's investment return.



     We also make certain payments to American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series. See "Distribution of the Contracts."



     We select the Eligible Funds offered through this Contract based on several criteria, including asset class coverage, the strength of the adviser's or subadviser's reputation and tenure, brand recognition, performance, and the capability and qualification of each investment firm. Another factor we consider during the selection process is whether the Eligible Fund's adviser or subadviser is one of our affiliates or whether the Eligible Fund, its adviser, its subadviser(s), or an affiliate will compensate us or our affiliates for providing certain administrative and other services, as described above. We review the Eligible Funds periodically and may remove an Eligible Fund or limit its availability to new purchase payments and/or transfers of Contract value if we determine that the Eligible Fund no longer meets one or more of the selection criteria, and/or if the Eligible Fund has not attracted significant allocations from Owners. We do not provide investment advice and do not recommend or endorse any particular Eligible Fund.


SHARE CLASSES OF THE ELIGIBLE FUNDS

     The Eligible Funds offer various classes of shares, each of which has a different level of expenses. Attached prospectuses for the Eligible Funds may provide information for share classes that are not available through the Contract. When you consult the attached prospectus for any Eligible Fund, you should be careful to refer to only the information regarding the class of shares that is available through the Contract. The following classes of shares are available under the Contract:


     -- For the Metropolitan Fund, we offer Class A shares of the BlackRock
       Money Market, BlackRock Bond Income, Salomon Brothers U.S. Government, Salomon Brothers Strategic Bond Opportunities, MFS Investors Trust, FI Value Leaders, Davis Venture Value, BlackRock Large Cap Growth, Harris Oakmark Focused Value, Loomis Sayles Small Cap, Jennison Growth, FI International Stock, and BlackRock Strategic Value Portfolios; Class B shares of the BlackRock Diversified, T. Rowe Price Large Cap Growth, FI Mid Cap Opportunities, Lehman Brothers Aggregate Bond Index, MetLife Mid Cap Stock Index, BlackRock Aggressive Growth, T. Rowe Price Small Cap Growth, Oppenheimer Global Equity, MetLife Stock Index, Neuberger Berman Mid Cap Value, Franklin Templeton Small Cap Growth, Morgan Stanley EAFE Index, Russell 2000 Index, BlackRock Investment Trust, MetLife Conservative Allocation, MetLife Conservative to Moderate Allocation, MetLife Moderate Allocation, MetLife Moderate to Aggressive Allocation and MetLife Aggressive Allocation Portfolios; and Class E shares of the MSF Total Return, Harris Oakmark Large Cap Value and BlackRock Large Cap Value Portfolios;


     -- For the Met Investors Series Trust, we offer Class B shares for all
       Portfolios except the Harris Oakmark International Portfolio which is Class E; and

     -- For the American Funds Insurance Series, we offer Class 2 shares only.

     Additionally, shares of the Eligible Funds may be offered to insurance company separate accounts of both variable annuity and variable life insurance contracts and to Qualified Plans. Due to differences in tax treatment and other considerations, the interests of various contractowners participating in, and the interests of Qualified Plans investing in the Eligible Funds may conflict. The Eligible Funds will monitor events in order to identify the existence of any material irreconcilable conflicts and determine what action, if any, should be taken in response to any such conflict.


                               GUARANTEED OPTION



     The Fixed Account is not available during annuitization but a fixed payment option is available.

                                 THE CONTRACTS

TRANSFER PRIVILEGE


     Transfers During the Annuity Phase. Currently, you may only make one transfer per contract year. The same maximum and minimum amounts described above will apply. You may not transfer to the Fixed Account if you are receiving payments under a variable payment option. No transfers are allowed if you are receiving payments under a fixed payment option. Under Contracts issued in New York, you may not transfer any Contract Value to any Portfolio of the American Funds Insurance Series during the Annuity Period. Additionally, during the Annuity Phase, the following subaccounts are currently not available: MFS Total Return, BlackRock Diversified, T. Rowe Price Large Cap Growth, BlackRock Aggressive Growth, T. Rowe Price Large Cap Growth, Oppenheimer Global Equity, Neuberger Berman Real Estate, Oppenheimer Capital Appreciation, MetLife Conservative Allocation, MetLife Conservative to Moderate Allocation, MetLife Moderate Allocation, MetLife Moderate to Aggressive Allocation and MetLife Aggressive Allocation subaccounts.


     --MARKET TIMING


     Frequent requests from Contract Owners to transfer Contract Value may dilute the value of an Eligible Fund's shares if the frequent trading involves an attempt to take advantage of pricing inefficiencies created by a lag between a change in the value of the securities held by the Eligible Fund and the reflection of that change in the Eligible Fund's share price ("arbitrage trading"). Regardless of the existence of pricing inefficiencies, frequent transfers may also increase brokerage and administrative costs of the underlying Eligible Funds and may disrupt portfolio management strategy, requiring a portfolio to maintain a high cash position and possibly resulting in lost investment opportunities and forced liquidations ("disruptive trading"). Accordingly, arbitrage trading and disruptive trading activities (referred to collectively as "market timing") may adversely affect the long-term performance of the Eligible Funds, which may in turn adversely affect Contract Owners and other persons who may have an interest in the Contracts (e.g., Annuitants and Beneficiaries).



     We have policies and procedures that attempt to detect and deter frequent transfers in situations where we determine there is a potential for arbitrage trading. Currently, we believe that such situations may be presented in the international, small-cap, and high-yield Eligible Funds (i.e., the Salomon Brothers Strategic Bond Opportunities, BlackRock Strategic Value, Loomis Sayles Small Cap, Russell 2000 Index, Franklin Templeton Small Cap Growth, T. Rowe Price Small Cap Growth, Oppenheimer Global Equity, FI International Stock, Morgan Stanley EAFE Index, Met/AIM Small Cap Growth, Harris Oakmark International, Lord Abbett Bond Debenture, MFS Research International Portfolios and the American Funds Global Small Capitalization Fund) and we monitor transfer activity in those Eligible Funds (the "Monitored Portfolios"). We employ various means to monitor transfer activity, such as examining the frequency and size of transfers into and out of the Monitored Portfolios within given periods of time. We do not believe that other Eligible Funds present a significant opportunity to engage in arbitrage trading and therefore do not monitor transfer activity in those Eligible Funds. We may change the Monitored Portfolios at any time without notice in our sole discretion. In addition to monitoring transfer activity in certain Eligible Funds, we rely on the underlying Eligible Funds to bring any potential disruptive trading activity they identify to our attention for investigation on a case-by-case basis. We will also investigate any other harmful transfer activity that we identify from time to time. We may revise these policies and procedures in our sole discretion at any time without prior notice.



     Our policies and procedures may result in transfer restrictions being applied to deter market timing. Currently, when we detect transfer activity in the Monitored Portfolios that exceeds our current transfer limits, or other transfer activity that we believe may be harmful to other Owners or other persons who have an interest in the Contracts, we require all future transfer requests to or from any Monitored Portfolios or other identified Eligible Funds under that Contract to be submitted with an original signature. If we impose this restriction on your transfer activity, we will reverse upon discovery any transaction inadvertently processed in contravention of such restrictions. The Contract Value will not be affected by any gain or loss due to the transfer and your Contract Value will be the same as if the transfer had not occurred. You will receive written confirmation of the transactions effecting such reversal.



     The detection and deterrence of harmful transfer activity involves judgments that are inherently subjective, such as the decision to monitor only those Eligible Funds that we believe are susceptible to market timing. Our ability to detect such transfer activity may be limited by operational and technological systems, as well as our ability to predict strategies employed by Contract Owners to avoid such detection. Our ability to restrict such transfer activity may be limited by provisions of the Contract. We do not accommodate market timing in any Eligible Funds and there are no arrangements in place to permit any Contract Owner to engage in market timing; we apply our policies and procedures without exception, waiver, or special arrangement. Accordingly, there is no assurance that we will prevent all transfer activity that may adversely affect Contract Owners and other persons with interests in the Contracts.



     The Eligible Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the Eligible Funds describe any such policies and procedures, which may be more or less restrictive than the policies and procedures we have adopted. Contract Owners and other persons with interests in the Contracts should be aware that we may not have the contractual obligation or the operational capacity to apply the frequent trading policies and procedures of the Eligible Funds.



     In addition, Contract Owners and other persons with interests in the Contracts should be aware that some Eligible Funds may receive "omnibus" purchase and redemption orders from other insurance companies or intermediaries such as retirement plans. The omnibus orders reflect the aggregation and netting of multiple orders from individual Contract Owners of variable insurance contracts and/or individual retirement plan participants. The omnibus nature of these orders may limit the Eligible Funds in their ability to apply their frequent trading policies and procedures, and we cannot guarantee that the Eligible Funds (and thus Contract Owners) will not be harmed by transfer activity relating to the other insurance companies and/or retirement plans that may invest in the Eligible Funds.



     In accordance with applicable law, we reserve the right to modify or terminate the transfer privilege at any time. We also reserve the right to defer or restrict the transfer privilege at any time that we are unable to purchase or redeem shares of any of the Eligible Funds, including any refusal or restriction on purchases or redemptions of their shares as a result of their own policies and procedures on market timing activities (even if an entire omnibus order is rejected due to the market timing activity of a single Contract Owner). You should read the Eligible Fund prospectuses for more details.



     We reserve the right to limit the number of transfers during the accumulation and/or income periods. We also reserve the right to refuse transfers to the Fixed Account if we are paying an interest rate on the Fixed Account equivalent to our guaranteed minimum interest rate. We will notify you, in advance, if we change the above transfer provisions.



     Special rules apply to transfers involving the Fixed Account. We limit transfers out of the Fixed Account as to amount. Special limits may apply on purchase payments and amounts transferred into the Fixed Account. See "The Fixed Account" and the Statement of Additional Information.



DOLLAR COST AVERAGING



     You can make subsequent purchase payments while you have an active dollar cost averaging program in effect, provided however, that no amount will be allocated to the program without your express direction. Although the dollar cost averaging transfer amount will not be increased, we will increase the number of months over which transfers are made is increased.



REQUESTS AND ELECTIONS


     We will treat your request for a Contract transaction, or your submission of a purchase payment, as received by us if we receive a request conforming to our administrative procedures or a payment at our Annuity Administrative Office before the close of regular trading on the New York Stock Exchange on that day. If we receive it after that time, or if the New York Stock Exchange is not open that day, then we will treat it as received on the next day when the New York Stock Exchange is open. Our designated Annuity Administrative Office is New England Life Insurance Company, c/o Annuity Administrative Office, P.O. Box 14594, Des Moines, IA 50306-3594.


     Subject to our restrictions on "market timing," requests for sub-account transfers, address changes or reallocation of future purchase payments may be made:


      --   By telephone (1-800-435-4117), between the hours of 9:00 a.m. and
4:00 p.m. Eastern Time

      --   Through your Registered Representative

      -- In writing to New England Life Insurance Company, c/o Annuity Administrative Office, P.O. Box 14594 Des Moines, IA 50306-3594, or

      --   By fax (515) 457-4301.


      --   For transfer or reallocation of future purchase payments, by Internet at http://www.nef.com.

     If we have not received your request by 4:00 p.m. Eastern Time, even if due to our delay (such as any delay in answering your telephone call), we will treat your request as having been received on the following business day.

     All other requests must be in written form, satisfactory to us. Any request for a withdrawal over the telephone or by fax, subject to certain limitations. See "Transfer Privilege--Market Timing" for additional information on such limitations. We may stop offering telephone or fax transactions at any time in our sole discretion.


     Telephone, facsimile, and computer systems (including the Internet) may not always be available. Any telephone, facsimile or computer system, whether it is yours, your service provider's, your registered representative's, or ours, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you experience technical difficulties or problems, you should make your request in writing to the Company's Annuity Administrative Office as described above.


     A recording of daily unit values is available by calling 1-800-333-2501.


     We will use reasonable procedures such as requiring certain identifying information, tape recording the telephone instructions, and providing written confirmation of the transaction, in order to confirm that instructions communicated by telephone, Internet or fax are genuine. However, because telephone transactions may be available to anyone who provides certain information about you and your Contract, you should protect that information. We may not be able to verify that you are the person providing telephone or Internet instructions, or that you have authorized any such person to act for you. Any telephone, Internet or fax instructions reasonably believed by us to be genuine will be your responsibility, including losses arising from any errors in the communication of instructions. As a result of this policy, you will bear the risk of loss. If we do not employ reasonable procedures to confirm that instructions communicated by telephone, Internet or fax are genuine, we may be liable for any losses due to unauthorized or fraudulent transactions.



     All other requests and elections under your Contract must be in writing signed by the proper party, must include any necessary documentation and must be received at our Annuity Administrative Office to be effective. If acceptable to us, requests or elections relating to Beneficiaries and ownership will take effect as of the date signed unless we have already acted in reliance on the prior status. We are not responsible for the validity of any written request or election.



ELECTION OF ANNUITY



     We will fix the annuity payments in amount and duration by the annuity payment option selected, and by the age and sex of the Payee. For Contracts issued in situations involving an employer-sponsored plan subject to ERISA, we fix annuity payments in amount and duration using the same criteria except we do not take into account the sex of the Payee. (See "Amount of Variable Annuity Payments" in the prospectus.)



AMOUNT OF VARIABLE ANNUITY PAYMENTS



ANNUITY OPTIONS



     Please be advised that the tax consequences resulting from the election of an annuity payment option containing a commutation feature (i.e., an annuity payment option that permits the withdrawal of a commuted value) is uncertain and the IRS may determine that the taxable amount of the annuity payments and withdrawals received for any year COULD BE GREATER THAN OR LESS THAN THE TAXABLE AMOUNT REPORTED BY THE COMPANY. The exercise of the commutation feature also may result in adverse tax consequences including:



      -- The imposition of a 10% penalty tax on the taxable amount of the commuted value, if the taxpayer has not attained age 59 1/2 at the time the withdrawal is made. This 10% penalty tax is in addition to the ordinary income tax on the taxable amount of the commuted value.



      -- The retroactive imposition of the 10% penalty tax on annuity payments received prior to the taxpayer attaining age 59 1/2.



      -- The possibility that the exercise of the commutation feature could adversely affect the amount excluded from Federal income tax under any annuity payments made after such commutation.



     A payee should consult with his or her own tax advisor prior to electing to annuitize the contract and prior to exercising any commutation feature under an annuity payment option.

     See the section entitled "ASSET-BASED INSURANCE CHARGES, WITHDRAWAL AND OTHER DEDUCTIONS" to find out whether a Withdrawal Charge applies when you annuitize or withdraw the commuted value of any payments certain.



     If you are receiving payments under the Variable Income for a Specified Number of Years Option or the Variable Income Payments to Age 100 Option you may convert to an option involving a life contingency.



     The availability of certain annuity payment options may be restricted on account of Company policy and Federal tax law, which among other things, may restrict payment to the life expectancy of the payee. In addition, these Federal tax rules may also limit the use in qualified contracts of annuity payment options that contain a commutation feature because, among other things, income payments must be made at least annually to avoid a 50% excise tax. Accordingly, we reserve the right to restrict the availability under qualified contracts of annuity payment options with commutation features and/or limit the amount that may be withdrawn under such features.



     During the Annuity Period, the following subaccounts are currently not available: MFS Total Return, State Street Research Diversified, T. Rowe Price Large Cap Growth, State Street Research Aggressive Growth, T. Rowe Price Small Cap Growth, Scudder Global Equity, Neuberger Berman Real Estate, Oppenheimer Capital Appreciation, MetLife Conservative Allocation, MetLife Conservative to Moderate Allocation, MetLife Moderate Allocation, MetLife Moderate to Aggressive Allocation and MetLife Aggressive Allocation Sub-Accounts.


                 RETIREMENT PLANS OFFERING FEDERAL TAX BENEFITS

     The Federal tax laws provide for a variety of retirement plans offering tax benefits. These plans, which may be funded through the purchase of the individual variable annuity contracts offered in this prospectus, include:

          1. Plans qualified under Section 401(a) or 403(a) ("Qualified Plans") of the Internal Revenue Code (the "Code");

          2. Annuity purchase plans adopted by public school systems and certain tax-exempt organizations pursuant to Section 403(b) of the Code ("TSA Plans") which are funded solely by salary reduction contributions and which are not otherwise subject to ERISA;

          3. Individual retirement accounts adopted by or on behalf of individuals pursuant to Section 408(a) of the Code and individual retirement annuities purchased pursuant to Section 408(b) of the Code (both of which may be referred to as "IRAs"), including simplified employee pension plans and salary reduction simplified employee pension plans, which are specialized IRAs that meet the requirements of Section 408(k) of the Code ("SEPs" and "SARSEPs"), Simple Retirement Accounts under Section 408(p) of the Code ("SIMPLE IRAs") and Roth Individual Retirement Accounts under Section 408A of the Code ("Roth IRAs"). SARSEPs are only allowed if the Plan was established prior to January 1, 1997;

          4. Eligible deferred compensation plans (within the meaning of Section 457 of the Code) for employees of state and local governments and tax-exempt organizations ("Section 457 Plans"); and

          5. Governmental plans (within the meaning of Section 414(d) of the Code) for governmental employees, including Federal employees ("Governmental Plans").

     An investor should consult a qualified tax or other advisor as to the suitability of a Contract as a funding vehicle for retirement plans qualifying for tax benefited treatment, as to the rules underlying such plans and as to the state and Federal tax aspects of such plans. In addition, because the underlying tax-favored retirement plan itself provides tax deferral, whether or not a variable annuity is purchased, you should consider whether the features and benefits unique to variable annuities are appropriate for your needs when purchasing a Qualified Contract. In particular, the Contract is not intended for use with TSA Plans that are subject to ERISA. The Company will not provide all the administrative support appropriate for such plans. Accordingly, the Contract should NOT be purchased for use with such plans. The Company may make the Contract available for use with Section 401(k) plans.

     For any tax qualified account (e.g. 401(k) plan or IRA), the tax deferred accrual feature is provided by the tax qualified retirement plan. Therefore, there should be reasons other than tax deferral for acquiring an annuity contract within a qualified plan.

     A summary of the Federal tax laws regarding contributions to, and distributions from, the above tax benefited retirement plans may be found below under "Federal Income Tax Considerations--Taxation of Qualified Contracts."

It should be understood that should a tax benefited retirement plan lose its qualification for tax-exempt status, employees will lose some of the tax benefits described herein.

     In the case of certain TSA Plans, IRAs and Roth IRAs, the individual variable annuity contracts offered in this prospectus comprise the retirement "plan" itself. These Contracts will be endorsed, if necessary, to comply with Federal and state legislation governing such plans, and such endorsements may alter certain Contract provisions described in this prospectus. Refer to the Contracts and any endorsements for more complete information.

                       FEDERAL INCOME TAX CONSIDERATIONS

     The following discussion is general in nature and is not intended as tax advice. Each person concerned should consult a competent tax advisor. No attempt is made to consider any applicable state tax or other tax laws, or to address any federal estate, or state and local estate, inheritance and other tax consequences of ownership or receipt of distributions under a Contract.

     When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money--generally for retirement purposes. Under current federal income tax law, the taxable portion of distributions from variable annuity contracts is taxed at ordinary income tax rates and does not qualify for the reduced tax rate applicable to long-term capital gains and dividends. If you invest in a variable annuity as part of an individual retirement plan, pension plan or employer-sponsored retirement program, your contract is called a Qualified Contract. If your annuity is independent of any formal retirement or pension plan, it is termed a Non-Qualified Contract. The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan.

     Under current federal income tax law, the taxable portion of distributions under qualified plans (including IRAs) is not eligible for the reduced tax rate applicable to long-term capital gains and qualifying dividends.

TAXATION OF NON-QUALIFIED CONTRACTS

     Non-Natural Person. If a non-natural person (e.g., a corporation or a trust) owns a Non-Qualified Contract, the taxpayer generally must include in income any increase in the excess of the account value over the investment in the Contract (generally, the premiums or other consideration paid for the Contract) during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.

     The following discussion generally applies to Contracts owned by natural persons.

     Withdrawals. When a withdrawal from a Non-Qualified Contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the account value immediately before the distribution over the Owner's investment in the Contract (generally, the premiums or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. In the case of a surrender under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds the Owner's investment in the Contract.

     In the case of a withdrawal under a Qualified Contract, a ratable portion of the amount received is taxable, generally based on the ratio of the "investment in the contract" to the individual's total account balance or accrued benefit under the retirement plan. The "investment in the contract" generally equals the amount of any non-deductible Purchase Payments paid by or on behalf of any individual. In many cases, the "investment in the contract" under a Qualified Contract can be zero.

     Penalty Tax on Certain Withdrawals. In the case of a distribution (or a deemed distribution) from a Non-Qualified Contract, there may be imposed a federal tax penalty (in addition to ordinary income tax) equal to 10% of the amount treated as income. In general, however, there is no penalty on distributions:

      --  made on or after the taxpayer reaches age 59 1/2;

      --  made on or after the death of an Owner;

      --  attributable to the taxpayer's becoming disabled;

      -- made as part of a series of substantially equal periodic payment (at least annually) for the life (or life expectancy) of the taxpayer or the joint lives (or life expectancies) of the taxpayer and his or her designated beneficiary; or

      -- under certain single premium immediate annuities providing for substantially equal payments made at least annually and where the annuity date is no later than one year from the date of purchase.

     Other exceptions may be applicable under certain circumstances and special rules may be applicable in connection with the exceptions enumerated above. Also, additional exceptions apply to distributions from a Qualified Contract. You should consult a tax adviser with regard to exceptions from the penalty tax.


     Annuity Payments. Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed and the remainder is taxed as ordinary income. The non-taxable portion of any annuity payment is generally determined in a manner that is designed to allow you to recover your investment in the contract ratably on a tax-free basis over the expected stream of annuity payments, as determined when annuity payments start. Once your investment in the contract has been fully recovered, however, the full amount of each annuity payment is subject to tax as ordinary income. Once the investment in the Contract has been recovered through the use of the excludable amount, the entire amount of all future payments are includable in taxable income.



     In general, the amount of each payment under a variable annuity payment option that can be excluded from Federal income tax is the remaining after-tax cost in the amount annuitized at the time such payments commence, divided by the number of expected payments, subject to certain adjustments. No deduction is permitted for any excess of such excludable amount for a year over the annuity payments actually received in that year. However, you may elect to increase the excludable amount attributable to future years by a ratable portion of such excess. Consult your tax advisor as to how to make such election and also as to how to treat the loss due to any unrecovered investment in the contract when the income stream is terminated.



     The federal income tax treatment of an annuity payment option that contains a commutation feature (i.e., an annuity payment option that permits the withdrawal of a commuted value) is uncertain. Specifically, it is possible that
(a) all payments made under the annuity payment option will be taxed as withdrawals, on an income-first basis, rather than as annuity payments, a portion of which would be excludable from income as a return of investment in the contract, or (b) the ability to fully recover the investment in the contract over the annuity payment period may be limited due to the reduction or elimination of future annuity payments that would have each had an excludable amount.



     Additionally, it is uncertain whether the exercise of a commutation feature under a joint and survivor variable life annuity payment option constitutes an exchange into a deferred annuity, thus requiring payout of any remaining interest in the deferred annuity within five years of an owner's death (or the primary annuitant's death where the owner is not a natural person) or over the designated beneficiary's life (or over a period no longer than the beneficiary's remaining life expectancy) with such payments beginning within 12 months of the date of death if an owner dies during the certain period for such payout option. Accordingly, we reserve the right to restrict the availability of the commutation feature or to require the value of all remaining income payments be paid to the designated beneficiary or to the surviving joint annuitant, as the case may be, in a lump sum after proof of an owner's death (or of a primary annuitant's death, where the owner is not a natural person) during the certain period to comply with these tax law requirements.



     Caution: We will treat the application of less than your entire Contract Value under a Non-Qualified Contract to a pay-out option (receiving annuity income payments) as a taxable withdrawal for Federal income tax purposes and also as subject to the 10% penalty tax (if you are under age 59 1/2) in addition to ordinary income tax. We will then treat the amount of the withdrawal as the purchase price of an income annuity and tax report the annuity income payments received under the rules for variable income annuities. Consult your tax advisor prior to partially annuitizing your contract.



     Annuity income payments and amount received on the exercise of a withdrawal or partial withdrawal from an annuity option under your non-qualified contract may not be transferred in a tax-free exchange into another annuity contract. In accordance with our procedures, such amounts will instead be taxable under the rules for annuity income payments or withdrawals, whichever is applicable.



     Additionally, if you are under age 59 1/2 at the time annuity income payments commence and intend the annuity income payments to constitute an exception to the 10% penalty tax, any attempt to make a tax-free transfer or rollover (whether for non-qualified or qualified annuities) prior to the later of (a) age 59 1/2, or (b) five years after annuity income payments commence, will generally invalidate the exception and subject you to additional penalties and interest.

     The IRS has not furnished explicit guidance as to how the excludable amount is to be determined each year under variable income annuities that permit transfers between investment sub-accounts after the annuity starting date. Consult your own tax advisor.

     Taxation of Death Benefit Proceeds. Amounts may be distributed from a Contract because of your death or the death of the Annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a surrender of the Contract, or (ii) if distributed under a payout option, they are taxed in the same way as annuity payments. See the Statement of Additional Information as well as "Payment on Death Prior to Annuitization" in your prospectus for a general discussion on the federal income tax rules applicable to how death benefits must be distributed.

     Transfers, Assignments or Exchanges of a Contract. Where otherwise permitted under the terms of the Contract, a transfer or assignment of ownership of a Contract, the designation or change of an annuitant, the selection of certain maturity dates, or the exchange of a Contract may result in certain adverse tax consequences to you that are not discussed herein. An owner contemplating any such transfer, assignment, exchange, or event should consult a tax advisor as to the tax consequences.

     Withholding. Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can generally elect, however, not to have tax withheld from distributions.

     Multiple Contracts. All non-qualified deferred annuity contracts that are issued by us (or our affiliates) to the same owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in such owner's income when a taxable distribution occurs.

     Further Information. We believe that the Contracts will qualify as annuity contracts for Federal income tax purposes and the above discussion is based on that assumption. Further details can be found in the Statement of Additional Information under the heading "Tax Status of the Contracts."

TAXATION OF QUALIFIED CONTRACTS

     The tax rules applicable to Qualified Contracts vary according to the type of retirement plan and the terms and conditions of the plan. Your rights under a Qualified Contract may be subject to the terms of the retirement plan itself, regardless of the terms of the Qualified Contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the Contract comply with the law.


     Individual Retirement Accounts (IRA's), as defined in Section 408 of the Internal Revenue Code (Code), permit individuals to make annual contributions of up to the lesser of the applicable dollar amount for the year (for 2005, $4,000 plus, for Owner's age 50 or older, $500) or the amount of compensation includible in the individual's gross income for the year. The contributions may be deductible in whole or in part, depending on the individual's income. If contributions are being made under a SEP or SARSEP plan of your employer, additional amounts may be contributed as permitted by the Code and the terms of the employer's plan. Distributions from certain retirement plans may be "rolled over" into an IRA on a tax-deferred basis without regard to these limits. Amounts in the IRA (other than non-deductible contributions) are taxed when distributed from the IRA. A 10% penalty tax generally applies to distributions made before age 59 1/2, unless an exception applies. The IRS could conceivably take the position that the offering of death benefits in excess of the greater of (a) Contract Value or (b) return of premium (adjusted for prior distributions) adversely affects the qualification of the Contract as an IRA. Disqualification of the Contract as an IRA could result in the immediate taxation of amounts held in the Contract and the imposition of penalty taxes. THE INTERNAL REVENUE SERVICE HAS APPROVED THE FORMS OF THE IRA AND SIMPLE IRA ENDORSEMENTS WHEN USED WITH THE CONTRACT AND ITS RIDERS. PLEASE BE AWARE THAT THE IRA OR SIMPLE IRA CONTRACT ISSUED TO YOU MAY DIFFER FROM THE FORM OF THE TRADITIONAL IRA OR SIMPLE IRA APPROVED BY THE IRS BECAUSE OF SEVERAL FACTORS SUCH AS DIFFERENT RIDERS AND STATE INSURANCE REQUIREMENTS. ADDITIONALLY, SUCH APPROVAL AS TO THE FORM OF THE CONTRACT BY THE IRS DOES NOT CONSTITUTE ANY APPROVAL OR ENDORSEMENT AS TO THE INVESTMENT PROGRAM THEREUNDER.



     SIMPLE IRA's permit certain small employers to establish SIMPLE plans as provided by Section 408(p) of the Code, under which employees may elect to defer to a SIMPLE IRA a percentage of compensation up to $10,000 for 2004. The sponsoring employer is generally required to make matching or non-elective contributions on behalf of employees. Distributions from SIMPLE IRA's are subject to the same restrictions that apply to IRA distributions and are taxed as ordinary income. Subject to certain exceptions, premature distributions prior to age 59 1/2 are subject to a 10% penalty tax, which is increased to 25% if the distribution occurs within the first two years after the commencement of the employee's participation in the plan.

     Roth IRAs, as described in Code section 408A, permit certain eligible individuals to make non-deductible contributions to a Roth IRA in cash or as a rollover or transfer from another Roth IRA or other IRA. A rollover from or conversion of an IRA to a Roth IRA is generally subject to tax, and other special rules apply. The Owner may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years. Distributions from a Roth IRA generally are not taxed, except that, once aggregate distributions exceed contributions to the Roth IRA, income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during the five taxable years starting with the year in which the first contribution is made to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

     Corporate pension and profit-sharing plans under Section 401(a) of the Code allow corporate employers to establish various types of retirement plans for employees, and self-employed individuals to establish qualified plans for themselves and their employees. Adverse tax consequences to the retirement plan, the participant or both may result if the Contract is transferred to any individual as a means to provide benefit payments, unless the plan complies with all the requirements applicable to such benefits prior to transferring the Contract. The Contract has an enhanced death benefit that in some cases may exceed the greater of the premium payments or the account value.

     Tax Sheltered Annuities under section 403(b) of the Code allow employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the premium payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. These premium payments may be subject to FICA (social security) tax. Distributions of (1) salary reduction contributions made in years beginning after December 31, 1988;
(2) earnings on those contributions; and (3) earnings on amounts held as of the last year beginning before January 1, 1989, are not allowed prior to age 59 1/2, severance from employment, death or disability. Salary reduction contributions may also be distributed upon hardship, but would generally be subject to penalties.


     Proposed income tax regulations issued in November 2004 would require certain fundamental changes to these arrangements including (a) a requirement that there be a written plan document in addition to the annuity contract (or section 403(b)(7) custodial account), (b) significant restrictions on the ability of participants to direct proceeds between 403(b) annuity contracts and
(c) new restrictions on withdrawals of amounts attributable to contributions other than elective deferrals.



     The Proposed regulations will generally not be effective until taxable years beginning after December 31, 2005, at the earliest; and may not be relied on until issued in final form. However, certain aspects, including a proposed prohibition on use of life insurance under section 403(b) arrangements and rules affecting payroll taxes on certain types of contributions are currently effective unless revised or revoked in final form.


     Death Benefits. FOR CONTRACTS PURCHASED IN CONNECTION WITH QUALIFIED PLANS UNDER SECTION 401(a) OR TSA PLANS UNDER SECTION 403(b), CERTAIN DEATH BENEFITS COULD CONCEIVABLY BE CHARACTERIZED AS AN INCIDENTAL BENEFIT, THE AMOUNT OF WHICH IS LIMITED IN CERTAIN PENSION OR PROFIT-SHARING PLANS. BECAUSE THE DEATH BENEFIT IN CERTAIN CASES MAY EXCEED THIS LIMITATION, EMPLOYERS USING THE CONTRACT IN CONNECTION WITH SUCH PLANS SHOULD CONSULT THEIR TAX ADVISER.

     Eligible Section 457(b) Plans, while not actually providing for a qualified plan as that term is normally used, provides for certain eligible deferred compensation plans with respect to service for state governments, local governments, political subdivisions, agencies, instrumentalities and certain affiliates of such entities, and tax exempt organizations. The Contract can be used with such plans. Under such plans a participant may specify the form of investment in which his or her participation will be made. Under a non-governmental plan, all such investments, however, are owned by and are subject to, the claims of the general creditors of the sponsoring employer (which must be a tax-exempt entity under Section 501(c) of the Code). In general, all amounts received under a non-governmental Section 457(b) plan are taxable and are subject to federal income tax withholding as wages.

     Loans. IF YOUR QUALIFIED PLAN OR TSA PLAN CONTRACT PERMITS LOANS, THE AMOUNT OF SUCH LOANS, THE REPAYMENT TERMS AND THE TREATMENT OF DEFAULTS ARE SUBJECT TO LIMITATIONS AND RULES UNDER SECTION 72(p) OF THE CODE AND THE REGULATIONS THEREUNDER. THE TERMS OF YOUR LOAN WILL BE GOVERNED BY YOUR LOAN AGREEMENT AND THE REQUIREMENTS OF THE TAX LAW (AND ERISA, WHERE APPLICABLE). FAILURE TO SATISFY THESE REQUIREMENTS WILL RESULT IN ADVERSE TAX CONSEQUENCES. CONSULT YOUR TAX ADVISER PRIOR TO APPLYING FOR A LOAN.

     Other Tax Issues.  Qualified Contracts (including Contracts issued under
Section 457(b) plans) have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement, or consult a tax adviser for more information about these distribution rules. Failure to meet such rules generally results in the imposition of a 50% excise tax on the amount which should have been, but was not, distributed.


     Final income tax regulations regarding minimum distribution requirements were released in June 2004. These regulations affect both deferred and income annuities. Under these new rules, effective with respect to minimum distributions required for the 2006 distribution year, in general, the value of all benefits under a deferred annuity (including death benefits in excess of Contract Value, as well as all living benefits) must be added to the Contract Value in computing the amount required to be distributed over the applicable period.



     The final required minimum distribution regulations permit income payments to increase due to "actuarial gain" which includes the investment performance of the underlying assets, as well as changes in actuarial factors and assumptions under certain conditions. Additionally, withdrawals may also be permitted under certain conditions. The new rules are not entirely clear, and you should consult with your own tax advisor to determine whether your variable income annuity will satisfy these rules for your own situation.


     Distributions from Qualified Contracts generally are subject to withholding for the Owner's federal income tax liability. The withholding rate varies according to the type of distribution and the Owner's tax status. The Owner will be provided the opportunity to elect not to have tax withheld from distributions.


     "Eligible rollover distributions" from section 401(a), 403(a), 403(b) and governmental Section 457(b) plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or employee's spouse or former spouse as beneficiary or alternate payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form or hardship distributions. The 20% withholding does not apply, however, if the employee chooses a "direct rollover" from the plan to a tax-qualified plan, IRA or tax sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions. Effective March 28, 2005, certain mandatory distributions made to participants in an amount in excess of $1,000 must be rolled over to an IRA designated by the Plan, unless the participant elects to receive it in cash or roll it over to a different IRA or eligible retirement plan of his or her own choosing. General transitional rules apply as to when plans have to be amended. Special effective date rules apply for governmental plans and church plans.


     Foreign Tax Credits. To the extent permitted under the federal income tax law, we may claim the benefit of certain foreign tax credits attributable to taxes paid by certain of the Eligible Funds to foreign jurisdictions.


     Commutation Features Under Annuity Payment Options. Please be advised that the tax consequences resulting from the election of an annuity payment option containing a commutation feature is uncertain and the IRS may determine that the taxable amount of the annuity payments and withdrawals received for any year COULD BE GREATER THAN OR LESS THAN THE TAXABLE AMOUNT REPORTED BY THE COMPANY. The exercise of the commutation feature also may result in adverse tax consequences including:



     -- The imposition of a 10% penalty tax on the taxable amount of the commuted value, if the taxpayer has not attained age 59 1/2 at the time the withdrawal is made. This 10% penalty tax is in addition to the ordinary income tax on the taxable amount of the commuted value.



     -- The retroactive imposition of the 10% penalty tax on annuity payments received prior to the taxpayer attaining age 59 1/2.



     -- The possibility that the exercise of the commutation feature could adversely affect the amount excluded from Federal income tax under any annuity payments made after such commutation.



     See also the discussion of commutation features under "Annuity Payments." A payee should consult with his or her own tax advisor prior to electing to annuitize the contract and prior to exercising any commutation feature under an annuity payment option.



     Federal Estate Taxes. While no attempt is being made to discuss the Federal estate tax implications of the Contract, you should keep in mind that the value of an annuity contract owned by a decedent and payable to a beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated beneficiary or the actuarial value of the payments to be received by the beneficiary. Consult an estate planning advisor for more information.

     Generation-skipping transfer tax. Under certain circumstances, the Code may impose a "generation skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.



     Annuity purchases by nonresident aliens and foreign corporations. The discussion above provides general information regarding U.S. Federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. Federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, purchasers may be subject to state and/or municipal taxes and taxes that may be imposed by the purchaser's country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.


POSSIBLE TAX LAW CHANGES

     Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.

     We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity contract owners currently receive. We make no guarantee regarding the tax status of any Contract and do not intend the above discussion as tax advice.

                         DISTRIBUTION OF THE CONTRACTS


     We have entered into a distribution agreement with our affiliate, New England Securities Corporation ("Distributor"), for the distribution and sale of the Contracts. Distributor offers the Contracts through its sales representatives. Distributor may also enter into selling agreements with other affiliated broker-dealers ("selling firms") for the sale of the Contracts. We pay commissions to Distributor for sales of the Contracts by its sales representatives, as well as selling firms. Certain of the Eligible Funds make payments to Distributor under their distribution plans in consideration of services provided and expenses incurred by Distributor in distributing Fund shares (see "Expense Table" and the Eligible Fund prospectuses). These payments range from 0.15% to 0.25% of Variable Account assets invested in a particular Eligible Fund. Distributor may also receive brokerage commissions on securities transactions initiated by an investment adviser of an Eligible Fund. Additionally, we pay American Funds Distributors, Inc., principal underwriter for the American Funds Insurance Series, a percentage of all premiums allocated to the American Funds Growth Fund, the American Funds Growth-Income Fund, and the American Funds Global Small Capitalization Fund for the services it provides in marketing the Funds' shares in connection with the Contract.


     The maximum commission payable for Contract sales by Distributor's sales representatives is 8% of purchase payments. Some sales representatives may elect to receive no or a lower commission when a purchase payment is made along with a quarterly payment based on Contract Value for so long as the Contract remains in effect. We also pay for Distributor's operating and other expenses, including the following sales expenses: sales representative training allowances; compensation and bonuses for the Distributor's management team; advertising expenses; and all other expenses of distributing the Contracts. Distributor pays its sales representatives all of the commissions received for their sales of Contracts; it does not retain any portion of those commissions. We do not currently but reserve the right to pay lower commissions on purchase payments allocated to the Fixed Account and/or Guaranteed Account than we do for purchase payments allocated to the Variable Account. All or a portion of commissions may be returned if the Contract is not continued through the first Contract Year.


     Sales representatives and their managers are also eligible for various non-cash compensation programs that the Company offers, such as conferences, trips, prizes, and awards. In addition, Distributor's sales representatives who meet certain productivity, persistency, and length of service standards and/or their managers may be eligible for additional compensation. Other payments may be made for other services that do not directly involve the sale of the Contracts. These services may include the recruitment and training of personnel, production of promotional literature, and similar services.



     Distributor also makes payments for the sale of the Contracts to the Managing Partner who supervises the Sales representative. Payments to the Managing Partners may vary and depend on a number of factors, including the sales representative's level of sales, as well as the level of sales by all sales representatives in the Managing Partner's agency.



     Distributor's sales representatives and their Managing Partners (and the sales representatives and managers of our affiliates) may also be eligible for additional cash compensation such as bonuses, equity awards (for example stock options), training allowances, supplemental salary, payments based on a percentage of the Contract Value, financing arrangements, marketing support, medical and retirement benefits and other insurance and non-insurance benefits. The amount of this additional compensation is based on the amount of proprietary products sold. Proprietary products are products issued by the Company and its affiliates. Sales representatives must meet a minimum level of sales of proprietary products in order to maintain agent status with us and in order to be eligible for most of the cash compensation described above. Managing Partners may be eligible for additional cash compensation based on the performance (with emphasis on the sale of proprietary products) of the Sales representatives that the Managing Partner supervises. Managing Partners may pay a portion of their cash compensation to their Sales representatives.



     In addition to the payments listed above, NELICO makes certain payments to its business unit or to the business unit of its affiliate that is responsible for the operation of the distribution systems through which the Contract is sold. This amount is part of the total compensation paid for the sale of the Contract.



     Receipt of the cash and non-cash compensation described above may provide sales representatives and their Managing Partners with an incentive to favor the sale of proprietary products over similar products issued by non-affiliates.



     The commissions payable for Contract sales by selling firms will not exceed that described above. Selling firms pay their sales representatives all or a portion of the commissions received for their sales of Contracts; some firms may retain a portion of commissions. Sales representatives and their managers are also eligible for various cash benefits and non-cash compensation items (as described above) that we may provide jointly with affiliated selling firms.



     A portion of the payments made to selling firms may be passed on to their sales representatives in accordance with their internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Ask your sales representative for further information about what your sales representative and the selling firm for which he or she works may receive in connection with your purchase of a Contract.


     Commissions and other incentives or payments described above are not charged directly to Contract owners or the Variable Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the Contract.

                               LEGAL PROCEEDINGS


     NELICO, like other life insurance companies, is involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. In addition, in December of 2004, NELICO received a "Wells Notice" from the Securities and Exchange Commission ("SEC") in connection with a previously disclosed SEC investigation regarding a $31 million after-tax charge taken in the 2(nd) Quarter of 2003 resulting from certain improperly deferred expenses at NELICO. The Wells Notice provides notice that the SEC staff is considering recommending that the SEC bring a civil action alleging violations of the U.S. Securities Laws. NELICO has responded to the Wells Notice. Although the outcome of any litigation or administrative or other proceedings cannot be predicted with certainty, NELICO does not believe any such litigation or proceedings will have a material adverse effect upon the Separate Account or upon the ability of New England Securities to perform its contract with the Separate Account or of NELICO to meet its obligations under the contracts.


                              FINANCIAL STATEMENTS


     Financial statements for the New England Variable Annuity Separate Account and New England Life Insurance Company are included in the Statement of Additional Information, a copy of which can be obtained by writing to New England Securities Corporation at 501 Boylston Street, Boston, Massachusetts 02116 or telephoning 1-800-356-5015 or visiting our website at www.nef.com.

                            ACCUMULATION UNIT VALUES
          (FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT
                        CONDENSED FINANCIAL INFORMATION


     Set forth below are accumulation unit values through December 31, 2004 for each Sub-Account of the New England Variable Annuity Separate Account.



                                                                                            NUMBER OF
                                                                                           ACCUMULATION
                                                          ACCUMULATION                        UNITS
                                                          UNIT VALUE AT   ACCUMULATION    OUTSTANDING AT
                                                          BEGINNING OF    UNIT VALUE AT   END OF PERIOD
                                                             PERIOD       END OF PERIOD   (IN THOUSANDS)
                                                          -------------   -------------   --------------
BlackRock Money Market Sub-Account(6)
  (previously State Street Research Money Market
     Sub-Account)
  04/19/95* to 12/31/95.................................     1.834830        1.889065            2,759
  01/01/96 to 12/31/96..................................     1.889065        1.959126            9,258
  01/01/97 to 12/31/97..................................     1.959126        2.036045            8,797
  01/01/98 to 12/31/98..................................     2.036045        2.114493           14,711
  01/01/99 to 12/31/99..................................     2.114493        2.189734           14,979
  01/01/00 to 12/31/00..................................     2.189734        2.294889           10,956
  01/01/01 to 12/31/01..................................     2.294889        2.353490           11,966
  01/01/02 to 12/31/02..................................     2.353490        2.354852           12,322
  01/01/03 to 12/31/03..................................     2.354852        2.342007            6,242
  01/01/04 to 12/31/04..................................     2.342007        2.333289            4,416
Salomon Brothers U.S. Government Sub-Account
  04/19/95* to 12/31/95.................................     1.046872        1.139109            2,122
  01/01/96 to 12/31/96..................................     1.139109        1.160957            5,512
  01/01/97 to 12/31/97..................................     1.160957        1.242399            8,346
  01/01/98 to 12/31/98..................................     1.242399        1.318989           15,795
  01/01/99 to 12/31/99..................................     1.318989        1.303556           14,531
  01/01/00 to 12/31/00..................................     1.303556        1.420573           12,155
  01/01/01 to 12/31/01..................................     1.420573        1.495769           13,182
  01/01/02 to 12/31/02..................................     1.495769        1.592943           14,306
  01/01/03 to 12/31/03..................................     1.592943        1.597944           10,010
  01/01/04 to 12/31/04..................................     1.597944       1.623,851            7,583
BlackRock Bond Income Sub-Account(6)
  (previously State Street Research Bond Income
  Sub-Account)
  04/19/95* to 12/31/95.................................     2.700549        3.037039            1,299
  01/01/96 to 12/31/96..................................     3.037039        3.134109            4,588
  01/01/97 to 12/31/97..................................     3.134109        3.428788            7,595
  01/01/98 to 12/31/98..................................     3.428788        3.688741           14,529
  01/01/99 to 12/31/99..................................     3.688741        3.622325           14,185
  01/01/00 to 12/31/00..................................     3.622325        3.865022           12,000
  01/01/01 to 12/31/01..................................     3.865022        4.148726           11,591
  01/01/02 to 12/31/02..................................     4.148726        4.439035           10,326
  01/01/03 to 12/31/03..................................     4.439035        4.635857            7,849
  01/01/04 to 12/31/04..................................     4.635857        4.776225            6,091


--------------------------------------------------------------------------------------------------------
* Date on which the Sub-Account first became available.

                                                                                            NUMBER OF
                                                                                           ACCUMULATION
                                                          ACCUMULATION                        UNITS
                                                          UNIT VALUE AT   ACCUMULATION    OUTSTANDING AT
                                                          BEGINNING OF    UNIT VALUE AT   END OF PERIOD
                                                             PERIOD       END OF PERIOD   (IN THOUSANDS)
                                                          -------------   -------------   --------------
Lehman Brothers Aggregate Bond Index Sub-Account
  01/22/01* to 12/31/01.................................     1.077060        1.130647            1,823
  01/01/02 to 12/31/02..................................     1.130647        1.226382            3,457
  01/01/03 to 12/31/03..................................     1.226382        1.250846            2,633
  01/01/04 to 12/31/04..................................     1.250846        1.281466            2,355
Salomon Brothers Strategic Bond Opportunities
  Sub-Account
  04/19/95* to 12/31/95.................................     1.031165        1.158823            1,975
  01/01/96 to 12/31/96..................................     1.158823        1.307292           11,146
  01/01/97 to 12/31/97..................................     1.307292        1.432601           23,303
  01/01/98 to 12/31/98..................................     1.432601        1.442191           34,842
  01/01/99 to 12/31/99..................................     1.442191        1.443394           30,999
  01/01/00 to 12/31/00..................................     1.443394        1.526867           25,512
  01/01/01 to 12/31/01..................................     1.526867        1.609033           22,565
  01/01/02 to 12/31/02..................................     1.609033        1.740077           18,952
  01/01/03 to 12/31/03..................................     1.740077        1.933430           16,461
  01/01/04 to 12/31/04..................................     1.933430        2.033569           13,608
BlackRock Diversified Sub-Account(6)
  (previously State Street Research Diversified
  Sub-Account)
  04/01/04* to 12/31/04.................................    35.648033       38.474665                5
MFS Total Return Sub-Account(1)
  (previously Balanced Sub-Account)
  04/19/95* to 12/31/95.................................     1.073645        1.227281            3,848
  01/01/96 to 12/31/96..................................     1.227281        1.415482           17,356
  01/01/97 to 12/31/97..................................     1.415482        1.622453           33,627
  01/01/98 to 12/31/98..................................     1.622453        1.746518           49,657
  01/01/99 to 12/31/99..................................     1.746518        1.635868           44,498
  01/01/00 to 12/31/00..................................     1.635868        1.583103           34,052
  01/01/01 to 12/31/01..................................     1.583103        1.492281           29,176
  01/01/02 to 12/31/02..................................     1.492281        1.272895           22,180
  01/01/03 to 12/31/03..................................     1.272895        1.503906           18,686
  01/01/04 to 04/30/04..................................     1.503906        1.491745           17,780
MFS Total Return Sub-Account (Class E)
  05/01/04* to 12/31/04.................................    38.119840       41.490362          588,362
BlackRock Large Cap Value Sub-Account(6)
  (previously State Street Research Large Cap Value
  Sub-Account)
  05/01/02* to 12/31/02.................................     1.000000        0.792674              128
  01/01/03 to 12/31/03..................................     0.792674        1.058977              362
  01/01/04 to 12/31/04..................................     1.058977        1.183913              529


--------------------------------------------------------------------------------------------------------
* Date on which the Sub-Account first became available.

                                                                                            NUMBER OF
                                                                                           ACCUMULATION
                                                          ACCUMULATION                        UNITS
                                                          UNIT VALUE AT   ACCUMULATION    OUTSTANDING AT
                                                          BEGINNING OF    UNIT VALUE AT   END OF PERIOD
                                                             PERIOD       END OF PERIOD   (IN THOUSANDS)
                                                          -------------   -------------   --------------
Davis Venture Value Sub-Account
  04/19/95* to 12/31/95.................................     1.071598        1.323183            3,798
  01/01/96 to 12/31/96..................................     1.323183        1.642613           17,783
  01/01/97 to 12/31/97..................................     1.642613        2.163463           39,083
  01/01/98 to 12/31/98..................................     2.163463        2.442138           57,831
  01/01/99 to 12/31/99..................................     2.442138        2.831476           58,967
  01/01/00 to 12/31/00..................................     2.831476        3.058670           56,016
  01/01/01 to 12/31/01..................................     3.058670        2.681119           48,321
  01/01/02 to 12/31/02..................................     2.681119        2.212079           38,529
  01/01/03 to 12/31/03..................................     2.212079        2.856131           32,039
  01/01/04 to 12/31/04..................................     2.856131        3.166266           26,622
FI Value Leaders Sub-Account
  04/19/95* to 12/31/95.................................     1.193057        1.485762            2,885
  01/01/96 to 12/31/96..................................     1.485762        1.730922            9,527
  01/01/97 to 12/31/97..................................     1.730922        2.279329           18,638
  01/01/98 to 12/31/98..................................     2.279329        2.798615           35,465
  01/01/99 to 12/31/99..................................     2.798615        3.019311           40,407
  01/01/00 to 12/31/00..................................     3.019311        2.825493           33,874
  01/01/01 to 12/31/01..................................     2.825493        2.399187           27,130
  01/01/02 to 12/31/02..................................     2.399187        1.906333           20,628
  01/01/03 to 12/31/03..................................     1.906333        2.387056           16,145
  01/01/04 to 12/31/04..................................     2.387056        2.678230           13,091
Harris Oakmark Large Cap Value Sub-Account
  05/01/02* to 12/31/02.................................     1.186098        0.973174              834
  01/01/03 to 12/31/03..................................     0.973174        1.203425            1,137
  01/01/04 to 12/31/04..................................     1.203425        1.321295            1,194
Harris Oakmark Focused Value Sub-Account
  04/19/95* to 12/31/95.................................     1.201698        1.438865            2,010
  01/01/96 to 12/31/96..................................     1.438865        1.669358            9,083
  01/01/97 to 12/31/97..................................     1.669358        1.932280           15,872
  01/01/98 to 04/30/98..................................     1.932280        2.198781           17,610
  01/01/98 to 12/31/98..................................     1.932280        1.802285           19,212
  01/01/99 to 12/31/99..................................     1.802285        1.784358           16,342
  01/01/00 to 12/31/00..................................     1.784358        2.120229           14,395
  01/01/01 to 12/31/01..................................     2.120229        2.672703           17,343
  01/01/02 to 12/31/02..................................     2.672703        2.403843           15,743
  01/01/03 to 12/31/03..................................     2.403843        3.146117           13,696
  01/01/04 to 12/31/04..................................     3.146117        3.412124           11,273
Neuberger Berman Mid Cap Value Sub-Account(10)
  (previously Neuberger Berman Partners Mid Cap Value
  Sub-Account)
  05/01/01* to 12/31/01.................................     1.542542        1.503118               80
  01/01/02 to 12/31/02..................................     1.503118        1.335950              677
  01/01/03 to 12/31/03..................................     1.335950        1.794695              823
  01/01/04 to 12/31/04..................................     1.794695        2.171797            1,209


--------------------------------------------------------------------------------------------------------
* Date on which the Sub-Account first became available.

                                                                                            NUMBER OF
                                                                                           ACCUMULATION
                                                          ACCUMULATION                        UNITS
                                                          UNIT VALUE AT   ACCUMULATION    OUTSTANDING AT
                                                          BEGINNING OF    UNIT VALUE AT   END OF PERIOD
                                                             PERIOD       END OF PERIOD   (IN THOUSANDS)
                                                          -------------   -------------   --------------
BlackRock Investment Trust Sub-Account(6)
  (previously State Street Research Investment Trust
  Sub-Account)
  05/01/01* to 12/31/01.................................     7.438047        6.526184               15
  01/01/02 to 12/31/02..................................     6.526184        4.746347               15
  01/01/03 to 12/31/03..................................     4.746347        6.083176               18
  01/01/04 to 12/31/04..................................     6.083176        6.637413               20
MetLife Stock Index Sub-Account
  01/22/01* to 12/31/01.................................     4.149787        3.528064              491
  01/01/02 to 12/31/02..................................     3.528064        2.696977              795
  01/01/03 to 12/31/03..................................     2.696977        3.402464              845
  01/01/04 to 12/31/04..................................     3.402464        3.701757              723
MFS Investors Trust Sub-Account(2)
  (previously MFS Research Managers Sub-Account)
  07/01/99* to 12/31/99.................................     1.058573        1.187199            1,847
  01/01/00 to 12/31/00..................................     1.187199        1.128742            8,233
  01/01/01 to 12/31/01..................................     1.128742        0.880195            5,193
  01/01/02 to 12/31/02..................................     0.880195        0.658956            3,627
  01/01/03 to 12/31/03..................................     0.658956        0.806814            3,018
  01/01/04 to 04/30/04..................................     0.806814        0.822299            2,883
MFS Investors Trust Sub-Account
  07/01/99* to 12/31/99.................................     1.025647        1.019236            2,303
  01/01/00 to 12/31/00..................................     1.019236        1.004142            3,719
  01/01/01 to 12/31/01..................................     1.004142        0.832779            3,188
  01/01/02 to 12/31/02..................................     0.832779        0.655545            2,445
  01/01/03 to 12/31/03..................................     0.655545        0.788060            1,763
  01/01/04 to 12/31/04..................................     0.788060        0.865864            3,733
BlackRock Strategic Value Sub-Account(6)
  (previously State Street Research Aurora Sub-Account)
  01/22/01* to 12/31/01.................................     1.234067        1.400918            4,563
  01/01/02 to 12/31/02..................................     1.400918        1.087462            6,425
  01/01/03 to 12/31/03..................................     1.087462        1.610821            6,085
  01/01/04 to 12/31/04..................................     1.610821        1.832998            5,774
FI Mid Cap Opportunities Sub-Account(3)
  (previously Janus Mid Cap Sub-Account)
  01/22/01* to 12/31/01.................................     2.599143        1.552375              593
  01/01/02 to 12/31/02..................................     1.552375        1.084732              299
  01/01/03 to 12/31/03..................................     1.084732        1.437015              337
  01/01/04 to 12/31/04..................................     1.437015        1.656255              581
FI Mid Cap Opportunities Sub-Account(4)
  05/01/02* to 12/31/02.................................     1.000000        0.810636               16
  01/01/03 to 12/31/03..................................     0.810636        1.136382              222
  01/01/04 to 04/30/04..................................     1.136382        1.126280              288


--------------------------------------------------------------------------------------------------------
* Date on which the Sub-Account first became available.

                                                                                            NUMBER OF
                                                                                           ACCUMULATION
                                                          ACCUMULATION                        UNITS
                                                          UNIT VALUE AT   ACCUMULATION    OUTSTANDING AT
                                                          BEGINNING OF    UNIT VALUE AT   END OF PERIOD
                                                             PERIOD       END OF PERIOD   (IN THOUSANDS)
                                                          -------------   -------------   --------------
MetLife Mid Cap Stock Index Sub-Account
  01/22/01* to 12/31/01.................................     1.036337        1.030603              688
  01/01/02 to 12/31/02..................................     1.030603        0.863156              764
  01/01/03 to 12/31/03..................................     0.863156        1.145805              925
  01/01/04 to 12/31/04..................................     1.145805        1.308103            1,018
FI International Stock Sub-Account(5)
  (previously Putnam International Stock Sub-Account)
  04/19/95* to 12/31/95.................................     1.219265        1.264600            2,523
  01/01/96 to 12/31/96..................................     1.264600        1.330771           10,944
  01/01/97 to 12/31/97..................................     1.330771        1.295867           18,722
  01/01/98 to 12/31/98..................................     1.295867        1.371486           24,795
  01/01/99 to 12/31/99..................................     1.371486        1.686150           23,222
  01/01/00 to 12/31/00..................................     1.686150        1.493953           24,922
  01/01/01 to 12/31/01..................................     1.493953        1.170310           21,118
  01/01/02 to 12/31/02..................................     1.170310        0.952605           16,851
  01/01/03 to 12/31/03..................................     0.952605        1.203392           13,909
  01/01/04 to 12/31/04..................................     1.203392        1.403215           11,323
Morgan Stanley EAFE Index Sub-Account
  01/22/01* to 12/31/01.................................     1.102261        0.852904              430
  01/01/02 to 12/31/02..................................     0.852904        0.700428              790
  01/01/03 to 12/31/03..................................     0.700428        0.948112              931
  01/01/04 to 12/31/04..................................     0.948112        1.115629            1,104
Oppenheimer Global Equity Sub-Account(7)
  (previously Scudder Global Equity Sub-Account)
  05/01/04* to 12/31/04.................................    12.798623       14.768490                1
BlackRock Legacy Large Cap Growth Sub-Account(6)
  (previously State Street Research Large Cap Growth
     Portfolio)
  04/19/95* to 12/31/95.................................     1.091430        1.402375            3,908
  01/01/96 to 12/31/96..................................     1.402375        1.565675           18,547
  01/01/97 to 12/31/97..................................     1.565675        1.940577           32,284
  01/01/98 to 12/31/98..................................     1.940577        2.829403           49,761
  01/01/99 to 12/31/99..................................     2.829403        3.744249           56,626
  01/01/00 to 12/31/00..................................     3.744249        3.188694           53,630
  01/01/01 to 12/31/01..................................     3.188694        2.767486           43,123
  01/01/02 to 12/31/02..................................     2.767486        1.824580           32,418
  01/01/03 to 12/31/03..................................     1.824580        2.432889           26,070
  01/01/04 to 12/31/04..................................     2.432889        2.611739           20,867
Jennison Growth Sub-Account(8)
  (previously Met/Putnam Voyager Sub-Account)
  05/01/00* to 12/31/00.................................     1.000000        0.723482            1,745
  01/01/01 to 12/31/01..................................     0.723482        0.493718            2,323
  01/01/02 to 12/31/02..................................     0.493718        0.346263            1,943
  01/01/03 to 12/31/03..................................     0.346263        0.430125            1,673
  01/01/04 to 12/31/04..................................     0.430125        0.445480            1,294


--------------------------------------------------------------------------------------------------------
* Date on which the Sub-Account first became available.

                                                                                            NUMBER OF
                                                                                           ACCUMULATION
                                                          ACCUMULATION                        UNITS
                                                          UNIT VALUE AT   ACCUMULATION    OUTSTANDING AT
                                                          BEGINNING OF    UNIT VALUE AT   END OF PERIOD
                                                             PERIOD       END OF PERIOD   (IN THOUSANDS)
                                                          -------------   -------------   --------------
T. Rowe Price Large Cap Growth Sub-Account
  05/01/04* to 12/31/04.................................     1.119764        1.213800              379
Loomis Sayles Small Cap Sub-Account
  04/19/95* to 12/31/95.................................     1.010468        1.219226            2,427
  01/01/96 to 12/31/96..................................     1.219226        1.571807            9,083
  01/01/97 to 12/31/97..................................     1.571807        1.936137           26,450
  01/01/98 to 12/31/98..................................     1.936137        1.877786           35,171
  01/01/99 to 12/31/99..................................     1.877786        2.440858           30,705
  01/01/00 to 12/31/00..................................     2.440858        2.534666           12,155
  01/01/01 to 12/31/01..................................     2.534666        2.279741           26,119
  01/01/02 to 12/31/02..................................     2.279741        1.764311           19,731
  01/01/03 to 12/31/03..................................     1.764311        2.375446           16,319
  01/01/04 to 12/31/04..................................     2.375446        2.727533           13,564
Russell 2000 Index Sub-Account
  01/22/01* to 12/31/01.................................     1.202699        1.186357              745
  01/01/02 to 12/31/02..................................     1.186357        0.929122            1,086
  01/01/03 to 12/31/03..................................     0.929122        1.335704            1,243
  01/01/04 to 12/31/04..................................     1.335704        1.547069            1,268
BlackRock Aggressive Growth Sub-Account(6)
  (previously State Street Research Aggressive Growth
     Sub-Account)
  05/01/04* to 12/31/04.................................    33.837186       37.527489               --
Franklin Templeton Small Cap Growth Sub-Account
  05/01/01* to 12/31/01.................................     1.000000        0.880003              645
  01/01/02 to 12/31/02..................................     0.880003        0.624736              823
  01/01/03 to 12/31/03..................................     0.624736        0.891284            1,340
  01/01/04 to 12/31/04..................................     0.891284        0.977320            1,278
T. Rowe Price Small Cap Growth Sub-Account
  05/01/04* to 12/31/04.................................     1.242603        1.325197               28
PIMCO Total Return Sub-Account
  05/01/01* to 12/31/01.................................     1.001008        1.054196            1,690
  01/01/02 to 12/31/02..................................     1.054196        1.136808            8,272
  01/01/03 to 12/31/03..................................     1.136808        1.169859            7,285
  01/01/04 to 12/31/04..................................     1.169859        1.211615            6,170
Lord Abbett Bond Debenture Sub-Account
  05/01/01* to 12/31/01.................................     1.389438        1.374719              103
  01/01/02 to 12/31/02..................................     1.374719        1.348509              616
  01/01/03 to 12/31/03..................................     1.348509        1.585323            1,265
  01/01/04 to 12/31/04..................................     1.585323        1.691738            1,162
Neuberger Berman Real Estate Sub-Account
  05/01/94* to 12/31/04.................................     9.99889042     12.83794828            124


--------------------------------------------------------------------------------------------------------
* Date on which the Sub-Account first became available.

                                                                                            NUMBER OF
                                                                                           ACCUMULATION
                                                          ACCUMULATION                        UNITS
                                                          UNIT VALUE AT   ACCUMULATION    OUTSTANDING AT
                                                          BEGINNING OF    UNIT VALUE AT   END OF PERIOD
                                                             PERIOD       END OF PERIOD   (IN THOUSANDS)
                                                          -------------   -------------   --------------
Met/AIM Mid Cap Core Equity Sub-Account
  05/01/02* to 12/31/02.................................     1.140016        0.967182              166
  01/01/03 to 12/31/03..................................     0.967182        1.203979              321
  01/01/04 to 12/31/04..................................     1.203979        1.358861              400
Harris Oakmark International Sub-Account
  05/01/02* to 12/31/02.................................     1.059909        0.884317               17
  01/01/03 to 12/31/03..................................     0.884317        1.179141              322
  01/01/04 to 12/31/04..................................     1.179141        1.403956            1,417
MFS Research International Sub-Account
  05/01/01* to 12/31/01.................................     0.972280        0.848201              201
  01/01/02 to 12/31/02..................................     0.848201        0.738048              313
  01/01/03 to 12/31/03..................................     0.738048        0.961525              518
  01/01/04 to 12/31/04..................................     0.961525        1.134143              840
Janus Aggressive Growth Sub-Account(11)
  (previously Janus Growth Sub-Account)
  05/01/01* to 12/31/01.................................     1.000000        0.774950              467
  01/01/02 to 12/31/02..................................     0.774950        0.528917              448
  01/01/03 to 12/31/03..................................     0.528917        0.677855              480
  01/01/04 to 12/31/04..................................     0.677855        0.725187              298
T. Rowe Price Mid-Cap Growth Sub-Account
  05/01/01* to 12/31/01.................................     0.981160        0.824101              678
  01/01/02 to 12/31/02..................................     0.824101        0.455019            1,467
  01/01/03 to 12/31/03..................................     0.455019        0.613403            2,378
  01/01/04 to 12/31/04..................................     0.613403        0.713018            3,130
Met/AIM Small Cap Growth Sub-Account
  05/01/02* to 12/31/02.................................     1.122499        0.847816              248
  01/01/03 to 12/31/03..................................     0.847816        1.161543              395
  01/01/04 to 12/31/04..................................     1.161543        1.219639              334
RCM Global Technology Sub-Account(9)
  (previously PIMCO PEA Innovation Sub-Account
  05/01/01* to 12/31/01.................................     0.822604        0.609654              343
  01/01/02 to 12/31/02..................................     0.609654        0.296337              388
  01/01/03 to 12/31/03..................................     0.296337        0.460681            1,379
  01/01/04 to 12/31/04..................................     0.460681        0.434889              741
American Funds Growth-Income Sub-Account
  05/01/01* to 12/31/01.................................     8.544177        8.240125              524
  01/01/02 to 12/31/02..................................     8.240125        6.621684              865
  01/01/03 to 12/31/03..................................     6.621684        8.629786            1,100
  01/01/04 to 12/31/04..................................     8.629786        9.373505            1,145
American Funds Growth Sub-Account
  05/01/01* to 12/31/01.................................    13.039200       11.078414              298
  01/01/02 to 12/31/02..................................    11.078414        8.236223              640
  01/01/03 to 12/31/03..................................     8.236223       11.089070              841
  01/01/04 to 12/31/04..................................    11.089070       12.276345              905
--------------------------------------------------------------------------------------------------------
* Date on which the Sub-Account first became available.

                                                                                            NUMBER OF
                                                                                           ACCUMULATION
                                                          ACCUMULATION                        UNITS
                                                          UNIT VALUE AT   ACCUMULATION    OUTSTANDING AT
                                                          BEGINNING OF    UNIT VALUE AT   END OF PERIOD
                                                             PERIOD       END OF PERIOD   (IN THOUSANDS)
                                                          -------------   -------------   --------------
American Funds Global Small Capitalization Sub-Account
  05/01/01* to 12/31/01.................................     1.478936        1.345023              406
  01/01/02 to 12/31/02..................................     1.345023        1.071466              620
  01/01/03 to 12/31/03..................................     1.071466        1.618923              767
  01/01/04 to 12/31/04..................................     1.618923        1.925838              864


------------

 * Date on which the Sub-account first became available.


 (1) Previously, the Balanced Sub-Account. On April 30, 2004, the Balanced Portfolio merged into the MFS Total Return Portfolio.



 (2) Previously, MFS Research Managers Sub-Account. On April 30, 2004, the MFS Research Managers Portfolio merged into the MFS Investors Trust Portfolio.



 (3) Previously, the Janus Mid Cap Sub-Account. On April 30, 2004, the FI Mid Cap Opportunities Portfolio merged into the Janus Mid Cap Portfolio and immediately following the merger, the Janus Mid Cap Portfolio was renamed the FI Mid Cap Opportunities Portfolio. Information shown for the FI Mid Cap Opportunities Sub-Account (formerly Janus Mid Cap Sub-Account) reflects the unit value history of the Janus Mid Cap Sub-Account through the date of the merger.



 (4) Previously, the FI Mid Cap Opportunities Sub-Account. On April 30, 2004, the FI Mid Cap Opportunities Portfolio merged into the Janus Mid Cap Portfolio and immediately following the merger, the Janus Mid Cap Portfolio was renamed the FI Mid Cap Opportunities Portfolio.



 (5) Previously, the Morgan Stanley International Magnum Equity Sub-Account. On December 1, 2000, the Putnam International Stock Portfolio was substituted for the Morgan Stanley International Magnum Equity Series of the New England Zenith Fund, which is no longer available for investment under the Contract. The information shown for the FI International Stock Sub-Account reflects the accumulation unit value history of the Morgan Stanley International Equity Sub-Account through the date of the substitution.



 (6) Effective January 31, 2005, State Street Research Money Market Sub-Account changed its name to BlackRock Money Market Sub-Account; State Street Research Bond Income Sub-Account changed its name to BlackRock Bond Income Sub-Account; State Street Research Diversified Sub-Account changed its name to BlackRock Diversified Sub-Account; State Street Research Large Cap Value Sub-Account changed its name BlackRock Large Cap Value Sub-Account; State Street Research Investment Trust Sub-Account changed its name to BlackRock Investment Trust Sub-Account; State Street Research Aurora Sub-Account changed its name to BlackRock Strategic Value Sub-Account; State Street Research Large Cap Growth Sub-Account changed its name to BlackRock Legacy Large Cap Growth Sub-Account and State Street Research Aggressive Growth Sub-Account changed its name to BlackRock Aggressive Growth Sub-Account; and BlackRock Advisors, Inc. replaced State Street Research & Management Company as subadviser.



 (7) Effective May 1, 2005, Scudder Global Equity Sub-Account changed its name to Oppenheimer Global Equity Sub-Account and OppenheimerFunds, Inc. replaced Deutsche Investment Management Americas, Inc. as subadviser.



 (8) On or about April 29, 2005, the Met/Putnam Voyager Portfolio that had been offered as an Eligible Fund up through that date, merged with and into the Jennison Growth Portfolio.



 (9) Effective May 1, 2005, PIMCO PEA Innovation Sub-Account changed its name to RCM Global Technology Sub-Account. Effective January 15, 2005 RCM Capital Management LLC replaced PEA Capital LLC as Adviser (subadviser).



(10) Effective May 1, 2005, Neuberger Berman Partners Mid Cap Value Sub-Account changed its name to Neuberger Berman Mid Cap Value Sub-Account.



(11) Previously, the Janus Growth Sub-Account. On April 28, 2003, the Janus Growth Portfolio merged into the Janus Aggressive Growth Portfolio. Information shown for the Janus Aggressive Growth Sub-Account is based on the May 1, 2001 inception date of the Janus Growth Sub-Account and reflects the accumulation unit value history of the Janus Growth Sub-Account through the date of the merger.

                                  PREMIUM TAX

     Premium tax rates are subject to change. At present we pay premium taxes in the following jurisdictions at the rates shown.


                                                    CONTRACTS USED
                                                  WITH TAX QUALIFIED   ALL OTHER
JURISDICTION                                       RETIREMENT PLANS    CONTRACTS
------------                                      ------------------   ---------
California                                               0.50%*          2.35%
Maine                                                      --            2.00%
Nevada                                                     --            3.50%
South Dakota                                               --            1.25%
West Virginia                                            1.00%           1.00%
Wyoming                                                    --            1.00%


------------

* Contracts sold to sec.408(a) IRA Trusts are taxed at 2.35%.

     See "Premium Tax Charges" in the prospectus for more information about how premium taxes affect your Contract.

                               TABLE OF CONTENTS

                                     OF THE

                      STATEMENT OF ADDITIONAL INFORMATION

                         FOR THE AMERICAN GROWTH SERIES



                                                                PAGE
                                                                -----
THE COMPANY AND THE VARIABLE ACCOUNT........................    II-3
SERVICES RELATING TO THE VARIABLE ACCOUNT AND THE
  CONTRACTS.................................................    II-3
INVESTMENT ADVICE...........................................    II-3
DISTRIBUTION OF THE CONTRACTS...............................    II-4
CALCULATION OF PERFORMANCE DATA.............................    II-5
CALCULATION OF YIELDS.......................................    II-6
NET INVESTMENT FACTOR.......................................    II-8
ANNUITY PAYMENTS............................................    II-8
HYPOTHETICAL ILLUSTRATIONS OF ANNUITY INCOME PAYOUTS........    II-9
HISTORICAL ILLUSTRATIONS OF ANNUITY INCOME PAYOUTS..........    II-10
THE FIXED ACCOUNT...........................................    II-10
TAX STATUS OF THE CONTRACTS.................................    II-11
EXPERTS.....................................................    II-12
LEGAL MATTERS...............................................    II-12
FINANCIAL STATEMENTS........................................    F-1



     If you would like a copy of any of the following Statements of Additional Information, please check the appropriate box below and mail to:



     New England Securities Corporation


     501 Boylston Street


     Boston, Massachusetts 02116



[ ]   American Growth Series -- New England Variable Annuity Separate Account
[ ]   Metropolitan Series Fund, Inc.
[ ]   Met Investors Series Trust
[ ]   American Funds Insurance Series
[ ]   My current address is:

                                   Name
      -------------------------             --------------------------------------
         Contract Number

                                   Address
                                            --------------------------------------

      -------------------------             --------------------------------------
            Signature                                                          Zip

                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT

                             AMERICAN GROWTH SERIES
                     INDIVIDUAL VARIABLE ANNUITY CONTRACTS
                  ISSUED BY NEW ENGLAND LIFE INSURANCE COMPANY

                      STATEMENT OF ADDITIONAL INFORMATION
                                    (PART B)


                                  MAY 1, 2005



     This Statement of Additional Information is not a prospectus. This Statement of Additional Information relates to the Prospectuses dated May 1, 2005 and May 1, 2000 (as annually supplemented) and should be read in conjunction therewith. In addition, this Statement of Additional Information relates to the American Growth Series-I Prospectus dated May 1, 2000, as supplemented annually. A copy of these Prospectuses and supplements may be obtained by writing to New England Securities Corporation ("New England Securities"), 501 Boylston Street, Boston, Massachusetts 02116.



VA-405-05

                               TABLE OF CONTENTS


                                                              PAGE
                                                              -----
THE COMPANY AND THE VARIABLE ACCOUNT........................   II-3
SERVICES RELATING TO THE VARIABLE ACCOUNT AND THE
  CONTRACTS.................................................   II-3
INVESTMENT ADVICE...........................................   II-3
DISTRIBUTION OF THE CONTRACTS...............................   II-4
CALCULATION OF PERFORMANCE DATA.............................   II-5
CALCULATION OF YIELDS.......................................   II-6
NET INVESTMENT FACTOR.......................................   II-8
ANNUITY PAYMENTS............................................   II-8
HYPOTHETICAL ILLUSTRATIONS OF ANNUITY INCOME PAYOUTS........   II-9
HISTORICAL ILLUSTRATIONS OF ANNUITY INCOME PAYOUTS..........  II-10
THE FIXED ACCOUNT...........................................  II-10
TAX STATUS OF THE CONTRACTS.................................  II-11
EXPERTS.....................................................  II-12
LEGAL MATTERS...............................................  II-12
FINANCIAL STATEMENTS........................................    F-1

                      THE COMPANY AND THE VARIABLE ACCOUNT

     The New England Variable Annuity Separate Account (the "Variable Account") is a separate account of New England Life Insurance Company (the "Company"). The Variable Account was established on July 1, 1994. The most recent version of the Contracts was first made available in August 1998. The Company is an indirect, wholly-owned subsidiary of Metropolitan Life Insurance Company ("MetLife"). MetLife is a wholly-owned subsidiary of MetLife, Inc., a publicly traded company.

          SERVICES RELATING TO THE VARIABLE ACCOUNT AND THE CONTRACTS

     The Company maintains the books and records of the Variable Account and provides issuance and other administrative services for the Contracts.

     Deloitte & Touche LLP, located at 201 East Kennedy Boulevard, Tampa, Florida 33602, conducts an annual audit of the Variable Account's financial statements.

                               INVESTMENT ADVICE

     The Variable Account invests in the Portfolios of the Metropolitan Series Fund, Inc. ("Metropolitan Fund"), the Met Investors Series Trust, and other unaffiliated open-end management investment companies that serve as investment vehicles for variable life and variable annuity separate accounts. MetLife Advisers, LLC ("MetLife Advisers") and Met Investors Advisory LLC ("Met Investors Advisory"), as the Advisers to the Metropolitan Fund and the Met Investors Series Trust, respectively, may, from time to time, replace the subadviser of a Portfolio with a new subadviser. A number of subadviser changes have been made with respect to the Portfolios in which the Variable Account invests.

     MetLife Advisers (formerly known as New England Investment Management, Inc. which was formerly known as TNE Advisers, Inc.) became the investment Adviser to the Portfolios of the Metropolitan Fund on May 1, 2001. Prior to May 1, 2001, Metropolitan Life Insurance Company was the investment Adviser for all Portfolios of the Metropolitan Fund.


     MetLife Advisers was also the investment Adviser to each of the Series of the New England Zenith Fund ("Zenith Fund") until May 1, 2003, the date on which each Series became a Portfolio of the Metropolitan Fund. MetLife Advisers had been the Adviser to all Series of the Zenith Fund since 1994, with the following exceptions: in the case of the Back Bay Advisors Money Market Series (formerly known as the State Street Research Money Market Portfolio and currently known as the BlackRock Money Market Portfolio), the Back Bay Advisors Bond Income Series (formerly known as the State Street Research Bond Income Portfolio and currently known as the BlackRock Bond Income Portfolio), the Westpeak Value Growth Series (formerly, the Westpeak Growth and Income Series which was formerly the FI Structured Equity Portfolio and currently known as the FI Value Leaders Portfolio), the Loomis Sayles Small Cap Series and the Loomis Sayles Avanti Growth Series (currently known as the Harris Oakmark Focused Value Portfolio), MetLife Advisers became the Adviser on May 1, 1995.


     Met Investors Advisory (formerly known as Met Investors Advisory Corp., which was formerly known as Security First Investment Management) became the Investment Adviser for the Portfolios of the Met Investors Series Trust on February 12, 2001.

     The following is the subadviser history of the Metropolitan Fund Portfolios that, prior to May 1, 2003, were Series of the Zenith Fund:


     The subadviser to the FI Value Leaders Portfolio (formerly, the FI Structured Equity Portfolio, which was formerly the Westpeak Growth and Income Series, which was formerly the Westpeak Value Growth Series) was Westpeak Investment Advisors, L.P. until May 1, 2002, when Fidelity Management & Research Company became the subadviser. The subadviser to the BlackRock Money Market Portfolio (formerly the State Street Research Money Market Portfolio which was formerly, the Back Bay Advisors Money Market Series) and the BlackRock Bond Income Portfolio (formerly, the State Street Research Bond Income Portfolio which was formerly, the Back Bay Advisors Bond Income Series) was Back Bay Advisors, L.P. until July 1, 2001, when State Street Research & Management Company became the subadviser; BlackRock Advisors, Inc. became the subadviser on January 31, 2005. The subadviser to the Harris Oakmark Focused Value Portfolio (formerly, the Harris Oakmark Mid Cap Value Series, which was formerly the Goldman Sachs Midcap Value Series, which was formerly the Loomis Sayles Avanti Growth Series) was Loomis, Sayles and Company, L.P. until May 1, 1998, when Goldman Sachs Asset Management, a separate operating division of Goldman Sachs & Co., became the subadviser; Harris Associates L.P. became the subadviser on May 1, 2000. The subadviser to the Balanced Portfolio (which merged into the MFS Total Return Portfolio of the Metropolitan Fund on April 30, 2004, and was formerly known as the Loomis Sayles Balanced Series) was Loomis, Sayles and Company, L.P. until May 1, 2000, when Wellington Management Company, LLP became the subadviser. The subadviser to the BlackRock Legacy Large Cap Growth Portfolio (formerly the State Street Research Large Cap Growth Portfolio which was formerly, the Alger Equity Growth Portfolio) was Fred Alger Management, Inc. until May 1, 2004 when State Street Research & Management Company became the subadviser; BlackRock Advisors, Inc. became the subadviser on January 31, 2005.



     On April 30, 2004, the MFS Research Managers Portfolio merged into the MFS Investors Trust Portfolio of the Metropolitan Fund.


     The following is the subadviser history of the remaining Metropolitan Fund
Portfolios:

     Metropolitan Life Insurance Company became the subadviser to the Lehman Brothers(R) Aggregate Bond Index Portfolio, the MetLife Stock Index Portfolio, the MetLife Mid Cap Stock Index Portfolio, the Morgan Stanley EAFE(R) Index Portfolio and the Russell 2000(R) Index Portfolio on May 1, 2001. The subadviser to the FI International Stock Portfolio (formerly, the Putnam International Stock Portfolio, which was formerly the Santander International Stock Portfolio) was Santander Global Advisors, Inc. until January 24, 2000, when Putnam Investment Management, LLC became the subadviser until December 16, 2003, when Fidelity Management & Research Company became the subadviser. The subadviser to the Morgan Stanley International Magnum Equity Series (which was replaced by the Putnam International Stock Portfolio on December 1, 2000, and was formerly known as the Dracott International Equity Series) was Draycott Partners, Ltd. Until May 1, 1997, when Morgan Asset Management Inc. became the subadviser.


     On April 28, 2003, the Janus Growth Portfolio merged into the Janus Aggressive Growth Portfolio of the Met Investors Series Trust.



     On April 30, 2004, the FI Mid Cap Opportunities Portfolio merged into the Janus Mid Cap Portfolio, which was immediately renamed the FI Mid Cap Opportunities Portfolio and prior to May 1, 2004, Janus Capital Management LLC was the subadviser to this Portfolio. Immediately following the merger, Fidelity Research & Management Company replaced Janus Capital Management LLC as the subadviser to the FI Mid Cap Opportunities Portfolio.



     The sub-adviser to the BlackRock Aggressive Growth Portfolio (formerly, the State Street Research Aggressive Growth Portfolio), the BlackRock Strategic Value Portfolio (formerly, the State Street Research Aurora Portfolio), the BlackRock Diversified Portfolio (formerly, the State Street Research Diversified Portfolio), the BlackRock Investment Trust Portfolio (formerly, the State Street Research Investment Trust Portfolio), and the BlackRock Large Cap Value Portfolio (formerly, the State Street Research Large Cap Value Portfolio) was State Street Research & Management Company until January 31, 2005, when BlackRock Advisors, Inc. became the sub-adviser. The sub-adviser to the Oppenheimer Global Equity Portfolio (formerly, the Scudder Global Equity Portfolio) was Deutsche Investment Management Americas Inc. until May 1, 2005 when OppenheimerFunds, Inc. became the sub-adviser. On or about April 29, 2005, the Met/Putnam Voyager Portfolio (formerly, the Putnam Large Cap Growth Portfolio) merged with and into the Jennison Growth Portfolio.


     The following is the Adviser (i.e., the "subadviser") history of the Met Investors Series Trust:

     The subadviser to the T. Rowe Price Mid-Cap Growth Portfolio (formerly, the MFS Mid Cap Growth Portfolio) was Massachusetts Financial Services Company until January 1, 2003, when T. Rowe Price Associates, Inc. became the subadviser. The subadviser to the Harris Oakmark International Portfolio (formerly, the State Street Research Concentrated International Portfolio) was State Street Research & Management Company until December 31, 2002 and Harris Associates L.P. became the subadviser effective January 1, 2003.


     The sub-adviser to the RCM Global Technology Portfolio (formerly, the PIMCO PEA Innovation Portfolio, which was formerly the PIMCO Innovation Portfolio) was PEA Capital LLC until January 15, 2005 when RCM Global Adviser became the sub-adviser.


                         DISTRIBUTION OF THE CONTRACTS

     The Contracts are offered to the public on a continuous basis. We anticipate continuing to offer the Contracts, but reserve the right to discontinue the offering.

     New England Securities Corporation ("Distributor") serves as principal underwriter for the Contracts. Distributor is a Massachusetts corporation organized in 1968 and an indirect, wholly owned subsidiary of the Company, and its home address is located at 501 Boylston Street, Boston, Massachusetts 02116. Distributor is registered as a broker-dealer with the Securities and Exchange Commission under the Securities Exchange Act of 1934, as well as with the securities commissions in the states in which it operates, and is a member of NASD, Inc. Distributor offers the Contracts through its sales representatives. Distributor is not a member of the Securities Investor Protection Corporation. Distributor also may enter into selling agreements with other broker-dealers ("selling firms") and compensate them for their services. Sales representatives are appointed as our insurance agents.

     Distributor received sales compensation with respect to the Contracts in the following amounts during the periods indicated:


                                                                          AGGREGATE AMOUNT OF
                                                                        COMMISSIONS RETAINED BY
                                                 AGGREGATE AMOUNT OF   DISTRIBUTOR AFTER PAYMENTS
                                                 COMMISSIONS PAID TO   TO ITS REGISTERED PERSONS
FISCAL YEAR                                         DISTRIBUTOR*           AND SELLING FIRMS
-----------                                      -------------------   --------------------------
2002...........................................      $2,052,932                    $0
2003...........................................      $1,105,604                    $0
2004...........................................       1,056,743                    $0


---------------

* Includes sales compensation paid to registered persons of Distributor.

     Distributor passes through commissions it receives to selling firms for their sales and does not retain any portion of it in return for its services as distributor for the Contracts. However, under the distribution agreement with Distributor, we pay the following sales expenses: sales representative training allowances; deferred compensation and insurance benefits of registered persons; advertising expenses; and all other expenses of distributing the Contracts. We also pay for Distributor's operating and other expenses.

                        CALCULATION OF PERFORMANCE DATA

                          AVERAGE ANNUAL TOTAL RETURN

     We may provide illustrations of hypothetical average annual total returns for each Sub-Account, based on the actual investment experience of the Sub-Accounts, the Metropolitan Fund, the Met Investors Series Trust and the American Funds Insurance Series. THIS INFORMATION DOES NOT INDICATE OR REPRESENT FUTURE PERFORMANCE. AVERAGE ANNUAL TOTAL RETURNS WILL BE PROVIDED FOR A SUB-ACCOUNT FOR 1, 5 AND 10 YEARS, OR FOR A SHORTER PERIOD, IF APPLICABLE.

     We base calculations of Average Annual Total Return on the assumption that a single investment of $1,000 was made at the beginning of each period shown. The returns do not reflect the effect of any premium tax charge, which applies in certain states, and which would reduce the average annual total returns.

     The Average Annual Total Return is related to Surrender Value and is calculated as follows. The amount of the assumed $1,000 purchase payment for a Contract issued at the beginning of the period is divided by the Accumulation Unit Value of each Sub-Account at the beginning of the period shown to arrive at the number of Accumulation Units purchased. The total number of units held under the Contract at the beginning of the last Contract Year covered by the period shown is multiplied by the Accumulation Unit Value at the end of the last Contract Year covered by the period shown to arrive at the Contract Value on that date. This Contract Value is then reduced by the applicable Contingent Deferred Sales Charge and by a factor that reflects the portion of the $30 Administration Contract Charge which would be deducted upon surrender at the end of the last Contract Year in the period to arrive at the Surrender Value. The Average Annual Total Return is the annual compounded rate of return which would produce the Surrender Value on that date. In other words, the Average Annual Total Return is the rate which, when added to 1, raised to a power reflecting the number of years in the period shown, and multiplied by the initial $1,000 investment, yields the Surrender Value at the end of the period. The Accumulation Unit Values used for this purpose reflect an average per unit charge for the $30 Administration Contract Charge. The Average Annual Total Returns assume that no premium tax charge has been deducted.

     Sub-Account Average Annual Total Return, which is calculated in accordance with the SEC standardized formula, uses the inception date of the Sub-Account through which the Eligible Fund is available. Fund total return adjusted for Contract charges, which is non-standard performance, uses the inception date of the Eligible Fund, and therefore may reflect periods prior to the availability of the corresponding Sub-Account under the Contract. For non-standard performance, if there is a partial year included in the reporting period, we reflect only a pro rata portion of the average per unit Administration Contract Charge factor for that partial year. THIS INFORMATION DOES NOT INDICATE OR REPRESENT FUTURE PERFORMANCE.

     Certain portfolios of the Metropolitan Fund and Met Investors Series have been managed previously by different investment advisers or investment subadvisers. Accordingly, performance may reflect the management of previous advisers or subadvisers. For prior advisory and subadvisory history see "INVESTMENT ADVICE" on page II-3.

     As discussed in the prospectus in the section entitled "Investment Performance Information", the Variable Account may illustrate historical investment performance by showing the Percentage Change in Unit Value and the Annual Effective Rate of Return of each Sub-Account of the Variable Account for every calendar year since inception of the corresponding Eligible Funds to the date of the illustration and for the ten, five and one year periods ending with the date of the illustration. Such illustrations do not reflect the impact of any Contingent Deferred Sales Charge, premium tax charge, or the annual $30 Administration Contract Charge. The method of calculating the Percentage Change in Unit Value is described in the prospectus under "Investment Performance Information." The Annual Effective Rate of Return in these illustrations is calculated by dividing the Unit Value at the end of the period by the Unit Value at the beginning of the period, raising this quantity to the power of 1/n (where n is the number of years in the period), and then subtracting 1.

     We may also show daily Unit Values for each Sub-Account in advertising and sales literature, including our website.

                             CALCULATION OF YIELDS

MONEY MARKET YIELD


     From time to time, we may quote in advertisements and sales literature the current yield for the BlackRock Money Market Sub-Account for a 7-day period in a manner that does not take into consideration any realized or unrealized gains or losses on shares of the underlying Eligible Fund or on its respective portfolio securities. The current yield is computed by: (a) determining the net change (exclusive of realized gains and losses on the sales of securities and unrealized appreciation and depreciation) at the end of the 7-day period in the value of a hypothetical account under a Contract having a balance of one Accumulation Unit at the beginning of the period, (b) dividing such net change in Sub-Account value by the Sub-Account value at the beginning of the period to determine the base period return; and (c) annualizing this quotient on a 365-day basis. The net change in Sub-Account value reflects: (1) net income from the Eligible Fund attributable to the hypothetical account; and (2) charges and deductions imposed under the Contract which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the hypothetical account for: (1) the Variable Account annual expense charge (1.40%); and (2) the annual $30 Administration Contract Charge. For purposes of calculating current yield for a Contract, an average per unit Administration Contract Charge is used.


     The current yield will be calculated according to the following formula:

                   Current Yield = ((NCF - ES)/UV) x (365/7)

Where:

NCF = the net change in the value of the Eligible Fund (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) for the 7-day period attributable to a hypothetical account having a balance of one Accumulation Unit.

ES = per unit expenses for the hypothetical account for the 7-day period.

UV = the unit value on the first day of the 7-day period.

     We may also quote the effective yield of the BlackRock Money Market Sub-Account for the same 7-day period, determined on a compounded basis. The effective yield is calculated by compounding the unannualized base period return according to the following formula:


                Effective Yield = (1 + ((NCF - ES)/UV))365/7 - 1

Where:

NCF = the net change in the value of the Eligible Fund (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation) for the 7-day period attributable to a hypothetical account having a balance of one Accumulation Unit.

ES = per unit expenses of the hypothetical account for the 7-day period.

UV = the unit value for the first day of the 7-day period.


     Because of the charges and deductions imposed under the Contract, the yield for the Money Market Sub-Account will be lower than the yield for the corresponding underlying Eligible Fund. The yields on amounts held in the BlackRock Money Market Sub-Account normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. The actual yield for the Sub-Account is affected by changes in interest rates on money market securities, average portfolio maturity of the underlying Eligible Fund, the types and qualities of portfolio securities held by the Eligible Fund, and the Eligible Fund's operating expenses. Yields on amounts held in the BlackRock Money Market Sub-Account may also be presented for periods other than a 7-day period.


OTHER SUB-ACCOUNT YIELDS


     From time to time, we may quote in sales literature or advertisements the current annualized yield of one or more of the Sub-Accounts (other than the BlackRock Money Market Sub-Account) for a Contract for a 30-day or one-month period. The annualized yield of a Sub-Account refers to income generated by the Sub-Account over a specified 30-day or one-month period. Because the yield is annualized, the yield generated by the Sub-Account during the 30-day or one-month period is assumed to be generated each period over a 12-month period. The yield is computed by: (1) dividing the net investment income of the Eligible Fund attributable to the Sub-Account units less Sub-Account expenses for the period; by (2) the maximum offering price per unit on the last day of the period times the daily average number of units outstanding for the period; then (3) compounding that yield for a 6-month period; and then (4) multiplying that result by 2. The charges and deductions include the per unit charges for the hypothetical account for: (1) the Variable Account annual expense charge (1.40%); and (2) the annual $30 Administration Contract Charge. For purposes of calculating the 30-day or one-month yield, an average per unit Administration Contract Charge is used.


     The 30-day or one-month yield is calculated according to the following formula:

                Yield = 2 x ((((NI - ES)/(U x UV)) + 1)(6) - 1)

Where:

NI = net investment income of the Eligible Fund for the 30-day or one-month period attributable to the Sub-Account's units.

ES = expenses of the subaccount for the 30-day or one-month period.

U = the average number of units outstanding.

UV = the Accumulation Unit Value at the close of the last day in the 30-day or one-month period.


     Because of the charges and deductions imposed under the Contracts, the yield for the BlackRock Money Market Sub-Account will be lower than the yield for the corresponding Eligible Fund. The yield on the amounts held in the Sub-Accounts normally will fluctuate over time. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. A Sub-Account's actual yield is affected by the types and quality of portfolio securities held by the corresponding Eligible Fund, and its operating expenses.

                             NET INVESTMENT FACTOR

     The Company determines the net investment factor ("Net Investment Factor") for any sub-account on each day on which the New York Stock Exchange is open for trading as follows:

          (1) The Company takes the net asset value per share of the Eligible Fund held in the sub-account determined as of the close of regular trading on the New York Stock Exchange on a particular day;

          (2) Next, the Company adds the per share amount of any dividend or capital gains distribution made by the Eligible Fund since the close of regular trading on the New York Stock Exchange on the preceding trading day.

          (3) This total amount is then divided by the net asset value per share of the Eligible Fund as of the close of regular trading on the New York Stock Exchange on the preceding trading day.

          (4) Finally, the Company subtracts the daily charges for the Administration Asset Charge and Mortality and Expense Risk Charge since the close of regular trading on the New York Stock Exchange on the preceding trading day. (See "Administration Charges, Contingent Deferred Sales Charge and Other Deductions" in the prospectus.) On an annual basis, the total deduction for such charges equals 1.40% of the daily net asset value of the Variable Account.

                                ANNUITY PAYMENTS

     At annuitization, the Contract Value is applied toward the purchase of monthly variable annuity payments. The amount of these payments will be determined on the basis of (i) annuity purchase rates not lower than the rates set forth in the Life Income Tables contained in the Contract that reflect the age of the Payee at annuitization, (ii) the assumed interest rate selected,
(iii) the type of payment option selected, and (iv) the investment performance of the Eligible Fund(s) selected.


     When a variable annuity payment option is selected, the Contract proceeds will be applied at annuity purchase rates, which vary depending on the particular option selected and the age of the Payee, to calculate the basic payment level purchased by the Contract Value. We will fix the annuity payments in amount and duration by the annuity payment option selected, and by the age and sex of the Payee. Under such Contracts, a given Contract Value will produce a higher basic payment level for a male Payee than for a female Payee, reflecting the longer life expectancy of the female Payee. If the Contract Owner has selected an annuity payment option that guarantees that payments will be made for a certain number of years regardless of whether the Payee remains alive, the Contract Value will purchase lower monthly benefits than under a life contingent option. For contracts issued in situations involving an employer-sponsored plan subject to ERISA, we fix annuity payments in amount and duration using the same criteria except we do not take into account the sex of the Payee.


     The amount of the basic payment level is determined by applying the applicable annuity purchase rate to the amount applied from each sub-account to provide the annuity. This basic payment level is converted into annuity units, the number of which remains constant. Each monthly annuity payment is in an amount equal to that number of annuity units multiplied by the applicable annuity unit value for that payment (described below). The applicable annuity unit value for each sub-account will change from day to day depending upon the investment performance of the sub-account, which in turn depends upon the investment performance of the Eligible Fund in which the sub-account invests.

     The selection of an assumed interest rate ("Assumed Interest Rate") will affect both the basic payment level and the amount by which subsequent payments increase or decrease. The basic payment level is calculated on the assumption that the Net Investment Factors applicable to the Contract will be equivalent on an annual basis to a net investment return at the Assumed Interest Rate. If this assumption is met following the date any payment is determined, then the amount of the next payment will be exactly equal to the amount of the preceding payment. If the actual Net Investment Factors are equivalent to a net investment return greater than the Assumed Interest Rate, the next payment will be larger than the preceding one; if the actual Net Investment Factors are equivalent to a net investment return smaller than the Assumed Interest Rate, then the next payment will be smaller than the preceding payment.

     Unless otherwise provided, the assumed interest rate will be at an annual effective rate of 3.5%. You may select as an alternative an assumed interest rate equal to an annual effective rate of 5%, if allowed by applicable law or regulation. A higher assumed interest rate will produce a higher first payment, a more slowly rising series of subsequent payments when the actual net investment performance exceeds the assumed interest rate, and a more rapid drop in subsequent payments when the actual net investment performance is less than the assumed interest rate. A lower assumed interest rate will produce a lower first payment, a more rapidly rising series of subsequent payments when the actual net investment performance exceeds the assumed interest rate, and a less rapid drop in subsequent payments when the actual net investment performance is less than the assumed interest rate.

     The number of annuity units credited under a variable payment option is determined as follows:

          (1) The Contract proceeds are applied at the Company's annuity purchase rates for the selected Assumed Interest Rate to determine the basic payment level. (The amount of Contract Value or Death Proceeds applied will be reduced by any applicable Contingent Deferred Sales Charge, Administration Contract Charge, premium tax charge, and/or any outstanding loan plus accrued interest, as described in the prospectus.)

          (2) The number of annuity units is determined by dividing the amount of the basic payment level by the applicable annuity unit value(s) next determined following the date of application of proceeds.

     The dollar amount of the initial payment will be at the basic payment level. (If the initial payment is due more than 14 days after the proceeds are applied, the Company will add interest to that initial payment.) The dollar amount of each subsequent payment is determined by multiplying the number of annuity units by the applicable annuity unit value which is determined at least 14 days before the payment is due.

     The value of an annuity unit for each sub-account depends on the Assumed Interest Rate and on the Net Investment Factors applicable at the time of valuation. The initial annuity unit values were set at $1.00 effective on or about the date on which shares of the corresponding Eligible Funds were first publicly available. The Net Investment Factor and, therefore, changes in the value of an annuity unit under a variable payment option, reflect the deduction of the Mortality and Expense Risk Charge and Administration Asset Charge. (See "Net Investment Factor" above.)

     The annuity unit value for each sub-account is equal to the corresponding annuity unit value for the sub-account previously determined multiplied by the applicable Net Investment Factor for that sub-account for the New York Stock Exchange trading day then ended, and further multiplied by the assumed interest factor ("Assumed Interest Factor") for each day of the valuation period. The Assumed Interest Factor represents the daily equivalent of the Contract's annual Assumed Interest Rate. In the calculation of annuity unit values, the Assumed Interest Factor has the effect of reducing the Net Investment Factor by an amount equal to the daily equivalent of the Contract's Assumed Interest Rate.
The result of this adjustment is that if the Net Investment Factor for a valuation period is greater (when expressed as an annual net investment return) than the Assumed Interest Rate, the annuity unit value will increase. If the Net Investment Factor for the period is less (when expressed as an annual net investment return) than the Assumed Interest Rate, the annuity unit value will decrease. At an Assumed Interest Rate of 3.5%, the Assumed Interest Factor is ..9999058. Assumed Interest Factors for other Assumed Interest Rates are computed on a consistent basis.

              HYPOTHETICAL ILLUSTRATIONS OF ANNUITY INCOME PAYOUTS

     We may provide illustrations to show how variable annuity payments under the Contract change with investment performance over an extended period of time. The illustrations show how monthly annuity income payments would vary over time if the return on assets in the selected portfolios were a uniform gross annual rate of return of up to 10%. One of the gross rates illustrated is 0%. The values would be different from those shown if the actual returns averaged the illustrated rates but fluctuated over and under those averages throughout the years.

     The illustrations reflect the Contract charges applicable to the Contract and take into account the Eligible Funds' management fees and other operating expenses. The monthly annuity payments illustrated are on a pre-tax basis. The Federal income tax treatment of annuity income considerations is generally described in the section of your current prospectus entitled "FEDERAL INCOME TAX CONSIDERATIONS".

     When part of the Contract Value has been allocated to the fixed annuity income option, the guaranteed minimum annuity income payment resulting from this allocation is also shown. The illustrated variable annuity income payments are determined through the use of standard mortality tables and an assumed interest rate. If the Assumed Interest Rate is 3.5%, then actual performance greater than 3.5% per year will result in increasing annuity income payments and actual performance less than 3.5% per year will result in decreasing annuity income payments. The Company offers alternative Assumed Interest Rates from which you may select. Fixed annuity income payments remain constant. Initial monthly annuity income payments under a fixed annuity income payout are generally higher than initial payments under a variable income payout option.

     The illustrations show the monthly income payments for several hypothetical constant assumed interest rates. Of course, actual investment performance will not be constant and may be volatile. Actual monthly income amounts would differ from those illustrated if the actual rate of return averaged the rate shown over a period of years, but also fluctuated above or below those averages for individual contract years.

     As noted in the prospectus under "Investment Performance Information", we may also illustrate the growth and value of a specified purchase payment or payments prior to annuitization based on hypothetical returns. In these illustrations we may use any assumed gross annual rate up to 12%.

               HISTORICAL ILLUSTRATIONS OF ANNUITY INCOME PAYOUTS

     We also provide illustrations to show how variable annuity income payments under the Contract change with investment performance over an extended period of time. In comparison with hypothetical illustrations based on a uniform annual rate of return, these illustrations use historical annual returns to illustrate that monthly annuity income payments vary over time based on fluctuations in annual returns.

     The illustrations reflect the daily charge to the sub-accounts for assuming mortality and expense risks, which is equivalent to an annual charge of 1.30% (1.55% for certain sub-accounts) and the daily administrative charge which is equivalent to an annual charge of 0.10%. The amounts shown also take into account the actual Eligible Funds' management fees and operating expenses. Actual fees and expenses of the Eligible Funds associated with your Contract may be more or less than the historical fees, will vary from year to year, and will depend on how you allocate your Contract Value. See the section in your current prospectus entitled "Expense Table" for more complete details. The monthly annuity income payments illustrated are on a pre-tax basis. The Federal income tax treatment of annuity income considerations is generally described in the section of your current prospectus entitled "FEDERAL INCOME TAX CONSIDERATIONS."

     The illustrations reflect the performance from the year of inception of the selected Eligible Fund(s). The historical variable annuity income payments are based on an assumed interest rate. If the Assumed Interest Rate is 3.5%, then actual performance greater than 3.5% per year results in an increased annuity income payment and actual performance less than 3.5% per year results in a decreased annuity income payment. We offer an alternative Assumed Interest Rate
(AIR) of 5%. An AIR of 3.5% will result in a lower initial payment than a 5% AIR. Similarly, an AIR of 5% will result in a higher initial payment than a 3.5% AIR. The illustration is based on the current annuity purchase rates used by the Company. The rates may differ at the time you annuitize.

     The illustrations show the amount of the first monthly payment for each year shown. During each year, the monthly payments would vary to reflect fluctuations in the actual rate of return on the Eligible Funds.

                               THE FIXED ACCOUNT

     Unless you request otherwise, a partial surrender will reduce the Contract Value in the sub-accounts of the Variable Account and the Fixed Account proportionately. The annual Administration Contract Charge will be deducted entirely from the Contract Value in the Variable Account, and not from the Contract Value in the Fixed Account or the Company's general account as the result of a loan. (However, that charge is limited to the lesser of $30 and 2% of the total Contract Value, including Contract Value you have allocated to the Fixed Account and any Contract Value held in the Company's general account as the result of a loan.) Except as described below, amounts in the Fixed Account are subject to the same rights and limitations as are amounts in the Variable Account with respect to transfers, surrenders and partial surrenders. The following special rules apply to transfers involving the Fixed Account.

     The amount of Contract Value which you may transfer from the Fixed Account is limited to the greater of: 25% of the Contract Value in the Fixed Account at the end of the first day of the Contract Year, and the amount of Contract Value that was transferred from the Fixed Account in the previous Contract Year (amounts transferred under a DCA program are not included), except with our consent. However these limits do not apply to new deposits to the Fixed Account for which you elected the dollar cost averaging program within 30 days from the date of the deposit. In such case, the amount of Contract Value which you may transfer from the Fixed Account will be the greatest of: a) 25% of the Contract Value in the Fixed Account at the end of the first day of the Contract Year; b) the amount of Contract Value that you transferred from the Fixed Account in the previous Contract Year; or c) the amount of Contract Value in the Fixed Account to be transferred out of the Fixed Account under dollar cost averaging elected on new deposits within 30 days from the date of deposit. We allow one dollar cost averaging program to be active at a time.

Therefore, if you transfer pre-existing assets (corresponding to Contract Value for which the dollar cost averaging program was not elected within 30 days from the date of each deposit) out of the Fixed Account under the dollar cost averaging program and would like to transfer up to 100% of new deposits under the program, then the dollar cost averaging program on the pre-existing assets will be canceled and a new program will begin with respect to new deposits. In this case, the pre-existing assets may still be transferred out of the Fixed Account, however, not under a dollar cost averaging program, subject to the limitations on transfers generally out of the Fixed Account. (Also, after you make the transfer, the Contract Value may not be allocated among more than twenty of the sub-accounts and/or the Fixed Account.) We intend to restrict purchase payments and transfers of Contract Value into the Fixed Account: (1) if the interest rate which we would credit to the deposit would be equivalent to the guaranteed minimum rate (the minimum rate on the Fixed Account is 1.5% but may be higher in your state or may be higher for contracts sold prior to September 2, 2003); or (2) if the total Contract Value in the Fixed Account exceeds a maximum amount published by us. In addition, we intend to restrict transfers of Contract Value into the Fixed Account, and reserve the right to restrict purchase payments and loan prepayments into the Fixed Account, for 180 days following a transfer or loan out of the Fixed Account.

     If any portion of a Contract loan was attributable to Contract Value in the Fixed Account, then you must allocate an equal portion of each loan repayment to the Fixed Account. (For example, if 50% of the loan was attributable to your Fixed Account Contract Value, then you must allocate 50% of each loan repayment to the Fixed Account.) Similarly, unless you request otherwise, we will allocate the balance of the loan repayment to the sub-accounts in the same proportions in which the loan was attributable to the sub-accounts. The rate of interest for each loan repayment applied to the Fixed Account will be the lesser of: (1) the rate the borrowed money was receiving at the time the loan was made from the Fixed Account; and (2) the interest rate set by us in advance for that date. If the loan is being prepaid, however, and prepayments into the Fixed Account are restricted as described above, the portion of the loan prepayment that would have been allocated to the Fixed Account will be allocated to the State Street Research Money Market Sub-Account instead.

     We reserve the right to delay transfers, surrenders, partial surrenders and Contract loans from the Fixed Account for up to six months.

                          TAX STATUS OF THE CONTRACTS

     Tax law imposed several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.

     Diversification Requirements. The Internal Revenue Code (Code) requires that the investments of each investment division of the separate account underlying the Contracts be "adequately diversified" in order for the Contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment division, through the fund in which it invests, will satisfy these diversification requirements.

     Owner Control. In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the Contracts, we believe that the Owner of a Contract should not be treated as the owner of the separate account assets. We reserve the right to modify the Contracts to bring them into conformity with applicable standards should such modification be necessary to prevent Owners of the Contracts from being treated as the owners of the underlying separate account assets.

     Required Distributions. In order to be treated as an annuity contract for Federal income tax purposes, Section 72(s) of the Code generally requires any Non-Qualified Contract to contain certain provisions specifying how your interest in the Contract will be distributed in the event of the death of an Owner of the Contract (or on the death of, or change in, any primary annuitant were the Contract is owned by a non-natural person). Specifically, section 72(s) requires that (a) if any Owner dies on or after the annuity starting date, but prior to the time the entire interest in the Contract has been distributed, the entire interest in the Contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such Owner's death; and
(b) if any Owner dies prior to the annuity starting date, the entire interest in the Contract will be distributed within five years after the date of such Owner's death. These requirements will be considered satisfied as to any portion of an Owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the Owner's death. The designated beneficiary refers to a natural person designated by the Owner as a beneficiary and to whom ownership of the Contract passes by reason of death.

However, if the designated beneficiary is the surviving spouse of the deceased Owner, the Contract may be continued with the surviving spouse as the new Owner.

     The Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

     Other rules may apply to Qualified Contracts.

                                    EXPERTS


     The financial statements of New England Variable Annuity Separate Account and New England Life Insurance Company (which report expresses an unqualified opinion and includes an explanatory paragraph referring to the fact that the Company changed its method of accounting for certain non-traditional long duration contracts and separate accounts in certain insurance products and goodwill as required by new accounting guidance which became effective on January 1, 2004 and January 1, 2002, respectively, and recorded the impact as a cumulative effect of changes in accounting principles. In addition, the Company changed its method of accounting for mandatorily redeemable preferred stock as required by new accounting guidance which was adopted as of January 1, 2004) included in this Statement of Additional Information have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their reports appearing herein, and are included in reliance upon the reports of such firm given their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is 201 East Kennedy Boulevard, Suite 1200, Tampa, FL 33602-5827.


                                 LEGAL MATTERS

     Legal matters in connection with the Contracts described in this registration statement have been passed on by Marie C. Swift, Counsel of the Company. Sutherland Asbill & Brennan LLP, Washington, D.C., has provided advice on certain matters relating to the Federal securities laws.

     The SEC requires the Eligible Funds' Board of Trustees (or Directors) to monitor events to identify conflicts that may arise from the sale of shares to variable life and variable annuity separate accounts of affiliated and, if applicable, unaffiliated insurance companies and to Qualified Plans, if applicable. Conflicts could arise as a result of changes in state insurance law or Federal income tax law, changes in investment management of any portfolio of the Eligible Funds, or differences between voting instructions given by variable life and variable annuity contract owners and Qualified Plans for example. If there is a material conflict, the Boards of Trustees (or Directors) will have an obligation to determine what action should be taken, including the removal of the affected sub-account(s) from the Eligible Fund(s), if necessary. If the Company believes any Eligible Fund action is insufficient, the Company will consider taking other action to protect Contract Owners. There could, however, be unavoidable delays or interruptions of operations of the Variable Account that the Company may be unable to remedy.

                                 ANNUAL REPORT

                                       OF

                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT

                                       OF

                       NEW ENGLAND LIFE INSURANCE COMPANY

                               DECEMBER 31, 2004

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Contract Owners of New England Variable Annuity Separate Account and the Board of Directors of New England Life Insurance Company

We have audited the accompanying statement of assets and liabilities of the Subaccounts (as disclosed in Note 1 to the financial statements) comprising New England Variable Annuity Separate Account (the "Separate Account") of New England Life Insurance Company ("NELICO") as of December 31, 2004 and the related statements of operations for the year then ended and the statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Separate Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the Subaccounts comprising the Separate Account of NELICO as of December 31, 2004, the results of their operations for the year then ended and the changes in their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Certified Public Accountants
Tampa, FL

March 23, 2005

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 STATEMENT OF ASSETS AND LIABILITIES

AT DECEMBER 31, 2004

                                       STATE STREET RESEARCH   STATE STREET RESEARCH   HARRIS OAKMARK         FI
                                            BOND INCOME            MONEY MARKET        FOCUSED VALUE    VALUE LEADERS
                                            SUBACCOUNT              SUBACCOUNT           SUBACCOUNT       SUBACCOUNT
                                       ---------------------   ---------------------   --------------   --------------
ASSETS:
INVESTMENTS AT VALUE:
METROPOLITAN SERIES FUND, INC.
 ("METROPOLITAN FUND")
State Street Research Bond Income
 Portfolio
 (1,835,174 Shares; cost
 $200,800,541).......................     $  207,440,030          $           --       $          --    $          --
State Street Research Money Market
 Portfolio
 (1,123,909 Shares; cost
 $112,390,957).......................                 --             112,390,957                  --               --
Harris Oakmark Focused Value
 Portfolio
 (1,327,113 Shares; cost
 $241,489,345).......................                 --                      --         321,835,969               --
FI Value Leaders Portfolio
 (572,264 Shares; cost
 $111,161,526).......................                 --                      --                  --      100,974,844
Loomis Sayles Small Cap Portfolio
 (618,519 Shares; cost
 $117,953,209).......................                 --                      --                  --               --
Salomon Brothers U.S. Government
 Portfolio
 (10,726,774 Shares; cost
 $130,397,771).......................                 --                      --                  --               --
Salomon Brothers Strategic Bond
 Opportunities Portfolio
 (11,676,925 Shares; cost
 $138,710,082).......................                 --                      --                  --               --
MFS Total Return Portfolio
 (686,650 Shares; cost
 $91,984,574)........................                 --                      --                  --               --
State Street Research Large Cap
 Growth Portfolio
 (9,994,247 Shares; cost
 $251,714,888).......................                 --                      --                  --               --
Davis Venture Value Portfolio
 (15,244,916 Shares; cost
 $377,606,761).......................                 --                      --                  --               --
MFS Investors Trust Portfolio
 (4,345,143 Shares; cost
 $35,224,108)........................                 --                      --                  --               --
Met/Putnam Voyager Portfolio
 (2,840,269 Shares; cost
 $13,408,321)........................                 --                      --                  --               --
FI International Stock Portfolio
 (8,184,892 Shares; cost
 $67,908,673)........................                 --                      --                  --               --
State Street Research Aurora
 Portfolio
 (10,497,934 Shares; cost
 $148,911,593).......................                 --                      --                  --               --
FI Mid Cap Opportunities Portfolio
 (1,699,599 Shares; cost
 $22,660,664)........................                 --                      --                  --               --
Russell 2000 Index Portfolio
 (3,748,535 Shares; cost
 $39,362,338)........................                 --                      --                  --               --
MetLife Stock Index Portfolio
 (2,692,144 Shares; cost
 $71,639,407)........................                 --                      --                  --               --
Franklin Templeton Small Cap Growth
 Portfolio
 (2,714,885 Shares; cost
 $21,620,638)........................                 --                      --                  --               --
Neuberger Berman Partners Mid Cap
 Value Portfolio
 (2,635,232 Shares; cost
 $42,656,146)........................                 --                      --                  --               --
Harris Oakmark Large Cap Value
 Portfolio
 (4,270,772 Shares; cost
 $47,745,383)........................                 --                      --                  --               --
State Street Research Large Cap Value
 Portfolio
 (1,880,445 Shares; cost
 $19,379,624)........................                 --                      --                  --               --
Lehman Brothers Aggregate Bond Index
 Portfolio
 (6,753,610 Shares; cost
 $72,673,570)........................                 --                      --                  --               --
Morgan Stanley EAFE Index Portfolio
 (3,482,968 Shares; cost
 $29,539,178)........................                 --                      --                  --               --
MetLife Mid Cap Stock Index Portfolio
 (2,867,098 Shares; cost
 $30,200,117)........................                 --                      --                  --               --
State Street Research Investment
 Trust Portfolio
 (663,819 Shares; cost
 $14,638,670)........................                 --                      --                  --               --
T. Rowe Price Large Cap Growth
 Portfolio
 (448,252 Shares; cost $5,312,703)...                 --                      --                  --               --
T. Rowe Price Small Cap Growth
 Portfolio
 (62,916 Shares; cost $768,944)......                 --                      --                  --               --
Scudder Global Equity Portfolio
 (53,694 Shares; cost $630,986)......                 --                      --                  --               --
State Street Research Aggressive
 Growth Portfolio
 (46,314 Shares; cost $817,514)......                 --                      --                  --               --
State Street Research Diversified
 Portfolio
 (148,800 Shares; cost $2,224,627)...                 --                      --                  --               --
                                          --------------          --------------       --------------   --------------
Total Investments....................        207,440,030             112,390,957         321,835,969      100,974,844
Cash and Accounts Receivable.........                 --                      --                  --               --
                                          --------------          --------------       --------------   --------------
Total Assets.........................        207,440,030             112,390,957         321,835,969      100,974,844
LIABILITIES:
Due to New England Life Insurance
 Company.............................              3,028                   8,270               1,318              250
                                          --------------          --------------       --------------   --------------
NET ASSETS...........................     $  207,437,002          $  112,382,687       $ 321,834,651    $ 100,974,594
                                          ==============          ==============       ==============   ==============
Units Outstanding (In Thousands).....             44,993                  50,349              95,575           37,898
Unit Fair Value......................     $3.78 to $4.78          $1.85 to $2.33       $3.04 to $3.43   $2.39 to $2.70


                                       LOOMIS SAYLES    SALOMON BROTHERS         SALOMON BROTHERS
                                         SMALL CAP      U.S. GOVERNMENT    STRATEGIC BOND OPPORTUNITIES
                                         SUBACCOUNT        SUBACCOUNT               SUBACCOUNT
                                       --------------   ----------------   ----------------------------
ASSETS:
INVESTMENTS AT VALUE:
METROPOLITAN SERIES FUND, INC.
 ("METROPOLITAN FUND")
State Street Research Bond Income
 Portfolio
 (1,835,174 Shares; cost
 $200,800,541).......................  $          --     $           --           $           --
State Street Research Money Market
 Portfolio
 (1,123,909 Shares; cost
 $112,390,957).......................             --                 --                       --
Harris Oakmark Focused Value
 Portfolio
 (1,327,113 Shares; cost
 $241,489,345).......................             --                 --                       --
FI Value Leaders Portfolio
 (572,264 Shares; cost
 $111,161,526).......................             --                 --                       --
Loomis Sayles Small Cap Portfolio
 (618,519 Shares; cost
 $117,953,209).......................    136,249,793                 --                       --
Salomon Brothers U.S. Government
 Portfolio
 (10,726,774 Shares; cost
 $130,397,771).......................             --        132,945,426                       --
Salomon Brothers Strategic Bond
 Opportunities Portfolio
 (11,676,925 Shares; cost
 $138,710,082).......................             --                 --              151,992,865
MFS Total Return Portfolio
 (686,650 Shares; cost
 $91,984,574)........................             --                 --                       --
State Street Research Large Cap
 Growth Portfolio
 (9,994,247 Shares; cost
 $251,714,888).......................             --                 --                       --
Davis Venture Value Portfolio
 (15,244,916 Shares; cost
 $377,606,761).......................             --                 --                       --
MFS Investors Trust Portfolio
 (4,345,143 Shares; cost
 $35,224,108)........................             --                 --                       --
Met/Putnam Voyager Portfolio
 (2,840,269 Shares; cost
 $13,408,321)........................             --                 --                       --
FI International Stock Portfolio
 (8,184,892 Shares; cost
 $67,908,673)........................             --                 --                       --
State Street Research Aurora
 Portfolio
 (10,497,934 Shares; cost
 $148,911,593).......................             --                 --                       --
FI Mid Cap Opportunities Portfolio
 (1,699,599 Shares; cost
 $22,660,664)........................             --                 --                       --
Russell 2000 Index Portfolio
 (3,748,535 Shares; cost
 $39,362,338)........................             --                 --                       --
MetLife Stock Index Portfolio
 (2,692,144 Shares; cost
 $71,639,407)........................             --                 --                       --
Franklin Templeton Small Cap Growth
 Portfolio
 (2,714,885 Shares; cost
 $21,620,638)........................             --                 --                       --
Neuberger Berman Partners Mid Cap
 Value Portfolio
 (2,635,232 Shares; cost
 $42,656,146)........................             --                 --                       --
Harris Oakmark Large Cap Value
 Portfolio
 (4,270,772 Shares; cost
 $47,745,383)........................             --                 --                       --
State Street Research Large Cap Value
 Portfolio
 (1,880,445 Shares; cost
 $19,379,624)........................             --                 --                       --
Lehman Brothers Aggregate Bond Index
 Portfolio
 (6,753,610 Shares; cost
 $72,673,570)........................             --                 --                       --
Morgan Stanley EAFE Index Portfolio
 (3,482,968 Shares; cost
 $29,539,178)........................             --                 --                       --
MetLife Mid Cap Stock Index Portfolio
 (2,867,098 Shares; cost
 $30,200,117)........................             --                 --                       --
State Street Research Investment
 Trust Portfolio
 (663,819 Shares; cost
 $14,638,670)........................             --                 --                       --
T. Rowe Price Large Cap Growth
 Portfolio
 (448,252 Shares; cost $5,312,703)...             --                 --                       --
T. Rowe Price Small Cap Growth
 Portfolio
 (62,916 Shares; cost $768,944)......             --                 --                       --
Scudder Global Equity Portfolio
 (53,694 Shares; cost $630,986)......             --                 --                       --
State Street Research Aggressive
 Growth Portfolio
 (46,314 Shares; cost $817,514)......             --                 --                       --
State Street Research Diversified
 Portfolio
 (148,800 Shares; cost $2,224,627)...             --                 --                       --
                                       --------------    --------------           --------------
Total Investments....................    136,249,793        132,945,426              151,992,865
Cash and Accounts Receivable.........             --                 --                       --
                                       --------------    --------------           --------------
Total Assets.........................    136,249,793        132,945,426              151,992,865
LIABILITIES:
Due to New England Life Insurance
 Company.............................             88              7,104                      101
                                       --------------    --------------           --------------
NET ASSETS...........................  $ 136,249,705     $  132,938,322           $  151,992,764
                                       ==============    ==============           ==============
Units Outstanding (In Thousands).....         50,287             82,913                   75,594
Unit Fair Value......................  $2.45 to $2.75    $1.47 to $1.63           $1.84 to $2.05

                       See Notes to Financial Statements.

           MFS         STATE STREET RESEARCH       DAVIS              MFS           MET/PUTNAM             FI
      TOTAL RETURN       LARGE CAP GROWTH      VENTURE VALUE    INVESTORS TRUST      VOYAGER       INTERNATIONAL STOCK
       SUBACCOUNT           SUBACCOUNT           SUBACCOUNT       SUBACCOUNT        SUBACCOUNT         SUBACCOUNT
     ---------------   ---------------------   --------------   ---------------   --------------   -------------------
     $            --      $           --       $          --    $           --    $           --     $           --
                  --                  --                  --                --                --                 --
                  --                  --                  --                --                --                 --
                  --                  --                  --                --                --                 --
                  --                  --                  --                --                --                 --
                  --                  --                  --                --                --                 --
                  --                  --                  --                --                --                 --
         100,934,130                  --                  --                --                --                 --
                  --         203,136,596                  --                --                --                 --
                  --                  --         429,392,225                --                --                 --
                  --                  --                  --        39,769,617                --                 --
                  --                  --                  --                --        13,423,852                 --
                  --                  --                  --                --                --         93,763,194
                  --                  --                  --                --                --                 --
                  --                  --                  --                --                --                 --
                  --                  --                  --                --                --                 --
                  --                  --                  --                --                --                 --
                  --                  --                  --                --                --                 --
                  --                  --                  --                --                --                 --
                  --                  --                  --                --                --                 --
                  --                  --                  --                --                --                 --
                  --                  --                  --                --                --                 --
                  --                  --                  --                --                --                 --
                  --                  --                  --                --                --                 --
                  --                  --                  --                --                --                 --
                  --                  --                  --                --                --                 --
                  --                  --                  --                --                --                 --
                  --                  --                  --                --                --                 --
                  --                  --                  --                --                --                 --
                  --                  --                  --                --                --                 --
     ---------------      --------------       --------------   --------------    --------------     --------------
         100,934,130         203,136,596         429,392,225        39,769,617        13,423,852         93,763,194
               6,453                  --                  --             5,023                --                 --
     ---------------      --------------       --------------   --------------    --------------     --------------
         100,940,583         203,136,596         429,392,225        39,774,640        13,423,852         93,763,194
                  --                 131               1,221                --               121              1,597
     ---------------      --------------       --------------   --------------    --------------     --------------
     $   100,940,583      $  203,136,465       $ 429,391,004    $   39,774,640    $   13,423,731     $   93,761,597
     ===============      ==============       ==============   ==============    ==============     ==============
              11,708              78,255             136,907            45,689            30,284             67,546
     $3.47 to $41.49      $2.36 to $2.63       $2.86 to $3.18   $0.82 to $0.87    $0.42 to $0.45     $1.22 to $1.41


     STATE STREET RESEARCH            FI
            AURORA           MID CAP OPPORTUNITIES
          SUBACCOUNT              SUBACCOUNT
     ---------------------   ---------------------
        $           --          $           --
                    --                      --
                    --                      --
                    --                      --
                    --                      --
                    --                      --
                    --                      --
                    --                      --
                    --                      --
                    --                      --
                    --                      --
                    --                      --
                    --                      --
           200,343,000                      --
                    --              27,295,553
                    --                      --
                    --                      --
                    --                      --
                    --                      --
                    --                      --
                    --                      --
                    --                      --
                    --                      --
                    --                      --
                    --                      --
                    --                      --
                    --                      --
                    --                      --
                    --                      --
                    --                      --
        --------------          --------------
           200,343,000              27,295,553
                    --                      --
        --------------          --------------
           200,343,000              27,295,553
                   101                      80
        --------------          --------------
        $  200,342,899          $   27,295,473
        ==============          ==============
               109,834                  16,500
        $1.75 to $1.84          $1.55 to $1.69

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 STATEMENT OF ASSETS AND LIABILITIES

AT DECEMBER 31, 2004

                                        RUSSELL 2000       METLIFE       FRANKLIN TEMPLETON   NEUBERGER BERMAN PARTNERS
                                           INDEX         STOCK INDEX      SMALL CAP GROWTH          MID CAP VALUE
                                         SUBACCOUNT       SUBACCOUNT         SUBACCOUNT              SUBACCOUNT
                                       --------------   --------------   ------------------   -------------------------
ASSETS:
INVESTMENTS AT VALUE:
METROPOLITAN SERIES FUND, INC.
 ("METROPOLITAN FUND")
State Street Research Bond Income
 Portfolio
 (1,835,174 Shares; cost
 $200,800,541).......................  $           --   $           --     $           --          $           --
State Street Research Money Market
 Portfolio
 (1,123,909 Shares; cost
 $112,390,957).......................              --               --                 --                      --
Harris Oakmark Focused Value
 Portfolio
 (1,327,113 Shares; cost
 $241,489,345).......................              --               --                 --                      --
FI Value Leaders Portfolio
 (572,264 Shares; cost
 $111,161,526).......................              --               --                 --                      --
Loomis Sayles Small Cap Portfolio
 (618,519 Shares; cost
 $117,953,209).......................              --               --                 --                      --
Salomon Brothers U.S. Government
 Portfolio
 (10,726,774 Shares; cost
 $130,397,771).......................              --               --                 --                      --
Salomon Brothers Strategic Bond
 Opportunities Portfolio
 (11,676,925 Shares; cost
 $138,710,082).......................              --               --                 --                      --
MFS Total Return Portfolio
 (686,650 Shares; cost
 $91,984,574)........................              --               --                 --                      --
State Street Research Large Cap
 Growth Portfolio
 (9,994,247 Shares; cost
 $251,714,888).......................              --               --                 --                      --
Davis Venture Value Portfolio
 (15,244,916 Shares; cost
 $377,606,761).......................              --               --                 --                      --
MFS Investors Trust Portfolio
 (4,345,143 Shares; cost
 $35,224,108)........................              --               --                 --                      --
Met/Putnam Voyager Portfolio
 (2,840,269 Shares; cost
 $13,408,321)........................              --               --                 --                      --
FI International Stock Portfolio
 (8,184,892 Shares; cost
 $67,908,673)........................              --               --                 --                      --
State Street Research Aurora
 Portfolio
 (10,497,934 Shares; cost
 $148,911,593).......................              --               --                 --                      --
FI Mid Cap Opportunities Portfolio
 (1,699,599 Shares; cost
 $22,660,664)........................              --               --                 --                      --
Russell 2000 Index Portfolio
 (3,748,535 Shares; cost
 $39,362,338)........................      51,804,757               --                 --                      --
MetLife Stock Index Portfolio
 (2,692,144 Shares; cost
 $71,639,407)........................              --       84,856,393                 --                      --
Franklin Templeton Small Cap Growth
 Portfolio
 (2,714,885 Shares; cost
 $21,620,638)........................              --               --         27,881,871                      --
Neuberger Berman Partners Mid Cap
 Value Portfolio
 (2,635,232 Shares; cost
 $42,656,146)........................              --               --                 --              54,048,611
Harris Oakmark Large Cap Value
 Portfolio
 (4,270,772 Shares; cost
 $47,745,383)........................              --               --                 --                      --
State Street Research Large Cap Value
 Portfolio
 (1,880,445 Shares; cost
 $19,379,624)........................              --               --                 --                      --
Lehman Brothers Aggregate Bond Index
 Portfolio
 (6,753,610 Shares; cost
 $72,673,570)........................              --               --                 --                      --
Morgan Stanley EAFE Index Portfolio
 (3,482,968 Shares; cost
 $29,539,178)........................              --               --                 --                      --
MetLife Mid Cap Stock Index Portfolio
 (2,867,098 Shares; cost
 $30,200,117)........................              --               --                 --                      --
State Street Research Investment
 Trust Portfolio
 (663,819 Shares; cost
 $14,638,670)........................              --               --                 --                      --
T. Rowe Price Large Cap Growth
 Portfolio
 (448,252 Shares; cost $5,312,703)...              --               --                 --                      --
T. Rowe Price Small Cap Growth
 Portfolio
 (62,916 Shares; cost $768,944)......              --               --                 --                      --
Scudder Global Equity Portfolio
 (53,694 Shares; cost $630,986)......              --               --                 --                      --
State Street Research Aggressive
 Growth Portfolio
 (46,314 Shares; cost $817,514)......              --               --                 --                      --
State Street Research Diversified
 Portfolio
 (148,800 Shares; cost $2,224,627)...              --               --                 --                      --
                                       --------------   --------------     --------------          --------------
Total Investments....................      51,804,757       84,856,393         27,881,871              54,048,611
Cash and Accounts Receivable.........              --               --                 --                      --
                                       --------------   --------------     --------------          --------------
Total Assets.........................      51,804,757       84,856,393         27,881,871              54,048,611
LIABILITIES:
Due to New England Life Insurance
 Company.............................              98               89                 57                      99
                                       --------------   --------------     --------------          --------------
NET ASSETS...........................  $   51,804,659   $   84,856,304     $   27,881,814          $   54,048,512
                                       ==============   ==============     ==============          ==============
Units Outstanding (In Thousands).....          33,537           22,996             28,526                  24,917
Unit Fair Value......................  $1.47 to $1.57   $3.27 to $3.81     $0.95 to $0.98          $2.06 to $2.20

                                       HARRIS OAKMARK    STATE STREET RESEARCH     LEHMAN BROTHERS
                                       LARGE CAP VALUE      LARGE CAP VALUE      AGGREGATE BOND INDEX
                                         SUBACCOUNT           SUBACCOUNT              SUBACCOUNT
                                       ---------------   ---------------------   --------------------
ASSETS:
INVESTMENTS AT VALUE:
METROPOLITAN SERIES FUND, INC.
 ("METROPOLITAN FUND")
State Street Research Bond Income
 Portfolio
 (1,835,174 Shares; cost
 $200,800,541).......................  $           --       $           --          $           --
State Street Research Money Market
 Portfolio
 (1,123,909 Shares; cost
 $112,390,957).......................              --                   --                      --
Harris Oakmark Focused Value
 Portfolio
 (1,327,113 Shares; cost
 $241,489,345).......................              --                   --                      --
FI Value Leaders Portfolio
 (572,264 Shares; cost
 $111,161,526).......................              --                   --                      --
Loomis Sayles Small Cap Portfolio
 (618,519 Shares; cost
 $117,953,209).......................              --                   --                      --
Salomon Brothers U.S. Government
 Portfolio
 (10,726,774 Shares; cost
 $130,397,771).......................              --                   --                      --
Salomon Brothers Strategic Bond
 Opportunities Portfolio
 (11,676,925 Shares; cost
 $138,710,082).......................              --                   --                      --
MFS Total Return Portfolio
 (686,650 Shares; cost
 $91,984,574)........................              --                   --                      --
State Street Research Large Cap
 Growth Portfolio
 (9,994,247 Shares; cost
 $251,714,888).......................              --                   --                      --
Davis Venture Value Portfolio
 (15,244,916 Shares; cost
 $377,606,761).......................              --                   --                      --
MFS Investors Trust Portfolio
 (4,345,143 Shares; cost
 $35,224,108)........................              --                   --                      --
Met/Putnam Voyager Portfolio
 (2,840,269 Shares; cost
 $13,408,321)........................              --                   --                      --
FI International Stock Portfolio
 (8,184,892 Shares; cost
 $67,908,673)........................              --                   --                      --
State Street Research Aurora
 Portfolio
 (10,497,934 Shares; cost
 $148,911,593).......................              --                   --                      --
FI Mid Cap Opportunities Portfolio
 (1,699,599 Shares; cost
 $22,660,664)........................              --                   --                      --
Russell 2000 Index Portfolio
 (3,748,535 Shares; cost
 $39,362,338)........................              --                   --                      --
MetLife Stock Index Portfolio
 (2,692,144 Shares; cost
 $71,639,407)........................              --                   --                      --
Franklin Templeton Small Cap Growth
 Portfolio
 (2,714,885 Shares; cost
 $21,620,638)........................              --                   --                      --
Neuberger Berman Partners Mid Cap
 Value Portfolio
 (2,635,232 Shares; cost
 $42,656,146)........................              --                   --                      --
Harris Oakmark Large Cap Value
 Portfolio
 (4,270,772 Shares; cost
 $47,745,383)........................      56,879,806                   --                      --
State Street Research Large Cap Value
 Portfolio
 (1,880,445 Shares; cost
 $19,379,624)........................              --           22,711,858                      --
Lehman Brothers Aggregate Bond Index
 Portfolio
 (6,753,610 Shares; cost
 $72,673,570)........................              --                   --              73,411,742
Morgan Stanley EAFE Index Portfolio
 (3,482,968 Shares; cost
 $29,539,178)........................              --                   --                      --
MetLife Mid Cap Stock Index Portfolio
 (2,867,098 Shares; cost
 $30,200,117)........................              --                   --                      --
State Street Research Investment
 Trust Portfolio
 (663,819 Shares; cost
 $14,638,670)........................              --                   --                      --
T. Rowe Price Large Cap Growth
 Portfolio
 (448,252 Shares; cost $5,312,703)...              --                   --                      --
T. Rowe Price Small Cap Growth
 Portfolio
 (62,916 Shares; cost $768,944)......              --                   --                      --
Scudder Global Equity Portfolio
 (53,694 Shares; cost $630,986)......              --                   --                      --
State Street Research Aggressive
 Growth Portfolio
 (46,314 Shares; cost $817,514)......              --                   --                      --
State Street Research Diversified
 Portfolio
 (148,800 Shares; cost $2,224,627)...              --                   --                      --
                                       --------------       --------------          --------------
Total Investments....................      56,879,806           22,711,858              73,411,742
Cash and Accounts Receivable.........              --                   --                      --
                                       --------------       --------------          --------------
Total Assets.........................      56,879,806           22,711,858              73,411,742
LIABILITIES:
Due to New England Life Insurance
 Company.............................             121                  135                   3,679
                                       --------------       --------------          --------------
NET ASSETS...........................  $   56,879,685       $   22,711,723          $   73,408,063
                                       ==============       ==============          ==============
Units Outstanding (In Thousands).....          43,080               19,190                  57,321
Unit Fair Value......................  $1.25 to $1.34       $1.16 to $1.19          $1.22 to $1.30

                       See Notes to Financial Statements.

     MORGAN STANLEY         METLIFE         STATE STREET RESEARCH    T. ROWE PRICE      T. ROWE PRICE         SCUDDER
       EAFE INDEX     MID CAP STOCK INDEX     INVESTMENT TRUST      LARGE CAP GROWTH   SMALL CAP GROWTH    GLOBAL EQUITY
       SUBACCOUNT         SUBACCOUNT             SUBACCOUNT            SUBACCOUNT         SUBACCOUNT         SUBACCOUNT
     --------------   -------------------   ---------------------   ----------------   ----------------   ----------------
     $          --      $           --         $           --        $           --     $           --    $             --
                --                  --                     --                    --                 --                  --
                --                  --                     --                    --                 --                  --
                --                  --                     --                    --                 --                  --
                --                  --                     --                    --                 --                  --
                --                  --                     --                    --                 --                  --
                --                  --                     --                    --                 --                  --
                --                  --                     --                    --                 --                  --
                --                  --                     --                    --                 --                  --
                --                  --                     --                    --                 --                  --
                --                  --                     --                    --                 --                  --
                --                  --                     --                    --                 --                  --
                --                  --                     --                    --                 --                  --
                --                  --                     --                    --                 --                  --
                --                  --                     --                    --                 --                  --
                --                  --                     --                    --                 --                  --
                --                  --                     --                    --                 --                  --
                --                  --                     --                    --                 --                  --
                --                  --                     --                    --                 --                  --
                --                  --                     --                    --                 --                  --
                --                  --                     --                    --                 --                  --
                --                  --                     --                    --                 --                  --
        39,984,479                  --                     --                    --                 --                  --
                --          39,021,201                     --                    --                 --                  --
                --                  --             17,810,251                    --                 --                  --
                --                  --                     --             5,701,770                 --                  --
                --                  --                     --                    --            845,594                  --
                --                  --                     --                    --                 --             700,174
                --                  --                     --                    --                 --                  --
                --                  --                     --                    --                 --                  --
     --------------     --------------         --------------        --------------     --------------    ----------------
        39,984,479          39,021,201             17,810,251             5,701,770            845,594             700,174
                --                  --                     --                    --                 --                  --
     --------------     --------------         --------------        --------------     --------------    ----------------
        39,984,479          39,021,201             17,810,251             5,701,770            845,594             700,174
                97                  86                    109                    93                 45                 104
     --------------     --------------         --------------        --------------     --------------    ----------------
     $  39,984,382      $   39,021,115         $   17,810,142        $    5,701,677     $      845,549    $        700,070
     ==============     ==============         ==============        ==============     ==============    ================
            35,846              29,833                  2,691                 4,693                640                  48
     $1.06 to $1.13     $1.26 to $1.32         $5.53 to $6.93        $1.15 to $1.23     $1.24 to $1.35    $13.82 to $15.00


       STATE STREET      STATE STREET RESEARCH
     AGGRESSIVE GROWTH        DIVERSIFIED
        SUBACCOUNT            SUBACCOUNT
     -----------------   ---------------------
     $             --      $             --
                   --                    --
                   --                    --
                   --                    --
                   --                    --
                   --                    --
                   --                    --
                   --                    --
                   --                    --
                   --                    --
                   --                    --
                   --                    --
                   --                    --
                   --                    --
                   --                    --
                   --                    --
                   --                    --
                   --                    --
                   --                    --
                   --                    --
                   --                    --
                   --                    --
                   --                    --
                   --                    --
                   --                    --
                   --                    --
                   --                    --
                   --                    --
              901,265                    --
                   --             2,385,264
     ----------------      ----------------
              901,265             2,385,264
                   --                    --
     ----------------      ----------------
              901,265             2,385,264
                   79                    74
     ----------------      ----------------
     $        901,186      $      2,385,190
     ================      ================
                   24                    62
     $33.95 to $38.80      $32.88 to $39.92

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 STATEMENT OF ASSETS AND LIABILITIES

AT DECEMBER 31, 2004

                                        MFS RESEARCH      T. ROWE PRICE         PIMCO             PIMCO          LORD ABBETT
                                        INTERNATIONAL    MID-CAP GROWTH     TOTAL RETURN     PEA INNOVATION    BOND DEBENTURE
                                         SUBACCOUNT        SUBACCOUNT        SUBACCOUNT        SUBACCOUNT        SUBACCOUNT
                                       ---------------   ---------------   ---------------   ---------------   ---------------
ASSETS:
INVESTMENTS AT VALUE:
MET INVESTORS SERIES TRUST ("MET
 INVESTORS FUND")
MFS Research International Portfolio
 (2,737,337 Shares; cost
  $23,873,424).......................  $   31,972,095    $           --    $           --    $           --    $           --
T. Rowe Price Mid Cap Growth
 Portfolio
 (5,246,171 Shares; cost
  $31,934,798).......................              --        39,188,894                --                --                --
PIMCO Total Return Portfolio
 (19,552,168 Shares; cost
  $221,602,658)......................              --                --       221,330,543                --                --
PIMCO PEA Innovations Portfolio
 (3,338,231 Shares; cost
  $14,609,442).......................              --                --                --        15,289,098                --
Lord Abbett Bond Debenture Portfolio
 (5,886,720 Shares; cost
  $67,484,072).......................              --                --                --                --        73,819,467
Met/AIM Mid Cap Core Equity Portfolio
 (1,508,451 Shares; cost
  $17,710,641).......................              --                --                --                --                --
Met/AIM Small Cap Growth Portfolio
 (875,370 Shares; cost $9,353,246)...              --                --                --                --                --
Harris Oakmark International
 Portfolio
 (3,677,593 Shares; cost
  $43,932,831).......................              --                --                --                --                --
Janus Aggressive Growth Portfolio
 (1,456,747 Shares; cost
  $8,916,469)........................              --                --                --                --                --
Neuberger Berman Real Estate
 Portfolio
 (1,341,073 Shares; cost
  $15,297,861).......................              --                --                --                --                --
AMERICAN FUNDS INSURANCE SERIES
 ("AMERICAN FUNDS")
American Funds Growth Portfolio
 (6,121,750 Shares; cost
  $252,740,590)......................              --                --                --                --                --
American Funds Growth-Income
 Portfolio
 (7,267,291 Shares; cost
  $221,328,327)......................              --                --                --                --                --
American Funds Global Small
 Capitalization Portfolio
 (3,831,420 Shares; cost
  $48,740,554).......................              --                --                --                --                --
                                       --------------    --------------    --------------    --------------    --------------
Total Investments....................      31,972,095        39,188,894       221,330,543        15,289,098        73,819,467
Cash and Accounts Receivable.........              --                --                --                --                --
                                       --------------    --------------    --------------    --------------    --------------
Total Assets.........................      31,972,095        39,188,894       221,330,543        15,289,098        73,819,467
LIABILITIES:
Due to New England Life Insurance
 Company.............................              75                69                58               125                91
                                       --------------    --------------    --------------    --------------    --------------
NET ASSETS...........................  $   31,972,020    $   39,188,825    $  221,330,485    $   15,288,973    $   73,819,376
                                       ==============    ==============    ==============    ==============    ==============
Units Outstanding (In Thousands).....          28,192            54,970           182,735            35,119            43,720
Unit Fair Value......................  $1.08 to $1.14    $0.69 to $0.72    $1.17 to $1.22    $0.42 to $0.44    $1.59 to $1.72


                                             MET/AIM
                                       MID CAP CORE EQUITY
                                           SUBACCOUNT
                                       -------------------
ASSETS:
INVESTMENTS AT VALUE:
MET INVESTORS SERIES TRUST ("MET
 INVESTORS FUND")
MFS Research International Portfolio
 (2,737,337 Shares; cost
  $23,873,424).......................     $           --
T. Rowe Price Mid Cap Growth
 Portfolio
 (5,246,171 Shares; cost
  $31,934,798).......................                 --
PIMCO Total Return Portfolio
 (19,552,168 Shares; cost
  $221,602,658)......................                 --
PIMCO PEA Innovations Portfolio
 (3,338,231 Shares; cost
  $14,609,442).......................                 --
Lord Abbett Bond Debenture Portfolio
 (5,886,720 Shares; cost
  $67,484,072).......................                 --
Met/AIM Mid Cap Core Equity Portfolio
 (1,508,451 Shares; cost
  $17,710,641).......................         21,208,815
Met/AIM Small Cap Growth Portfolio
 (875,370 Shares; cost $9,353,246)...                 --
Harris Oakmark International
 Portfolio
 (3,677,593 Shares; cost
  $43,932,831).......................                 --
Janus Aggressive Growth Portfolio
 (1,456,747 Shares; cost
  $8,916,469)........................                 --
Neuberger Berman Real Estate
 Portfolio
 (1,341,073 Shares; cost
  $15,297,861).......................                 --
AMERICAN FUNDS INSURANCE SERIES
 ("AMERICAN FUNDS")
American Funds Growth Portfolio
 (6,121,750 Shares; cost
  $252,740,590)......................                 --
American Funds Growth-Income
 Portfolio
 (7,267,291 Shares; cost
  $221,328,327)......................                 --
American Funds Global Small
 Capitalization Portfolio
 (3,831,420 Shares; cost
  $48,740,554).......................                 --
                                          --------------
Total Investments....................         21,208,815
Cash and Accounts Receivable.........                 --
                                          --------------
Total Assets.........................         21,208,815
LIABILITIES:
Due to New England Life Insurance
 Company.............................                 62
                                          --------------
NET ASSETS...........................     $   21,208,753
                                          ==============
Units Outstanding (In Thousands).....             15,605
Unit Fair Value......................     $1.32 to $1.37



                       See Notes to Financial Statements.


        MET/AIM        HARRIS OAKMARK          JANUS         NEUBERGER BERMAN     AMERICAN FUNDS     AMERICAN FUNDS
    SMALL CAP GROWTH    INTERNATIONAL    AGGRESSIVE GROWTH      REAL ESTATE           GROWTH          GROWTH-INCOME
       SUBACCOUNT        SUBACCOUNT         SUBACCOUNT          SUBACCOUNT          SUBACCOUNT         SUBACCOUNT
    ----------------   ---------------   -----------------   -----------------   -----------------   ---------------
     $           --    $           --      $           --    $             --    $             --    $           --
                 --                --                  --                  --                  --                --
                 --                --                  --                  --                  --                --
                 --                --                  --                  --                  --                --
                 --                --                  --                  --                  --                --
                 --                --                  --                  --                  --                --
         11,152,208                --                  --                  --                  --                --
                 --        52,521,012                  --                  --                  --                --
                 --                --          11,042,142                  --                  --                --
                 --                --                  --          16,723,179                  --                --
                 --                --                  --                  --         312,821,430                --
                 --                --                  --                  --                  --       266,273,555
                 --                --                  --                  --                  --                --
     --------------    --------------      --------------    ----------------    ----------------    --------------
         11,152,208        52,521,012          11,042,142          16,723,179         312,821,430       266,273,555
                 --             2,298                  --                  --                  --                --
     --------------    --------------      --------------    ----------------    ----------------    --------------
         11,152,208        52,523,310          11,042,142          16,723,179         312,821,430       266,273,555
                104                --                 111                  55               1,733             1,144
     --------------    --------------      --------------    ----------------    ----------------    --------------
     $   11,152,104    $   52,523,310      $   11,042,031    $     16,723,124    $    312,819,697    $  266,272,411
     ==============    ==============      ==============    ================    ================    ==============
              9,147            37,453              15,257               1,303              25,525            28,521
     $1.19 to $1.23    $1.36 to $1.41      $0.70 to $0.73    $12.76 to $12.86    $10.28 to $12.80    $7.85 to $9.77


           AMERICAN FUNDS
     GLOBAL SMALL CAPITALIZATION
             SUBACCOUNT
     ---------------------------
            $           --
                        --
                        --
                        --
                        --
                        --
                        --
                        --
                        --
                        --
                        --
                        --
                65,210,766
            --------------
                65,210,766
                        --
            --------------
                65,210,766
                        24
            --------------
            $   65,210,742
            ==============
                    33,865
            $1.82 to $1.95

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 STATEMENT OF OPERATIONS--FOR THE YEAR ENDED DECEMBER 31, 2004

                              STATE STREET RESEARCH   STATE STREET RESEARCH   HARRIS OAKMARK        FI         LOOMIS SAYLES
                                   BOND INCOME            MONEY MARKET        FOCUSED VALUE    VALUE LEADERS     SMALL CAP
                                   SUBACCOUNT              SUBACCOUNT           SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                              ---------------------   ---------------------   --------------   -------------   -------------
INVESTMENT INCOME (LOSS):
Income:
 Dividends..................       $11,839,471             $  981,987          $ 3,177,689      $ 1,301,329     $        --
                                   -----------             ----------          -----------      -----------     -----------
Expenses:
 Mortality and expense
  charges...................         2,630,976              1,554,032            3,767,358        1,267,883       1,605,414
 Administrative charges.....           207,742                122,872              297,999           99,433         126,242
                                   -----------             ----------          -----------      -----------     -----------
 Total Expenses.............         2,838,718              1,676,904            4,065,357        1,367,316       1,731,656
                                   -----------             ----------          -----------      -----------     -----------
Net investment income
 (loss).....................         9,000,753               (694,917)            (887,668)         (65,987)     (1,731,656)
                                   -----------             ----------          -----------      -----------     -----------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS:
Net realized gains (losses)
 from security
 transactions...............           848,826                     --            8,727,001       (6,305,545)      4,349,018
Change in unrealized
 (depreciation) appreciation
 of investments for the
 period.....................        (4,138,569)                    --           16,815,929       17,623,815      15,086,837
                                   -----------             ----------          -----------      -----------     -----------
Net realized and unrealized
 (losses) gains on
 investments................        (3,289,743)                    --           25,542,930       11,318,270      19,435,855
                                   -----------             ----------          -----------      -----------     -----------
NET INCREASE (DECREASE) IN
 NET ASSETS RESULTING FROM
 OPERATIONS.................       $ 5,711,010             $ (694,917)         $24,655,262      $11,252,283     $17,041,199
                                   ===========             ==========          ===========      ===========     ===========

                              SALOMON BROTHERS         SALOMON BROTHERS
                              U.S. GOVERNMENT    STRATEGIC BOND OPPORTUNITIES
                                 SUBACCOUNT               SUBACCOUNT
                              ----------------   -----------------------------
INVESTMENT INCOME (LOSS):
Income:
 Dividends..................     $2,827,486               $4,206,414
                                 ----------               ----------
Expenses:
 Mortality and expense
  charges...................      1,628,961                1,807,616
 Administrative charges.....        128,905                  143,140
                                 ----------               ----------
 Total Expenses.............      1,757,866                1,950,756
                                 ----------               ----------
Net investment income
 (loss).....................      1,069,620                2,255,658
                                 ----------               ----------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS:
Net realized gains (losses)
 from security
 transactions...............        966,143                1,093,023
Change in unrealized
 (depreciation) appreciation
 of investments for the
 period.....................       (185,078)               3,709,008
                                 ----------               ----------
Net realized and unrealized
 (losses) gains on
 investments................        781,065                4,802,031
                                 ----------               ----------
NET INCREASE (DECREASE) IN
 NET ASSETS RESULTING FROM
 OPERATIONS.................     $1,850,685               $7,057,689
                                 ==========               ==========

(a) For the Period January 1, 2004 to April 30, 2004
(b) For the period May 3, 2004 to December 31, 2004
(c) Formerly, Janus Mid Cap Subaccount


                       See Notes to Financial Statements.

                         MFS        STATE STREET RESEARCH       DAVIS             MFS                MFS           FI MID CAP
      BALANCED      TOTAL RETURN      LARGE CAP GROWTH      VENTURE VALUE   INVESTORS TRUST   RESEARCH MANAGERS   OPPORTUNITIES
    SUBACCOUNT(a)   SUBACCOUNT(b)        SUBACCOUNT          SUBACCOUNT       SUBACCOUNT        SUBACCOUNT(a)     SUBACCOUNT(a)
    -------------   -------------   ---------------------   -------------   ---------------   -----------------   -------------
    $  2,586,558     $       --         $         --         $ 2,195,918      $    91,385        $    96,939       $   611,996
    ------------     ----------         ------------         -----------      -----------        -----------       -----------
         385,135        820,530            2,591,069           5,012,117          404,536             93,297            38,378
          30,361         64,741              203,225             395,014           31,665              7,270             3,058
    ------------     ----------         ------------         -----------      -----------        -----------       -----------
         415,496        885,271            2,794,294           5,407,131          436,201            100,567            41,436
    ------------     ----------         ------------         -----------      -----------        -----------       -----------
       2,171,062       (885,271)          (2,794,294)         (3,211,213)        (344,816)            (3,628)          570,560
    ------------     ----------         ------------         -----------      -----------        -----------       -----------
     (11,687,638)       381,362          (15,435,018)          6,836,546       (1,064,644)        (2,426,227)          246,045
       8,347,092      8,949,556           31,821,558          37,231,562        5,384,667          2,668,516        (1,096,289)
    ------------     ----------         ------------         -----------      -----------        -----------       -----------
      (3,340,546)     9,330,918           16,386,540          44,068,108        4,320,023            242,289          (850,244)
    ------------     ----------         ------------         -----------      -----------        -----------       -----------
    $ (1,169,484)    $8,445,647         $ 13,592,246         $40,856,895      $ 3,975,207        $   238,661       $  (279,684)
    ============     ==========         ============         ===========      ===========        ===========       ===========

     MET/PUTNAM           FI
      VOYAGER     INTERNATIONAL STOCK
     SUBACCOUNT       SUBACCOUNT
     ----------   -------------------
     $   8,644        $ 1,106,468
     ----------       -----------
       175,561          1,078,680
        13,771             85,033
     ----------       -----------
       189,332          1,163,713
     ----------       -----------
      (180,688)           (57,245)
     ----------       -----------
      (794,078)          (226,910)
     1,405,575         13,853,259
     ----------       -----------
       611,497         13,626,349
     ----------       -----------
     $ 430,809        $13,569,104
     ==========       ===========

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 STATEMENT OF OPERATIONS--FOR THE YEAR ENDED DECEMBER 31, 2004

                              STATE STREET RESEARCH    FI MID CAP     RUSSELL 2000     METLIFE     FRANKLIN TEMPLETON
                                     AURORA           OPPORTUNITIES      INDEX       STOCK INDEX    SMALL CAP GROWTH
                                   SUBACCOUNT         SUBACCOUNT(c)    SUBACCOUNT    SUBACCOUNT        SUBACCOUNT
                              ---------------------   -------------   ------------   -----------   ------------------
INVESTMENT INCOME (LOSS):
Income:
 Dividends..................       $        --         $   85,145      $  138,503    $  546,460        $       --
                                   -----------         ----------      ----------    ----------        ----------
Expenses:
 Mortality and expense
  charges...................         2,143,463            261,733         547,605       946,028           304,224
 Administrative charges.....           170,057             20,738          43,551        75,205            24,187
                                   -----------         ----------      ----------    ----------        ----------
 Total Expenses.............         2,313,520            282,471         591,156     1,021,233           328,411
                                   -----------         ----------      ----------    ----------        ----------
Net investment income
 (loss).....................        (2,313,520)          (197,326)       (452,653)     (474,773)         (328,411)
                                   -----------         ----------      ----------    ----------        ----------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS:
Net realized gains (losses)
 from security
 transactions...............         2,587,213           (118,694)        725,365      (223,054)          192,109
Change in unrealized
 (depreciation) appreciation
 of investments for the
 period.....................        23,227,746          3,783,852       6,325,414     7,351,967         2,531,617
                                   -----------         ----------      ----------    ----------        ----------
Net realized and unrealized
 (losses) gains on
 investments................        25,814,959          3,665,158       7,050,779     7,128,913         2,723,726
                                   -----------         ----------      ----------    ----------        ----------
NET INCREASE (DECREASE) IN
 NET ASSETS RESULTING FROM
 OPERATIONS.................       $23,501,439         $3,467,832      $6,598,126    $6,654,140        $2,395,315
                                   ===========         ==========      ==========    ==========        ==========

                              NEUBERGER BERMAN PARTNERS   HARRIS OAKMARK
                                    MID CAP VALUE         LARGE CAP VALUE
                                     SUBACCOUNT             SUBACCOUNT
                              -------------------------   ---------------
INVESTMENT INCOME (LOSS):
Income:
 Dividends..................         $  936,567             $  179,266
                                     ----------             ----------
Expenses:
 Mortality and expense
  charges...................            458,663                557,406
 Administrative charges.....             36,438                 44,448
                                     ----------             ----------
 Total Expenses.............            495,101                601,854
                                     ----------             ----------
Net investment income
 (loss).....................            441,466               (422,588)
                                     ----------             ----------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS:
Net realized gains (losses)
 from security
 transactions...............            577,156                523,853
Change in unrealized
 (depreciation) appreciation
 of investments for the
 period.....................          6,968,970              4,539,717
                                     ----------             ----------
Net realized and unrealized
 (losses) gains on
 investments................          7,546,126              5,063,570
                                     ----------             ----------
NET INCREASE (DECREASE) IN
 NET ASSETS RESULTING FROM
 OPERATIONS.................         $7,987,592             $4,640,982
                                     ==========             ==========

(a) For the Period January 1, 2004 to April 30, 2004
(b) For the period May 3, 2004 to December 31, 2004
(c) Formerly, Janus Mid Cap Subaccount


                       See Notes to Financial Statements.

    STATE STREET RESEARCH     LEHMAN BROTHERS      MORGAN STANLEY         METLIFE         STATE STREET RESEARCH    T. ROWE PRICE
       LARGE CAP VALUE      AGGREGATE BOND INDEX     EAFE INDEX     MID CAP STOCK INDEX     INVESTMENT TRUST      LARGE CAP GROWTH
         SUBACCOUNT              SUBACCOUNT          SUBACCOUNT         SUBACCOUNT             SUBACCOUNT          SUBACCOUNT(b)
    ---------------------   --------------------   --------------   -------------------   ---------------------   ----------------
         $       --              $1,975,900          $  170,721         $  191,174             $   88,489             $     --
         ----------              ----------          ----------         ----------             ----------             --------
            187,100                 862,981             399,696            420,868                198,528               14,768
             14,928                  68,470              31,796             33,484                 15,817                1,179
         ----------              ----------          ----------         ----------             ----------             --------
            202,028                 931,451             431,492            454,352                214,345               15,947
         ----------              ----------          ----------         ----------             ----------             --------
           (202,028)              1,044,449            (260,771)          (263,178)              (125,856)             (15,947)
         ----------              ----------          ----------         ----------             ----------             --------
            428,627                 346,288             713,300            354,626                 23,923                1,135
          1,832,415                 314,509           5,289,651          4,528,914              1,577,536              389,067
         ----------              ----------          ----------         ----------             ----------             --------
          2,261,042                 660,797           6,002,951          4,883,540              1,601,459              390,202
         ----------              ----------          ----------         ----------             ----------             --------
         $2,059,014              $1,705,246          $5,742,180         $4,620,362             $1,475,603             $374,255
         ==========              ==========          ==========         ==========             ==========             ========

      T. ROWE PRICE        SCUDDER
     SMALL CAP GROWTH   GLOBAL EQUITY
      SUBACCOUNT(b)     SUBACCOUNT(b)
     ----------------   -------------
         $    --           $    --
         -------           -------
           2,478             2,384
             198               190
         -------           -------
           2,676             2,574
         -------           -------
          (2,676)           (2,574)
         -------           -------
            (456)              919
          76,650            69,188
         -------           -------
          76,194            70,107
         -------           -------
         $73,518           $67,533
         =======           =======

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 STATEMENT OF OPERATIONS--FOR THE YEAR ENDED DECEMBER 31, 2004

                              STATE STREET RESEARCH   STATE STREET RESEARCH   MFS RESEARCH    T. ROWE PRICE       PIMCO
                                AGGRESSIVE GROWTH          DIVERSIFIED        INTERNATIONAL   MID-CAP GROWTH   TOTAL RETURN
                                  SUBACCOUNT(b)           SUBACCOUNT(b)        SUBACCOUNT       SUBACCOUNT      SUBACCOUNT
                              ---------------------   ---------------------   -------------   --------------   ------------
INVESTMENT INCOME (LOSS):
Income:
 Dividends..................         $    --                $     --           $   69,029       $       --     $13,945,512
                                     -------                --------           ----------       ----------     -----------
Expenses:
 Mortality and expense
  charges...................           2,902                  10,603              315,885          349,759       2,472,462
 Administrative charges.....             232                     844               25,184           27,824         196,648
                                     -------                --------           ----------       ----------     -----------
 Total Expenses.............           3,134                  11,447              341,069          377,583       2,669,110
                                     -------                --------           ----------       ----------     -----------
Net investment income
 (loss).....................          (3,134)                (11,447)            (272,040)        (377,583)     11,276,402
                                     -------                --------           ----------       ----------     -----------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS:
Net realized gains (losses)
 from security
 transactions...............           1,100                   1,135              443,679         (126,266)      1,316,150
Change in unrealized
 (depreciation) appreciation
 of investments for the
 period.....................          83,751                 160,637            4,456,963        5,305,723      (5,641,339)
                                     -------                --------           ----------       ----------     -----------
Net realized and unrealized
 (losses) gains on
 investments................          84,851                 161,772            4,900,642        5,179,457      (4,325,189)
                                     -------                --------           ----------       ----------     -----------
NET INCREASE (DECREASE) IN
 NET ASSETS RESULTING FROM
 OPERATIONS.................         $81,717                $150,325           $4,628,602       $4,801,874     $ 6,951,213
                                     =======                ========           ==========       ==========     ===========

                                  PIMCO         LORD ABBETT
                              PEA INNOVATION   BOND DEBENTURE
                                SUBACCOUNT       SUBACCOUNT
                              --------------   --------------
INVESTMENT INCOME (LOSS):
Income:
 Dividends..................   $    11,434       $2,307,095
                               -----------       ----------
Expenses:
 Mortality and expense
  charges...................       172,883          791,794
 Administrative charges.....        13,763           62,929
                               -----------       ----------
 Total Expenses.............       186,646          854,723
                               -----------       ----------
Net investment income
 (loss).....................      (175,212)       1,452,372
                               -----------       ----------
NET REALIZED AND UNREALIZED
 GAINS (LOSSES) ON
 INVESTMENTS:
Net realized gains (losses)
 from security
 transactions...............       877,067          473,595
Change in unrealized
 (depreciation) appreciation
 of investments for the
 period.....................    (1,489,438)       2,365,888
                               -----------       ----------
Net realized and unrealized
 (losses) gains on
 investments................      (612,371)       2,839,483
                               -----------       ----------
NET INCREASE (DECREASE) IN
 NET ASSETS RESULTING FROM
 OPERATIONS.................   $  (787,583)      $4,291,855
                               ===========       ==========

(a) For the Period January 1, 2004 to April 30, 2004
(b) For the period May 3, 2004 to December 31, 2004
(c) Formerly, Janus Mid Cap Subaccount


                       See Notes to Financial Statements.

          MET/AIM             MET/AIM        HARRIS OAKMARK         JANUS         NEUBERGER BERMAN   AMERICAN FUNDS
    MID CAP CORE EQUITY   SMALL CAP GROWTH   INTERNATIONAL    AGGRESSIVE GROWTH     REAL ESTATE          GROWTH
        SUBACCOUNT           SUBACCOUNT        SUBACCOUNT        SUBACCOUNT        SUBACCOUNT(b)       SUBACCOUNT
    -------------------   ----------------   --------------   -----------------   ----------------   --------------
        $       --           $      --         $    2,119         $      --          $  609,098       $   489,418
        ----------           ---------         ----------         ---------          ----------       -----------
           199,940             121,664            420,281           132,632              50,688         3,750,342
            15,947               9,708             33,485            10,544               4,036           298,413
        ----------           ---------         ----------         ---------          ----------       -----------
           215,887             131,372            453,766           143,176              54,724         4,048,755
        ----------           ---------         ----------         ---------          ----------       -----------
          (215,887)           (131,372)          (451,647)         (143,176)            554,374        (3,559,337)
        ----------           ---------         ----------         ---------          ----------       -----------
           337,511             215,569            574,039           356,451                   3           925,287
         1,973,271             443,792          6,858,135           479,378           1,425,318        30,891,580
        ----------           ---------         ----------         ---------          ----------       -----------
         2,310,782             659,361          7,432,174           835,829           1,425,321        31,816,867
        ----------           ---------         ----------         ---------          ----------       -----------
        $2,094,895           $ 527,989         $6,980,527         $ 692,653          $1,979,695       $28,257,530
        ==========           =========         ==========         =========          ==========       ===========

     AMERICAN FUNDS         AMERICAN FUNDS
     GROWTH-INCOME    GLOBAL SMALL CAPITALIZATION
       SUBACCOUNT             SUBACCOUNT
     --------------   ---------------------------
      $ 2,152,632             $        --
      -----------             -----------
        3,326,463                 731,756
          264,703                  58,287
      -----------             -----------
        3,591,166                 790,043
      -----------             -----------
       (1,438,534)               (790,043)
      -----------             -----------
          568,263               1,466,296
       20,512,531               8,684,580
      -----------             -----------
       21,080,794              10,150,876
      -----------             -----------
      $19,642,260             $ 9,360,833
      ===========             ===========

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 STATEMENT OF CHANGES IN NET ASSETS

                                       STATE STREET RESEARCH            STATE STREET RESEARCH               HARRIS OAKMARK
                                            BOND INCOME                      MONEY MARKET                   FOCUSED VALUE
                                             SUBACCOUNT                       SUBACCOUNT                      SUBACCOUNT
                                    ----------------------------     ----------------------------    ----------------------------
                                    FOR THE YEAR    FOR THE YEAR     FOR THE YEAR    FOR THE YEAR    FOR THE YEAR    FOR THE YEAR
                                       ENDED           ENDED            ENDED           ENDED           ENDED           ENDED
                                    DECEMBER 31,    DECEMBER 31,     DECEMBER 31,    DECEMBER 31,    DECEMBER 31,    DECEMBER 31,
                                        2004            2003             2004            2003            2004            2003
                                    ------------    ------------     ------------    ------------    ------------    ------------
INCREASE (DECREASE) IN NET ASSETS
From operations:
 Net investment income (loss).....  $  9,000,753    $  3,223,208     $   (694,917)   $ (1,101,706)   $   (887,668)   $ (2,628,902)
 Net realized gains (losses) from
  security transactions...........       848,826          24,151               --              47       8,727,001         518,209
 Change in unrealized
  (depreciation) appreciation of
  investments.....................    (4,138,569)      4,734,507               --             (47)     16,815,929      60,813,080
                                    ------------    ------------     ------------    ------------    ------------    ------------
Net increase (decrease) in net
 assets resulting from
 operations.......................     5,711,010       7,981,866         (694,917)     (1,101,706)     24,655,262      58,702,387
                                    ------------    ------------     ------------    ------------    ------------    ------------
From capital transactions:
 Net premiums.....................    24,155,691      32,468,744       42,372,989      75,616,520      37,489,967      36,697,365
 Redemptions......................   (19,929,655)    (16,712,528)     (21,955,955)    (40,636,689)    (24,613,660)    (13,710,988)
                                    ------------    ------------     ------------    ------------    ------------    ------------
 Total net premiums
  (redemptions)...................     4,226,036      15,756,216       20,417,034      34,979,831      12,876,307      22,986,377
 Net subaccount transfers.........    (4,199,017)      1,979,556      (42,537,823)    (54,658,483)     13,512,957      28,424,151
 Other net transfers..............    (2,209,723)     (2,959,386)        (978,027)     (2,486,911)     (2,331,836)     (1,773,748)
                                    ------------    ------------     ------------    ------------    ------------    ------------
Net (decrease) increase in net
 assets resulting from capital
 transactions.....................    (2,182,704)     14,776,386      (23,098,816)    (22,165,563)     24,057,428      49,636,780
                                    ------------    ------------     ------------    ------------    ------------    ------------
NET CHANGE IN NET ASSETS..........     3,528,306      22,758,252      (23,793,733)    (23,267,269)     48,712,690     108,339,167
NET ASSETS -- BEGINNING OF YEAR...   203,908,696     181,150,444      136,176,420     159,443,689     273,121,961     164,782,794
                                    ------------    ------------     ------------    ------------    ------------    ------------
NET ASSETS -- END OF YEAR.........  $207,437,002    $203,908,696     $112,382,687    $136,176,420    $321,834,651    $273,121,961
                                    ============    ============     ============    ============    ============    ============

(c)  Formerly, Janus Mid Cap Subaccount


                       See Notes to Financial Statements.

                FI                       LOOMIS SAYLES               SALOMON BROTHERS               SALOMON BROTHERS
           VALUE LEADERS                   SMALL CAP                  U.S. GOVERNMENT         STRATEGIC BOND OPPORTUNITIES
            SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT                     SUBACCOUNT
    ---------------------------   ---------------------------   ---------------------------   -----------------------------
    FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR    FOR THE YEAR
       ENDED          ENDED          ENDED          ENDED          ENDED          ENDED           ENDED           ENDED
    DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
        2004           2003           2004           2003           2004           2003           2004            2003
    ------------   ------------   ------------   ------------   ------------   ------------   -------------   -------------
    $    (65,987)  $   (605,131)  $ (1,731,656)  $ (1,443,668)  $  1,069,620   $    325,007   $  2,255,658    $    558,704
      (6,305,545)    (9,600,260)     4,349,018       (546,592)       966,143      1,391,244      1,093,023        (136,231)
      17,623,815     31,381,790     15,086,837     32,830,928       (185,078)    (1,631,481)     3,709,008      10,201,271
    ------------   ------------   ------------   ------------   ------------   ------------   ------------    ------------
      11,252,283     21,176,399     17,041,199     30,840,668      1,850,685         84,770      7,057,689      10,623,744
    ------------   ------------   ------------   ------------   ------------   ------------   ------------    ------------
       4,238,323      3,724,086      8,945,551     10,220,978     18,383,803     23,462,280     23,963,657      23,611,877
     (11,848,321)    (9,330,710)   (11,582,227)    (8,441,020)   (11,164,494)    (8,923,943)   (13,406,652)     (9,165,843)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------    ------------
      (7,609,998)    (5,606,624)    (2,636,676)     1,779,958      7,219,309     14,538,337     10,557,005      14,446,034
      (3,833,876)    (5,093,289)        96,899       (895,668)      (827,860)    (2,380,648)     8,121,290      18,476,476
      (1,288,280)    (1,078,782)      (795,523)      (546,887)    (1,518,328)    (1,276,492)    (1,890,029)     (1,278,348)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------    ------------
     (12,732,154)   (11,778,695)    (3,335,300)       337,403      4,873,121     10,881,197     16,788,266      31,644,162
    ------------   ------------   ------------   ------------   ------------   ------------   ------------    ------------
      (1,479,871)     9,397,704     14,368,899     31,178,071      6,723,806     10,965,967     23,845,955      42,267,906
     102,454,465     93,056,761    121,880,806     90,702,735    126,214,516    115,248,549    128,146,809      85,878,903
    ------------   ------------   ------------   ------------   ------------   ------------   ------------    ------------
    $100,974,594   $102,454,465   $136,249,705   $121,880,806   $132,938,322   $126,214,516   $151,992,764    $128,146,809
    ============   ============   ============   ============   ============   ============   ============    ============

                                               MFS
                  BALANCED                 TOTAL RETURN
                 SUBACCOUNT                 SUBACCOUNT
     ----------------------------------   --------------
       FOR THE PERIOD      FOR THE YEAR   FOR THE PERIOD
     JANUARY 1, 2004 TO       ENDED       MAY 3, 2004 TO
          APRIL 30,        DECEMBER 31,    DECEMBER 31,
            2004               2003            2004
     -------------------   ------------   --------------
        $  2,171,062       $ 1,157,636     $   (885,271)
         (11,687,638)       (4,648,817)         381,362
           8,347,092        16,306,104        8,949,556
        ------------       -----------     ------------
          (1,169,484)       12,814,923        8,445,647
        ------------       -----------     ------------
           4,146,724         8,781,786        5,283,264
          (2,704,145)       (7,142,026)      (8,678,789)
        ------------       -----------     ------------
           1,442,579         1,639,760       (3,395,525)
         (87,362,353)        3,986,737       97,872,312
            (587,541)       (1,272,515)      (1,981,851)
        ------------       -----------     ------------
         (86,507,315)        4,353,982       92,494,936
        ------------       -----------     ------------
         (87,676,799)       17,168,905      100,940,583
          87,676,799        70,507,894               --
        ------------       -----------     ------------
        $         --       $87,676,799     $100,940,583
        ============       ===========     ============

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 STATEMENT OF CHANGES IN NET ASSETS

                                           STATE STREET RESEARCH                             DAVIS
                                             LARGE CAP GROWTH                            VENTURE VALUE
                                                SUBACCOUNT                                SUBACCOUNT
                                     ---------------------------------         ---------------------------------
                                     FOR THE YEAR         FOR THE YEAR         FOR THE YEAR         FOR THE YEAR
                                        ENDED                ENDED                ENDED                ENDED
                                     DECEMBER 31,         DECEMBER 31,         DECEMBER 31,         DECEMBER 31,
                                         2004                 2003                 2004                 2003
                                     ------------         ------------         ------------         ------------
INCREASE (DECREASE) IN NET ASSETS
From operations:
 Net investment income (loss)......  $ (2,794,294)        $ (2,513,957)        $ (3,211,213)        $ (3,109,012)
 Net realized gains (losses) from
  security transactions............   (15,435,018)         (17,005,350)           6,836,546            3,186,739
 Change in unrealized
  (depreciation) appreciation of
  investments......................    31,821,558           72,841,221           37,231,562           79,222,440
                                     ------------         ------------         ------------         ------------
Net increase (decrease) in net
 assets resulting from
 operations........................    13,592,246           53,321,914           40,856,895           79,300,167
                                     ------------         ------------         ------------         ------------
From capital transactions:
 Net premiums......................    12,041,851           14,871,360           45,931,898           36,700,869
 Redemptions.......................   (21,675,701)         (17,249,114)         (36,338,638)         (23,716,606)
                                     ------------         ------------         ------------         ------------
 Total net premiums
  (redemptions)....................    (9,633,850)          (2,377,754)           9,593,260           12,984,263
 Net subaccount transfers..........    (9,765,671)          (7,781,646)          19,078,277            8,138,325
 Other net transfers...............    (1,610,181)          (1,729,193)          (3,188,364)          (2,682,741)
                                     ------------         ------------         ------------         ------------
Net (decrease) increase in net
 assets resulting from capital
 transactions......................   (21,009,702)         (11,888,593)          25,483,173           18,439,847
                                     ------------         ------------         ------------         ------------
NET CHANGE IN NET ASSETS...........    (7,417,456)          41,433,321           66,340,068           97,740,014
NET ASSETS -- BEGINNING OF YEAR....   210,553,921          169,120,600          363,050,936          265,310,922
                                     ------------         ------------         ------------         ------------
NET ASSETS -- END OF YEAR..........  $203,136,465         $210,553,921         $429,391,004         $363,050,936
                                     ============         ============         ============         ============

                                                    MFS
                                              INVESTORS TRUST
                                                SUBACCOUNT
                                     ---------------------------------
                                     FOR THE YEAR         FOR THE YEAR
                                        ENDED                ENDED
                                     DECEMBER 31,         DECEMBER 31,
                                         2004                 2003
                                     ------------         ------------
INCREASE (DECREASE) IN NET ASSETS
From operations:
 Net investment income (loss)......  $  (344,816)         $  (164,218)
 Net realized gains (losses) from
  security transactions............   (1,064,644)            (803,688)
 Change in unrealized
  (depreciation) appreciation of
  investments......................    5,384,667            3,789,494
                                     -----------          -----------
Net increase (decrease) in net
 assets resulting from
 operations........................    3,975,207            2,821,588
                                     -----------          -----------
From capital transactions:
 Net premiums......................    1,310,915            2,333,584
 Redemptions.......................   (2,282,066)          (1,155,164)
                                     -----------          -----------
 Total net premiums
  (redemptions)....................     (971,151)           1,178,420
 Net subaccount transfers..........   19,522,291              842,359
 Other net transfers...............     (333,547)            (239,791)
                                     -----------          -----------
Net (decrease) increase in net
 assets resulting from capital
 transactions......................   18,217,593            1,780,988
                                     -----------          -----------
NET CHANGE IN NET ASSETS...........   22,192,800            4,602,576
NET ASSETS -- BEGINNING OF YEAR....   17,581,840           12,979,264
                                     -----------          -----------
NET ASSETS -- END OF YEAR..........  $39,774,640          $17,581,840
                                     ===========          ===========

(c)  Formerly, Janus Mid Cap Subaccount


                       See Notes to Financial Statements.

                   MFS                               FI MID CAP                       MET/PUTNAM
            RESEARCH MANAGERS                      OPPORTUNITIES                        VOYAGER
                SUBACCOUNT                           SUBACCOUNT                       SUBACCOUNT
    ----------------------------------   ----------------------------------   ---------------------------
      FOR THE PERIOD      FOR THE YEAR     FOR THE PERIOD      FOR THE YEAR   FOR THE YEAR   FOR THE YEAR
    JANUARY 1, 2004 TO       ENDED       JANUARY 1, 2004 TO       ENDED          ENDED          ENDED
         APRIL 30,        DECEMBER 31,        APRIL 30,        DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
           2004               2003              2004               2003           2004           2003
    -------------------   ------------   -------------------   ------------   ------------   ------------
       $     (3,628)      $  (101,125)       $   570,560        $   52,901    $  (180,688)   $  (180,335)
         (2,426,227)       (2,442,253)           246,045            73,812       (794,078)    (2,824,170)
          2,668,516         6,342,471         (1,096,289)        1,083,857      1,405,575      5,797,316
       ------------       -----------        -----------        ----------    -----------    -----------
            238,661         3,799,093           (279,684)        1,210,570        430,809      2,792,811
       ------------       -----------        -----------        ----------    -----------    -----------
            726,839         1,684,636          2,097,160         2,615,094        824,201      1,676,404
           (501,530)       (1,253,925)           (59,902)         (104,207)      (953,341)    (1,034,136)
       ------------       -----------        -----------        ----------    -----------    -----------
            225,309           430,711          2,037,258         2,510,887       (129,140)       642,268
        (21,361,739)         (680,166)        (8,794,224)        2,563,227     (1,138,788)       423,957
            (56,394)         (227,789)           (45,762)           (1,214)       (94,925)      (153,987)
       ------------       -----------        -----------        ----------    -----------    -----------
        (21,192,824)         (477,244)        (6,802,728)        5,072,900     (1,362,853)       912,238
       ------------       -----------        -----------        ----------    -----------    -----------
        (20,954,163)        3,321,849         (7,082,412)        6,283,470       (932,044)     3,705,049
         20,954,163        17,632,314          7,082,412           798,942     14,355,775     10,650,726
       ------------       -----------        -----------        ----------    -----------    -----------
       $         --       $20,954,163        $        --        $7,082,412    $13,423,731    $14,355,775
       ============       ===========        ===========        ==========    ===========    ===========

                 FI                   STATE STREET RESEARCH              FI MID CAP
         INTERNATIONAL STOCK                 AURORA                     OPPORTUNITIES
             SUBACCOUNT                    SUBACCOUNT                  SUBACCOUNT (c)
     ---------------------------   ---------------------------   ---------------------------
     FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR
        ENDED          ENDED          ENDED          ENDED          ENDED          ENDED
     DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
         2004           2003           2004           2003           2004           2003
     ------------   ------------   ------------   ------------   ------------   ------------
     $   (57,245)   $  (520,585)   $ (2,313,520)  $ (1,339,417)  $  (197,326)   $  (131,335)
        (226,910)    (6,158,497)      2,587,213        305,944      (118,694)    (1,159,030)
      13,853,259     24,630,602      23,227,746     42,446,131     3,783,852      3,921,220
     -----------    -----------    ------------   ------------   -----------    -----------
      13,569,104     17,951,520      23,501,439     41,412,658     3,467,832      2,630,855
     -----------    -----------    ------------   ------------   -----------    -----------
       7,371,665     11,454,088      33,361,408     23,269,491     2,883,202      1,889,233
      (6,430,069)    (5,540,264)    (11,214,291)    (5,270,866)   (1,474,464)    (1,075,265)
     -----------    -----------    ------------   ------------   -----------    -----------
         941,596      5,913,824      22,147,117     17,998,625     1,408,738        813,968
      (5,887,047)     1,049,358      13,287,036     16,273,326    10,471,443        871,442
         651,577       (478,591)     (1,371,909)      (444,560)      (99,922)       (74,524)
     -----------    -----------    ------------   ------------   -----------    -----------
      (4,293,874)     6,484,591      34,062,244     33,827,391    11,780,259      1,610,886
     -----------    -----------    ------------   ------------   -----------    -----------
       9,275,230     24,436,111      57,563,683     75,240,049    15,248,091      4,241,741
      84,486,367     60,050,256     142,779,216     67,539,167    12,047,382      7,805,641
     -----------    -----------    ------------   ------------   -----------    -----------
     $93,761,597    $84,486,367    $200,342,899   $142,779,216   $27,295,473    $12,047,382
     ===========    ===========    ============   ============   ===========    ===========

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 STATEMENT OF CHANGES IN NET ASSETS

                                                    RUSSELL                       METLIFE
                                                  2000 INDEX                    STOCK INDEX
                                                  SUBACCOUNT                    SUBACCOUNT
                                          ---------------------------   ---------------------------
                                          FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR
                                             ENDED          ENDED          ENDED          ENDED
                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                              2004           2003           2004           2003
                                          ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
From operations:
 Net investment income (loss)..........   $  (452,653)   $  (187,120)   $  (474,773)   $     2,746
 Net realized gains (losses) from
  security transactions................       725,365       (111,399)      (223,054)      (741,308)
 Change in unrealized (depreciation)
  appreciation of investments..........     6,325,414      7,798,119      7,351,967     11,586,915
                                          -----------    -----------    -----------    -----------
Net increase (decrease) in net assets
 resulting from operations.............     6,598,126      7,499,600      6,654,140     10,848,353
                                          -----------    -----------    -----------    -----------
From capital transactions:
 Net premiums..........................     9,696,137      8,622,553     14,099,523     14,783,137
 Redemptions...........................    (2,521,096)    (1,063,893)    (5,465,816)    (2,259,179)
                                          -----------    -----------    -----------    -----------
 Total net premiums (redemptions)......     7,175,041      7,558,660      8,633,707     12,523,958
 Net subaccount transfers..............     5,509,691      6,699,949      7,089,932     10,468,742
 Other net transfers...................      (446,643)      (195,491)      (744,521)      (385,421)
                                          -----------    -----------    -----------    -----------
Net (decrease) increase in net assets
 resulting from capital transactions...    12,238,089     14,063,118     14,979,118     22,607,279
                                          -----------    -----------    -----------    -----------
NET CHANGE IN NET ASSETS...............    18,836,215     21,562,718     21,633,258     33,455,632
NET ASSETS -- BEGINNING OF YEAR........    32,968,444     11,405,726     63,223,046     29,767,414
                                          -----------    -----------    -----------    -----------
NET ASSETS -- END OF YEAR..............   $51,804,659    $32,968,444    $84,856,304    $63,223,046
                                          ===========    ===========    ===========    ===========

                                             FRANKLIN TEMPLETON
                                              SMALL CAP GROWTH
                                                 SUBACCOUNT
                                         ---------------------------
                                         FOR THE YEAR   FOR THE YEAR
                                            ENDED          ENDED
                                         DECEMBER 31,   DECEMBER 31,
                                             2004           2003
                                         ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
From operations:
 Net investment income (loss)..........  $  (328,411)   $  (189,270)
 Net realized gains (losses) from
  security transactions................      192,109        (93,207)
 Change in unrealized (depreciation)
  appreciation of investments..........    2,531,617      5,423,706
                                         -----------    -----------
Net increase (decrease) in net assets
 resulting from operations.............    2,395,315      5,141,229
                                         -----------    -----------
From capital transactions:
 Net premiums..........................    4,523,120      4,533,577
 Redemptions...........................   (1,631,755)      (538,409)
                                         -----------    -----------
 Total net premiums (redemptions)......    2,891,365      3,995,168
 Net subaccount transfers..............    2,150,832      2,822,068
 Other net transfers...................      (82,208)       (46,518)
                                         -----------    -----------
Net (decrease) increase in net assets
 resulting from capital transactions...    4,959,989      6,770,718
                                         -----------    -----------
NET CHANGE IN NET ASSETS...............    7,355,304     11,911,947
NET ASSETS -- BEGINNING OF YEAR........   20,526,510      8,614,563
                                         -----------    -----------
NET ASSETS -- END OF YEAR..............  $27,881,814    $20,526,510
                                         ===========    ===========

(c)  Formerly, Janus Mid Cap Subaccount


                       See Notes to Financial Statements.

     NEUBERGER BERMAN PARTNERS          HARRIS OAKMARK             STATE STREET RESEARCH            LEHMAN BROTHERS
           MID CAP VALUE                LARGE CAP VALUE               LARGE CAP VALUE            AGGREGATE BOND INDEX
            SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT                    SUBACCOUNT
    ---------------------------   ---------------------------   ---------------------------   ---------------------------
    FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR
       ENDED          ENDED          ENDED          ENDED          ENDED          ENDED          ENDED          ENDED
    DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
        2004           2003           2004           2003           2004           2003           2004           2003
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $    441,466   $   (166,191)  $   (422,588)  $   (248,782)  $   (202,028)  $     (1,274)  $  1,044,449   $  2,021,154
         577,156        (30,894)       523,853         23,723        428,627         26,376        346,288        405,557
       6,968,970      4,886,874      4,539,717      4,694,183      1,832,415      1,530,937        314,509     (1,490,345)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       7,987,592      4,689,789      4,640,982      4,469,124      2,059,014      1,556,039      1,705,246        936,366
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      10,016,068      4,996,188     12,639,430     12,170,606      6,550,865      3,150,006     11,304,739     15,810,928
      (2,598,725)      (997,026)    (2,305,516)      (606,555)      (784,400)      (171,621)    (5,745,494)    (3,292,111)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
       7,417,343      3,999,162     10,333,914     11,564,051      5,766,465      2,978,385      5,559,245     12,518,817
      15,574,633      6,152,545      8,258,665     11,157,729      6,384,084      2,354,304      2,787,666     12,301,827
        (139,178)       (52,343)      (405,398)       (80,873)       (72,915)       (25,314)      (724,815)      (568,018)
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      22,852,798     10,099,364     18,187,181     22,640,907     12,077,634      5,307,375      7,622,096     24,252,626
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
      30,840,390     14,789,153     22,828,163     27,110,031     14,136,648      6,863,414      9,327,342     25,188,992
      23,208,122      8,418,969     34,051,522      6,941,491      8,575,075      1,711,661     64,080,721     38,891,729
    ------------   ------------   ------------   ------------   ------------   ------------   ------------   ------------
    $ 54,048,512   $ 23,208,122   $ 56,879,685   $ 34,051,522   $ 22,711,723   $  8,575,075   $ 73,408,063   $ 64,080,721
    ============   ============   ============   ============   ============   ============   ============   ============

           MORGAN STANLEY
             EAFE INDEX
             SUBACCOUNT
     ---------------------------
     FOR THE YEAR   FOR THE YEAR
        ENDED          ENDED
     DECEMBER 31,   DECEMBER 31,
         2004           2003
     ------------   ------------
     $  (260,771)   $   (18,883)
         713,300       (635,085)
       5,289,651      5,940,994
     -----------    -----------
       5,742,180      5,287,026
     -----------    -----------
       8,354,153      5,943,308
      (1,917,334)      (687,568)
     -----------    -----------
       6,436,819      5,255,740
       3,876,863      4,996,310
        (197,837)       (44,138)
     -----------    -----------
      10,115,845     10,207,912
     -----------    -----------
      15,858,025     15,494,938
      24,126,357      8,631,419
     -----------    -----------
     $39,984,382    $24,126,357
     ===========    ===========

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 STATEMENT OF CHANGES IN NET ASSETS

                                        METLIFE MID CAP            STATE STREET RESEARCH
                                          STOCK INDEX                INVESTMENT TRUST
                                          SUBACCOUNT                    SUBACCOUNT
                                  ---------------------------   ---------------------------
                                  FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR
                                     ENDED          ENDED          ENDED          ENDED
                                  DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                      2004           2003           2004           2003
                                  ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET
 ASSETS
From operations:
 Net investment income
  (loss).......................   $  (263,178)   $  (183,618)   $  (125,856)   $   (68,775)
 Net realized gains (losses)
  from security transactions...       354,626        (95,370)        23,923       (339,441)
 Change in unrealized
  (depreciation) appreciation
  of investments...............     4,528,914      5,533,203      1,577,536      2,752,863
                                  -----------    -----------    -----------    -----------
Net increase (decrease) in net
 assets resulting from
 operations....................     4,620,362      5,254,215      1,475,603      2,344,647
                                  -----------    -----------    -----------    -----------
From capital transactions:
 Net premiums..................     6,665,312      5,524,325      2,828,672      3,230,835
 Redemptions...................    (2,429,010)      (643,249)      (750,499)      (498,344)
                                  -----------    -----------    -----------    -----------
 Total net premiums
  (redemptions)................     4,236,302      4,881,076      2,078,173      2,732,491
 Net subaccount transfers......     3,441,770      6,374,604      1,050,551      2,053,669
 Other net transfers...........      (255,269)      (201,827)      (158,190)       (53,365)
                                  -----------    -----------    -----------    -----------
Net (decrease) increase in net
 assets resulting from capital
 transactions..................     7,422,803     11,053,853      2,970,534      4,732,795
                                  -----------    -----------    -----------    -----------
NET CHANGE IN NET ASSETS.......    12,043,165     16,308,068      4,446,137      7,077,442
NET ASSETS -- BEGINNING OF
 YEAR..........................    26,977,950     10,669,882     13,364,005      6,286,563
                                  -----------    -----------    -----------    -----------
NET ASSETS -- END OF YEAR......   $39,021,115    $26,977,950    $17,810,142    $13,364,005
                                  ===========    ===========    ===========    ===========

                                  T. ROWE PRICE      T. ROWE PRICE
                                 LARGE CAP GROWTH   SMALL CAP GROWTH
                                    SUBACCOUNT         SUBACCOUNT
                                 ----------------   ----------------
                                  FOR THE PERIOD     FOR THE PERIOD
                                  MAY 3, 2004 TO     MAY 3, 2004 TO
                                   DECEMBER 31,       DECEMBER 31,
                                       2004               2004
                                 ----------------   ----------------
INCREASE (DECREASE) IN NET
 ASSETS
From operations:
 Net investment income
  (loss).......................     $  (15,947)         $ (2,676)
 Net realized gains (losses)
  from security transactions...          1,135              (456)
 Change in unrealized
  (depreciation) appreciation
  of investments...............        389,067            76,650
                                    ----------          --------
Net increase (decrease) in net
 assets resulting from
 operations....................        374,255            73,518
                                    ----------          --------
From capital transactions:
 Net premiums..................      2,851,138           471,715
 Redemptions...................        (28,521)           (4,526)
                                    ----------          --------
 Total net premiums
  (redemptions)................      2,822,617           467,189
 Net subaccount transfers......      2,503,933           305,494
 Other net transfers...........            872              (652)
                                    ----------          --------
Net (decrease) increase in net
 assets resulting from capital
 transactions..................      5,327,422           772,031
                                    ----------          --------
NET CHANGE IN NET ASSETS.......      5,701,677           845,549
NET ASSETS -- BEGINNING OF
 YEAR..........................             --                --
                                    ----------          --------
NET ASSETS -- END OF YEAR......     $5,701,677          $845,549
                                    ==========          ========

(c)  Formerly, Janus Mid Cap Subaccount


                       See Notes to Financial Statements.

        SCUDDER       STATE STREET RESEARCH   STATE STREET RESEARCH               MFS                      T. ROWE PRICE
     GLOBAL EQUITY      AGGRESSIVE GROWTH          DIVERSIFIED          RESEARCH INTERNATIONAL            MID-CAP GROWTH
      SUBACCOUNT           SUBACCOUNT              SUBACCOUNT                 SUBACCOUNT                    SUBACCOUNT
    ---------------   ---------------------   ---------------------   ---------------------------   ---------------------------
    FOR THE PERIOD       FOR THE PERIOD          FOR THE PERIOD       FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR
    MAY 3, 2004 TO       MAY 3, 2004 TO          MAY 3, 2004 TO          ENDED          ENDED          ENDED          ENDED
     DECEMBER 31,         DECEMBER 31,            DECEMBER 31,        DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
         2004                 2004                    2004                2004           2003           2004           2003
    ---------------   ---------------------   ---------------------   ------------   ------------   ------------   ------------
       $ (2,574)            $ (3,134)              $  (11,447)        $  (272,040)   $   (62,851)   $  (377,583)   $  (141,048)
            919                1,100                    1,135             443,679       (100,643)      (126,266)      (508,330)
         69,188               83,751                  160,637           4,456,963      4,168,181      5,305,723      3,722,010
       --------             --------               ----------         -----------    -----------    -----------    -----------
         67,533               81,717                  150,325           4,628,602      4,004,687      4,801,874      3,072,632
       --------             --------               ----------         -----------    -----------    -----------    -----------
        309,511              617,891                  914,927           5,512,925      5,132,830      9,036,178      5,461,047
         (9,535)              (3,045)                 (24,765)         (1,022,615)      (481,763)    (1,530,588)      (456,847)
       --------             --------               ----------         -----------    -----------    -----------    -----------
        299,976              614,846                  890,162           4,490,310      4,651,067      7,505,590      5,004,200
        332,790              204,713                1,343,489           3,180,419      3,980,562      8,448,029      4,511,001
           (229)                 (90)                   1,214            (223,353)       (88,651)       (67,680)       (66,148)
       --------             --------               ----------         -----------    -----------    -----------    -----------
        632,537              819,469                2,234,865           7,447,376      8,542,978     15,885,939      9,449,053
       --------             --------               ----------         -----------    -----------    -----------    -----------
        700,070              901,186                2,385,190          12,075,978     12,547,665     20,687,813     12,521,685
             --                   --                       --          19,896,042      7,348,377     18,501,012      5,979,327
       --------             --------               ----------         -----------    -----------    -----------    -----------
       $700,070             $901,186               $2,385,190         $31,972,020    $19,896,042    $39,188,825    $18,501,012
       ========             ========               ==========         ===========    ===========    ===========    ===========

                PIMCO                         PIMCO
            TOTAL RETURN                 PEA INNOVATION
             SUBACCOUNT                    SUBACCOUNT
     ---------------------------   ---------------------------
     FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR
        ENDED          ENDED          ENDED          ENDED
     DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
         2004           2003           2004           2003
     ------------   ------------   ------------   ------------
     $ 11,276,402   $  1,434,820   $  (175,212)   $   (85,800)
        1,316,150      1,258,843       877,067       (505,159)
       (5,641,339)       804,064    (1,489,438)     3,068,744
     ------------   ------------   -----------    -----------
        6,951,213      3,497,727      (787,583)     2,477,785
     ------------   ------------   -----------    -----------
       35,634,687     50,081,285     3,671,487      3,144,792
      (12,588,819)    (8,980,193)   (1,112,938)      (536,685)
     ------------   ------------   -----------    -----------
       23,045,868     41,101,092     2,558,549      2,608,107
       16,985,255     35,081,405     1,318,671      4,413,384
       (1,814,739)      (648,075)      (92,599)       (11,338)
     ------------   ------------   -----------    -----------
       38,216,384     75,534,422     3,784,621      7,010,153
     ------------   ------------   -----------    -----------
       45,167,597     79,032,149     2,997,038      9,487,938
      176,162,888     97,130,739    12,291,935      2,803,997
     ------------   ------------   -----------    -----------
     $221,330,485   $176,162,888   $15,288,973    $12,291,935
     ============   ============   ===========    ===========

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 STATEMENT OF CHANGES IN NET ASSETS

                                                  LORD ABBETT                     MET/AIM
                                                BOND DEBENTURE              MID CAP CORE EQUITY
                                                  SUBACCOUNT                    SUBACCOUNT
                                          ---------------------------   ---------------------------
                                          FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR
                                             ENDED          ENDED          ENDED          ENDED
                                          DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
                                              2004           2003           2004           2003
                                          ------------   ------------   ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
From operations:
 Net investment income (loss)..........   $ 1,452,372    $   340,369    $  (215,887)   $    10,197
 Net realized gains (losses) from
  security transactions................       473,595         (1,892)       337,511          7,310
 Change in unrealized (depreciation)
  appreciation of investments..........     2,365,888      4,238,038      1,973,271      1,559,499
                                          -----------    -----------    -----------    -----------
Net increase (decrease) in net assets
 resulting from operations.............     4,291,855      4,576,515      2,094,895      1,577,006
                                          -----------    -----------    -----------    -----------
From capital transactions:
 Net premiums..........................    15,731,828     11,752,834      4,748,912      4,063,403
 Redemptions...........................    (5,307,363)    (1,525,986)      (632,409)      (225,919)
                                          -----------    -----------    -----------    -----------
 Total net premiums (redemptions)......    10,424,465     10,226,848      4,116,503      3,837,484
 Net subaccount transfers..............    11,773,278     18,311,243      3,504,156      4,313,483
 Other net transfers...................      (296,184)      (188,232)      (213,343)         2,078
                                          -----------    -----------    -----------    -----------
Net (decrease) increase in net assets
 resulting from capital transactions...    21,901,559     28,349,859      7,407,316      8,153,045
                                          -----------    -----------    -----------    -----------
NET CHANGE IN NET ASSETS...............    26,193,414     32,926,374      9,502,211      9,730,051
NET ASSETS -- BEGINNING OF YEAR........    47,625,962     14,699,588     11,706,542      1,976,491
                                          -----------    -----------    -----------    -----------
NET ASSETS -- END OF YEAR..............   $73,819,376    $47,625,962    $21,208,753    $11,706,542
                                          ===========    ===========    ===========    ===========

                                                   MET/AIM
                                              SMALL CAP GROWTH
                                                 SUBACCOUNT
                                         ---------------------------
                                         FOR THE YEAR   FOR THE YEAR
                                            ENDED          ENDED
                                         DECEMBER 31,   DECEMBER 31,
                                             2004           2003
                                         ------------   ------------
INCREASE (DECREASE) IN NET ASSETS
From operations:
 Net investment income (loss)..........  $  (131,372)    $  (58,298)
 Net realized gains (losses) from
  security transactions................      215,569         19,782
 Change in unrealized (depreciation)
  appreciation of investments..........      443,792      1,459,644
                                         -----------     ----------
Net increase (decrease) in net assets
 resulting from operations.............      527,989      1,421,128
                                         -----------     ----------
From capital transactions:
 Net premiums..........................    1,988,556      2,681,009
 Redemptions...........................     (487,094)      (177,367)
                                         -----------     ----------
 Total net premiums (redemptions)......    1,501,462      2,503,642
 Net subaccount transfers..............    1,098,026      2,241,473
 Other net transfers...................      (52,650)         2,966
                                         -----------     ----------
Net (decrease) increase in net assets
 resulting from capital transactions...    2,546,838      4,748,081
                                         -----------     ----------
NET CHANGE IN NET ASSETS...............    3,074,827      6,169,209
NET ASSETS -- BEGINNING OF YEAR........    8,077,277      1,908,068
                                         -----------     ----------
NET ASSETS -- END OF YEAR..............  $11,152,104     $8,077,277
                                         ===========     ==========

(c) Formerly, Janus Mid Cap Subaccount


                       See Notes to Financial Statements.

          HARRIS OAKMARK                     JANUS              NEUBERGER BERMAN         AMERICAN FUNDS
           INTERNATIONAL               AGGRESSIVE GROWTH          REAL ESTATE                GROWTH
            SUBACCOUNT                    SUBACCOUNT               SUBACCOUNT              SUBACCOUNT
    ---------------------------   ---------------------------   ----------------   ---------------------------
    FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR    FOR THE PERIOD    FOR THE YEAR   FOR THE YEAR
       ENDED          ENDED          ENDED          ENDED        MAY 3, 2004 TO       ENDED          ENDED
    DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,     DECEMBER 31,     DECEMBER 31,   DECEMBER 31,
        2004           2003           2004           2003             2004             2004           2003
    ------------   ------------   ------------   ------------   ----------------   ------------   ------------
    $  (451,647)   $   105,758    $  (143,176)    $ (100,185)     $   554,374      $ (3,559,337)  $ (1,841,322)
        574,039         78,717        356,451       (852,980)               3           925,287       (239,887)
      6,858,135      1,731,612        479,378      2,782,999        1,425,318        30,891,580     39,775,157
    -----------    -----------    -----------     ----------      -----------      ------------   ------------
      6,980,527      1,916,087        692,653      1,829,834        1,979,695        28,257,530     37,693,948
    -----------    -----------    -----------     ----------      -----------      ------------   ------------
     14,256,995      5,839,392      1,579,238      2,100,164        6,153,551        62,247,095     49,418,857
     (1,409,121)      (128,697)      (719,475)      (294,961)        (251,376)      (14,075,048)    (6,395,607)
    -----------    -----------    -----------     ----------      -----------      ------------   ------------
     12,847,874      5,710,695        859,763      1,805,203        5,902,175        48,172,047     43,023,250
     16,900,864      7,570,929        (98,242)       849,452        8,838,921        39,958,248     45,608,203
       (117,263)       (17,959)       (50,958)       (71,391)           2,333        (1,297,968)      (626,861)
    -----------    -----------    -----------     ----------      -----------      ------------   ------------
     29,631,475     13,263,665        710,563      2,583,264       14,743,429        86,832,327     88,004,592
    -----------    -----------    -----------     ----------      -----------      ------------   ------------
     36,612,002     15,179,752      1,403,216      4,413,098       16,723,124       115,089,857    125,698,540
     15,911,308        731,556      9,638,815      5,225,717               --       197,729,840     72,031,300
    -----------    -----------    -----------     ----------      -----------      ------------   ------------
    $52,523,310    $15,911,308    $11,042,031     $9,638,815      $16,723,124      $312,819,697   $197,729,840
    ===========    ===========    ===========     ==========      ===========      ============   ============

           AMERICAN FUNDS                AMERICAN FUNDS
            GROWTH-INCOME          GLOBAL SMALL CAPITALIZATION
             SUBACCOUNT                    SUBACCOUNT
     ---------------------------   ---------------------------
     FOR THE YEAR   FOR THE YEAR   FOR THE YEAR   FOR THE YEAR
        ENDED          ENDED          ENDED          ENDED
     DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
         2004           2003           2004           2003
     ------------   ------------   ------------   ------------
     $ (1,438,534)  $   (392,626)  $  (790,043)   $  (209,145)
          568,263        (59,290)    1,466,296       (535,076)
       20,512,531     33,712,294     8,684,580      9,510,507
     ------------   ------------   -----------    -----------
       19,642,260     33,260,378     9,360,833      8,766,286
     ------------   ------------   -----------    -----------
       44,206,735     43,269,731    15,028,388      8,341,907
      (12,060,344)    (5,364,779)   (3,057,518)      (885,413)
     ------------   ------------   -----------    -----------
       32,146,391     37,904,952    11,970,870      7,456,494
       37,375,237     38,107,360    10,218,155      5,652,293
       (1,701,490)      (668,360)     (243,833)       (12,851)
     ------------   ------------   -----------    -----------
       67,820,138     75,343,952    21,945,192     13,095,936
     ------------   ------------   -----------    -----------
       87,462,398    108,604,330    31,306,025     21,862,222
      178,810,013     70,205,683    33,904,717     12,042,495
     ------------   ------------   -----------    -----------
     $266,272,411   $178,810,013   $65,210,742    $33,904,717
     ============   ============   ===========    ===========

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO FINANCIAL STATEMENTS-DECEMBER 31, 2004

1. BUSINESS

New England Variable Annuity Separate Account (the "Separate Account"), a separate account of New England Life Insurance Company ("NELICO"), was established by NELICO's Board of Directors on July 1, 1994 to support NELICO's operations with respect to certain variable annuity contracts ("Contracts") in accordance with the regulations of the Delaware Insurance Department and is now operating in accordance with the regulations of the Commonwealth of Massachusetts Division of Insurance. NELICO is a direct wholly owned subsidiary of Metropolitan Life Insurance Company ("Metropolitan Life"). The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended (the "Act"). The Separate Account supports three variable annuity contracts: American Growth Series-I ("AGS-I"), American Growth Series ("AGS"), and American Forerunner Series ("AFS").

The Separate Account is divided into forty-three subaccounts that invest in shares of the corresponding portfolios or funds (with the same name) of the Metropolitan Fund, the Met Investors Fund, and the American Funds (collectively, the "Funds"). For convenience, the underlying portfolios or funds are referred to as "portfolios."

The assets of the Separate Account are registered in the name of NELICO. Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from NELICO's other assets and liabilities. The portion of the Separate Account's assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business NELICO may conduct.

The table below presents the subaccounts within the Separate Account:

State Street Research Bond Income Subaccount
State Street Research Money Market Subaccount
Harris Oakmark Focused Value Subaccount
FI Value Leaders Subaccount
Loomis Sayles Small Cap Subaccount
Salomon Brothers U.S. Government Subaccount
Salomon Brothers Strategic Bond Opportunities Subaccount
MFS Total Return Subaccount*
State Street Research Large Cap Growth Subaccount
Davis Venture Value Subaccount
MFS Investors Trust Subaccount
Met/Putnam Voyager Subaccount
FI International Stock Subaccount
State Street Research Aurora Subaccount
FI Mid Cap Opportunities Subaccount
Russell 2000 Index Subaccount
MetLife Stock Index Subaccount
Franklin Templeton Small Cap Growth Subaccount
Neuberger Berman Partners Mid Cap Value Subaccount
Harris Oakmark Large Cap Value Subaccount
State Street Research Large Cap Value Subaccount
Lehman Brothers Aggregate Bond Index Subaccount
Morgan Stanley EAFE Index Subaccount
MetLife Mid Cap Stock Index Subaccount
State Street Research Investment Trust Subaccount
T. Rowe Price Large Cap Growth Subaccount *
T. Rowe Price Small Cap Growth Subaccount*
Scudder Global Equity Subaccount*
State Street Research Aggressive Growth Subaccount*
State Street Research Diversified Subaccount*
MFS Research International Subaccount
T. Rowe Price Mid-Cap Growth Subaccount
PIMCO Total Return Subaccount
PIMCO PEA Innovation Subaccount
Lord Abbett Bond Debenture Subaccount
Met/AIM Mid Cap Core Equity Subaccount
Met/AIM Small Cap Growth Subaccount
Harris Oakmark International Subaccount
Janus Aggressive Growth Subaccount
Neuberger Berman Real Estate Subaccount*
American Funds Growth Subaccount
American Funds Growth-Income Subaccount
American Funds Global Small Capitalization Subaccount

* Operations commenced on May 3, 2004, for the six new subaccounts added to the Separate Account on that date.

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements included herein have been prepared in accordance with accounting principles generally accepted in the United States of America for variable annuity separate accounts registered as unit investment trusts.

    A. VALUATION OF INVESTMENTS

    Investments are made in the portfolios of the Funds and are valued at the reported net asset values of these portfolios. The investments of the portfolios are valued at fair value. Money market portfolio investments are valued utilizing the amortized cost method of valuation.

    B. SECURITY TRANSACTIONS

    Purchases and sales are recorded on the trade date basis. Realized gains and losses on the sales of investments are computed on the basis of the identified cost of the investment sold. Income from dividends and gains from realized gain distributions are recorded on the ex-distribution date.

    C. FEDERAL INCOME TAXES

    The operations of the Separate Account are included in the Federal income tax return of NELICO, which is taxed as a life insurance company under the provisions of the Internal Revenue Code ("IRC"). Under the current provisions of the IRC, NELICO does not expect to incur Federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under the contracts. Based on this, no charge is being made currently to the Separate Account for Federal income taxes. NELICO will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any Federal income taxes that would be attributed to the contracts.

    D. ANNUITY RESERVES

    For contracts payable on or after January 1, 1998, annuity reserves are computed according to the Annuity 2000 Mortality Tables. The assumed interest rate may be 0% (if the contract was annuitized prior to January 1, 2003), 3.5% or 5% as elected by the annuitant and as regulated by the laws of the respective states. Adjustments to annuity reserves are reimbursed to or from NELICO. For contracts payable prior to January 1, 1998, annuity reserves will be computed according to the 1983-A mortality tables.

    E. USE OF ESTIMATES

    The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

    F. PURCHASE PAYMENTS

    Purchase payments received by NELICO are credited as accumulation units as of the end of the valuation period in which received as described in the prospectus.

    G. SUBACCOUNT AND OTHER TRANSFERS

    Transfers among the subaccounts are presented under the caption net portfolio transfers. Benefit payments and miscellaneous gains and losses are presented under the caption net other transfers.

3. EXPENSES

With respect to the assets in the Separate Account that support the Contracts, NELICO deducts a charge from the assets of the Separate Account for the assumption of mortality and expense risks as well as general administrative expenses. Although variable annuity payments differ according to the investment performance of the portfolios, they are not affected by mortality or expense experience because NELICO assumes the mortality and expense risks under the Contracts. The mortality risk assumed by NELICO has two elements, a life annuity mortality risk and, for deferred annuity contracts, a minimum death refund risk. The life annuity mortality risk results from a provision in

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

3. EXPENSES -- (CONTINUED)

the Contract in which NELICO agrees to make annuity payments regardless of how long a particular annuitant or other payee lives and how long all annuitants or other payees as a class live if payment options involving life contingencies are chosen. Those annuity payments are determined in accordance with annuity purchase rate provisions established at the time the Contracts are issued. Under deferred annuity Contracts, NELICO also assumes a minimum death refund risk by providing that there will be payable, on the death of the annuitant during the accumulation period, an amount equal to the greater of (1) a guaranteed amount equal to the aggregate purchase payments made, without interest, reduced by any partial surrender, and (2) the value of the Contract as of the death valuation date. The guaranteed amount in (1) above is recalculated at the specific Contract anniversaries to determine whether a higher (but never a lower) guarantee will apply, based on the Contract value at the time of recalculation. Certain of the Contracts offer optional death benefits that provide enhanced guaranteed death benefit amounts. Death proceeds are reduced by any outstanding Contract loan and, in certain states, by a premium tax charge. The expense risk assumed by NELICO is the risk that the deductions for sales and administrative expenses provided for in the variable annuity Contract may prove to be insufficient to cover the cost of those items.

NELICO charges the Separate Account for the mortality and expense risk NELICO assumes under the AGS-I and AGS variable annuity Contracts. Currently, the charges are made daily at an annual rate of 1.30% to 1.55% of the Separate Account assets attributable to the AGS individual variable annuity Contracts and 1.25% to 1.50% of the Separate Account assets attributable to the AGS-I individual variable annuity Contracts, depending on the subaccounts selected. Currently, the charges are made daily at an annual rate of 1.15% to 2.20% of the Separate Account assets attributable to the AFS individual variable annuity Contracts, depending on the class of Contract, subaccount selected, and the death benefit option selected. NELICO also imposes an administration asset charge at an annual rate of .10% of the Separate Account assets attributable to AGS-I and AGS as well as an annual administration Contract charge of $30 per contract deducted from the Contract value in the Separate Account for the AGS-I and AGS Contract (though not to exceed 2% of the total Contract value). The $30 administrative charge is waived on AGS-I and AGS Contracts if the Contract value is at least $50,000 or if net deposits made during the year exceed $1,000 and the Contract value is at least $25,000. There is an annual Contract administrative fee of $30 per Contract year, deducted from the contract value in the Separate Account for AFS Contracts. This fee is waived on AFS Contracts if the contract value is at least $50,000. A premium tax charge applies to the Contracts in certain states.

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

4. PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and the proceeds from the sales of investments for the year ended December 31, 2004 are as follows:

                                                              PURCHASES      SALES
                                                              ----------    --------
                                                                  (IN THOUSANDS)
State Street Research Bond Income Subaccount................  $   35,506    $ 28,940
State Street Research Money Market Subaccount...............      43,629      67,525
Harris Oakmark Focused Value Subaccount.....................      50,070      27,235
FI Value Leaders Subaccount.................................       5,710      18,638
Loomis Sayles Small Cap Subaccount..........................      11,007      16,221
Salomon Brothers U.S. Government Subaccount.................      26,168      20,378
Salomon Brothers Strategic Bond Opportunities Subaccount....      39,153      20,266
Balanced Subaccount(a)......................................     102,441      94,773
MFS Total Return Subaccount(b)..............................      10,327      10,838
State Street Research Large Cap Growth Subaccount...........      11,008      35,073
Davis Venture Value Subaccount..............................      61,656      39,850
MFS Investors Trust Subaccount..............................      23,829       5,983
MFS Research Managers Subaccount(a).........................       1,387      22,610
FI Mid Cap Opportunities Subaccount(a)......................       4,336      10,577
Met/Putnam Voyager Subaccount...............................       1,023       2,584
FI International Stock Subaccount...........................      11,097      15,554
State Street Research Aurora Subaccount.....................      45,179      13,602
FI Mid Cap Opportunities Subaccount(c)......................      14,526       2,955
Russell 2000 Index Subaccount...............................      15,940       4,195
MetLife Stock Index Subaccount..............................      18,977       4,550
Franklin Templeton Small Cap Growth Subaccount..............       6,589       1,989
Neuberger Berman Partners Mid Cap Value Subaccount..........      25,759       2,496
Harris Oakmark Large Cap Value Subaccount...................      20,390       2,664
State Street Research Large Cap Value Subaccount............      13,354       1,489
Lehman Brothers Aggregate Bond Index Subaccount.............      17,210       8,620
Morgan Stanley EAFE Index Subaccount........................      12,306       2,481
MetLife Mid Cap Stock Index Subaccount......................       9,865       2,746
State Street Research Investment Trust Subaccount...........       4,144       1,315
T. Rowe Price Large Cap Growth Subaccount(b)................       5,334          22
T. Rowe Price Small Cap Growth Subaccount(b)................         793          23
Scudder Global Equity Subaccount(b).........................         645          15
State Street Research Aggressive Growth Subaccount(b).......         828          11
State Street Research Diversified Subaccount(b).............       2,245          21
MFS Research International Subaccount.......................       9,157       2,006
T. Rowe Price Mid-Cap Growth Subaccount.....................      17,503       2,016
PIMCO Total Return Subaccount...............................      61,379      12,104
PIMCO PEA Innovation Subaccount.............................       6,489       2,894
Lord Abbett Bond Debenture Subaccount.......................      27,718       4,430
Met/AIM Mid Cap Core Equity Subaccount......................       8,530       1,352
Met/AIM Small Cap Growth Subaccount.........................       3,282         876
Harris Oakmark International Subaccount.....................      31,096       1,954
Janus Aggressive Growth Subaccount..........................       2,345       1,790
Neuberger Berman Real Estate Subaccount(b)..................      15,298           0
American Funds Growth Subaccount............................      87,906       4,927
American Funds Growth-Income Subaccount.....................      71,521       5,408
American Funds Global Small Capitalization Subaccount.......      25,937       4,829
                                                              ----------    --------
  Total.....................................................  $1,020,592    $530,825
                                                              ==========    ========

(a) For the Period January 1, 2004 to April 30, 2004

(b) For the period May 3, 2004 to December 31, 2004

(c) Formerly, Janus Mid Cap Subaccount

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO FINANCIAL STATEMENTS

5. CHANGES IN OUTSTANDING UNITS

The changes in units outstanding for the years ended December 31, 2004, 2003, 2002 and 2001 are as follows:

                                   STATE STREET RESEARCH   STATE STREET RESEARCH   HARRIS OAKMARK        FI         LOOMIS SAYLES
                                        BOND INCOME            MONEY MARKET        FOCUSED VALUE    VALUE LEADERS     SMALL CAP
                                        SUBACCOUNT              SUBACCOUNT           SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
                                   ---------------------   ---------------------   --------------   -------------   -------------
(IN THOUSANDS)
Outstanding at December 31,
 2003............................          45,291                  60,533              87,715           43,099          51,558
Activity 2004:
 Issued..........................           9,388                  39,384              21,875            3,098           6,718
 Redeemed........................          (9,686)                (49,568)            (14,015)          (8,299)         (7,989)
                                          -------                 -------             -------          -------         -------
Outstanding at December 31,
 2004............................          44,993                  50,349              95,575           37,898          50,287
                                          =======                 =======             =======          =======         =======
Outstanding at December 31,
 2002............................          41,590                  69,741              69,108           48,994          51,595
Activity 2003:
 Issued..........................          14,586                  72,157              30,214            3,945           9,153
 Redeemed........................         (10,885)                (81,365)            (11,607)          (9,840)         (9,190)
                                          -------                 -------             -------          -------         -------
Outstanding at December 31,
 2003............................          45,291                  60,533              87,715           43,099          51,558
                                          =======                 =======             =======          =======         =======
Outstanding at December 31,
 2001............................          33,599                  53,150              48,535           61,754          59,538
Activity 2002:
 Issued..........................          16,247                  78,734              34,965            4,582           8,327
 Redeemed........................          (8,256)                (62,143)            (14,392)         (17,342)        (16,270)
                                          -------                 -------             -------          -------         -------
Outstanding at December 31,
 2002............................          41,590                  69,741              69,108           48,994          51,595
                                          =======                 =======             =======          =======         =======
Outstanding at December 31,
 2000............................          26,739                  34,753              27,369           70,346          66,265
Activity 2001:
 Issued..........................          14,330                  64,138              30,565            8,763          11,588
 Redeemed........................          (7,470)                (45,741)             (9,399)         (17,355)        (18,315)
                                          -------                 -------             -------          -------         -------
Outstanding at December 31,
 2001............................          33,599                  53,150              48,535           61,754          59,538
                                          =======                 =======             =======          =======         =======

(a) For the Period January 1, 2004 to April 30, 2004

(b) For the period May 3, 2004 to December 31, 2004

(c) Formerly, Janus Mid Cap Subaccount

    SALOMON BROTHERS         SALOMON BROTHERS                              MFS        STATE STREET RESEARCH   DAVIS VENTURE
    U.S. GOVERNMENT    STRATEGIC BOND OPPORTUNITIES     BALANCED      TOTAL RETURN      LARGE CAP GROWTH          VALUE
       SUBACCOUNT               SUBACCOUNT            SUBACCOUNT(a)   SUBACCOUNT(b)        SUBACCOUNT          SUBACCOUNT
    ----------------   ----------------------------   -------------   -------------   ---------------------   -------------
         79,759                   66,823                  58,702             --               86,958             127,927
         22,312                   25,296                   7,590         14,489                8,196              27,531
        (19,158)                 (16,525)                (66,292)        (2,781)             (16,899)            (18,551)
        -------                  -------                 -------         ------              -------             -------
         82,913                   75,594                      --         11,708               78,255             136,907
        =======                  =======                 =======         ======              =======             =======
         72,909                   49,553                  55,621             --               93,010             120,501
         35,806                   31,063                  14,864             --               14,761              27,154
        (28,956)                 (13,793)                (11,783)            --              (20,813)            (19,728)
        -------                  -------                 -------         ------              -------             -------
         79,759                   66,823                  58,702             --               86,958             127,927
        =======                  =======                 =======         ======              =======             =======
         43,266                   44,975                  60,793             --              109,828             121,855
         42,389                   14,923                  12,289             --               14,578              27,213
        (12,746)                 (10,345)                (17,461)            --              (31,396)            (28,567)
        -------                  -------                 -------         ------              -------             -------
         72,909                   49,553                  55,621             --               93,010             120,501
        =======                  =======                 =======         ======              =======             =======
         28,212                   42,019                  61,207             --              118,611             118,785
         24,819                   12,547                  15,759             --               23,276              30,204
         (9,765)                  (9,591)                (16,173)            --              (32,059)            (27,134)
        -------                  -------                 -------         ------              -------             -------
         43,266                   44,975                  60,793             --              109,828             121,855
        =======                  =======                 =======         ======              =======             =======

           MFS
     INVESTORS TRUST
       SUBACCOUNT
     ---------------
          22,385
          31,767
          (8,463)
         -------
          45,689
         =======
          19,806
           7,217
          (4,638)
         -------
          22,385
         =======
          18,771
           6,521
          (5,486)
         -------
          19,806
         =======
          14,955
          26,842
         (23,026)
         -------
          18,771
         =======

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

5. CHANGES IN OUTSTANDING UNITS -- (CONTINUED)


The changes in units outstanding for the years ended December 31, 2004, 2003, 2002 and 2001 are as follows:

                                            MFS           FI MID CAP     MET/PUTNAM           FI            STATE STREET RESEARCH
                                     RESEARCH MANAGERS   OPPORTUNITIES    VOYAGER     INTERNATIONAL STOCK          AURORA
                                       SUBACCOUNT(a)     SUBACCOUNT(a)   SUBACCOUNT       SUBACCOUNT             SUBACCOUNT
                                     -----------------   -------------   ----------   -------------------   ---------------------
(IN THOUSANDS)
Outstanding at December 31, 2003...        26,052            6,234         33,487            70,847                 88,950
Activity 2004:
 Issued............................         2,045            3,466          3,529            10,458                 36,452
 Redeemed..........................       (28,097)          (9,700)        (6,732)          (13,759)               (15,568)
                                          -------           ------        -------           -------                -------
Outstanding at December 31, 2004...            --               --         30,284            67,546                109,834
                                          =======           ======        =======           =======                =======
Outstanding at December 31, 2002...        26,812              987         30,822            63,481                 62,270
Activity 2003:
 Issued............................         5,173            6,150         12,919            46,597                 40,405
 Redeemed..........................        (5,933)            (903)       (10,254)          (39,231)               (13,725)
                                          -------           ------        -------           -------                -------
Outstanding at December 31, 2003...        26,052            6,234         33,487            70,847                 88,950
                                          =======           ======        =======           =======                =======
Outstanding at December 31, 2001...        31,555               --         28,544            58,910                 25,355
Activity 2002:
 Issued............................         4,736            1,268         14,434            50,660                 50,130
 Redeemed..........................        (9,479)            (281)       (12,156)          (46,089)               (13,215)
                                          -------           ------        -------           -------                -------
Outstanding at December 31, 2002...        26,812              987         30,822            63,481                 62,270
                                          =======           ======        =======           =======                =======
Outstanding at December 31, 2000...        36,163               --         15,758            58,501                     --
Activity 2001:
 Issued............................        12,143               --         78,373            54,104                 30,519
 Redeemed..........................       (16,751)              --        (65,587)          (53,695)                (5,164)
                                          -------           ------        -------           -------                -------
Outstanding at December 31, 2001...        31,555               --         28,544            58,910                 25,355
                                          =======           ======        =======           =======                =======

(a) For the Period January 1, 2004 to April 30, 2004

(b) For the period May 3, 2004 to December 31, 2004

(c) Formerly, Janus Mid Cap Subaccount

     FI MID CAP       RUSSELL         METLIFE      FRANKLIN TEMPLETON      NEUBERGER BERMAN      HARRIS OAKMARK
    OPPORTUNITIES    2000 INDEX     STOCK INDEX     SMALL CAP GROWTH    PARTNERS MID CAP VALUE   LARGE CAP VALUE
    SUBACCOUNT(c)    SUBACCOUNT     SUBACCOUNT         SUBACCOUNT             SUBACCOUNT           SUBACCOUNT
    -------------   ------------   -------------   ------------------   ----------------------   ---------------
        8,400          24,725         18,668             23,037                 12,944               28,297
       11,054          15,080          7,472              9,810                 15,061               20,183
       (2,954)         (6,268)        (3,144)            (4,321)                (3,088)              (5,400)
       ------          ------         ------             ------                 ------               ------
       16,500          33,537         22,996             28,526                 24,917               43,080
       ======          ======         ======             ======                 ======               ======
        7,213          12,285         11,103             13,799                  6,309                7,146
        3,504          16,432          9,831             13,617                  9,117               24,391
       (2,317)         (3,992)        (2,266)            (4,379)                (2,482)              (3,240)
       ------          ------         ------             ------                 ------               ------
        8,400          24,725         18,668             23,037                 12,944               28,297
       ======          ======         ======             ======                 ======               ======
        6,391           5,136          4,014              4,504                  1,361                   --
        5,124          10,069          9,296             12,906                  6,975                8,278
       (4,302)         (2,920)        (2,207)            (3,611)                (2,027)              (1,132)
       ------          ------         ------             ------                 ------               ------
        7,213          12,285         11,103             13,799                  6,309                7,146
       ======          ======         ======             ======                 ======               ======
           --              --             --                 --                     --                   --
        8,521           6,277          4,799              4,995                  1,560                   --
       (2,130)         (1,141)          (785)              (491)                  (199)                  --
       ------          ------         ------             ------                 ------               ------
        6,391           5,136          4,014              4,504                  1,361                   --
       ======          ======         ======             ======                 ======               ======

     STATE STREET RESEARCH
        LARGE CAP VALUE
          SUBACCOUNT
     ---------------------
             8,101
            13,276
            (2,187)
            ------
            19,190
            ======
             2,161
             7,100
            (1,160)
            ------
             8,101
            ======
                --
             2,465
              (304)
            ------
             2,161
            ======
                --
                --
                --
            ------
                --
            ======

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

5. CHANGES IN OUTSTANDING UNITS -- (CONTINUED)


The changes in units outstanding for the years ended December 31, 2004, 2003, 2002 and 2001 are as follows:

                                                    LEHMAN BROTHERS      MORGAN STANLEY   METLIFE MID CAP   STATE STREET RESEARCH
                                                  AGGREGATE BOND INDEX     EAFE INDEX       STOCK INDEX       INVESTMENT TRUST
                                                       SUBACCOUNT          SUBACCOUNT       SUBACCOUNT           SUBACCOUNT
                                                  --------------------   --------------   ---------------   ---------------------
(IN THOUSANDS)
Outstanding at December 31, 2003................         51,282              25,459           23,561                2,209
Activity 2004:
 Issued.........................................         19,326              16,199           11,122                  840
 Redeemed.......................................        (13,287)             (5,812)          (4,850)                (358)
                                                        -------             -------           ------                -----
Outstanding at December 31, 2004................         57,321              35,846           29,833                2,691
                                                        =======             =======           ======                =====
Outstanding at December 31, 2002................         31,759              12,329           12,371                1,335
Activity 2003:
 Issued.........................................         33,238              25,386           14,336                1,311
 Redeemed.......................................        (13,715)            (12,256)          (3,146)                (437)
                                                        -------             -------           ------                -----
Outstanding at December 31, 2003................         51,282              25,459           23,561                2,209
                                                        =======             =======           ======                =====
Outstanding at December 31, 2001................         12,364               4,168            4,234                  412
Activity 2002:
 Issued.........................................         24,890              12,334           12,151                1,202
 Redeemed.......................................         (5,495)             (4,173)          (4,014)                (279)
                                                        -------             -------           ------                -----
Outstanding at December 31, 2002................         31,759              12,329           12,371                1,335
                                                        =======             =======           ======                =====
Outstanding at December 31, 2000................             --                  --               --                   --
Activity 2001:
 Issued.........................................         15,556               5,301            8,631                  444
 Redeemed.......................................         (3,192)             (1,133)          (4,397)                 (32)
                                                        -------             -------           ------                -----
Outstanding at December 31, 2001................         12,364               4,168            4,234                  412
                                                        =======             =======           ======                =====

(a) For the Period January 1, 2004 to April 30, 2004

(b) For the period May 3, 2004 to December 31, 2004

(c) Formerly, Janus Mid Cap Subaccount

     T. ROWE PRICE      T. ROWE PRICE        SCUDDER      STATE STREET RESEARCH   STATE STREET RESEARCH            MFS
    LARGE CAP GROWTH   SMALL CAP GROWTH   GLOBAL EQUITY     AGGRESSIVE GROWTH          DIVERSIFIED        RESEARCH INTERNATIONAL
       SUBACCOUNT         SUBACCOUNT       SUBACCOUNT          SUBACCOUNT              SUBACCOUNT               SUBACCOUNT
    ----------------   ----------------   -------------   ---------------------   ---------------------   ----------------------
            --                --               --                  --                      --                     20,694
         4,881               691               50                  25                      64                     11,234
          (188)              (51)              (2)                 (1)                     (2)                    (3,736)
         -----               ---               --                  --                      --                     ------
         4,693               640               48                  24                      62                     28,192
         =====               ===               ==                  ==                      ==                     ======
            --                --               --                  --                      --                      9,959
            --                --               --                  --                      --                     16,268
            --                --               --                  --                      --                     (5,533)
         -----               ---               --                  --                      --                     ------
            --                --               --                  --                      --                     20,694
         =====               ===               ==                  ==                      ==                     ======
            --                --               --                  --                      --                      1,919
            --                --               --                  --                      --                      9,783
            --                --               --                  --                      --                     (1,743)
         -----               ---               --                  --                      --                     ------
            --                --               --                  --                      --                      9,959
         =====               ===               ==                  ==                      ==                     ======
            --                --               --                  --                      --                         --
            --                --               --                  --                      --                      2,103
            --                --               --                  --                      --                       (184)
         -----               ---               --                  --                      --                     ------
            --                --               --                  --                      --                      1,919
         =====               ===               ==                  ==                      ==                     ======

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

5. CHANGES IN OUTSTANDING UNITS -- (CONTINUED)


The changes in units outstanding for the years ended December 31, 2004, 2003, 2002 and 2001 are as follows:

                                            T. ROWE PRICE       PIMCO           PIMCO         LORD ABBETT           MET/AIM
                                            MID-CAP GROWTH   TOTAL RETURN   PEA INNOVATION   BOND DEBENTURE   MID CAP CORE EQUITY
                                              SUBACCOUNT      SUBACCOUNT      SUBACCOUNT       SUBACCOUNT         SUBACCOUNT
                                            --------------   ------------   --------------   --------------   -------------------
(IN THOUSANDS)
Outstanding at December 31, 2003..........      30,181         150,686          26,679           30,138              9,721
Activity 2004:
 Issued...................................      31,745          60,839          18,517           21,533              7,968
 Redeemed.................................      (6,956)        (28,790)        (10,077)          (7,951)            (2,084)
                                                ------         -------         -------           ------             ------
Outstanding at December 31, 2004..........      54,970         182,735          35,119           43,720             15,605
                                                ======         =======         =======           ======             ======
Outstanding at December 31, 2002..........      13,146          85,503           9,468           10,930              2,044
Activity 2003:
 Issued...................................      21,154          96,819          23,617           23,386              8,669
 Redeemed.................................      (4,119)        (31,636)         (6,406)          (4,178)              (992)
                                                ------         -------         -------           ------             ------
Outstanding at December 31, 2003..........      30,181         150,686          26,679           30,138              9,721
                                                ======         =======         =======           ======             ======
Outstanding at December 31, 2001..........       3,695          15,505           3,963            2,365                 --
Activity 2002:
 Issued...................................      12,150          81,046          11,733           10,131              2,344
 Redeemed.................................      (2,699)        (11,048)         (6,228)          (1,566)              (300)
                                                ------         -------         -------           ------             ------
Outstanding at December 31, 2002..........      13,146          85,503           9,468           10,930              2,044
                                                ======         =======         =======           ======             ======
Outstanding at December 31, 2000..........          --              --              --               --                 --
Activity 2001:
 Issued...................................       4,099          16,304           4,897            2,701                 --
 Redeemed.................................        (404)           (799)           (934)            (336)                --
                                                ------         -------         -------           ------             ------
Outstanding at December 31, 2001..........       3,695          15,505           3,963            2,365                 --
                                                ======         =======         =======           ======             ======

(a) For the Period January 1, 2004 to April 30, 2004

(b) For the period May 3, 2004 to December 31, 2004

(c) Formerly, Janus Mid Cap Subaccount

        MET/AIM        HARRIS OAKMARK         JANUS         NEUBERGER BERMAN   AMERICAN FUNDS   AMERICAN FUNDS
    SMALL CAP GROWTH   INTERNATIONAL    AGGRESSIVE GROWTH     REAL ESTATE          GROWTH       GROWTH-INCOME
       SUBACCOUNT        SUBACCOUNT        SUBACCOUNT          SUBACCOUNT        SUBACCOUNT       SUBACCOUNT
    ----------------   --------------   -----------------   ----------------   --------------   --------------
          6,954            13,499             14,238                --             17,878           20,819
          3,353            27,741              4,444             1,350              9,860           10,524
         (1,160)           (3,787)            (3,425)              (47)            (2,213)          (2,822)
         ------            ------            -------             -----             ------           ------
          9,147            37,453             15,257             1,303             25,525           28,521
         ======            ======            =======             =====             ======           ======
          2,251               828              9,888                --              8,788           10,667
          5,597            14,951             18,160                --             10,959           12,200
           (894)           (2,280)           (13,810)               --             (1,869)          (2,048)
         ------            ------            -------             -----             ------           ------
          6,954            13,499             14,238                --             17,878           20,819
         ======            ======            =======             =====             ======           ======
             --                --              3,620                --              2,134            2,993
          2,420               989              8,375                --              7,844            9,367
           (169)             (161)            (2,107)               --             (1,190)          (1,693)
         ------            ------            -------             -----             ------           ------
          2,251               828              9,888                --              8,788           10,667
         ======            ======            =======             =====             ======           ======
             --                --                 --                --                 --               --
             --                --              3,908                --              2,430            3,387
             --                --               (288)               --               (296)            (394)
         ------            ------            -------             -----             ------           ------
             --                --              3,620                --              2,134            2,993
         ======            ======            =======             =====             ======           ======

           AMERICAN FUNDS
     GLOBAL SMALL CAPITALIZATION
             SUBACCOUNT
     ---------------------------
               20,950
               18,672
               (5,757)
               ------
               33,865
               ======
               11,246
               15,889
               (6,185)
               ------
               20,950
               ======
                2,562
               10,538
               (1,854)
               ------
               11,246
               ======
                   --
                2,887
                 (325)
               ------
                2,562
               ======

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

6. UNIT VALUES

The following table is a summary of unit values and units outstanding for the Contracts and the expenses as a percentage of average net assets, excluding expenses for the underlying portfolios, for the four years ended December 31, 2004, 2003, 2002 and 2001, or lesser time period, if applicable.

                                              STATE STREET RESEARCH    STATE STREET RESEARCH    HARRIS OAKMARK           FI
                                                   BOND INCOME             MONEY MARKET          FOCUSED VALUE      VALUE LEADERS
                                                   SUBACCOUNT               SUBACCOUNT            SUBACCOUNT         SUBACCOUNT
                                              ---------------------    ---------------------    ---------------    ---------------
2004
Units (In Thousands)........................             44,993                   50,349                95,575             37,898
Unit Fair Value, Lowest to Highest(1).......     $ 3.78 to 4.78           $1.85 to $2.33        $3.04 to $3.43     $2.39 to $2.70
Net Assets (In Thousands)...................     $      207,437           $      112,383        $      321,835     $      100,975
Investment Income Ratio to Net Assets(2)....               5.76%                    0.79%                 1.07%              1.28%
Expenses as a Percent of Average Net Assets,
 Lowest to Highest(3).......................      1.15% to 2.20%           1.15% to 2.20%        1.15% to 2.20%     1.15% to 2.20%
Total Return, Lowest to Highest(4)..........            2% to 3%            -1% to -0.37%              7% to 9%         11% to 12%
2003
Units (In Thousands)........................             45,291                   60,533                87,715             43,099
Unit Fair Value, Lowest to Highest(1).......     $3.71 to $4.64           $1.87 to $2.34        $2.83 to $3.16     $2.15 to $2.40
Net Assets (In Thousands)...................     $      203,909           $      136,176        $      273,122     $      102,454
Investment Income Ratio to Net Assets(2)....               3.08%                    0.73%                 0.11%              0.72%
Expenses as a Percent of Average Net Assets,
 Lowest to Highest(3).......................      1.15% to 2.20%           1.15% to 2.20%        1.15% to 2.20%     1.15% to 2.20%
Total Return, Lowest to Highest(4)..........            1% to 4%               -2% to -1%            27% to 31%         22% to 25%
2002
Units (In Thousands)........................             41,590                   69,741                69,108             48,994
Unit Fair Value, Lowest to Highest(1).......     $3.66 to $4.44           $1.94 to $2.35        $2.20 to $2.42     $1.75 to $1.92
Net Assets (In Thousands)...................     $      181,150           $      159,444        $      164,783     $       93,057
Investment Income Ratio to Net Assets(2)....               4.54%                    1.31%                 0.20%              0.92%
Expenses as a Percent of Average Net Assets,
 Lowest to Highest(3).......................      1.15% to 2.45%           1.15% to 2.45%        1.15% to 2.45%     1.15% to 2.45%
Total Return, Lowest to Highest(4)..........            6% to 7%                -1% to 0%          -11% to -10%       -21% to -20%
2001
Units (In Thousands)........................             33,599                   53,150                48,535             61,754
Unit Fair Value, Lowest to Highest(1).......     $3.46 to $4.15           $1.96 to $2.35        $2.47 to $2.69     $2.22 to $2.41
Net Assets (In Thousands)...................     $      138,063           $      123,089        $      129,180     $      147,774
Investment Income Ratio to Net Assets(2)....                8.0%                     3.6%                  0.5%               0.9%
Expenses as a Percent of Average Net Assets,
 Lowest to Highest(3).......................      1.15% to 1.85%           1.15% to 1.85%        1.15% to 1.85%     1.15% to 1.86%
Total Return, Lowest to Highest(4)..........            3% to 7%                 0% to 3%             4% to 26%        -15% to -9%

                                              LOOMIS SAYLES
                                                SMALL CAP
                                                SUBACCOUNT
                                              --------------
2004
Units (In Thousands)........................          50,287
Unit Fair Value, Lowest to Highest(1).......  $2.45 to $2.75
Net Assets (In Thousands)...................  $      136,250
Investment Income Ratio to Net Assets(2)....            0.00%
Expenses as a Percent of Average Net Assets,
 Lowest to Highest(3).......................   1.15% to 2.20%
Total Return, Lowest to Highest(4)..........       14% to 15%
2003
Units (In Thousands)........................          51,558
Unit Fair Value, Lowest to Highest(1).......  $2.16 to $2.39
Net Assets (In Thousands)...................  $      121,881
Investment Income Ratio to Net Assets(2)....            0.00%
Expenses as a Percent of Average Net Assets,
 Lowest to Highest(3).......................   1.15% to 2.20%
Total Return, Lowest to Highest(4)..........       30% to 35%
2002
Units (In Thousands)........................          51,595
Unit Fair Value, Lowest to Highest(1).......  $1.63 to $1.77
Net Assets (In Thousands)...................  $       90,703
Investment Income Ratio to Net Assets(2)....            0.11%
Expenses as a Percent of Average Net Assets,
 Lowest to Highest(3).......................   1.15% to 2.45%
Total Return, Lowest to Highest(4)..........             -23%
2001
Units (In Thousands)........................          59,538
Unit Fair Value, Lowest to Highest(1).......  $2.13 to $2.29
Net Assets (In Thousands)...................  $      135,409
Investment Income Ratio to Net Assets(2)....             7.3%
Expenses as a Percent of Average Net Assets,
 Lowest to Highest(3).......................   1.15% to 1.85%
Total Return, Lowest to Highest(4)..........      -10% to -5%

(1) NELICO sells a number of variable annuity products which have unique combinations of features and fees that are charged against the contract owners' contract value. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

(2) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying portfolios, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges or asset-based insurance charges that are assessed against contract owners' contract value either through reductions in unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying portfolio in which the subaccount invests.

(3) These amounts represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense risk charges or asset-based insurance charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to the contract owners' contract value through the redemption of units and expenses of the underlying portfolio are excluded.

(4) These amounts represent the total return for the periods indicated, including changes in the value of the underlying portfolio, and expenses assessed through the reduction of unit values. The total return does not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the Separate Account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

(a)  For the Period January 1, 2004 to April 30, 2004

(b)  For the period May 3, 2004 to December 31, 2004

(c)  Formerly, Janus Mid Cap Subaccount

    SALOMON BROTHERS         SALOMON BROTHERS                                 MFS         STATE STREET RESEARCH        DAVIS
    U.S. GOVERNMENT    STRATEGIC BOND OPPORTUNITIES      BALANCED        TOTAL RETURN       LARGE CAP GROWTH       VENTURE VALUE
       SUBACCOUNT               SUBACCOUNT             SUBACCOUNT(a)     SUBACCOUNT(b)         SUBACCOUNT           SUBACCOUNT
    ----------------   ----------------------------   ---------------   ---------------   ---------------------   ---------------
             82,913                   75,594                      --             11,708              78,255              136,907
     $1.47 to $1.63           $1.84 to $2.05                      --    $3.47 to $41.49      $2.36 to $2.63       $2.86 to $3.18
     $      132,938           $      151,993          $           --    $       100,941      $      203,136       $      429,391
               2.18%                    3.00%                   2.96%              0.00%               0.00%                0.55%
                   %           1.15% to 2.20%          1.15% to 2.20%     1.15% to 2.20%      1.15% to 2.20%       1.15% to 2.20%
      1.15% to 2.20
            1% to 2%                 4% to 5%                     -1%           8% to 9%            6% to 7%           10% to 11%
             79,759                   66,823                  58,702                 --              86,958              127,927
     $1.46 to $1.61           $1.77 to $1.94          $1.37 to $1.51    $            --      $2.22 to $2.45       $2.61 to $2.87
     $      126,215           $      128,147          $       87,677    $            --      $      210,554       $      363,051
               1.71%                    1.89%                   2.81%                --                0.05%                0.34%
                   %           1.15% to 2.20%          1.15% to 2.20%                --       1.15% to 2.20%       1.15% to 2.20%
      1.15% to 2.20
           -1% to 0%                4% to 11%              13% to 18%                --           23% to 33%           25% to 29%
             72,909                   49,553                  55,621                 --              93,010              120,501
     $1.48 to $1.60           $1.62 to $1.75          $1.18 to $1.28    $            --      $1.70 to $1.83       $2.06 to $2.22
     $      115,249           $       85,879          $       70,508    $            --      $      169,121       $      265,311
               4.16%                    6.88%                   2.44%                --                0.00%                0.88%
                   %           1.35% to 1.40%          1.15% to 2.45%                --       1.15% to 2.45%       1.15% to 2.45%
      1.35% to 1.40
            5% to 6%                 7% to 8%            -16% to -15%                --         -35% to -34%         -18% to -17%
             43,266                   44,975                  60,793                 --             109,828              121,855
     $1.41 to $1.50           $1.51 to $1.62          $1.40 to $1.50    $            --      $2.60 to $2.78       $2.52 to $2.69
     $       64,481           $       72,204          $       90,522    $            --      $      303,228       $      325,852
                5.7%                     6.9%                    4.1%                --                 6.1%                10.4%
                   %           1.15% to 1.85%          1.15% to 1.85%                --       1.15% to 1.85%       1.15% to 1.85%
      1.15% to 1.85
            3% to 5%                 2% to 5%              -6% to -2%                --          -13% to -9%          -12% to -5%

           MFS
     INVESTORS TRUST
       SUBACCOUNT
     ---------------
             45,689
     $0.82 to $0.87
     $       39,775
               0.32%
      1.15% to 2.20%
           9% to 10%
             22,385
     $0.75 to $0.79
     $       17,582
               0.28%
      1.15% to 2.20%
          16% to 20%
             19,806
     $0.64 to $0.66
     $       12,979
               0.45%
      1.15% to 2.45%
        -26% to -21%
             18,771
     $0.81 to $0.84
     $       15,612
                0.4%
      1.15% to 1.85%
         -17% to -7%

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

6. UNIT VALUES -- (CONTINUED)

The following table is a summary of unit values and units outstanding for the Contracts and the expenses as a percentage of average net assets, excluding expenses for the underlying portfolios, for the four years ended December 31, 2004, 2003, 2002 and 2001, or lesser time period, if applicable.

                                         MFS             FI MID CAP        MET/PUTNAM              FI              STATE STREET
                                  RESEARCH MANAGERS    OPPORTUNITIES        VOYAGER        INTERNATIONAL STOCK    RESEARCH AURORA
                                     SUBACCOUNT        SUBACCOUNT(a)       SUBACCOUNT          SUBACCOUNT           SUBACCOUNT
                                  -----------------    --------------    --------------    -------------------    ---------------
2004
Units (In Thousands)............               --                 --             30,284              67,546              109,834
Unit Fair Value, Lowest to
 Highest(1).....................               --                 --     $0.42 to $0.45      $1.22 to $1.41       $1.75 to $1.84
Net Assets (In Thousands).......   $           --      $          --     $       13,424      $       93,762       $      200,343
Investment Income Ratio to Net
 Assets(2)......................             0.46%              7.71%              0.06%               1.24%                0.00%
Expenses as a Percent of Average
 Net Assets, Lowest to
 Highest(3).....................    1.15% to 2.20%     1.15% to 2.20%     1.15% to 2.20%      1.15% to 2.20%       1.15% to 2.20%
Total Return, Lowest to
 Highest(4).....................         -1% to 1%                -2%           2% to 3%          15% to 17%           13% to 14%
2003
Units (In Thousands)............           26,052              6,234             33,487              70,847               88,950
Unit Fair Value, Lowest to
 Highest(1).....................   $0.77 to $0.81      $1.12 to $1.14    $0.42 to $0.43      $1.06 to $1.21       $1.56 to $1.62
Net Assets (In Thousands).......   $       20,954      $       7,082     $       14,356      $       84,486       $      142,779
Investment Income Ratio to Net
 Assets(2)......................             0.84%              2.40%              0.00%               0.64%                0.00%
Expenses as a Percent of Average
 Net Assets, Lowest to
 Highest(3).....................    1.15% to 2.20%     1.15% to 2.20%     1.15% to 2.20%      1.15% to 2.20%       1.15% to 2.20%
Total Return, Lowest to
 Highest(4).....................        18% to 23%         32% to 40%         16% to 24%          25% to 26%           46% to 48%
2002
Units (In Thousands)............           26,812                987             30,822              63,481               62,270
Unit Fair Value, Lowest to
 Highest(1).....................   $0.64 to $0.66      $        0.81     $0.34 to $0.35      $0.86 to $0.96       $1.06 to $1.09
Net Assets (In Thousands).......   $       17,632      $         798     $       10,651      $       60,050       $       67,539
Investment Income Ratio to Net
 Assets(2)......................             0.17%              0.00%              0.00%               0.86%                0.49%
Expenses as a Percent of Average
 Net Assets, Lowest to
 Highest(3).....................    1.15% to 2.45%     1.35% to 1.40%     1.15% to 2.45%      1.15% to 2.45%       1.15% to 2.45%
Total Return, Lowest to Highest
 (4)............................      -26% to -25%               -19%               -30%                -19%         -23% to -22%
2001
Units (In Thousands)............           31,555                 --             28,544              58,910               25,355
Unit Fair Value, Lowest to
 Highest (1)....................   $0.86 to $0.88                 --     $         0.49      $1.06 to $1.18       $1.38 to $1.40
Net Assets (In Thousands).......   $       27,740                 --     $       14,078      $       68,676       $       35,487
Investment Income Ratio to Net
 Assets(2)......................              1.0%                --                0.0%                3.7%                 0.3%
Expenses as a Percent of Average
 Net Assets, Lowest to
 Highest(3).....................    1.15% to 1.85%                --      1.15% to 1.85%      1.15% to 1.85%       1.15% to 1.85%
Total Return, Lowest to Highest
 (4)............................      -22% to -10%                --        -31% to -14%         -22% to -9%           -2% to 14%

(1) NELICO sells a number of variable annuity products which have unique combinations of features and fees that are charged against the contract owners' contract value. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

(2) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying portfolios, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges or asset-based insurance charges that are assessed against contract owners' contract value either through reductions in unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying portfolio in which the subaccount invests.

(3) These amounts represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense risk charges or asset-based insurance charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to the contract owners' contract value through the redemption of units and expenses of the underlying portfolio are excluded.

(4) These amounts represent the total return for the periods indicated, including changes in the value of the underlying portfolio, and expenses assessed through the reduction of unit values. The total return does not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the Separate Account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

(a)  For the Period January 1, 2004 to April 30, 2004

(b)  For the period May 3, 2004 to December 31, 2004

(c)  Formerly, Janus Mid Cap Subaccount

      FI MID CAP        RUSSELL          METLIFE       FRANKLIN TEMPLETON      NEUBERGER BERMAN      HARRIS OAKMARK
    OPPORTUNITIES      2000 INDEX      STOCK INDEX      SMALL CAP GROWTH    PARTNERS MID CAP VALUE   LARGE CAP VALUE
    SUBACCOUNT(c)      SUBACCOUNT       SUBACCOUNT         SUBACCOUNT             SUBACCOUNT           SUBACCOUNT
    --------------   --------------   --------------   ------------------   ----------------------   ---------------
           16,500            33,537           22,996             28,526                 24,917               43,080
    $1.55 to $1.69   $1.47 to $1.57   $3.27 to $3.81     $0.95 to $0.98         $2.06 to $2.20       $1.25 to $1.34
    $      27,295    $       51,805   $       84,856     $       27,882         $       54,049       $       56,880
             0.43%             0.33%            0.74%              0.00%                  2.42%                0.39%
    1.15% to 2.20%    1.15% to 2.20%   1.15% to 2.20%     1.15% to 2.20%         1.15% to 2.20%       1.15% to 2.20%
        14% to 18%        15% to 16%         8% to 9%          9% to 10%             20% to 21%            9% to 10%
            8,400            24,725           18,668             23,037                 12,944               28,297
    $1.36 to $1.46   $1.28 to $1.35   $3.03 to $3.50     $0.87 to $0.90         $1.72 to $1.81       $1.15 to $1.22
    $      12,047    $       32,968   $       63,223     $       20,527         $       23,208       $       34,052
             0.00%             0.40%            1.31%              0.00%                  0.19%                0.00%
    1.15% to 2.20%    1.15% to 2.20%   1.15% to 2.20%     1.15% to 2.20%         1.15% to 2.20%       1.15% to 2.20%
        25% to 33%        38% to 44%       21% to 26%         37% to 43%             30% to 35%           19% to 24%
            7,213            12,285           11,103             13,799                  6,309                7,146
    $1.04 to $1.10   $0.90 to $0.94   $2.45 to $2.77     $0.62 to $0.63         $1.30 to $1.35       $0.94 to $0.98
    $       7,806    $       11,406   $       29,767     $        8,615         $        8,419       $        6,941
             0.00%             0.52%            1.54%              0.00%                  0.15%                0.55%
    1.15% to 2.45%    1.15% to 2.45%   1.15% to 2.45%     1.15% to 2.45%         1.15% to 2.45%       1.35% to 1.40%
      -31% to -30%              -22%     -24% to -23%       -30% to -29%           -12% to -11%         -18% to -15%
            6,391             5,136            4,014              4,504                  1,361                   --
    $1.50 to $1.57   $1.16 to $1.19   $3.23 to $3.61     $         0.88         $ 1.47 to $1.5                   --
    $       9,896    $        6,037   $       14,055     $        3,961         $        2,042                   --
              0.0%              0.1%             0.7%               0.0%                   0.0%                  --
    1.15% to 1.85%    1.15% to 1.85%   1.15% to 1.85%     1.15% to 1.85%         1.15% to 1.85%                  --
      -40% to -17%        -3% to -1%      -15% to -7%        -12% to -8%             -4% to -3%                  --

     STATE STREET RESEARCH
        LARGE CAP VALUE
          SUBACCOUNT
     ---------------------
                19,190
        $1.16 to $1.19
        $       22,712
                  0.00%
         1.15% to 2.20%
             11% to 12%
                 8,101
        $1.04 to $1.06
        $        8,575
                  1.21%
         1.15% to 2.20%
             28% to 34%
                 2,161
        $         0.79
        $        1,712
                  0.80%
         1.35% to 1.40%
           -23% to -21%
                    --
                    --
                    --
                    --
                    --
                    --

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

6. UNIT VALUES -- (CONTINUED)

The following table is a summary of unit values and units outstanding for the Contracts and the expenses as a percentage of average net assets, excluding expenses for the underlying portfolios, for the four years ended December 31, 2004, 2003, 2002 and 2001, or lesser time period, if applicable.

                                                LEHMAN BROTHERS       MORGAN STANLEY     METLIFE MID CAP    STATE STREET RESEARCH
                                              AGGREGATE BOND INDEX      EAFE INDEX         STOCK INDEX        INVESTMENT TRUST
                                                   SUBACCOUNT           SUBACCOUNT         SUBACCOUNT            SUBACCOUNT
                                              --------------------    ---------------    ---------------    ---------------------
2004
Units (In Thousands)........................             57,321               35,846             29,833                 2,691
Unit Fair Value, Lowest to Highest(1).......     $1.22 to $1.30       $1.06 to $1.13     $1.26 to $1.32        $5.53 to $6.93
Net Assets (In Thousands)...................     $       73,408       $       39,984     $       39,021        $       17,810
Investment Income Ratio to Net Assets(2)....               2.87%                0.53%              0.58%                 0.57%
Expenses as a Percent of Average Net Assets,
 Lowest to Highest(3).......................      1.15% to 2.20%       1.15% to 2.20%     1.15% to 2.20%        1.15% to 2.20%
Total Return, Lowest to Highest(4)..........            2% to 3%           17% to 18%         13% to 14%              8% to 9%
2003
Units (In Thousands)........................             51,282               25,459             23,561                 2,209
Unit Fair Value, Lowest to Highest(1).......     $1.20 to $1.26       $0.91 to $0.96     $1.11 to $1.15        $5.11 to $6.34
Net Assets (In Thousands)...................     $       64,081       $       24,126     $       26,978        $       13,364
Investment Income Ratio to Net Assets(2)....               5.38%                1.10%              0.28%                 0.57%
Expenses as a Percent of Average Net Assets,
 Lowest to Highest(3).......................      1.15% to 2.20%       1.15% to 2.20%     1.15% to 2.20%        1.15% to 2.20%
Total Return, Lowest to Highest(4)..........            0% to 2%           34% to 36%         30% to 33%            21% to 28%
2002
Units (In Thousands)........................             31,759               12,329             12,371                 1,335
Unit Fair Value, Lowest to Highest(1).......     $1.19 to $1.24       $0.68 to $0.71     $0.85 to $0.87        $4.10 to $4.94
Net Assets (In Thousands)...................     $       38,892       $        8,631     $       10,670        $        6,287
Investment Income Ratio to Net Assets(2)....               2.12%                0.32%              0.26%                 0.48%
Expenses as a Percent of Average Net Assets,
 Lowest to Highest(3).......................      1.15% to 2.45%       1.15% to 2.45%     1.15% to 2.45%        1.15% to 2.45%
Total Return, Lowest to Highest(4)..........            8% to 9%                 -18%       -17% to -16%          -28% to -27%
2001
Units (In Thousands)........................             12,364                4,168              4,234                   412
Unit Fair Value, Lowest to Highest(1).......     $1.10 to $1.14       $0.83 to $0.86     $1.02 to $1.03        $5.68 to $6.77
Net Assets (In Thousands)...................     $       13,956       $        3,547     $        4,326        $        2,640
Investment Income Ratio to Net Assets(2)....                0.7%                 0.2%               0.2%                  0.0%
Expenses as a Percent of Average Net Assets,
 Lowest to Highest(3).......................      1.15% to 1.85%       1.15% to 1.85%     1.15% to 1.85%        1.15% to 1.85%
Total Return, Lowest to Highest(4)..........            3% to 5%         -23% to -10%         -2% to -1%           -12% to -9%

(1) NELICO sells a number of variable annuity products which have unique combinations of features and fees that are charged against the contract owners' contract value. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

(2) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying portfolios, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges or asset-based insurance charges that are assessed against contract owners' contract value either through reductions in unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying portfolio in which the subaccount invests.

(3) These amounts represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense risk charges or asset-based insurance charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to the contract owners' contract value through the redemption of units and expenses of the underlying portfolio are excluded.

(4) These amounts represent the total return for the periods indicated, including changes in the value of the underlying portfolio, and expenses assessed through the reduction of unit values. The total return does not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the Separate Account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

(a)  For the Period January 1, 2004 to April 30, 2004

(b)  For the period May 3, 2004 to December 31, 2004

(c)  Formerly, Janus Mid Cap Subaccount

     T. ROWE PRICE      T. ROWE PRICE      SCUDDER GLOBAL    STATE STREET RESEARCH   STATE STREET RESEARCH    MFS RESEARCH
    LARGE CAP GROWTH   SMALL CAP GROWTH        EQUITY          AGGRESSIVE GROWTH          DIVERSIFIED         INTERNATIONAL
     SUBACCOUNT (B)     SUBACCOUNT(B)      SUBACCOUNT(B)         SUBACCOUNT(B)           SUBACCOUNT(B)         SUBACCOUNT
    ----------------   ----------------   ----------------   ---------------------   ---------------------   ---------------
              4,693                640                  48                    24                     62              28,192
     $1.15 to $1.23     $1.24 to $1.35    $13.82 to $15.00     $ 33.95 to $38.80       $32.88 to $39.92      $1.08 to $1.14
     $        5,702     $          846    $            700     $             901       $          2,385      $       31,972
               0.00%              0.00%               0.00%                 0.00%                  0.00%               0.27%
      1.15% to 2.20%     1.15% to 2.20%      1.15% to 2.20%        1.15% to 2.20%         1.15% to 2.20%      1.15% to 2.20%
            8% to 9%           6% to 7%          15% to 16%            10% to 11%               7% to 8%          17% to 18%
                 --                 --                  --                    --                     --              20,694
                 --                 --                  --                    --                     --      $0.93 to $0.97
     $           --     $           --    $             --     $              --       $             --      $       19,896
                 --                 --                  --                    --                     --                0.77%
                 --                 --                  --                    --                     --       1.15% to 2.20%
                 --                 --                  --                    --                     --           29% to 31%
                 --                 --                  --                    --                     --               9,959
                 --                 --                  --                    --                     --      $0.73 to $0.74
     $           --     $           --    $             --     $              --       $             --      $        7,348
                 --                 --                  --                    --                     --                0.19%
                 --                 --                  --                    --                     --       1.15% to 2.45%
                 --                 --                  --                    --                     --         -14% to -13%
                 --                 --                  --                    --                     --               1,919
                 --                 --                  --                    --                     --      $0.84 to $0.85
     $           --     $           --    $             --     $              --       $             --      $        1,659
                 --                 --                  --                    --                     --                 0.0%
                 --                 --                  --                    --                     --       1.40% to 2.10%
                 --                 --                  --                    --                     --         -13% to -11%

      T. ROWE PRICE
     MID-CAP GROWTH
       SUBACCOUNT
     ---------------
             54,970
     $0.69 to $0.72
     $       39,189
               0.00%
      1.15% to 2.20%
          15% to 16%
             30,181
     $0.60 to $0.62
     $       18,501
               0.00%
      1.15% to 2.20%
          28% to 35%
             13,146
     $0.45 to $0.46
     $        5,979
               0.76%
      1.15% to 2.45%
                -45%
              3,695
     $0.82 to $0.83
     $        3,069
                0.0%
      1.15% to 1.85%
        -16% to -11%

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

6. UNIT VALUES -- (CONTINUED)

The following table is a summary of unit values and units outstanding for the Contracts and the expenses as a percentage of average net assets, excluding expenses for the underlying portfolios, for the four years ended December 31, 2004, 2003, 2002 and 2001, or lesser time period, if applicable.

                                                          PIMCO              PIMCO           LORD ABBETT            MET/AIM
                                                       TOTAL RETURN     PEA INNOVATION     BOND DEBENTURE     MID CAP CORE EQUITY
                                                        SUBACCOUNT        SUBACCOUNT         SUBACCOUNT           SUBACCOUNT
                                                      --------------    ---------------    ---------------    -------------------
2004
Units (In Thousands)................................         182,735            35,119             43,720               15,605
Unit Fair Value, Lowest to Highest(1)...............  $1.17 to $1.22    $0.42 to $0.44     $1.59 to $1.72       $1.32 to $1.37
Net Assets (In Thousands)...........................  $      221,330    $       15,289     $       73,819       $       21,209
Investment Income Ratio to Net Assets(2)............            7.02%             0.08%              3.80%                0.00%
Expenses as a Percent of Average Net Assets, Lowest
 to Highest(3)......................................   1.15% to 2.20%    1.15% to 2.20%     1.15% to 2.20%       1.15% to 2.20%
Total Return, Lowest to Highest(4)..................         3% to 4%        -6% to -5%           6% to 7%           12% to 13%
2003
Units (In Thousands)................................         150,686            26,679             30,138                9,721
Unit Fair Value, Lowest to Highest(1)...............  $1.14 to $1.18    $0.45 to $0.46     $1.50 to $1.61       $1.18 to $1.21
Net Assets (In Thousands)...........................  $      176,163    $       12,292     $       47,626       $       11,707
Investment Income Ratio to Net Assets(2)............            2.47%             0.00%              2.38%                1.35%
Expenses as a Percent of Average Net Assets, Lowest
 to Highest(3)......................................   1.15% to 2.20%    1.15% to 2.20%     1.15% to 2.20%       1.15% to 2.20%
Total Return, Lowest to Highest (4).................         0% to 3%        38% to 56%          9% to 18%           23% to 25%
2002
Units (In Thousands)................................          85,503             9,468             10,930                2,044
Unit Fair Value, Lowest to Highest (1)..............  $1.12 to $1.14    $0.29 to $0.30     $1.28 to $1.37       $0.96 to $0.97
Net Assets (In Thousands)...........................  $       97,131    $        2,804     $       14,700       $        1,976
Investment Income Ratio to Net Assets(2)............            0.00%             0.00%              5.94%                0.15%
Expenses as a Percent of Average Net Assets, Lowest
 to Highest(3)......................................   1.15% to 2.45%    1.15% to 2.45%     1.15% to 2.45%       1.35% to 1.40%
Total Return, Lowest to Highest (4).................         7% to 8%      -52% to -51%          -3% to 2%         -16% to -12%
2001
Units (In Thousands)................................          15,505             3,963              2,365                   --
Unit Fair Value, Lowest to Highest (1)..............  $         1.07    $         0.61     $1.32 to $1.39                   --
Net Assets (In Thousands)...........................  $       16,337    $        2,414     $        3,236                   --
Investment Income Ratio to Net Assets(2)............             1.6%              0.0%               2.0%                  --
Expenses as a Percent of Average Net Assets, Lowest
 to Highest(3)......................................   1.15% to 1.85%    1.15% to 1.85%     1.15% to 1.85%                  --
Total Return, Lowest to Highest (4).................         6% to 7%      -26% to -19%          -1% to 1%                  --

(1) NELICO sells a number of variable annuity products which have unique combinations of features and fees that are charged against the contract owners' contract value. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.

(2) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying portfolios, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges or asset-based insurance charges that are assessed against contract owners' contract value either through reductions in unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying portfolio in which the subaccount invests.

(3) These amounts represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense risk charges or asset-based insurance charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to the contract owners' contract value through the redemption of units and expenses of the underlying portfolio are excluded.

(4) These amounts represent the total return for the periods indicated, including changes in the value of the underlying portfolio, and expenses assessed through the reduction of unit values. The total return does not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the Separate Account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period.

(a)  For the Period January 1, 2004 to April 30, 2004

(b)  For the period May 3, 2004 to December 31, 2004

(c)  Formerly, Janus Mid Cap Subaccount

        MET/AIM        HARRIS OAKMARK    JANUS AGGRESSIVE    NEUBERGER BERMAN     AMERICAN FUNDS     AMERICAN FUNDS
    SMALL CAP GROWTH    INTERNATIONAL         GROWTH            REAL ESTATE           GROWTH          GROWTH-INCOME
       SUBACCOUNT        SUBACCOUNT         SUBACCOUNT         SUBACCOUNT(b)        SUBACCOUNT         SUBACCOUNT
    ----------------   ---------------   -----------------   -----------------   -----------------   ---------------
              9,147            37,453             15,257                1,303              25,525            28,521
     $1.19 to $1.23    $1.36 to $1.41     $0.70 to $0.73     $12.76 to $12.86    $10.28 to $12.80    $7.85 to $9.77
     $       11,152    $       52,523     $       11,042     $         16,723    $        312,820    $      266,272
               0.00%             0.01%              0.00%                7.28%               0.19%             0.97%
      1.15% to 2.20%    1.15% to 2.20%     1.15% to 2.20%       1.15% to 2.20%      1.40% to 2.45%    1.40% to 2.45%
            4% to 5%        17% to 21%           6% to 7%           28% to 29%          10% to 11%          8% to 9%
              6,954            13,499             14,238                   --              17,878            20,819
     $1.14 to $1.17    $1.15 to $1.18     $0.66 to $0.68                   --    $ 9.36 to $11.54    $7.29 to $8.98
     $        8,077    $       15,911     $        9,639     $             --    $        197,730    $      178,810
               0.00%             1.98%              0.00%                  --                0.13%             1.22%
      1.15% to 2.20%    1.15% to 2.20%     1.15% to 2.20%                  --       1.40% to 2.45%    1.40% to 2.45%
          33% to 37%        32% to 35%         21% to 28%                  --           24% to 35%        24% to 31%
              2,251               828              9,888                   --               8,788            10,667
     $0.84 to $0.85    $0.88 to $0.89     $0.52 to $0.53                   --    $  7.28 to $8.39    $5.75 to $6.88
     $        1,908    $          732     $        5,226     $             --    $         72,031    $       70,206
               0.00%             0.26%              0.00%                  --                0.05%             1.50%
      1.35% to 1.40%    1.35% to 1.40%     1.15% to 2.45%                  --       1.15% to 2.45%    1.15% to 2.45%
        -29% to -24%      -19% to -16%               -32%                  --                 -26%      -20% to -19%
                 --                --              3,620                   --               2,134             2,993
                 --                --     $0.77 to $0.78                   --    $ 9.67 to $11.48    $7.20 to $8.54
                 --                --     $        2,804     $             --    $         23,354    $       24,355
                 --                --                0.0%                  --                 5.6%              2.5%
                 --                --      1.15% to 1.85%                  --       1.40% to 2.10%    1.40% to 2.10%
                 --                --        -23% to -18%                  --         -15% to -11%        -4% to -3%

           AMERICAN FUNDS
     GLOBAL SMALL CAPITALIZATION
             SUBACCOUNT
     ---------------------------
                   33,865
           $1.82 to $1.95
           $       65,211
                     0.00%
            1.40% to 2.45%
                18% to 19%
                   20,950
           $1.54 to $1.64
           $       33,905
                     0.50%
            1.40% to 2.45%
                46% to 51%
                   11,246
           $1.03 to $1.08
           $       12,042
                     0.77%
            1.15% to 2.45%
              -21% to -20%
                    2,562
           $1.31 to $1.35
           $        3,437
                      0.9%
            1.15% to 1.85%
                -9% to -8%

NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT OF
NEW ENGLAND LIFE INSURANCE COMPANY
 NOTES TO FINANCIAL STATEMENTS -- (CONCLUDED)

7. PORTFOLIO MERGERS, CHANGE OF PORTFOLIO NAME AND SHARE SUBSTITUTIONS

Effective May 3, 2004, the FI Mid Cap Opportunities Portfolio, the MFS Research Managers Portfolio and the Balanced Portfolio of the Metropolitan Fund merged with the Janus Mid Cap Portfolio, the MFS Investors Trust Portfolio and the MFS Total Return Portfolio of the Metropolitan Fund, respectively. The Janus Mid Cap Portfolio subsequently changed its name to the FI Mid Cap Opportunities Portfolio.

Effective May 3, 2004, the FI Structured Equity Portfolio and the PIMCO Innovation Portfolio changed their names to the FI Value Leaders Portfolio and the PIMCO PEA Innovation Portfolio, respectively.

Effective May 3, 2004, the Alger Equity Growth Subaccount substituted all of its shares in the Alger Equity Growth Portfolio of the Metropolitan Fund for shares in the State Street Research Large Cap Growth Portfolio of the Metropolitan Fund and changed its name to the State Street Research Large Cap Subaccount.

Effective January 1, 2003, the MFS Mid Cap Growth Portfolio changed subadvisers from Massachusetts Financial Services to T. Rowe Price Associates Inc. and changed its name to the T. Rowe Price Mid-Cap Growth Portfolio. The State Street Research Concentrated International Portfolio changed sub-advisers from State Street Research & Management Company to Harris Associates L.P. and changed its name to the Harris Oakmark International Portfolio.

Effective April 28, 2003, the Janus Growth Portfolio of the Metropolitan Fund merged into the Janus Aggressive Growth Portfolio of the Met Investors Fund.

Effective May 1, 2003, the Putnam Large Cap Growth Portfolio changed its name to the Met/Putnam Voyager Portfolio and all series of the New England Zenith Fund became newly organized portfolios of the Metropolitan Fund. The reorganization had no effect on the investment objectives, policies or advisory fees of any series, nor was there any change in investment adviser or subadviser.

Effective December 16, 2003, the Putnam International Stock Portfolio of the Metropolitan Fund changed its name to the FI International Stock Portfolio and Fidelity Management & Research Company replaced Putnam International Investment Management, LLC as subadviser.

8. SUBSEQUENT EVENT

On August 25, 2004, Metropolitan Life entered into an agreement to sell its wholly owned subsidiary, SSRM Holdings Inc. ("SSRM") and its subsidiaries State Street Research & Management Company and SSR Realty Advisors Inc. to BlackRock Inc. Effective January 31, 2005, BlackRock Advisors, Inc. replaced State Street Research & Management Company as subadvisor to all portfolios, series or funds previously managed by State Street Research & Management Company.

                       NEW ENGLAND LIFE INSURANCE COMPANY
                                AND SUBSIDIARIES

                       Consolidated Financial Statements
              for the Years Ended December 31, 2004, 2003 and 2002
                        and Independent Auditors' Report

NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES
 INDEPENDENT AUDITORS' REPORT

To the Board of Directors and Stockholder of New England Life Insurance Company

We have audited the accompanying consolidated balance sheets of New England Life Insurance Company and subsidiaries (the "Company") as of December 31, 2004 and 2003, and the related consolidated statements of income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 2004. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards as established by the Auditing Standards Board (United States) and in accordance with the auditing standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the consolidated financial position of New England Life Insurance Company and subsidiaries at December 31, 2004 and 2003, and the consolidated results of their operations and their consolidated cash flows for each of the three years in the period ended December 31, 2004 in conformity with accounting principles generally accepted in the United States of America.

As discussed in Note 1, the Company changed its method of accounting for certain non-traditional long duration contracts and separate accounts in certain insurance products and goodwill as required by new accounting guidance which became effective on January 1, 2004 and January 1, 2002, respectively, and recorded the impact as cumulative effect of changes in accounting principles. In addition, the Company changed its method of accounting for mandatorily redeemable preferred stock as required by new accounting guidance which was adopted as of January 1, 2004.

DELOITTE & TOUCHE LLP

Certified Public Accountants
Tampa, Florida
April 18, 2005

NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES
 CONSOLIDATED BALANCE SHEETS

DECEMBER 31, 2004 AND 2003
(DOLLARS IN MILLIONS, EXCEPT SHARE AND PER SHARE DATA)

                                                               2004       2003
                                                              -------    -------
ASSETS
Investments:
  Fixed maturities available-for-sale, at fair value
    (amortized cost: $814 and $667, respectively)...........  $   846    $   702
  Equity securities, at fair value (cost: $1 and $23,
    respectively)...........................................        1         35
  Mortgage loans on real estate.............................        9          9
  Policy loans..............................................      308        279
  Other limited partnership interests.......................       16         17
  Short-term investments....................................       30         25
  Other invested assets.....................................        1          1
                                                              -------    -------
      Total investments.....................................    1,211      1,068
Cash and cash equivalents...................................       --         33
Accrued investment income...................................       18         18
Premiums and other receivables..............................      187        212
Deferred policy acquisition costs...........................    1,254      1,241
Current income taxes receivable.............................       11          4
Other assets................................................       62         54
Separate account assets.....................................    8,707      7,566
                                                              -------    -------
      TOTAL ASSETS..........................................  $11,450    $10,196
                                                              =======    =======
LIABILITIES AND STOCKHOLDER'S EQUITY
LIABILITIES:
  Future policy benefits....................................  $   419    $   389
  Policyholder account balances.............................      906        854
  Other policyholder funds..................................      341        308
  Policyholder dividends payable............................        3          3
  Shares subject to mandatory redemption....................      100         --
  Deferred income taxes payable.............................       43         46
  Other liabilities.........................................      107        146
  Separate account liabilities..............................    8,707      7,566
                                                              -------    -------
      TOTAL LIABILITIES.....................................   10,626      9,312
                                                              -------    -------
STOCKHOLDER'S EQUITY:
Preferred stock, no par value; 1,000,000 shares authorized;
  100,000 issued and outstanding at December 31, 2004 and
  2003......................................................       --         --
Common stock, par value $125 per share, 50,000 shares
  authorized; 20,000 shares issued and outstanding at
  December 31, 2004 and 2003................................        3          3
Additional paid-in capital..................................      458        558
Retained earnings...........................................      349        299
Accumulated other comprehensive income......................       14         24
                                                              -------    -------
      TOTAL STOCKHOLDER'S EQUITY............................      824        884
                                                              -------    -------
      TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY............  $11,450    $10,196
                                                              =======    =======

          See accompanying notes to consolidated financial statements.

NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES
 CONSOLIDATED STATEMENTS OF INCOME

FOR THE YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
(DOLLARS IN MILLIONS)

                                                              2004    2003    2002
                                                              ----    ----    ----
REVENUES
Premiums....................................................  $ 77    $ 88    $ 91
Universal life and investment-type product policy fees......   468     462     407
Net investment income.......................................    55      53      36
Other revenues..............................................    89     142     190
Net investment gains (losses)...............................    15       4     (11)
                                                              ----    ----    ----
        TOTAL REVENUES......................................   704     749     713
                                                              ----    ----    ----
EXPENSES
Policyholder benefits and claims............................   130     127     131
Interest credited to policyholder account balances..........    34      33      30
Policyholder dividends......................................     6       5       5
Other expenses..............................................   473     549     520
                                                              ----    ----    ----
        TOTAL EXPENSES......................................   643     714     686
                                                              ----    ----    ----
Income before provision for income taxes....................    61      35      27
Provision for income taxes..................................    19       6       7
                                                              ----    ----    ----
Income before cumulative effect of a change in accounting...    42      29      20
Cumulative effect of a change in accounting, net of income
  taxes.....................................................     8      --     (15)
                                                              ----    ----    ----
NET INCOME..................................................  $ 50    $ 29    $  5
                                                              ====    ====    ====

          See accompanying notes to consolidated financial statements.

NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES
 CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY

FOR THE YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
(DOLLARS IN MILLIONS)

                                                                                       ACCUMULATED
                                                              ADDITIONAL                  OTHER
                                                     COMMON    PAID-IN     RETAINED   COMPREHENSIVE
                                                     STOCK     CAPITAL     EARNINGS   INCOME (LOSS)   TOTAL
                                                     ------   ----------   --------   -------------   -----
BALANCE AT JANUARY 1, 2002.........................    $3       $ 647        $273         $  4        $ 927
  Dividends on preferred stock.....................                            (5)                       (5)
  Comprehensive income (loss):
    Net income.....................................                             5                         5
  Other comprehensive income (loss):
    Unrealized investment gains (losses), net of
      related offsets, reclassification adjustments
      and income taxes.............................                                         20           20
                                                                                                      -----
  Comprehensive income (loss)......................                                                      25
                                                       --       -----        ----         ----        -----
BALANCE AT DECEMBER 31, 2002.......................     3         647         273           24          947
  Dividends on preferred stock.....................                            (3)                       (3)
  Redemption of preferred stock....................              (100)                                 (100)
  Sale of subsidiary to affiliate..................                11                                    11
  Comprehensive income (loss):
    Net income.....................................                            29                        29
                                                                                                      -----
  Comprehensive income (loss)......................                                                      29
                                                       --       -----        ----         ----        -----
BALANCE AT DECEMBER 31, 2003.......................     3         558         299           24          884
  Change in accounting principle (Note 1)..........              (100)                                 (100)
  Comprehensive income (loss):
    Net income.....................................                            50                        50
    Other comprehensive income (loss):
      Unrealized investment gains (losses), net of
        related offsets, reclassification
        adjustments and income taxes...............                                        (10)         (10)
                                                                                                      -----
  Comprehensive income (loss)......................                                                      40
                                                       --       -----        ----         ----        -----
BALANCE AT DECEMBER 31, 2004.......................    $3       $ 458        $349         $ 14        $ 824
                                                       ==       =====        ====         ====        =====

          See accompanying notes to consolidated financial statements.

NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES
 CONSOLIDATED STATEMENTS OF CASH FLOWS

FOR THE YEARS ENDED DECEMBER 31, 2004, 2003 AND 2002
(DOLLARS IN MILLIONS)

                                                               2004      2003      2002
                                                              -------   -------   -------
CASH FLOWS FROM OPERATING ACTIVITIES
Net Income..................................................  $    50   $    29   $     5
  Adjustments to reconcile net income to net cash used in
    operating activities:
    Depreciation and amortization expenses..................        8         7         6
    Amortization of premiums and accretion of discounts
     associated with investments, net.......................        4         5         1
    (Gains) losses from sales of investments and businesses,
     net....................................................      (15)       (4)       11
    Change in undistributed income of other limited
     partnership interest...................................       (1)       (2)        4
    Interest credited to other policyholder account
     balances...............................................       34        33        30
    Universal life and investment-type product policy
     fees...................................................     (468)     (462)     (407)
    Change in accrued investment income.....................       (1)       (1)        2
    Change in premiums and other receivables................       26       (36)       (1)
    Change in deferred policy acquisition costs, net........      (12)      (15)      (66)
    Change in insurance-related liabilities.................       43        48        79
    Change in income taxes payable..........................       (4)      (32)       (4)
    Change in other assets..................................      195       173        86
    Change in other liabilities.............................      (42)     (100)      104
                                                              -------   -------   -------
Net cash used in operating activities.......................     (183)     (357)     (150)
                                                              -------   -------   -------
CASH FLOWS FROM INVESTING ACTIVITIES
  Sales, maturities and repayments of:
    Fixed maturities........................................      210       195       176
    Equity securities.......................................       55        32        14
    Other limited partnership interests.....................        1         1         2
  Purchases of:
    Fixed maturities........................................     (392)     (194)     (550)
    Equity securities.......................................      (19)      (18)       --
    Mortgage loans on real estate...........................       --        (9)       --
    Other limited partnership interests.....................       --        --        (2)
  Net change in short-term investments......................       (5)       20       (53)
  Net change in policy loans................................      (29)       (9)       (8)
  Sale of subsidiary to affiliate...........................       18        11        --
  Net change in other invested assets.......................       --        --       (11)
  Other, net................................................       (2)       (1)       37
                                                              -------   -------   -------
Net cash (used in) provided by investing activities.........     (163)       28      (395)
                                                              -------   -------   -------
CASH FLOWS FROM FINANCING ACTIVITIES
  Policyholder account balances:
    Deposits................................................    1,352     1,535     1,534
    Withdrawals.............................................   (1,039)   (1,157)   (1,107)
  Redemption of preferred stock.............................       --      (100)       --
  Dividends on preferred stock..............................       --        (3)       (5)
                                                              -------   -------   -------
Net cash provided by financing activities...................      313       275       422
                                                              -------   -------   -------
Change in cash and cash equivalents.........................      (33)      (54)     (123)
Cash and cash equivalents, beginning of year................       33        87       210
                                                              -------   -------   -------
CASH AND CASH EQUIVALENTS, END OF YEAR......................       --        33        87
                                                              =======   =======   =======
Supplemental disclosures of cash flow information:
  Net cash paid during the year:
    Interest................................................  $     2   $    --   $    --
                                                              =======   =======   =======
    Income taxes............................................  $    21   $    38   $     5
                                                              =======   =======   =======

          See accompanying notes to consolidated financial statements.

NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES
 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

BUSINESS

New England Life Insurance Company ("NELICO") and its subsidiaries (the "Company") is a wholly owned stock life insurance subsidiary of Metropolitan Life Insurance Company ("Metropolitan Life"), which is a wholly owned subsidiary of MetLife, Inc. ("MetLife"). The Company was formerly, a wholly owned subsidiary of Met New England Holdings, Inc. ("MNEHP"), which was dissolved into Metropolitan Life, its parent, on April 12, 2003. The Company is headquartered in Boston, Massachusetts as a Massachusetts chartered company. The Company principally provides variable life insurance and variable annuity contracts through a network of general agencies and independent brokers located throughout the United States. The Company also provides participating and non-participating traditional life insurance, pension products, as well as, group life, medical, and disability coverage.

The principal insurance subsidiaries of NELICO included New England Pension and Annuity Company ("NEPA") which was sold to Metropolitan Tower Life Insurance Company ("MTL") in 2004; Newbury Insurance Company, Limited ("Newbury") which was sold to MetLife in 2004; and New England Financial Distributors LLC ("NEFD") which was dissolved in 2004. These subsidiaries are included in the accompanying consolidated financial statements until their respective dates of sale or dissolution. See Note 11.

NELICO owns 100% of the outstanding common stock of New England Securities Corporation ("NES"). NELICO also owns a majority interest in MetLife Advisors LLC ("Advisors").

N.L. Holding Corporation ("NLHC") and Nathan and Lewis Associates, Inc. ("NLA") which were sold to MetLife in 2003; Nathan and Lewis Securities ("NLS") which was merged into Walnut Street Securities ("WSS"), a wholly owned subsidiary of MetLife, in 2003; New England Life Holdings, Inc. ("NELHC") which was dissolved in 2003, and are included in the accompanying consolidated financial statements until the date of transaction. See Note 11.

BASIS OF PRESENTATION

The accompanying consolidated financial statements include the accounts of (i) the Company; (ii) partnerships and joint ventures in which the Company has control; (iii) variable interest entities ("VIEs") for which the Company is deemed to be the primary beneficiary, and (iv) majority owned subsidiaries. Intercompany accounts and transactions have been eliminated.

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to adopt accounting policies and make estimates and assumptions that affect amounts reported in the consolidated financial statements. The most significant estimates include those used in determining: (i) investment impairments; (ii) the fair value of investments in the absence of quoted market values; (iii) application of the consolidation rules to certain investments; (iv) the fair value of and accounting for derivatives; (v) the capitalization and amortization of deferred policy acquisition costs ("DAC"); (vi) the liability for future policyholder benefits; (vii) the liability for litigation and regulatory matters; and (viii) accounting for reinsurance transactions and employee benefit plans. In applying these policies, management makes subjective and complex judgments that frequently require estimates about matters that are inherently uncertain. Many of these policies, estimates and related judgments are common in the insurance and financial services industries; others are specific to the Company's businesses and operations. Actual results could differ from those estimates.

The Company uses the equity method of accounting for investments in equity securities in which it has more than a 20% interest and for real estate joint ventures and other limited partnership interests in which it has more than a minor equity interest or more than minor influence over the partnership's operations, but does not have a controlling interest and is not the primary beneficiary. The Company uses the cost method of accounting for real estate joint ventures and other limited partnership interests in which it has a minor equity investment and virtually no influence over the partnership's operations.

The Company recognized minority interest expense for the portion of the net income of Advisors not attributable to the Company's ownership of $45 million, $32 million, and $25 million for the years ended December 31, 2004, 2003

NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES
 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)

and 2002, respectively. Minority interest in the stockholder's equity of the Company was less than $1 million as of December 31, 2004 and 2003, respectively.

Certain amounts in the prior years' consolidated financial statements have been reclassified to conform with the 2004 presentation.

INVESTMENTS

The Company's principal investments are in fixed maturities and mortgage loans, which are exposed to three primary sources of investment risk: credit, interest rate and market valuation. The financial statement risks are those associated with the recognition of impairments and income, as well as the determination of fair values. The assessment of whether impairments have occurred is based on management's case-by-case evaluation of the underlying reasons for the decline in fair value. Management considers a wide range of factors about the security issuer and uses its best judgment in evaluating the cause of the decline in the estimated fair value of the security and in assessing the prospects for near-term recovery. Inherent in management's evaluation of the security are assumptions and estimates about the operations of the issuer and its future earnings potential. Considerations used by the Company in the impairment evaluation process include, but are not limited to: (i) the length of time and the extent to which the market value has been below amortized cost; (ii) the potential for impairments of securities when the issuer is experiencing significant financial difficulties; (iii) the potential for impairments in an entire industry sector or sub-sector; (iv) the potential for impairments in certain economically depressed geographic locations; (v) the potential for impairments of securities where the issuer, series of issuers or industry has suffered a catastrophic type of loss or has exhausted natural resources; and
(vi) other subjective factors, including concentrations and information obtained from regulators and rating agencies. In addition, the earnings on certain investments are dependent upon market conditions, which could result in prepayments and changes in amounts to be earned due to changing interest rates or equity markets. The determination of fair values in the absence of quoted market values is based on: (i) valuation methodologies; (ii) securities the Company deems to be comparable; and (iii) assumptions deemed appropriate given the circumstances. The use of different methodologies and assumptions may have a material effect on the estimated fair value amounts.

The Company's fixed maturity and equity securities are classified as available-for-sale and are reported at their estimated fair value. Unrealized investment gains and losses on securities are recorded as a separate component of other comprehensive income or loss, net of policyholder related amounts and deferred income taxes. The cost of fixed maturity and equity securities is adjusted for impairments in value deemed to be other-than- temporary. These adjustments are recorded as investment losses. Investment gains and losses on sales of securities are determined on a specific identification basis. All security transactions are recorded on a trade date basis.

Mortgage loans on real estate are stated at amortized cost, net of valuation allowances. Valuation allowances are established for the excess carrying value of the mortgage loan over its estimated fair value when it is probable that, based upon current information and events, the Company will be unable to collect all amounts due under the contractual terms of the loan agreement. Such valuation allowances are based upon the present value of expected future cash flows discounted at the loan's original effective interest rate or the collateral value if the loan is collateral dependent. The Company also establishes allowances for loan loss when a loss contingency exists for pools of loans with similar characteristics based on property types and loan to value risk factors. A loss contingency exists when the likelihood that a future event will occur is probable based on past events. Changes in valuation allowances are included in net investment gains and losses. Interest income earned on impaired loans is accrued on the principal amount of the loan based on the loan's contractual interest rate. However, interest ceases to be accrued for loans on which interest is generally more than 60 days past due and/or where the collection of interest is not considered probable. Cash receipts on impaired loans are recorded as a reduction of the recorded investment.

Policy loans are stated at unpaid principal balances.

Short-term investments are stated at amortized cost, which approximates fair value.

NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES
 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)

VARIABLE INTEREST ENTITIES

During 2003, the Financial Accounting Standards Board ("FASB") Interpretation No. ("FIN") 46 Consolidation of Variable Interest Entities - An Interpretation of ARB No. 51 ("FIN 46") and its December 2003 revision ("FIN 46(r)") established new accounting guidance relating to the consolidation of variable interest entities ("VIEs"). The Company is required to consolidate any VIE for which it is determined that the Company is the primary beneficiary. The adoption of FIN 46 and FIN 46(r) did not have a material impact on the Company's consolidated financial statements.

DERIVATIVE FINANCIAL INSTRUMENTS

The Company enters into freestanding derivative transactions primarily to manage the risk associated with variability in cash flows or changes in fair values related to the Company's financial assets and liabilities. The Company also uses derivative instruments to hedge its currency exposure associated with net investments in certain foreign operations. The Company also purchases investment securities, issues certain insurance policies and engages in certain reinsurance contracts that have embedded derivatives. The associated financial statement risk is the volatility in net income which can result from (i) changes in fair value of derivatives not qualifying as accounting hedges; (ii) ineffectiveness of designated hedges; and (iii) counterparty default. In addition, there is a risk that embedded derivatives requiring bifurcation are not identified and reported at fair value in the consolidated financial statements. Accounting for derivatives is complex, as evidenced by significant authoritative interpretations of the primary accounting standards which continue to evolve, as well as the significant judgments and estimates involved in determining fair value in the absence of quoted market values. These estimates are based on valuation methodologies and assumptions deemed appropriate in the circumstances. Such assumptions include estimated volatility and interest rates used in the determination of fair value where quoted market values are not available. The use of different assumptions may have a material effect on the estimated fair value amounts.

Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, or other financial indices. Derivatives may be exchange traded or contracted in the over-the-counter market. The Company uses a variety of derivatives, including swaps, forwards, futures and option contracts, to manage its various risks. Additionally, the Company enters into income generation and replication derivatives as permitted by its insurance subsidiaries' Derivatives Use Plans approved by the applicable state insurance departments. Freestanding derivatives are carried on the Company's consolidated balance sheet either as assets within Other invested assets or as liabilities within Other liabilities at fair value as determined by quoted market prices or through the use of pricing models. Values can be affected by changes in interest rates, foreign exchange rates, financial indices, credit spreads, market volatility, and liquidity. Values can also be affected by changes in estimates and assumptions used in pricing models. If a derivative does not qualify for hedge accounting pursuant to Statement of Financial Accounting Standards ("SFAS") No. 133, Accounting for Derivative Instruments and Hedging Activities ("SFAS 133"), as amended, changes in the fair value of the derivative are reported in Net investment gains (losses).

To qualify for hedge accounting, at the inception of the hedging relationship, the Company formally documents its risk management objective and strategy for undertaking the hedging transaction, as well as its designation of the hedge as either (i) a hedge of the fair value of a recognized asset or liability or an unrecognized firm commitment ("fair value hedge"); (ii) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability ("cash flow hedge"); or (iii) a hedge of a net investment in a foreign operation. In this documentation, the Company sets forth how the hedging instrument is expected to hedge the risks related to the hedged item and sets forth the method that will be used to retrospectively and prospectively assess the hedging instrument's effectiveness and the method which will be used to measure ineffectiveness. A derivative designated as a hedging instrument must be highly effective in offsetting the designated risk of the hedged item. Hedge effectiveness is formally assessed at inception and throughout the life of the hedging relationship. The ineffective portion of the changes in fair value of the hedging instrument is recorded in Net investment gains (losses).

Under a fair value hedge, changes in the fair value of the derivative, along with changes in the fair value of the hedged item related to the risk being hedged, are reported in Net investment gains (losses). There were no fair value hedges at December 31, 2004, 2003, and 2002.

NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES
 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)

In a cash flow hedge, changes in the fair value of the derivative are recorded in Other comprehensive income (loss), a separate component of shareholders' equity, and the deferred gains or losses on the derivative are reclassified into the income statement when the Company's earnings are affected by the variability in cash flows of the hedged item.

In a hedge of a net investment in a foreign operation, changes in the fair value of the derivative are recorded in Other comprehensive income (loss). There were no hedges of net investments in foreign operations at December 31, 2004, 2003, and 2002.

The Company discontinues hedge accounting prospectively when: (i) it is determined that the derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item; (ii) the derivative expires or is sold, terminated, or exercised; (iii) it is no longer probable that the forecasted transaction will occur; (iv) a hedged firm commitment no longer meets the definition of a firm commitment; or (v) the derivative is de-designated as a hedging instrument.

When hedge accounting is discontinued because it is determined that the derivative is not highly effective in offsetting changes in the fair value or cash flows of a hedged item, the derivative continues to be carried on the balance sheet at its fair value, with changes in fair value recognized currently in Net investment gains (losses). The carrying value of the hedged recognized asset or liability under a fair value hedge is no longer adjusted for changes in its fair value due to hedged risk, and the cumulative adjustment to its carrying value is amortized into income over the remaining life of the hedged item. The changes in fair value of derivatives recorded in Other comprehensive income
(loss) related to discontinued cash flow hedges are amortized into income over the remaining life of the hedging instruments.

When hedge accounting is discontinued because it is probable that the forecasted transactions will not occur by the end of the specified time period or the hedged item no longer meets the definition of a firm commitment, the derivative continues to be carried on the balance sheet at its fair value, with changes in fair value recognized currently in Net investment gains (losses). Any asset or liability associated with a recognized firm commitment is derecognized from the consolidated balance sheet, and recorded currently in Net investment gains (losses). Deferred gains and losses of a derivative recorded in Other comprehensive income (loss) pursuant to the cash flow hedge of a forecasted transaction are recognized immediately in Net investment gains (losses).

In all other situations in which hedge accounting is discontinued, the derivative is carried at its fair value on the consolidated balance sheet, with changes in its fair value recognized in the current period as Net investment gains (losses).

The Company is also a party to financial instruments in which a derivative is "embedded." For each financial instrument in which a derivative is embedded, the Company assesses whether the economic characteristics of the embedded derivative are clearly and closely related to those of the host contract, and determines whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative, as defined in SFAS 133. If it is determined that the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and that a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is separated from the host contract and accounted for as a freestanding derivative. Such embedded derivatives are carried on the consolidated balance sheet at fair value with the host contract and changes in their fair value are reported currently in Net investment gains (losses). If the Company is unable to properly identify and measure an embedded derivative for separation from its host contract, the entire contract is carried on the consolidated balance sheet at fair value, with changes in fair value recognized in the current period in Net investment gains (losses). There were no embedded derivatives at December 31, 2004, 2003, and 2002.

CASH AND CASH EQUIVALENTS

The Company considers all investments purchased with an original maturity of three months or less to be cash equivalents.

NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES
 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)

PROPERTY, EQUIPMENT, LEASEHOLD IMPROVEMENTS AND COMPUTER SOFTWARE

Property, equipment and leasehold improvements, which are included in other assets, are stated at cost, less accumulated depreciation and amortization. Depreciation is determined using the straight-line method over the estimated useful lives of the assets. The estimated life for company occupied real estate property is generally 40 years. Estimated lives range from three to five years for all other property and equipment. Accumulated depreciation and amortization of property and equipment was $5 million at both December 31, 2004 and 2003. Related depreciation and amortization expense was $402 thousand, $467 thousand and $1 million for the years ended December 31, 2004, 2003 and 2002, respectively.

Computer software, which is included in other assets, is stated at cost, less accumulated amortization. Purchased software costs, as well as internal and external costs incurred to develop internal-use computer software during the application development stage, are capitalized. Such costs are amortized generally over a four-year period using the straight-line method. Accumulated amortization of capitalized software was $27 million and $22 million at December 31, 2004 and 2003, respectively. Related amortization expense was $6 million, $7 million and $5 million for the years ended December 31, 2004, 2003 and 2002, respectively.

DEFERRED POLICY ACQUISITION COSTS

The Company incurs significant costs in connection with acquiring new and renewal insurance business. These costs, which vary with and are primarily related to the production of that business, are deferred. The recovery of such costs is dependent upon the future profitability of the related business. The amount of future profit is dependent principally on investment returns in excess of the amounts credited to policyholders, mortality, morbidity, persistency, interest crediting rates, expenses to administer the business, creditworthiness of reinsurance counterparties and certain economic variables, such as inflation. Of these factors, the Company anticipates that investment returns are most likely to impact the rate of amortization of such costs. The aforementioned factors enter into management's estimates of gross margins and profits, which generally are used to amortize such costs. Revisions to estimates result in changes to the amounts expensed in the reporting period in which the revisions are made and could result in the impairment of the asset and a charge to income if estimated future gross margins and profits are less than amounts deferred. In addition, the Company utilizes the reversion to the mean assumption, a common industry practice, in its determination of the amortization of DAC. This practice assumes that the expectation for long-term appreciation in equity markets is not changed by minor short-term market fluctuations, but that it does change when large interim deviations have occurred.

The costs of acquiring new and renewal insurance business that vary with, and are primarily related to, the production of that business are deferred. Such costs, which consist principally of commissions, agency and policy issue expenses, are amortized with interest over the expected life of the contract for participating traditional life, universal life and investment-type products. Generally, DAC is amortized in proportion to the present value of estimated gross margins or profits from investment, mortality, expense margins and surrender charges. Interest rates used to compute the present value of estimated gross margins and profits are based on rates in effect at the inception or acquisition of the contracts.

Actual gross margins or profits can vary from management's estimates resulting in increases or decreases in the rate of amortization. Management utilizes the reversion to the mean assumption, a common industry practice, in its determination of the amortization of DAC. This practice assumes that the expectation for long-term equity investment appreciation is not changed by minor short-term market fluctuations, but that it does change when large interim deviations have occurred. Management periodically updates these estimates and evaluates the recoverability of DAC. When appropriate, management revises its assumptions of the estimated gross margins or profits of these contracts, and the cumulative amortization is re-estimated and adjusted by a cumulative charge or credit to current operations.

DAC for non-participating traditional life, non-medical health and annuity policies with life contingencies is amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are made at the date of policy issuance or acquisition and are consistently applied during the lives of the contracts. Deviations from estimated experience are included in operations when they occur. For these contracts, the amortization period is typically the estimated life of the policy.

Policy acquisition costs related to internally replaced contracts are expensed at the date of replacement.

NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES
 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)

GOODWILL

The excess of cost over the fair value of net assets acquired ("goodwill") is included in other assets. On January 1, 2002, the Company adopted the provisions of SFAS No. 142, Goodwill and Other Intangible Assets, ("SFAS 142"). In accordance with SFAS 142, goodwill is not amortized but tested for impairment at least annually to determine whether a write down of the cost of the asset is required. Impairments are recognized in operating results when the carrying amount of goodwill exceeds its implied fair value. Prior to the adoption of SFAS 142, goodwill was amortized on a straight-line basis over a period of 10 years and impairments were recognized in operating results when permanent diminution in value was deemed to have occurred.

During 2002, the Company completed the required goodwill impairment tests, which indicated the Company's goodwill was impaired. As a result, the Company wrote off all of its goodwill and recorded a cumulative effect of a change in accounting principle of $15 million net of income taxes. The goodwill impairment was due to reductions in anticipated future performance of its then subsidiary, Nathan and Lewis Securities, Inc.

LIABILITY FOR FUTURE POLICY BENEFITS AND POLICYHOLDER ACCOUNT BALANCES

The Company establishes liabilities for amounts payable under insurance policies, including traditional life insurance, traditional annuities and non-medical health insurance. Generally, amounts are payable over an extended period of time and liabilities are established based on methods and underlying assumptions in accordance with GAAP and applicable actuarial standards. Principal assumptions used in the establishment of liabilities for future policy benefits are mortality, morbidity, expenses, persistency, investment returns and inflation.

Participating business represented approximately 3% of the Company's life insurance in-force and 9% of the number of life insurance policies in force at both December 31, 2004 and 2003. Participating policies represented approximately 51% and 74%, 53% and 74%, and 52% and 70% of gross and net life insurance premiums for the years ended December 31, 2004, 2003 and 2002, respectively.

Future policy benefit liabilities for participating traditional life insurance policies are equal to the aggregate of (i) net level premium reserves for death and endowment policy benefits (calculated based upon the non-forfeiture interest rate, ranging from 4% to 5%, and mortality rates guaranteed in calculating the cash surrender values described in such contracts), (ii) the liability for terminal dividends, and (iii) premium deficiency reserves, which are established when the liabilities for future policy benefits plus the present value of expected future gross premiums are insufficient to provide for expected future policy benefits and expenses after DAC is written off. Future policy benefits for non-participating traditional life insurance policies are equal to the aggregate of (i) the present value of future benefit payments and related expenses less the present value of future net premiums and (ii) premium deficiency reserves. Assumptions as to mortality and persistency are based upon the Company's experience when the basis of the liability is established. Interest rates for the aggregate future policy benefit liabilities average 6%.

Future policy benefit liabilities for traditional annuities are equal to accumulated contractholder fund balances during the accumulation period and the present value of expected future payments after annuitization. Interest rates used in establishing such liability range from 6% to 9%.

Future policy benefit liabilities for non-medical health insurance are calculated using the net level premium method and assumptions as to future morbidity, withdrawals and interest, which provide a margin for adverse deviation. The interest rate used in establishing such liabilities is 3%.

Future policy benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. Interest rates used in establishing such liabilities range from 4% to 7%.

Policyholder account balances for universal life and investment-type contracts are equal to the policy account values, which consist of an accumulation of gross premium payments plus credited interest, ranging from 1% to 9%, less expenses, mortality charges, and withdrawals.

The Company establishes liabilities for minimum death and income benefit guarantees relating to certain annuity contracts and secondary and paid up guarantees relating to certain life policies. Annuity guaranteed death benefit

NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES
 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)

liabilities are determined by estimating the expected value of death benefits in excess of the projected account balance and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the liabilities are consistent with those used for amortizing DAC, including the mean reversion assumption. The assumptions of investment performance and volatility are consistent with the historical experience of the Standard & Poor's 500 Index ("S&P"). The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

Guaranteed annuitization benefit liabilities are determined by estimating the expected value of the annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used for calculating such guaranteed annuitization benefit liabilities are consistent with those used for calculating the guaranteed death benefit liabilities. In addition, the calculation of guaranteed annuitization benefit liabilities incorporates a percentage of the potential annuitizations that may be elected by the contractholder.

Liabilities for universal and variable life secondary guarantees and paid-up guarantees are determined by estimating the expected value of death benefits payable when the account balance is projected to be zero and recognizing those benefits ratably over the accumulation period based on total expected assessments. The Company regularly evaluates estimates used and adjusts the additional liability balances, with a related charge or credit to benefit expense, if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in estimating the secondary and paid up guarantee liabilities are consistent with those used for amortizing DAC. The assumptions of investment performance and volatility for variable products are consistent with historical S&P experience. The benefits used in calculating the liabilities are based on the average benefits payable over a range of scenarios.

RECOGNITION OF INSURANCE REVENUE AND RELATED BENEFITS

Premiums related to traditional life and annuity policies with life contingencies are recognized as revenues when due. Benefits and expenses are provided against such revenues to recognize profits over the estimated lives of the policies. When premiums are due over a significantly shorter period than the period over which benefits are provided, any excess profit is deferred and recognized into operations in a constant relationship to insurance in-force or, for annuities, the amount of expected future policy benefit payments.

Premiums related to non-medical health contracts are recognized on a pro rata basis over the applicable contract term.

Deposits related to universal life-type and investment-type products are credited to policyholder account balances. Revenues from such contracts consist of amounts assessed against policyholder account balances for mortality, policy administration and surrender charges. Separate account investment management and advisory fees are also included in universal life and investment-type product income. Such fees are recognized in the period in which services are performed. Amounts that are charged to operations include interest credited and benefit claims incurred in excess of related policyholder account balances.

OTHER REVENUES

Other revenues include broker/dealer commissions and fees, and administrative fees. Such commissions and fees are recognized in the period in which services are performed.

POLICYHOLDER DIVIDENDS

Policyholder dividends are approved annually by the Company's board of directors. The aggregate amount of policyholder dividends is related to actual interest, mortality, morbidity and expense experience for the year, as well as management's judgment as to the appropriate level of statutory surplus to be retained by the Company.

NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES
 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)

INCOME TAXES

The Company joins with MetLife and its includable affiliates in filing a consolidated Federal income tax return. The consolidating companies have executed a tax allocation agreement. Under the agreement, current Federal income tax expense (benefit) is computed on a separate return basis and provides that members shall make payments (receive reimbursement) to MetLife to the extent that their income (losses and other credits) contributes to (reduces) the consolidated federal tax expense. The consolidating companies are reimbursed for net operating losses or other tax attributes they have generated when utilized in the consolidated return. The Company files state income tax returns on an individual corporate basis.

The Company applies the concepts of Statement of Financial Accounting Standards ("SFAS") No. 109, Accounting for Income Taxes, which establishes deferred income tax assets and liabilities based upon the difference between the financial statement and tax bases of assets and liabilities using the enacted tax rates in effect for the year in which the differences are expected to reverse. SFAS No. 109 allows recognition of deferred income tax assets if future realization of the tax benefit is more likely than not, with a valuation allowance for the portion that is not likely to be realized.

REINSURANCE

The Company enters into reinsurance transactions as a purchaser of reinsurance. Accounting for reinsurance requires extensive use of assumptions and estimates, particularly related to the future performance of the underlying business and the potential impact of counterparty credit risks. The Company periodically reviews actual and anticipated experience compared to the aforementioned assumptions used to establish assets and liabilities relating to ceded reinsurance and evaluates the financial strength of counterparties to its reinsurance agreements using criteria similar to that evaluated in the security impairment process discussed previously. Additionally, for each of its reinsurance contracts, the Company must determine if the contract provides indemnification against loss or liability relating to insurance risk, in accordance with applicable accounting standards. The Company must review all contractual features, particularly those that may limit the amount of insurance risk to which the reinsurer is subject or features that delay the timely reimbursement of claims. If the Company determines that a reinsurance contract does not expose the reinsurer to a reasonable possibility of a significant loss from insurance risk, the Company records the contract using the deposit method of accounting.

The Company has reinsured certain of its life insurance contracts with other insurance companies under various agreements. Amounts due from reinsurers are estimated based upon assumptions consistent with those used in establishing the liabilities related to the underlying reinsured contracts. Policy and contract liabilities are reported gross of reinsurance credits.

SEPARATE ACCOUNTS

Separate accounts are established in conformity with insurance laws and are generally not chargeable with liabilities that arise from any other business of the Company. Separate account assets are subject to general account claims only to the extent the value of such assets exceeds the separate account liabilities. Effective with the adoption of Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts ("SOP 03-1"), on January 1, 2004, the Company reports separately, as assets and liabilities, investments held in separate accounts and liabilities of the separate accounts if (i) such separate accounts are legally recognized; (ii) assets supporting the contract liabilities are legally insulated from the Company's general account liabilities; (iii) investments are directed by the contractholder; and (iv) all investment performance, net of contact fees and assessments, is passed through to the contractholder. The Company reports separate account assets meeting such criteria at their fair value. Investment performance (including investment income, net investment gains (losses) and changes in unrealized gains (losses)) and the corresponding amounts credited to contractholders of such separate accounts are offset within the same line in the consolidated statements of income. In connection with the adoption of SOP 03-1, there was no material impact on the Company's reporting of separate accounts.

The Company's revenues reflect fees charged to the separate accounts, including mortality charges, risk charges, policy administration fees, investment management fees and surrender charges.

NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES
 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)

LITIGATION

The Company is a party to a number of legal actions. Given the inherent unpredictability of litigation, it is difficult to estimate the impact of litigation on the Company's consolidated financial position. Liabilities are established when it is probable that a loss has been incurred and the amount of the loss can be reasonably estimated. Liabilities related to certain lawsuits are especially difficult to estimate due to the limitation of available data and uncertainty regarding numerous variables used to determine amounts recorded. It is possible that an adverse outcome in certain of the Company's litigation or the use of different assumptions in the determination of amounts recorded could have a material effect upon the Company's consolidated net income or cash flows in particular quarterly or annual periods.

APPLICATION OF RECENT ACCOUNTING PRONOUNCEMENTS

In December 2004, the FASB issued Staff Position Paper ("FSP") 109-2, Accounting and Disclosure Guidance for the Foreign Earnings Repatriation Provision within the American Jobs Creation Act of 2004 ("AJCA"). The AJCA introduced a one-time dividend received deduction on the repatriation of certain earnings to a U.S. taxpayer. FSP 109-2 provides companies additional time beyond the financial reporting period of enactment to evaluate the effects of the AJCA on their plans to repatriate foreign earnings for purposes of applying SFAS 109, Accounting for Income Taxes. The Company is currently evaluating the repatriation provision of the AJCA. If the repatriation provision is implemented by the Company, the impact on the Company's income tax expense and deferred income tax assets and liabilities would be immaterial.

In December 2004, the FASB issued SFAS No. 153, Exchange of Nonmonetary Assets, an amendment of APB Opinion No. 29 ("SFAS 153"). SFAS 153 amends prior guidance to eliminate the exception for nonmonetary exchanges of similar productive assets and replaces it with a general exception for exchanges of nonmonetary assets that do not have commercial substance. A nonmonetary exchange has commercial substance if the future cash flows of the entity are expected to change significantly as a result of the exchange. The provisions of SFAS 153 are effective for nonmonetary asset exchanges occurring in fiscal periods beginning after June 15, 2005 and shall be applied prospectively. SFAS 153 is not expected to have a material impact on the Company's consolidated financial statements at the date of adoption.

In March 2004, the Emerging Issues Task Force ("EITF") reached further consensus on Issue No. 03-1, The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments ("EITF 03-1"). EITF 03-1 provides accounting guidance regarding the determination of when an impairment of debt and marketable equity securities and investments accounted for under the cost method should be considered other-than-temporary and recognized in income. An EITF 03-1 consensus reached in November 2003 also requires certain quantitative and qualitative disclosures for debt and marketable equity securities classified as available-for-sale or held-to-maturity under SFAS No. 115, Accounting for Certain Investments in Debt and Equity Securities, that are impaired at the balance sheet date but for which an other-than-temporary impairment has not been recognized. The Company has complied with the disclosure requirements of EITF 03-1, which were effective December 31, 2003. The accounting guidance of EITF 03-1 relating to the recognition of investment impairment which was to be effective in the third quarter of 2004 has been delayed pending the development of additional guidance. The Company is actively monitoring the deliberations relating to this issue at the FASB and currently is unable to determine the ultimate impact EITF 03-1 will have on its consolidated financial statements.

In March 2004, the EITF reached consensus on Issue No. 03-16, Accounting for Investments in Limited Liability Companies ("EITF 03-16"). EITF 03-16 provides guidance regarding whether a limited liability company should be viewed as similar to a corporation or similar to a partnership for purposes of determining whether a noncontrolling investment should be accounted for using the cost method or the equity method of accounting. EITF 03-16 did not have a material impact on the Company's consolidated financial statements.

Effective January 1, 2004, the Company adopted SOP 03-1, as interpreted by Technical Practices Aids issued by the American Institute of Certified Public Accountants. SOP 03-1 provides guidance on (i) the classification and valuation of long-duration contract liabilities; (ii) the accounting for sales inducements; and (iii) separate account presentation and valuation. In June 2004, the FASB released Staff Position Paper No. 97-1, Situations in Which Paragraphs 17(b) and 20 of FASB Statement No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration

NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES
 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)

Contracts and for Realized Gains and Losses from the Sale of Investments, Permit or Require Accrual of an Unearned Revenue Liability ("FSP 97-1") which included clarification that unearned revenue liabilities should be considered in determining the necessary insurance benefit liability required under SOP 03-1. Since the Company had considered unearned revenue in determining its SOP 03-1 benefit liabilities, FSP 97-1 did not impact its consolidated financial statements. As a result of the adoption of SOP 03-1, effective January 1, 2004, the Company decreased future policyholder benefits for various guaranteed minimum death and income benefits, net of DAC and unearned revenue liability offsets under certain variable annuity and universal life contracts by approximately $8 million, net of income tax, which has been reported as a cumulative effect of a change in accounting. The application of SOP 03-1 increased the Company's 2004 net income by $9 million, including the cumulative effect of adoption.

In December 2003, the FASB revised SFAS No. 132, Employers' Disclosures about Pensions and Other Postretirement Benefits -- an Amendment of FASB Statements No. 87, 88 and 106 ("SFAS 132(r)"). SFAS 132(r) retains most of the disclosure requirements of SFAS 132 and requires additional disclosure about assets, obligations, cash flows and net periodic benefit cost of defined benefit pension plans and other postretirement plans. SFAS 132(r) is primarily effective for fiscal years ending after December 15, 2003; however, certain disclosures about foreign plans and estimated future benefit payments were effective for fiscal years ending after June 15, 2004. The Company's adoption of SFAS 132(r) on December 31, 2003 did not have a significant impact on its consolidated financial statements since it only revised disclosure requirements.

In May 2004, the FASB issued FASB Staff Position ("FSP") No. 106-2, Accounting and Disclosure Requirements Related to the Medicare Prescription Drug, Improvement and Modernization Act of 2003 ("FSP 106-2"), which provides accounting guidance to a sponsor of a postretirement health care plan that provides prescription drug benefits. The Company is a participant in a multi-employer plan that has been determined not to be actuarially equivalent to benefits under Medicare Part D and therefore is not eligible to receive the subsidies on prescription drugs under the Medicare Prescription Drug, Improvement and Modernization Act of 2003 ("2003" Act"). The Company is also a participant in a postretirement benefit plan sponsored by Metropolitan Life for which the Company has no legal obligation but is allocated its share of net expense based on salary ratios. Metropolitan Life expects to receive subsidies on prescription drug benefits under the 2003 Act beginning in 2006 based on its determination that the prescription drug benefits offered under certain postretirement plans are actuarially equivalent to the benefits offered under Medicare Part D. FSP 106-2 was effective for interim periods beginning after June 15, 2004 and provides for either retroactive application to the date of enactment of the legislation or prospective application from the date of adoption of FSP 106-2. Effective July 1, 2004, Metropolitan Life adopted FSP 106-2 prospectively and the postretirement benefit plan assets and accumulated benefit obligation were remeasured to determine the effect of the expected subsidies on net periodic postretirement benefit cost. As a result, the Company's share of the net periodic postretirement benefit cost was reduced by $1 million for 2004. Metropolitan Life's adoption of FSP 106-2, regarding accumulated postretirement benefit obligation, did not have a significant impact on the Company's consolidated financial statements.

In May 2003, the FASB issued SFAS No. 150, Accounting for Certain Financial Instruments with Characteristics of Both Liabilities and Equity ("SFAS 150"). SFAS 150 clarifies the accounting for certain financial instruments with characteristics of both liabilities and equity and requires that those instruments be classified as a liability or, in certain circumstances, an asset. SFAS 150 is effective for financial instruments entered into or modified after May 31, 2003 and otherwise is effective at the beginning of the first interim period beginning after June 15, 2003. The adoption of SFAS 150, as of January 1, 2004, required the Company to reclassify $100 million of mandatorily redeemable preferred stock from stockholders' equity to liabilities. Dividends in 2004 on the mandatorily redeemable preferred stock were recorded as an interest expense (See Note 9).

In April 2003, the FASB issued SFAS No. 149, Amendment of Statement 133 on Derivative Instruments and Hedging Activities ("SFAS 149"). SFAS 149 amends and clarifies the accounting and reporting for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities. Except for certain previously issued and effective guidance, SFAS 149 was effective for contracts entered into or modified after June 30, 2003. The Company's adoption of SFAS 149 did not have a significant impact on its consolidated financial statements.

NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES
 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)

During 2003, the Company adopted FIN 46, Consolidation of Variable Interest Entities -- An Interpretation of ARB No. 51 and FIN 46(r). A VIE is defined as
(i) any entity in which the equity investments at risk in such entity do not have the characteristics of a controlling financial interest or (ii) any entity that does not have sufficient equity at risk to finance its activities without additional subordinated support from other parties. The adoption of FIN 46 and FIN 46(r) did not have a material impact on the Company's consolidated financial statements.

Effective January 1, 2003, the Company adopted FIN No. 45, Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others ("FIN 45"). FIN 45 requires entities to establish liabilities for certain types of guarantees and expands financial statement disclosures for others. The initial recognition and initial measurement provisions of FIN 45 are applicable on a prospective basis to guarantees issued or modified after December 31, 2002. The adoption of FIN 45 did not have a significant impact on the Company's consolidated financial statements. See Note 7.

Effective January 1, 2003, the Company adopted SFAS No. 145, Rescission of FASB Statements No. 4, 44, and 64, Amendment of FASB Statement No. 13, and Technical Corrections ("SFAS 145"). In addition to amending or rescinding other existing authoritative pronouncements to make various technical corrections, clarify meanings, or describe their applicability under changed conditions, SFAS 145 generally precludes companies from recording gains and losses from the extinguishment of debt as an extraordinary item. SFAS 145 also requires sale-leaseback treatment for certain modifications of a capital lease that result in the lease being classified as an operating lease. The adoption of SFAS 145 did not have a significant impact on the Company's consolidated financial statements.

Effective January 1, 2002, the Company adopted SFAS No. 144, Accounting for the Impairment or Disposal of Long-Lived Assets ("SFAS 144"). SFAS 144 provides a single model for accounting for long-lived assets to be disposed of by superseding SFAS No. 121, Accounting for the Impairment of Long-Lived Assets and for Long-Lived Assets to be Disposed Of ("SFAS 121"), and the accounting and reporting provisions of Accounting Principles Board ("APB") Opinion No. 30, Reporting the Results of Operations -- Reporting the Effects of Disposal of a Segment of a Business, and Extraordinary, Unusual and Infrequently Occurring Events and Transactions ("APB 30"). Under SFAS 144, discontinued operations are measured at the lower of carrying value or fair value less costs to sell, rather than on a net realizable value basis. Future operating losses relating to discontinued operations also are no longer recognized before they occur. SFAS 144 (i) broadens the definition of a discontinued operation to include a component of an entity (rather than a segment of a business); (ii) requires long-lived assets to be disposed of other than by sale to be considered held and used until disposed; and (iii) retains the basic provisions of (a) APB 30 regarding the presentation of discontinued operations in the statements of income, (b) SFAS 121 relating to recognition and measurement of impaired long-lived assets (other than goodwill), and (c) SFAS 121 relating to the measurement of long-lived assets classified as held-for-sale. Adoption of SFAS 144 did not have a material impact on the Company's consolidated financial statements.

Effective January 1, 2002, the Company adopted SFAS No. 142. SFAS 142 eliminates the systematic amortization and establishes criteria for measuring the impairment of goodwill and certain other intangible assets by reporting unit. The Company completed the required impairment tests of goodwill and indefinite-lived intangible assets in the third quarter of 2002 and recorded a $15 million charge to earnings relating to the impairment of certain goodwill assets as a cumulative effect of a change in accounting. There was no impairment of identified intangible assets or significant reclassifications between goodwill and other intangible assets at January 1, 2002. Amortization of other intangible assets was not material for the years ended December 31, 2004, 2003 and 2002.

NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES
 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)

2. INVESTMENTS

FIXED MATURITIES AND EQUITY SECURITIES

Fixed maturities and equity securities at December 31, 2004 were as follows:

                                                                              GROSS
                                                               COST OR      UNREALIZED
                                                              AMORTIZED    ------------    ESTIMATED
                                                                COST       GAIN    LOSS    FAIR VALUE
                                                              ---------    ----    ----    ----------
                                                                       (DOLLARS IN MILLIONS)
Fixed Maturities:
  U.S. treasury/agency securities...........................    $ 66       $ 1      $--       $ 67
  U.S. corporate securities.................................     503        26       1         528
  Foreign government securities.............................      11        --      --          11
  Foreign corporate securities..............................      89         4      --          93
  Residential mortgage-backed securities....................     145         2      --         147
                                                                ----       ---      --        ----
    Total fixed maturities..................................    $814       $33      $1        $846
                                                                ====       ===      ==        ====
Equity Securities:
  Common stocks.............................................    $  1       $--      $--       $  1
                                                                ====       ===      ==        ====

Fixed maturities and equity securities at December 31, 2003 were as follows:

                                                                              GROSS
                                                               COST OR      UNREALIZED
                                                              AMORTIZED    ------------    ESTIMATED
                                                                COST       GAIN    LOSS    FAIR VALUE
                                                              ---------    ----    ----    ----------
                                                                       (DOLLARS IN MILLIONS)
Fixed Maturities:
  U.S. treasury/agency securities...........................    $ 31       $ 1      $--       $ 32
  U.S. corporate securities.................................     453        28      --         481
  Foreign government securities.............................       3        --      --           3
  Foreign corporate securities..............................      55         4      --          59
  Residential mortgage-backed securities....................     103         2      --         105
  Other fixed maturity securities...........................      22        --      --          22
                                                                ----       ---      --        ----
    Total fixed maturities..................................    $667       $35      $--       $702
                                                                ====       ===      ==        ====
Equity Securities:
  Common stocks.............................................    $ 23       $12      $--       $ 35
                                                                ====       ===      ==        ====

The Company held foreign currency derivatives with notional amounts of $10 million to hedge the exchange rate risk associated with foreign bonds and loans for both years ended December 31, 2004 and 2003.

Excluding investments in U.S. Treasury securities and obligations of U.S. government corporations and agencies, the Company is not exposed to any significant concentration of credit risk in its fixed maturities portfolio.

The Company held fixed maturities at estimated fair values that were below investment grade or not rated by an independent rating agency that totaled $20 million and $32 million at December 31, 2004 and 2003, respectively. These securities had a net unrealized gain of $2 million and $3 million at December 31, 2004 and 2003, respectively. Non-income producing fixed maturities were less than $1 million and $1 million at December 31, 2004 and 2003, respectively.

NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES
 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)

The amortized cost and estimated fair value of fixed maturities at December 31, 2004, by contractual maturity date are shown below:

                                                              AMORTIZED    ESTIMATED
                                                                COST       FAIR VALUE
                                                              ---------    ----------
                                                               (DOLLARS IN MILLIONS)
Due in one year or less.....................................    $ 85          $ 85
Due after one year through five years.......................     208           214
Due after five years through ten years......................     272           290
Due after ten years.........................................     104           110
                                                                ----          ----
    Subtotal................................................     669           699
Mortgage-backed and asset-backed securities.................     145           147
                                                                ----          ----
  Total fixed maturities....................................    $814          $846
                                                                ====          ====

Fixed maturities not due at a single maturity date have been included in the above tables in the year of final contractual maturity. Actual maturities may differ from contractual maturities due to the exercise of prepayment options.

Sales or disposals of fixed maturities and equity securities classified as available-for-sale were as follows:

                                                              YEARS ENDED DECEMBER 31,
                                                              -------------------------
                                                              2004      2003      2002
                                                              -----     -----     -----
                                                                (DOLLARS IN MILLIONS)
Proceeds....................................................  $158       $53       $62
Gross investment gains......................................  $ 17       $ 6       $ 1
Gross investment losses.....................................  $ (1)      $(1)      $(3)

Gross investment losses above exclude writedowns recorded during 2003 and 2002 for other than temporarily impaired available-for-sale securities of $1 million, $9 million, respectively. There were no writedowns for the year ended December 31, 2004.

The Company periodically disposes of fixed maturity and equity securities at a loss. Generally, such losses are insignificant in amount or in relation to the cost basis of the investment or are attributable to declines in fair value occurring in the period of disposition.

The following table shows the estimated fair values of the Company's fixed maturities, aggregated by sector, that have been in a continuous loss position for less than 12 months at December 31, 2004 and 2003:

                                                                   YEARS ENDED
                                                                  DECEMBER 31,
                                                              ---------------------
                                                               2004          2003
                                                              -------       -------
                                                              (DOLLARS IN MILLIONS)
U.S. treasury/agency securities.............................   $ 47           $ 2
U.S. corporate securities...................................     94            32
Foreign corporate securities................................     10             1
Residential mortgage-backed securities......................     21            --
                                                               ----           ---
  Total fixed maturities....................................   $172           $35
                                                               ====           ===
Total number of securities in an unrealized loss position...     34
                                                               ====

At December 31, 2004 and 2003, the Company had gross unrealized losses of $1 million and less than $1 million, respectively from fixed maturities that had been in an unrealized loss position for less than twelve months. The amount of unrealized losses from fixed maturities that had been in an unrealized loss position for twelve months or greater is less than $1 million at both December 31, 2004 and 2003. The fair value of those fixed maturities that had been in an

NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES
 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)

unrealized loss position for twelve months or greater is $1 million at both December 31, 2004 and 2003, respectively. There were no unrealized losses from equity securities at December 31, 2004 and 2003.

ASSETS ON DEPOSIT

The Company had investment assets on deposit with regulatory agencies with a fair value of $3 million and $6 million at December 31, 2004 and 2003, respectively.

MORTGAGE LOANS ON REAL ESTATE

The Company had commercial mortgage loans on real estate of $9 million at December 31, 2004 and 2003.

Mortgage loans on real estate are collateralized by properties located in the United States. At December 31, 2004, 56% and 44% of the properties were located in California and New York, respectively. Generally, the Company (as the lender) requires a minimum of one-fourth of the purchase price of the underlying real estate to be paid by the borrower.

There was no valuation allowance on mortgage loans on real estate as of December 31, 2004 and 2003, respectively. There were no impaired mortgage loans on real estate as of December 31, 2004 and 2003, respectively.

NET INVESTMENT INCOME

The components of net investment income were as follows:

                                                              YEARS ENDED DECEMBER 31,
                                                              ------------------------
                                                              2004      2003      2002
                                                              ----      ----      ----
                                                               (DOLLARS IN MILLIONS)
Fixed maturities............................................  $37       $35       $24
Equity securities...........................................   --         1        --
Policy loans................................................   17        16        15
Other limited partnership interests.........................    1         3        (6)
Cash, cash equivalents and short-term investments...........    1         1         4
Other.......................................................    2        --         2
                                                              ---       ---       ---
    Total...................................................   58        56        39
Less: Investment expenses...................................    3         3         3
                                                              ---       ---       ---
    Net investment income...................................  $55       $53       $36
                                                              ===       ===       ===

NET INVESTMENT GAINS (LOSSES)

Net investment gains (losses) were as follows:

                                                              YEARS ENDED DECEMBER 31,
                                                              ------------------------
                                                              2004      2003      2002
                                                              ----      ----      ----
                                                               (DOLLARS IN MILLIONS)
Fixed maturities............................................  $ 2       $ 5       $ (5)
Equity securities...........................................   14        (1)        (6)
Other.......................................................   (1)       --         --
                                                              ---       ---       ----
  Total net investment gains (losses).......................  $15       $ 4       $(11)
                                                              ===       ===       ====

NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES
 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)

NET UNREALIZED INVESTMENT GAINS

The components of net unrealized investment gains, included in accumulated other comprehensive income, were as follows:

                                                              YEARS ENDED DECEMBER 31
                                                              ------------------------
                                                              2004      2003      2002
                                                              ----      ----      ----
                                                               (DOLLARS IN MILLIONS)
Fixed maturities............................................  $32       $35       $ 27
Equity securities...........................................   --        12         (1)
Derivatives.................................................   (5)       (3)        --
Other invested assets.......................................   (1)       (1)        (1)
                                                              ----      ----      ----
  Total.....................................................   26        43         25
                                                              ----      ----      ----
Amounts allocated from:
  Deferred policy acquisition costs.........................   (4)       (5)         9
Deferred income taxes.......................................   (8)      (14)       (10)
                                                              ----      ----      ----
  Total.....................................................  (12)      (19)        (1)
                                                              ----      ----      ----
  Net unrealized investment gains (losses)..................  $14       $24       $ 24
                                                              ====      ====      ====

The changes in net unrealized investment gains (losses) were as follows:

                                                              YEARS ENDED DECEMBER 31
                                                              ------------------------
                                                              2004      2003      2002
                                                              ----      ----      ----
                                                               (DOLLARS IN MILLIONS)
Balance at January 1........................................  $24       $24       $  4
Unrealized gains (losses) during the year...................  (17)       18         26
Unrealized gains (losses) relating to:
  Deferred policy acquisition costs.........................    1       (14)         4
Deferred income taxes.......................................    6        (4)       (10)
                                                              ----      ----      ----
Balance at December 31......................................  $14       $24       $ 24
                                                              ----      ----      ----
Net change in unrealized investment gains (losses)..........  $(10)     $--       $ 20
                                                              ====      ====      ====

3. DERIVATIVE FINANCIAL INSTRUMENTS

TYPES OF DERIVATIVE INSTRUMENTS

The Company had foreign currency swaps with a notional amount of $10 million at both December 31, 2004 and 2003. The fair value of the foreign currency liabilities was $5 million and $3 million at December 31, 2004 and 2003, respectively. The maturity of the foreign currency swaps at December 31, 2004 was greater than five years but within ten years.

Foreign currency swaps are used by the Company to reduce the risk from fluctuations in foreign currency exchange rates associated with its assets and liabilities denominated in foreign currencies.

In a foreign currency swap transaction, the Company agrees with another party to exchange, at specified intervals, the difference between one currency and another at a forward exchange rate calculated by reference to an agreed upon principal amount. The principal amount of each currency is exchanged at the inception and termination of the currency swap by each party.

NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES
 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)

HEDGING

The Company recognized insignificant net investment expense from qualifying hedge settlement payments for the years ended December 31, 2004 and 2003. The Company did not have any qualifying hedges during the year ended December 31, 2002.

CASH FLOW HEDGES

The Company designates and accounts for foreign currency swaps to hedge the foreign currency cash flow exposure of foreign currency denominated investments as cash flow hedges, when they have met the requirements of SFAS 133.

For the years ended December 31, 2004 and 2003, the Company recognized insignificant amounts in net investment gains (losses) representing the ineffective portion of all cash flow hedges. All components of each derivative's gains or loss were included in the assessment of hedge ineffectiveness. There were no instances in which the Company discontinued cash flow hedge accounting because the forecasted transactions did not occur on the anticipated date or in the additional time period permitted by SFAS 133. There were no hedged forecasted transactions, other than the receipt or payment of variable interest payments.

Presented below is a roll forward of the components of other comprehensive income (loss), before income taxes, related to cash flow hedges:

                                                                YEARS ENDED
                                                               DECEMBER 31,
                                                              ---------------
                                                              2004      2003
                                                              ----      -----
Other comprehensive income (loss) balance at the beginning
  of the year...............................................  $(3)      $  --
Gains (losses) deferred in other comprehensive income (loss)
  on the effective portion of cash flow hedges..............   (2)         (3)
                                                              ---       -----
Other comprehensive income (losses) balance at the end of
  the year..................................................  $(5)      $  (3)
                                                              ===       =====

At December 31, 2004, insignificant amounts of the deferred net losses on derivatives accumulated in other comprehensive income (loss) are expected to be reclassified to earnings during the year ending December 31, 2005.

CREDIT RISK

The Company may be exposed to credit related losses in the event of nonperformance by counterparties to derivative financial instruments. Generally, the current credit exposure of the Company's derivative contracts is limited to the fair value at the reporting date. The credit exposure of the Company's derivative transactions is represented by the fair value of contracts with a net positive fair value at the reporting date. Because exchange traded futures and options are effected through regulated exchanges, and positions are marked to market on a daily basis, the Company has minimal exposure to credit related losses in the event of nonperformance by counterparties to such derivative financial instruments.

The Company manages its credit risk by entering into derivative transactions with creditworthy counterparties. In addition, the Company enters into over-the-counter derivatives pursuant to master agreements that provide for a single net payment to be made by one counterparty to another at each due date and upon termination. Likewise, the Company effects exchange traded futures and options through regulated exchanges and these positions are marked to market and margined on a daily basis.

NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES
 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)

4. INSURANCE

DEFERRED POLICY ACQUISITION COSTS

Information regarding DAC for the years ended December 31, 2002, 2003 and 2004 is as follows (dollars in millions):

Balance at January 1, 2002..................................    $1,169
Capitalization..............................................       174
                                                                ------
    Total...................................................     1,343
                                                                ------
Amortization related to:
  Unrealized investment gains (losses)......................        (4)
  Other expenses............................................       107
                                                                ------
    Total amortization......................................       103
                                                                ------
Balance at December 31, 2002................................     1,240
Capitalization..............................................       181
                                                                ------
    Total...................................................     1,421
                                                                ------
Amortization related to:
  Unrealized investment gains (losses)......................        14
  Other expenses............................................       166
                                                                ------
    Total amortization......................................       180
                                                                ------
Balance at December 31, 2003................................     1,241
Capitalization..............................................       132
                                                                ------
    Total...................................................     1,373
                                                                ------
Amortization related to:
  Unrealized investment gains (losses)......................        (1)
  Other expenses............................................       117
                                                                ------
    Total amortization......................................       116
                                                                ------
Dispositions and other......................................        (3)
                                                                ------
Balance at December 31, 2004................................    $1,254
                                                                ======

Amortization of DAC is related to: (i) unrealized investment gains and losses to provide information regarding the amount that would have been amortized if such gains and losses had been recognized and (ii) other expenses to provide amounts related to the gross margins or profits originating from transactions other than investment gains and losses.

SALES INDUCEMENTS

Changes in deferred sales inducements are as follows:

                                                                SALES INDUCEMENTS
                                                              ---------------------
                                                              (DOLLARS IN MILLIONS)
Balance at January 1, 2004..................................           $23
Capitalization..............................................             7
Amortization................................................            (3)
                                                                       ---
Balance at December 31, 2004................................           $27
                                                                       ===

NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES
 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)

LIABILITIES FOR UNPAID CLAIMS AND CLAIM EXPENSES

The following table provides an analysis of the activity in the liability for benefits relating to group accident and non-medical health policies and contracts:

                                                              YEARS ENDED DECEMBER 31,
                                                              ------------------------
                                                              2004      2003      2002
                                                              ----      ----      ----
                                                               (DOLLARS IN MILLIONS)
Balance at January 1........................................  $41       $34       $ 7
  Reinsurance recoverables..................................  (33)      (28)       (5)
                                                              ----      ----      ---
Net balance at January 1....................................    8         6         2
                                                              ----      ----      ---
Incurred related to:
  Current year..............................................    1         2         1
  Prior years...............................................   --        --         3
                                                              ----      ----      ---
                                                                1         2         4
                                                              ----      ----      ---
Net Balance at December 31..................................    9         8         6
  Add: Reinsurance recoverables.............................   37        33        28
                                                              ----      ----      ---
Balance at December 31......................................  $46       $41       $34
                                                              ====      ====      ===

GUARANTEES

The Company issues annuity contracts which may include contractual guarantees to the contractholder for: (i) return of no less than total deposits made to the contract less any partial withdrawals ("return of net deposits") and (ii) the highest contract value on a specified anniversary date minus any withdrawals following the contract anniversary, or total deposits made to the contract less any partial withdrawals plus a minimum return ("anniversary contract value" or "minimum return").

The Company also issues universal and variable life contracts where the Company contractually guarantees to the contractholder a secondary guarantee or a guaranteed paid up benefit.

The Company had the following types of guarantees relating to annuity and universal and variable life contracts at:

ANNUITY CONTRACTS

                                                                   DECEMBER 31, 2004
                                                              ----------------------------
                                                              IN THE EVENT        AT
                                                                OF DEATH     ANNUITIZATION
                                                              ------------   -------------
                                                                 (DOLLARS IN MILLIONS)
RETURN OF NET DEPOSITS
  Separate account value....................................    $  1,670            N/A
  Net amount at risk........................................    $     10(1)         N/A
  Average attained age of contractholders...................    57 years            N/A
ANNIVERSARY CONTRACT VALUE OR MINIMUM RETURN
  Separate account value....................................    $  2,628       $  1,564
  Net amount at risk........................................    $     70(1)    $      4(2)
  Average attained age of contractholders...................    60 years       56 years

NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES
 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)

UNIVERSAL AND VARIABLE LIFE CONTRACTS

                                                                 DECEMBER 31, 2004
                                                              -----------------------
                                                              SECONDARY     PAID UP
                                                              GUARANTEES   GUARANTEES
                                                              ----------   ----------
                                                               (DOLLARS IN MILLIONS)
Account value (general and separate account)................   $  2,641       N/A
Net amount at risk..........................................   $ 32,848(1)    N/A(1)
Average attained age of policyholders.......................   45 years       N/A

---------------

(1) The net amount at risk for guarantees of amounts in the event of death is defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date.

(2) The net amount at risk for guarantees of amounts at annuitization is defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance.

The net amount at risk is based on the direct amount at risk (excluding reinsurance).

The Company's annuity and life contracts with guarantees may offer more than one type of guarantee in each contract. Therefore, the amounts listed above may not be mutually exclusive.

Liabilities for guarantees (excluding base policy liabilities) relating to annuity and universal and variable life contracts are as follows:

                                                                       UNIVERSAL AND VARIABLE
                                              ANNUITY CONTRACTS            LIFE CONTRACTS
                                          --------------------------   -----------------------
                                          GUARANTEED    GUARANTEED
                                            DEATH      ANNUITIZATION   SECONDARY     PAID UP
                                           BENEFITS      BENEFITS      GUARANTEES   GUARANTEES   TOTAL
                                          ----------   -------------   ----------   ----------   -----
                                                         (DOLLARS IN MILLIONS)
Balance at January 1, 2004..............     $ 2            $ 1           $ 1         $  --       $ 4
Incurred guaranteed benefits............       1             (1)           --            --        --
Paid guaranteed benefits................      (1)            --            (1)           --        (2)
                                             ---            ---           ---         -----       ---
Balance at December 31, 2004............     $ 2            $--           $--         $  --       $ 2
                                             ===            ===           ===         =====       ===

Account balances of contracts with insurance guarantees are invested in separate account assets classes as follows at:

                                                                  DECEMBER 31,
                                                                      2004
                                                              ---------------------
                                                              (DOLLARS IN MILLIONS)
Mutual Fund Groupings
  Equity....................................................         $4,947
  Bond......................................................            677
  Balanced..................................................            442
  Money Market..............................................            179
  Specialty.................................................             19
                                                                     ------
    TOTAL...................................................         $6,264
                                                                     ======

SEPARATE ACCOUNTS

Separate accounts assets and liabilities include pass-through separate accounts totaling $8,707 million and $7,566 million at December 31, 2004 and 2003, respectively, for which the policyholder assumes all investment risk.

Fees charged to the separate accounts by the Company (including mortality charges, policy administration fees and surrender charges) are reflected in the Company's revenues as universal life and investment-type product policy fees

NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES
 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)

and totaled $81 million, $61 million and $54 million for the years ended December 31, 2004, 2003 and 2002, respectively.

For the year ended December 31, 2004, there were no investment gains (losses) on transfers of assets from the general account to the separate accounts.

5. REINSURANCE

The Company's life insurance operations participate in reinsurance activities in order to limit losses, minimize exposure to large risks, and to provide additional capacity for future growth. The Company currently reinsures up to 90% of the mortality risk for all new individual life insurance policies that it writes. The Company retains up to $5 million per life and reinsures 100% of amounts in excess of the Company's retention limits. The Company reinsures its business through a diversified group of reinsurers. Placement of reinsurance is done primarily on an automatic basis and also on a facultative basis for risks of specific characteristics. The Company is contingently liable with respect to ceded reinsurance should any reinsurer be unable to meet its obligations under these agreements.

Also, the Company currently reinsures 100% of the riders containing benefit guarantees related to variable annuities to an affiliate.

In addition to reinsuring mortality risk, the Company reinsures other risks and specific coverages. The Company routinely reinsures certain classes of risks in order to limit its exposure to particular travel, avocation and lifestyle hazards. The Company uses excess of loss and quota share reinsurance arrangements to limit its maximum loss, provide greater diversification of risk and minimize exposure to larger risks.

The effect of reinsurance on premiums earned is as follows:

                                                                   YEARS ENDED
                                                                  DECEMBER 31,
                                                              ---------------------
                                                              2004    2003    2002
                                                              -----   -----   -----
                                                              (DOLLARS IN MILLIONS)
Direct premiums.............................................  $ 228   $ 233   $ 228
Reinsurance ceded...........................................   (151)   (145)   (137)
                                                              -----   -----   -----
Net premiums................................................  $  77   $  88   $  91
                                                              =====   =====   =====
Reinsurance recoveries netted against policyholder
  benefits..................................................  $ 151   $ 118   $  97
                                                              =====   =====   =====

Reinsurance recoverables, included in premiums and other receivables, were $162 million and $136 million at December 31, 2004 and 2003, respectively. Reinsurance and ceded commissions payables, included in other liabilities, were $11 million and $15 million at December 31, 2004 and 2003, respectively.

NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES
 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)

6. INCOME TAXES

The provision for income taxes was as follows:

                                                                   YEARS ENDED
                                                                   DECEMBER 31
                                                              ---------------------
                                                              2004    2003    2002
                                                              -----   -----   -----
                                                              (DOLLARS IN MILLIONS)
Current:
  Federal...................................................   $19    $ 15    $ 27
  State and Local...........................................     1       1      --
                                                               ---    ----    ----
                                                                20      16      27
                                                               ---    ----    ----
Deferred:
  Federal...................................................    (1)    (10)    (20)
                                                               ---    ----    ----
Provision for income taxes..................................   $19    $  6    $  7
                                                               ===    ====    ====

Reconciliations of the income tax provision at the U.S. statutory rate to the provision for income taxes were as follows:

                                                                   YEARS ENDED
                                                                   DECEMBER 31
                                                              ---------------------
                                                              2004    2003    2002
                                                              -----   -----   -----
                                                              (DOLLARS IN MILLIONS)
Tax provision at U.S. statutory rate........................   $21     $12     $18
Tax effect of:
  Tax exempt investment income..............................    (7)     --      (3)
  Prior year taxes..........................................     2      (6)     --
  Other, net................................................     3      --      (8)
                                                               ---     ---     ---
Provision for income taxes..................................   $19     $ 6     $ 7
                                                               ===     ===     ===

The Company has been audited by the Internal Revenue Service for the years through and including 1999. In 2004, the Company recorded an adjustment for settlement of all issues relating to the Internal Revenue Service's audit of the Company's tax returns for the years 1997-1999. The current IRS examination covers the years 2000-2002. The Company regularly assesses the likelihood of additional assessments in each taxing jurisdiction resulting from current and subsequent years' examinations. Liabilities for income taxes have been established for future income tax assessments when it is probable there will be future assessments and the amount thereof can be reasonably estimated. Once established, liabilities for uncertain tax positions are adjusted only when there is more information available or when an event occurs necessitating a change to the liabilities. The Company believes that the resolution of income tax matters for open years will not have a material effect on its consolidated financial statements although the resolution of income tax matters could impact the Company's effective tax rate for a particular future period.

NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES
 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)

Deferred income taxes represent the tax effect of the differences between the book and tax bases of assets and liabilities. Net deferred income tax liabilities consisted of the following:

                                                                  DECEMBER 31,
                                                              ---------------------
                                                               2004          2003
                                                              -------       -------
                                                              (DOLLARS IN MILLIONS)
Deferred income tax assets:
  Policyholder liabilities and receivables..................   $334          $324
  Net operating losses......................................     11            10
  Investments...............................................      3            --
  Litigation related........................................     --             5
                                                               ----          ----
                                                                348           339
  Less: Valuation allowance.................................     10            10
                                                               ----          ----
                                                                338           329
                                                               ----          ----
Deferred income tax liabilities:
  Investments...............................................     --             2
  Deferred policy acquisition costs.........................    361           357
  Net unrealized investment gains...........................      8            14
  Other.....................................................     12             2
                                                               ----          ----
                                                                381           375
                                                               ----          ----
Net deferred income tax liability...........................   $(43)         $(46)
                                                               ====          ====

7. COMMITMENTS, CONTINGENCIES AND GUARANTEES

LITIGATION

The Company and/or certain affiliates of it have faced claims, including class action lawsuits, alleging improper marketing and sales of individual life insurance policies, annuities or mutual funds. These claims are generally referred to as "sales practices claims."

The Company and its affiliates continue to defend themselves vigorously against these claims. Some individual sales practices claims have been resolved through settlement, won by dispositive motions, or, in a few instances, have gone to trial. Most of the current cases seek substantial damages, including in some cases punitive and treble damages and attorneys' fees. Additional litigation or arbitrations relating to the Company's and its affiliates marketing and sales of individual life insurance, annuities and brokerage products may be commenced in the future.

The SEC is conducting a formal investigation of New England Securities Corporation ("NES"), a subsidiary of NELICO, in response to NES informing the SEC that certain systems and controls relating to one NES advisory program were not operating effectively. NES is cooperating fully with the SEC.

Prior to filing MetLife's June 30, 2003 Form 10-Q, MetLife announced a $31 million after-tax charge related to New England Financial. MetLife notified the SEC about the nature of this charge prior to its announcement. The SEC is pursuing a formal investigation of the matter and, in December 2004, the Company received a Wells Notice in connection with the SEC investigation. The Wells Notice provides notice that the SEC staff is considering recommending that the SEC bring a civil action alleging violations of the U.S. securities laws. Under the SEC procedures, a recipient can respond to the SEC staff before the staff makes a formal recommendation regarding whether any action alleging violations of the U.S. securities laws should be considered. NELICO continues to cooperate fully with the SEC in its investigation.

Regulatory bodies have contacted the Company or its affiliates and have requested information relating to market timing and late trading of mutual funds and variable insurance products. The Company believes that these inquiries are similar to those made to many financial service companies as part of an industrywide investigation by various regulatory agencies into the practices, policies and procedures relating to trading in mutual fund shares. The Company

NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES
 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)

or its affiliates have responded and are fully cooperating with regard to these information requests and investigations. It is possible that additional requests for information and/or investigations may be commenced against the Company or its affiliates. The Company at the present time is not aware of any systemic problems with respect to such matters that may have a material adverse effect on the Company's consolidated financial position.

Wilmington Shipping Company ("WSC") and two of its employees have sued NELICO for in excess of $5 million in damages in federal court in North Carolina. WSC asserts that NELICO advised the investment of pension plan funds in a Developmental Property (real estate) account that caused plan losses of over $2 million. WSC also alleges that NELICO failed to give appropriate investment and plan termination advice to WSC plan trustees. NELICO has filed a motion for summary judgment, which is pending before the court.

MetLife has received a number of subpoenas and other requests from the Office of the Attorney General of the State of New York seeking information relating to compensation agreements between insurance brokers and MetLife and its affiliates. MetLife also has received a subpoena, including a set of interrogatories, from the Office of the Attorney General of the State of Connecticut seeking similar information and documents. MetLife also has received a Civil Investigative Demand from the Office of the Attorney General for the State of Massachusetts seeking information and documents concerning bids and quotes that the Company submitted to potential customers in Massachusetts, the identity of agents, brokers, and producers to whom the Company submitted such bids or quotes, and communications with a certain broker. Many insurance regulators have sent requests for information and documents to MetLife or its affiliates relating to broker compensation practices. MetLife is continuing to conduct an internal review of its commission payment practices. The Company continues to fully cooperate with these inquiries.

Various litigation, claims and assessments against the Company, in addition to those discussed above and those otherwise provided for in the Company's consolidated financial statements, have arisen in the course of the Company's business, including, but not limited to, in connection with its activities as an insurer, employer, investor, investment advisor and taxpayer. Further, state insurance regulatory authorities and other federal and state authorities regularly make inquiries and conduct investigations concerning the Company's compliance with applicable insurance and other laws and regulations.

SUMMARY

It is not feasible to predict or determine the ultimate outcome of all pending investigations and legal proceedings or provide reasonable ranges of potential losses, except as noted above in connection with specific matters. In some of the matters referred to above, very large and/or indeterminate amounts, including punitive and treble damages, are sought. Although in light of these considerations it is possible that an adverse outcome in certain cases could have a material adverse effect upon the Company's consolidated financial position, based on information currently known by the Company's management, in its opinion, the outcomes of such pending investigations and legal proceedings are not likely to have such an effect. However, given the large and/or indeterminate amounts sought in certain of these matters and the inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's consolidated net income or cash flows in particular quarterly or annual periods.

LEASES

In accordance with industry practice, certain of the Company's income from lease agreements with retail tenants is contingent upon the level of the tenants' sales revenues. Additionally, the Company, as lessee, has entered into various

NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES
 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)

lease and sublease agreements for office space, data processing and other equipment. Sublease income relating to these lease agreements were as follows:

                                                                                       GROSS RENTAL
                                                                  SUBLEASE INCOME        PAYMENTS
                                                               ---------------------   ------------
                                                                      (DOLLARS IN MILLIONS)
2005........................................................            $ 8                $19
2006........................................................            $ 8                $15
2007........................................................            $ 7                $11
2008........................................................            $ 5                $ 7
2009........................................................            $--                $ 4
Thereafter..................................................            $--                $ 4

GUARANTEES

In the course of its business, the Company has provided certain indemnities, guarantees and commitments to third parties pursuant to which it may be required to make payments now or in the future.

In particular, NELICO is a member in Advisors and owns 100% of the voting interest in Advisors. In the normal course of business, Advisors provides certain indemnifications to counterparties in contracts that cover certain third party claims and lawsuits. These obligations are often subject to time limitations that vary in duration, including contractual limitations and those that arise by operation of law, such as applicable statutes of limitation. The maximum potential obligation under the indemnities is not specified. Since this obligation is not subject to limitation, NELICO does not believe that it is possible to determine the maximum potential amount due under these indemnities in the future.

The Company's recorded liability at December 31, 2004 and 2003 for indemnities, guarantees and commitments is insignificant.

8. EMPLOYEE BENEFIT PLANS

PENSION BENEFIT AND OTHER BENEFIT PLANS

The Company participates in noncontributory defined benefit pension plans and a post retirement benefit plan sponsored by Metropolitan Life. The Company has no legal obligation under these plans and the Company's share of net expense is allocated based on salary ratios. The Company's share of pension expense was $5 million, $7 million and $5 million in 2004, 2003 and 2002, respectively. The Company's share of other postretirement benefit expense was $3 million, $4 million and $3 million for 2004, 2003 and 2002, respectively.

The Company also participates in multi-employer plans that provide pension and other postretirement benefits. Contributions of $13 million, $14 million and $12 million were made to these plans for the years ended December 31, 2004, 2003 and 2002, respectively.

SAVINGS AND INVESTMENT PLANS

MetLife sponsors savings and investment plans for substantially all employees under which the Company matches a portion of employee contributions. The Company contributed $1 million for each of the years ended December 31, 2004, 2003 and 2002, respectively.

9. STOCKHOLDER'S EQUITY

PREFERRED STOCK

Effective December 30, 1998, the Company issued 200,000 shares of Series A Adjustable Rate Cumulative Preferred Stock, which are held by MetLife Credit Corporation, a subsidiary of Metropolitan Life, at par value of $1,000 per share. Dividends are paid quarterly in arrears at the Applicable Rate which will be recalculated on the first business day after each quarterly dividend payment date based on the product of (1 - the highest federal income tax rate for

NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES
 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)

corporations applicable during such dividend period) times (the "AA" Composite Commercial Paper (Financial) Rate + 180 basis points).

The Company redeemed 100,000 shares on August 5, 2003 with the approval of the Massachusetts Commissioner of Insurance (the "Commissioner"), leaving 100,000 shares outstanding. Under terms of the agreement, the remaining $100 million of Preferred Stock must be redeemed by December 30, 2005.

DIVIDEND RESTRICTIONS

Stockholder dividends or other distributions proposed to be paid by NELICO must be approved by the Commissioner if such dividends or distributions, together with other dividends or distributions made within the preceding 12 months, exceed the greater of (i) 10% of NELICO's statutory surplus as of the immediately preceding calendar year or (ii) NELICO's statutory net gain from operations for the immediately preceding calendar year. In addition, dividends cannot be paid from a source other than statutory unassigned funds surplus without prior approval of the Commissioner. Since NELICO's statutory unassigned funds surplus is less than zero, NELICO cannot pay any dividends without prior approval of the Commissioner.

The Company paid no common stockholder dividends for the years ended December 31, 2004, 2003 and 2002. The Company paid preferred dividends of $2 million, $3 million and $5 million during the years ended December 31, 2004, 2003 and 2002, respectively, with prior approval of the Commissioner. Under SFAS 150, dividends paid on the Company's preferred stock is treated as an interest expense in 2004 (See Note 10).

STATUTORY EQUITY AND INCOME

The National Association of Insurance Commissioners adopted the Codification of Statutory Accounting Principles ("Codification"). Codification was intended to standardize regulatory accounting and reporting to state insurance departments. However, statutory accounting principles continue to be established by individual state laws and permitted practices.

Statutory accounting practices primarily differ from GAAP by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions, reporting shares subject to mandatory redemption as surplus instead of liabilities, and valuing securities on a different basis.

Statutory net income (loss) of the Company, as filed with the Commonwealth of Massachusetts Division of Insurance (the "Division"), was $73 million, $49 million and $(46) million for the years ended December 31, 2004, 2003 and 2002, respectively; statutory capital and surplus, as filed, was $372 million and $327 million at December 31, 2004 and 2003, respectively.

NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES
 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)

OTHER COMPREHENSIVE INCOME

The following table sets forth the reclassification adjustments required for the years ended December 31, 2004, 2003 and 2002 in other comprehensive income
(loss) that are included as part of net income for the current year that have been reported as a part of other comprehensive income (loss) in the current or prior year:

                                                              YEARS ENDED DECEMBER 31,
                                                              -------------------------
                                                              2004      2003      2002
                                                              -----     -----     -----
                                                                (DOLLARS IN MILLIONS)
Holding gains on investments arising during the year........  $ (5)     $ 20       $ 9
Income tax effect of holding gains..........................     2       (16)       (2)
Reclassification adjustments:
  Recognized holding (gains) losses included in current year
    income..................................................   (16)       (7)       16
  Amortization of premium and accretion of discounts on
    investments.............................................     4         5         1
  Income tax effect.........................................     4         2        (6)
Allocation of holding (gains) losses on investments relating
  to other policyholder amounts.............................     1       (14)        4
Income tax effect of allocation of holding (gains) losses to
  other policyholder amounts................................    --        10        (2)
                                                              ----      ----       ---
Net unrealized investment gains.............................   (10)       --        20
                                                              ----      ----       ---
Other comprehensive income (losses).........................  $(10)     $ --       $20
                                                              ====      ====       ===

10. OTHER EXPENSES

Other expenses were comprised of the following:

                                                              YEARS ENDED DECEMBER 31,
                                                              -------------------------
                                                              2004      2003      2002
                                                              -----     -----     -----
                                                                (DOLLARS IN MILLIONS)
Compensation................................................  $  54     $  69     $  74
Commissions.................................................    127       194       228
Interest and debt issue cost................................      2         1        --
Amortization of policy acquisition costs....................    117       166       107
Capitalization of policy acquisition costs..................   (132)     (181)     (174)
Insurance taxes, licenses, and fees.........................     17        17         8
Agency allowances...........................................     56        50        70
Rent, net of sublease income................................      2         4         4
Minority interest...........................................     45        32        25
Other.......................................................    185       197       178
                                                              -----     -----     -----
Total other expenses........................................  $ 473     $ 549     $ 520
                                                              =====     =====     =====

11. ACQUISITIONS AND DISPOSITIONS

On October 1, 2004, Newbury, a subsidiary of NELICO, was sold to MetLife. Total assets and liabilities of the entity sold at the date of sale were $33 million and $17 million, respectively. Total net income of the entity sold included in the consolidated statements of income was $1 million for the years ended December 31, 2004 and 2003. Total net income of the entity sold included in the consolidated statements of income was less than $1 million for the year ended December 31, 2002.

On October 8, 2004, NEPA, a subsidiary of NELICO, was sold to MTL. Total assets and liabilities of the entity sold at the date of sale were $8 million and less than $1 million, respectively. Total net income of the entity sold included in the consolidated statements of income was insignificant for the years ended December 31, 2004, 2003 and 2002.

NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES
 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)

On August 1, 2003, NLS, a subsidiary of NLHC, was sold to MetLife and as a result, the Company recognized an increase of $7 million to equity. Total assets and liabilities of the entity sold at the date of sale were $21 million and $10 million, respectively. Total net losses of the entity sold included in the consolidated statements of income were ($1) million and ($17) million for the years ended December 31, 2003 and 2002, respectively.

On October 1, 2003, NLHC and its wholly owned subsidiary, NLA, were sold to MetLife and as a result, the Company recognized an increase of $4 million to equity. Total assets and liabilities of the entities sold at the date of sale were $7 million and $2 million, respectively. Total net losses of the entity sold, all of which are attributable to NLS, are included in the consolidated statements of income.

During December 2003, NELHC was dissolved. The entity was a wholly owned subsidiary of NELICO. The Company assumed a net $16 million in assets and liabilities, including the ownership of Advisors and NES. The Company recognized no gain or loss on this disposition.

12. FAIR VALUE INFORMATION

The estimated fair values of financial instruments have been determined by using available market information and the valuation methodologies described below. Considerable judgment is often required in interpreting market data to develop estimates of fair value. Accordingly, the estimates presented herein may not necessarily be indicative of amounts that could be realized in a current market exchange. The use of different assumptions or valuation methodologies may have a material effect on the estimated fair value amounts.

Amounts related to the Company's financial instruments were as follows:

                                                              CARRYING   ESTIMATED
DECEMBER 31, 2004                                              VALUE     FAIR VALUE
-----------------                                             --------   ----------
                                                              (DOLLARS IN MILLIONS)
Assets:
  Fixed maturities..........................................    $846        $846
  Equity securities.........................................       1           1
  Mortgage loans on real estate.............................       9           9
  Policy loans..............................................     308         308
  Short-term investments....................................      30          30
Liabilities:
  Policyholder account balances.............................     377         363
  Shares subject to mandatory redemption....................     100         100

                                                              CARRYING   ESTIMATED
DECEMBER 31, 2003                                              VALUE     FAIR VALUE
-----------------                                             --------   ----------
                                                              (DOLLARS IN MILLIONS)
Assets:
  Fixed maturities..........................................    $702        $702
  Equity securities.........................................      35          35
  Mortgage loans on real estate.............................       9           9
  Policy loans..............................................     279         279
  Short-term investments....................................      25          25
  Cash and cash equivalents.................................      33          33
Liabilities:
  Policyholder account balances.............................     365         350

NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES
 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)

The methods and assumptions used to estimate the fair values of financial instruments are summarized as follows:

FIXED MATURITIES AND EQUITY SECURITIES

The fair value of fixed maturities and equity securities are based upon quotations published by applicable stock exchanges or received from other reliable sources. For securities for which the market values were not readily available, fair values were estimated using quoted market prices of comparable investments.

MORTGAGE LOANS ON REAL ESTATE

Fair values for mortgage loans on real estate are estimated by discounting expected future cash flows, using current interest rates for similar loans with similar credit risk.

POLICY LOANS

The carrying value of policy loans approximate fair value.

CASH AND CASH EQUIVALENTS AND SHORT-TERM INVESTMENTS

The carrying values for cash and cash equivalents and short-term investments approximated fair market values due to the short-term maturities of these instruments.

POLICYHOLDER ACCOUNT BALANCES

The fair value of policyholder account balances is estimated by discounting expected future cash flows, based upon interest rates currently being offered for similar contracts with maturities consistent with those remaining for the agreements being valued.

SHARES SUBJECT TO MANDATORY REDEMPTION

Shares subject to mandatory redemption are determined by discounting expected future cash flows using risk rates currently available for debt with similar terms and remaining maturities.

DERIVATIVE FINANCIAL INSTRUMENTS

The fair value of derivative instruments, specifically foreign currency swaps, are based upon quotations obtained from dealers or other reliable sources. See
Note 3 for derivative fair value disclosures.

13. RELATED PARTY TRANSACTIONS

At December 31, 2004, the Company has short-term debt, in the form of mandatorily redeemable preferred stock, outstanding of $100 million to MetLife Credit Corporation, a wholly owned subsidiary of MetLife Holdings, Inc. During 2003, the Company redeemed $100 million of outstanding preferred stock. The Company paid $2 million of interest in 2004, and $3 million and $5 million of dividends on the preferred stock in 2003 and 2002, respectively.

Effective January 2003, the Company entered into a reinsurance contract with Metropolitan Life. Metropolitan Life reinsures substantially all of the Company's supplementary contracts without life contingencies. The Company ceded reserves of $55 million and $39 million at December 31, 2004 and 2003, respectively.

During 2002, the Company received $27 million from Metropolitan Life for the purchase of the Company's computers, furniture and other fixed assets at net book value. Metropolitan Life charged the Company $1 million, $2 million and $1 million for the use of the assets in 2004, 2003 and 2002, respectively.

Metropolitan Life and the Company have a Master Service Agreement under which Metropolitan Life provides all administrative, accounting, legal and similar services to the Company. Metropolitan Life charged the Company $167 million, $175 million and $154 million for administrative services in 2004, 2003 and 2002, respectively.

NEW ENGLAND LIFE INSURANCE COMPANY AND SUBSIDIARIES
 NOTES TO CONSOLIDATED FINANCIAL STATEMENTS--(CONTINUED)

The Company has various reinsurance agreements with affiliated entities. The Company had ceded premium of $3 million, $2 million and $3 million in 2004, 2003 and 2002, respectively.

Since the Company is a member of a controlled group of affiliate companies its results may not be indicative of those of a stand alone entity.

                 NEW ENGLAND VARIABLE ANNUITY SEPARATE ACCOUNT


PART C.    OTHER INFORMATION

ITEM 24.   Financial Statements and Exhibits

(a)  Financial Statements

     The following financial statements of the Registrant are included in Part B of this Post-Effective Amendment to the Registration Statement on Form N-4:

     Statement of Assets and Liabilities as of December 31, 2004.

     Statement of Operations for the year ended December 31, 2004.

     Statements of Changes in Net Assets for the years ended December 31, 2004 and 2003.

     Notes to Financial Statements as of December 31, 2004.

     The following financial statements of the Depositor are included in Part B of this Post-Effective Amendment to the Registration Statement on Form N-4:

     Consolidated Balance Sheets as of December 31, 2004 and 2003.

     Consolidated Statements of Income for the years ended December 31, 2004, 2003 and 2002.

     Consolidated Statements of Stockholder's Equity for the years ended December 31, 2004, 2003 and 2002.

     Consolidated Statements of Cash Flows for the years ended December 31, 2004, 2003 and 2002.

     Notes to Consolidated Financial Statements.

(b)  Exhibits

(1) Resolutions of the Board of Directors of New England Variable Life Insurance Company, the Depositor, establishing the New England Variable Life Separate Account (effective July 1, 1994), the Registrant, are incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (No. 033-85442) filed on May 1, 1998.

(2) None.

(3) (i) Form of Distribution Agreement is incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (No. 033-85442) filed on May 1, 1998.


                                      III-1

     (ii) Form of Selling Agreement with other broker-dealers is incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (No. 033-85442) filed on May 1, 1998.

     (iii) Additional Form of Selling Agreement with broker-dealers is incorporated herein by reference to Registration Statement on Form N-4 (No. 033-64879) filed on December 11, 1995.

     (iv) Additional Forms of Selling Agreement are incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 (No. 033-85442) filed on April 30, 1997.

(4) (i) Form of Variable Annuity Contract is incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (No. 033-85442) filed on May 1, 1998.

     (ii) Forms of Endorsements (TSA, Simple IRA, Living Benefits and Section 1035 Exchange, Contract Loan, Roth IRA, 72(s) and IRA) are incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (No. 033-85442) filed on May 1, 1998.

     (iii) Forms of Endorsement (Death Benefit, Contract Loan and Company Name Change) are incorporated herein by reference to Post-Effective Amendment No. 6 to Registration Statement on Form N-4 (No. 033-85442) filed on June 30, 1998.

     (iv) Form of Endorsement (IRA) is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 (No. 033-85442) filed on January 21, 1999.

     (v) Forms of Endorsement (Dollar Cost Averaging and 72(s)) are incorporated herein by reference to Post-Effective Amendment No. 9 to the Registration Statement on Form N-4 (No. 033-85442) filed on April 28, 1999.

     (vi) Form of Endorsements (TSA and Death Benefit) are incorporated herein by reference to Post-Effective Amendment No. 10 to the Registration Statement on Form N-4 (No. 033-85442) filed on April 27, 2000.

     (vii) Form of Endorsement (Extension of Maturity Age- Pennsylvania) is incorporated herein by reference to Post-Effective Amendment No. 11 to the Registration Statement on Form N-4 (No. 033-85442) filed on January 19, 2001.

     (viii) Forms of Endorsements (VE-AMF-1 (05/01) and VE-AMF-2 (05/01) Mortality and Expense Charge) are incorporated herein by reference to Post-Effective Amendment No. 12 to the Registration Statement on Form N-4 (No. 033-85442) filed on February 28, 2001.

     (ix) Forms of Endorsements: Tax Sheltered Annuity Endorsement NEL-398.2(09/02); 401 Plan Endorsement NEL-401.2 (09/02); Simple Individual Retirement Annuity Endorsement (NEL-439.1 (09/02); Roth Individual Retirement Annuity Endorsement NEL-446.2 (09/02) are incorporated herein by reference to Post-Effective Amendment No. 23 to the Registration Statement of New England Variable Annuity Separate Account on form N-4 (No. 333-51676/811-8828) filed on April 25, 2003.

     (x)  Form of Endorsement: Individual Retirement Annuity Endorsement NEL
408.2 (9/02) is incorporated herein by reference to Registrant's Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 (No. 333-51676) filed on April 29, 2004.

(5) (i) Form of Application is incorporated herein by reference to the Registration Statement on Form N-4 (No. 033-64879) filed on December 11, 1995.

     (ii) Additional Form of Application is incorporated herein by reference to Post-Effective Amendment No. 7 to the Registration Statement on Form N-4 (No. 033-85442) filed on January 21, 1999.


                                      III-2

    (iii) Additional Form of Application is incorporated herein by reference to Post-Effective Amendment No. 10 to the Registration Statement on Form N-4 (No. 033-85442) filed on April 27, 2000.

    (iv) Form of Application (NEV APP-31 (02/2000) AGS is incorporated herein by reference to Post-Effective Amendment No. 15 to the Registration Statement on Form N-4 (No. 033-85442) filed on April 25, 2003.

(6) (i) Amended and Restated Articles of Organization of Depositor dated August 30, 1996 (effective September 4, 1996) is incorporated herein by reference to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4 (No. 033-85442) filed on April 30, 1997.

    (ii) Amended and Restated By-Laws of Depositor are incorporated herein by reference to Post-Effective Amendment No. 5 to the Registration Statement on Form N-4 (No. 033-85442) filed on May 1, 1998.

    (iii) Amendments (dated December 2, 1998) to Amended and Restated Articles of Organization of Depositor are incorporated herein by reference to Post-Effective Amendment No. 9 to the Registration Statement on Form N-4 (No. 033-85442) filed on April 28, 1999.

    (iv) Amended and Restated By-Laws of Depositor (effective March 16, 2001) are incorporated herein by reference to Post-Effective Amendment No. 13 to the Registration Statement on Form N-4 (No. 033-85442) filed on April 27, 2001.

(7) None

(8) (i) Form of Participation Agreement among Metropolitan Series Fund, Inc., Metropolitan Life Insurance Company and New England Life Insurance Company is incorporated herein by reference to Post-Effective Amendment No. 26 to the Registration Statement of Metropolitan Series Fund, Inc. on Form N-1A (File No. 2-80751) filed April 6, 2000.

    (ii) Participation Agreement among Metropolitan Series Fund, Inc., Metropolitan Life Insurance Company and New England Life Insurance Company dated May 1, 2000 is incorporated herein by reference to Post-Effective Amendment No. 11 to the Registration Statement on Form N-4 (No. 033-85442) filed on January 19, 2001.

    (iii) Participation Agreement among New England Zenith Fund, New England Investment Management, Inc., New England Securities Corporation and New England Life Insurance Company dated May 1, 2000 is incorporated herein by reference to Post-Effective Amendment No. 11 to the Registration Statement on Form N-4 (No. 033-85442) filed on January 19, 2001.

    (iv) Participation Agreement among Met Investors Series Trust, Met Investors Advisory Corp., Met Investors Distribution Company and New England Life Insurance Company dated April 30, 2001 is incorporated herein by reference to the initial Registration Statement (No. 333-73676) of the New England Variable Life Separate Account on Form S-6 filed on November 19, 2001.

    (v) Fund Participation Agreement among American Funds Insurance Series, Capital Research and Management Company, and New England Life Insurance Company dated April 30, 2001 is incorporated herein by reference to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-4 (No. 333-51676/811-
8828) filed on May 15, 2001.

(9) Opinion and Consent of Marie C. Swift, Esq. (NELICO) is incorporated herein by reference to Post-Effective Amendment No. 17 to the Registration Statement on Form N-4 (No. 033-85442) filed on April 29, 2004.

(10)(i) Consent of Deloitte & Touche, LLP filed herewith.

    (ii) Consent of Sutherland Asbill & Brennan LLP filed herewith.

    (iii) Consent of Marie C. Swift, Esq. (NELICO) is filed herewith.

(11) None

(12) None

(13) Schedules of Computations for Performance Quotations are incorporated herein by reference to Post-Effective Amendment No. 6 to the Registration Statement on Form N-4 (No. 033-85442) filed on June 30, 1998.


                                      III-3

(14) Powers of Attorney are incorporated herein by reference to the Registration Statement of the New England Variable Life Separate Account, Post-Effective Amendment No. 1 on Form N-6 (File No. 333-73676) filed as Exhibit (r)(i) on December 13, 2002; except for Eileen McDonnell whose power of attorney was filed with Post-Effective Amendment No. 6 to the Registration Statement of New England Variable Life Separate Account on Form N-6 (File No. 333-73676) filed as Exhibit
(r)(ii) on September 5, 2003; Joseph J. Prochaska, Jr., whose power of attorney was filed with Post-Effective Amendment No. 3 to the Registration Statement of New England Variable Life Separate Account on Form N-6, File No. 333-103193, filed as Exhibit (r)(iii) on April 14, 2004; and Lisa M. Weber, Michael K. Farrell and Hugh C. McHaffie, whose powers of attorney were filed with Post-Effective Amendment No. 8 on Form N-6 (File No. 333-73676) filed as Exhibit
(r)(iv) on January 19, 2005.


ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

Name and Principal Business Address         Positions and Offices with Depositor

Lisa M. Weber(2)                            Chairman, President and Chief
                                            Executive Officer


Michael K. Farrell(5)                       Director


Eileen McDonnell(4)                         Director and President, New England
                                            Financial Distribution

Hugh C. McHaffie(1)                         Senior Vice President and Director

Catherine A. Rein(2)                        Director

Stanley J. Talbi(2)                         Director


Vacant                                      Secretary and Clerk


Robert L. Ghegan(3)                         Senior Vice President

Alan C. Leland, Jr.(1)                      Senior Vice President

Joseph J. Prochaska, Jr.(2)                 Senior Vice President and Chief
                                            Accounting Officer

William J. Wheeler(2)                       Director

Anthony J. Williamson(2)                    Senior Vice President and Treasurer
                                            (Principal Financial Officer)

-----------------
(1)   New England Financial, 501 Boylston Street, Boston, MA 02117

(2)   MetLife, 1 MetLife Plaza, 27-01 Queens Plaza North, Long Island City, NY
      11101

(3)   287 Columbus Avenue, Boston, MA 02116

(4)   One Financial Center, 20th Floor, Boston, MA 02111

(5)   10 Park Avenue, Morristown, NJ 07962




                                      III-4

ITEM 26 PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

      The Registrant is a separate account of New England Life Insurance Company under Massachusetts Insurance Law. New England Life Insurance Company is a wholly-owned, indirect subsidiary of Metropolitan Life Insurance Company, which is Organized Under the Laws of New York. Metropolitan Life Insurance Company is a wholly-owned subsidiary of Metlife, Inc. a publicly traded company. The following outline indicates those entities that are controlled by Metlife, Inc. or are under the common control of Metlife, Inc. No person is Controlled by the Registrant.


                                     III-5

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                              AS OF MARCH 31, 2005

The following is a list of subsidiaries of MetLife, Inc. updated as of March 31, 2005. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.

A.    MetLife Group, Inc. (NY)

B.    MetLife Bank National Association (USA)

C.    Exeter Reassurance Company, Ltd. (Bermuda)

D.    MetLife Taiwan Insurance Company Limited (Taiwan)

E.    Metropolitan Tower Life Company (DE)

      1.    TH Tower NGP, LLC (DE)

      2. Partners Tower, L.P. - a 99% limited partnership interest of Partners Tower, L.P. is held by Metropolitan Tower Life Company and 1% general partnership interest is held by TH Tower NGP, LLC (DE)

      3.    TH Tower Leasing, LLC (DE)

F. MetLife Pensiones S.A. (Mexico)- 97.4738% is owned by Metlife, Inc. and 2.5262% is owned by Metropolitan Asset Management Corporation.

G. MetLife Chile Inversiones Limitada (Chile)- 99.9999999% is owned by MetLife, Inc. and 0.0000001% is owned by Natiloportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile)- 99.99% is owned by MetLife Chile Inversiones Limitada, and 0.01% is owned by MetLife International Holdings, Inc.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile)- 99.99% is owned by MetLife Chile Seguros de Vida S.A., and 0.01% is owned by MetLife Chile Inversiones Limitada.

H. MetLife Mexico S.A. (Mexico)- 98.70541% is owned by Metlife, Inc., 1.27483% is owned by Metropolitan Asset Management Corporation and 0.01976% is owned by Metlife International Holdings, Inc.

      1. MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. (Mexico) and 0.01% is owned by MetLife Pensiones S.A.

            a) Met1 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

            b) Met2 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

I. MetLife Mexico Servicios, S.A. de C.V. (Mexico)- 98% is owned by MetLife, Inc. and 2% is owned by MetLife International Holdings, Inc.

J.    Metropolitan Life Seguros de Vida S.A. (Uruguay)

K.    MetLife Securities, Inc. (DE)

L.    Enterprise General Insurance Agency, Inc. (DE)

      1.    MetLife General Insurance Agency of Texas, Inc. (DE)

      2.    MetLife General Insurance Agency of Massachusetts, Inc. (MA)

M.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    Met P&C Managing General Agency, Inc. (TX)

      5.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      6.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      7.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      8.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

N.    Cova Corporation (MO)

      1.    Texas Life Insurance Company (TX)

            a)    Texas Life Agency Services, Inc. (TX)

            b)    Texas Life Agency Services of Kansas, Inc. (KS)

      2.    Cova Life Management Company (DE)

O.    MetLife Investors Insurance Company (MO)

      1.    MetLife Investors Insurance Company of California (CA)

P.    First MetLife Investors Insurance Company

Q.    N.L. Holding Corp. (DEL) (NY)

      1.    Nathan & Lewis Associates, Inc. (NY)

            a)    Nathan and Lewis Insurance Agency of Massachusetts, Inc. (MA)

            b)    Nathan and Lewis Associates of Texas, Inc. (TX)

R.    Walnut Street Securities, Inc. (MO)

      1.    Walnut Street Advisers, Inc. (MO)

S.    Newbury Insurance Company, Limited

T.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors USA Insurance Company (DE)

      2.    MetLife Investors Distribution Company (MO)

      3.    Met Investors Advisory, LLC (DE)

      4.    MetLife Investors Financial Agency, Inc. (TX)

U.    MetLife International Holdings, Inc. (DE)

      1.    Natiloportem Holdings, Inc. (DE)

            a)    Servicios Administrativos Gen, S.A. de C.V. (Mexico)

                  (1) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  (2) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      2. MetLife India Insurance Company Private Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.

      3.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.9987% is owned by Metlife International Holdings, Inc. and 0.0013% is owned by Natiloporterm Holdings, Inc.

      4. Metropolitan Life Seguros de Retiro S.A. (Argentina)- 95% is owned by MetLife International Holdings, Inc. and 5% is owned by Natiloportem Holdings, Inc.

      5. Metropolitan Life Seguros de Vida S.A. (Argentina)- 95% is owned by MetLife International Holdings, Inc. and 5% is owned by Natiloportem Holdings, Inc.

            a) Met AFJP S.A. (Argentina)- 95% of the shares of Met AFJP S.A. are owned by Metropolitan Life Seguros de Vida S.A. and 5% of the shares of Met AFJP S.A. are held by Metropolitan Seguros de Retiro S.A.

      6.    MetLife Insurance Company of Korea Limited (South Korea)

      7. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 99.999999% is owned by MetLife International Holdings, Inc. and 0.000001% is owned by Natiloportem Holdings, Inc.

            a)    Soma Seguradora, S.A. (Brazil)

V.    Metropolitan Life Insurance Company (NY)

      1.    334 Madison Avenue BTP-D Holdings, LLC (DE)

      2.    334 Madison Avenue BTP-E Holdings, LLC (DE)

      3.    334 Madison Avenue Euro Investments, Inc. (DE)

            a) Park Twenty Three Investments Company (United Kingdom)- 99% of the voting control of Park Twenty Three Investments Company is held by 334 Madison Euro Investments, Inc. and 1% voting control is held by St. James Fleet Investments Two Limited.

                  (1) Convent Station Euro Investments Four Company (United Kingdom)- 99% of the voting control of Convent Station Euro Investments Four Company is held by Park Twenty Three Investments Company and 1% voting control is held by 334 Madison Euro Investments, Inc. as nominee for Park Twenty Three Investments Company.

      4. St. James Fleet Investments Two Limited (Cayman Islands)- 34% of the shares of St. James Fleet Investments Two Limited is held by Metropolitan Life Insurance Company.

      5. One Madison Investments (Cayco) Limited (Cayman Islands)- 89.9% of the voting control of One Madison Investments (Cayco) Limited is held by Metropolitan Life Insurance Company and 10.1% voting control is held by Convent Station Euro Investments Four Company.

      6. CRB Co, Inc. (MA)- AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares of CRB Co., Inc. and AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB, Co., Inc.

      7.    GA Holding Corp. (MA)

      8.    CRH Co., Inc. (MA)

      9.    L/C Development Corporation (CA)

      10.   Benefit Services Corporation (GA)

      11.   Thorngate, LLC (DE)

      12.   Alternative Fuel I, LLC (DE)

      13.   Transmountain Land & Livestock Company (MT)

      14.   MetPark Funding, Inc. (DE)

      15.   HPZ Assets LLC (DE)

      16.   MetDent, Inc. (DE)

      17.   Missouri Reinsurance (Barbados), Inc. (Barbados)

      18.   Metropolitan Tower Realty Company, Inc. (DE)

      19. P.T. MetLife Sejahtera (Indonesia)-95.21% of P.T. MetLife Sejahtera is held by Metropolitan Life Insurance Company

      20.   MetLife (India) Private Ltd. (India)

      21.   Metropolitan Marine Way Investments Limited (Canada)

      22.   MetLife Private Equity Holdings, LLC (DE)

      23. Sino-US MetLife Insurance Company, Ltd (China)- 50% of Sino-US MetLife Insurance Company is held by Metropolitan Life Insurance Company

      24.   23rd Street Investments, Inc. (DE)

            a) Mezzanine Investment Limited Partnership-BDR (DE). Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-BDR and 23rd Street Investments, Inc. is a 1% general partner.

            b) Mezzanine Investment Limited Partnership-LG (DE). 23rd Street Investments, Inc. is a 1% general partner of Mezzanine Investment Limited Partnership-LG. Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-LG.

      25.   Metropolitan Realty Management, Inc. (DE)

      26.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      27.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

      28.   Bond Trust Account A (MA)

      29.   Metropolitan Asset Management Corporation (DE)

            a) MetLife Capital Credit L.P. (DE)- 90% of MetLife Capital Credit L.P. is held directly by Metropolitan Life Insurance Company and 10% General Partnership interest of MetLife Capital Credit L.P. is held by Metropolitan Asset Management Corporation.

                  (1)   MetLife Capital CFLI Holdings, LLC (DE)

                        (a)   MetLife Capital CFLI Leasing, LLC (DE)

            b) MetLife Capital Limited Partnership (DE)- 73.78% Limited Partnership interest is held directly by Metropolitan Life Insurance Company and 9.58% Limited Partnership and 16.64% General Partnership interests are held by Metropolitan Asset Management Corporation.

            c) MetLife Investments Asia Limited (Hong Kong)- One share of MetLife Investments Asia Limited is held by W&C Services, Inc., a nominee of Metropolitan Asset Management Corporation.

            d) MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and MetLife Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

            e) MetLife Investments, S.A. (Argentina)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and MetLife Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

            f) MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and MetLife Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

      30.   New England Life Insurance Company (MA)

            a)    MetLife Advisers, LLC (MA)

            b)    New England Securities Corporation (MA)

                  (1)   Hereford Insurance Agency, Inc. (MA)

            c)    Omega Reinsurance Corporation (AZ)

      31.   GenAmerica Financial, LLC (MO)

            a)    GenAmerica Capital I (DE)

            b)    General American Life Insurance Company (MO)

                  (1)   Paragon Life Insurance Company (MO)

                  (2)   GenAmerica Management Corporation (MO)

                  (3)   Reinsurance Group of America, Incorporated (MO)

                        (a)   Reinsurance Company of Missouri, Incorporated (MO)

                              (i)   RGA Reinsurance Company (MO)

                                    (A)   Fairfield Management Group, Inc. (MO)

                                          (aa)  Reinsurance Partners, Inc. (MO)

                                          (bb)  Great Rivers Reinsurance
                                                Management, Inc. (MO)

                                          (cc)  RGA (U.K.) Underwriting Agency
                                                Limited (United Kingdom)

                              (ii) Triad Re, Ltd. (Barbados)-67% of Triad Re, Ltd. is held by Reinsurance Group of America, Incorporated and 100% of the preferred stock of Triad Re, Ltd. is also held by Reinsurance Group of America Incorporated.

                              (iii) RGA Sigma Reinsurance SPC (Cayman Islands)

                              (iv)  RGA Americas Reinsurance Company, Ltd.
                                    (Barbados)

                              (v) RGA Reinsurance Company (Barbados) Ltd. (Barbados)

                                    (A)   RGA Financial Group, L.L.C. (DE)- 80%
                                          of RGA Financial Group, L.L.C. is held
                                          by RGA Reinsurance Company (Barbados)
                                          Ltd. and 20% of RGA Financial Group,
                                          LLC is held by RGA Reinsurance Company

                              (vi)  RGA Life Reinsurance Company of Canada
                                    (Canada)

                              (vii) RGA International Corporation (Nova Scotia)

                                    (A)   RGA Financial Products Limited
                                          (Canada)

                              (viii)RGA Holdings Limited (U.K.) (United Kingdom)

                                    (A)   RGA UK Services Limited (United
                                          Kingdom)

                                    (B)   RGA Capital Limited U.K. (United
                                          Kingdom)

                                    (C)   RGA Reinsurance (UK) Limited (United
                                          Kingdom)

                              (ix) RGA South African Holdings (Pty) Ltd. (South Africa)

                                    (A)   RGA Reinsurance Company of South
                                          Africa Limited (South Africa)

                              (x)   RGA Australian Holdings PTY Limited
                                    (Australia)

                                    (A)   RGA Reinsurance Company of Australia
                                          Limited (Australia)

                                    (B)   RGA Asia Pacific PTY, Limited
                                          (Australia)

                              (xi) General American Argentina Seguros de Vida, S.A. (Argentina)

                              (xii) Malaysia Life Reinsurance Group Berhad
                                    (Malaysia)- 30% interest of Malaysia Life
                                    Reinsurance Group Berhad is held by
                                    Reinsurance Group of America, Incorporated.

                              (xiii)RGA Technology Partners, Inc. (MO)

                              (xiv) RGA International Reinsurance Company
                                    (Ireland)

      32.   Corporate Real Estate Holdings, LLC (DE)

      33. Ten Park SPC (CAYMAN ISLANDS ) - 1% voting control is held by Metropolitan Asset Management Corporation

      34.   Tower Resources Group, Inc. (DE)

      35.   Headland Development Corporation (CA)

      36.   Headland - Pacific Palisades, LLC (CA)

      37.   Headland Properties Associates (CA)

      38.   Krisman, Inc. (MO)

      39.   Special Multi-Asset Receivables Trust (DE)

      40.   White Oak Royalty Company (OK)

The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent entity, unless otherwise indicated.

In addition to the entities shown on the organizational chart, MetLife, Inc. (or where indicated, a subsidiary) also owns interests in the following entities:

1) Metropolitan Life Insurance Company owns varying interests in certain mutual funds distributed by its affiliates. These ownership interests are generally expected to decrease as shares of the funds are purchased by unaffiliated investors.

2) Metropolitan Life Insurance Company indirectly owns 100% of the non-voting preferred stock of Nathan and Lewis Associates Ohio, Incorporated, an insurance agency. 100% of the voting common stock of this company is held by an individual who has agreed to vote such shares at the direction of N.L. HOLDING CORP. (DEL), a direct wholly owned subsidiary of MetLife, Inc.

3) Mezzanine Investment Limited Partnerships ("MILPs"), Delaware limited partnerships, are investment vehicles through which investments in certain entities are held. A wholly owned subsidiary of Metropolitan Life Insurance Company serves as the general partner of the limited partnerships and Metropolitan Life Insurance Company directly owns a 99% limited partnership interest in each MILP. The MILPs have various ownership and/or debt interests in certain companies.

4) New England Life Insurance Company ("NELICO"), owns 100% of the voting stock of Omega Reinsurance Corporation. NELICO does not have a financial interest in this subsidiary.

5) 100% of the capital stock of Fairfield Insurance Agency of Texas, Inc. is owned by an officer. New England Life Insurance Company controls the issuance of additional stock and has certain rights to purchase such officer's shares.

6) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

NOTE: THE METLIFE, INC. ORGANIZATIONAL CHART DOES NOT INCLUDE REAL ESTATE JOINT VENTURES AND PARTNERSHIPS OF WHICH METLIFE, INC. AND/OR ITS SUBSIDIARIES IS AN INVESTMENT PARTNER. IN ADDITION, CERTAIN INACTIVE SUBSIDIARIES HAVE ALSO BEEN OMITTED.

ITEM 27. NUMBER OF CONTRACTOWNERS

      As of February 28, 2005, there were 20,188 owners of tax-qualified contracts and 14,319 owners of non-qualified Contracts.

ITEM 28. INDEMNIFICATION

     The Depositor's parent, MetLife, Inc. has secured a Financial Institution Bond in the amount of $50,000,000, subject to a $5,000,000 deductible. MetLife, Inc. also maintains a Directors' and Officers' liability coverage with a limit of $400 million under which the Depositor and New England Securities Corporation, the Registrant's principal underwriter (the "Underwriter"), as well as certain other subsidiaries of MetLife, Inc. are also covered. A provision in MetLife, Inc.'s by-laws provides for the indemnification (under certain circumstances) of individuals serving as directors or officers of certain organizations, including the Depositor and the Underwriter. A provision in the Depositor's by-laws provides for the indemnification (under certain circumstances) of individuals serving as directors or officers or employees of the Depositor.

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers or controlling persons (if any) of the Underwriter or Depositor pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification may be against public policy as expressed in the act and may be, therefore, unenforceable.

     In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor or Underwriter of expenses incurred or paid by a director, officer or controlling person of the Depositor or Underwriter in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Depositor or Underwriter will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITERS

      (a) New England Securities Corporation also serves as principal underwriter For:

      New England Variable Annuity Fund I
      New England Variable Life Separate Account
      New England Life Retirement Investment Account
      The New England Variable Account

      (b) The directors and officers of the Registrant's principal underwriter, New England Securities Corporation, and their addresses are as follows:


                                     III-7

Name                                             Positions and Offices with
                                                    Principal Underwriter

Michael K. Farrell(4)                Director and Chairman of the Board

Craig Markham(5)                     Director and President

William J. Toppeta(2)                Director

Virgelan E. Aquino(3)                Vice President

Leonard M. Bakal(2)                  Vice President and Chief Compliance Officer

Richard J. Barquist(2)               Vice President

David J. Decker(6)                   Vice President

Johannes Etwaroo(7)                  Vice President-Operations

Charles E. Fuller(3)                 Vice President

Rebecca Chiccino Kovatch(1)          Vice President

Joanne Logue(1)                      Vice President

Jeffrey A. Wilk(3)                   Vice President

Gwenn L. Carr(2)                     Clerk and Secretary

Paul D. Hipworth(3)                  Chief Financial Officer

Anthony J. Williamson(2)             Treasurer

Daniel D. Jordan(1)                  Assistant Secretary, Assistant Clerk

Principal Business Address:

(1)  New England Financial--501 Boylston Street, Boston, MA 02117
(2)  MetLife--One MetLife Plaza, 27-01 Queens Plaza North,
                 Long Island City, NY 11101


(3)  MetLife--485 E US Highway 1 South, 4th Floor, Iselin, NJ 08830



(4)  MetLife--10 Park Avenue, Morristown, NJ 07962



(5)  General American Life Insurance Company--13045 Tesson Ferry Rd.,
                 St. Louis, MO, 63128



(6)  MetLife--485-B Route 1 South Suite, 360,
           Iselin, NJ 08830



(7)  MetLife--2 Montgomery Street, P.O. Box 2035,
            Jersey City, NJ 07302






      (c)

    (1)                       (2)                  (3)                     (4)              (5)
                         NET UNDERWRITING
NAME OF PRINCIPAL         DISCOUNTS AND       COMPENSATION ON           BROKERAGE
 UNDERWRITER              COMMISSIONS           REDEMPTION             COMMISSIONS      COMPENSATION
NEW ENGLAND
 SECURITIES
 CORPORATION               $26,174,393              0                     0                     0


                                     III-8

Commissions are paid by the Company directly to agents who are registered representatives of the principal underwriter, or to broker-dealers that have entered into selling agreements with the principal underwriter with respect to sales of the Contracts.

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

     The following companies will maintain possession of the documents required by Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder:

     (a) Registrant

     (b) State Street Bank & Trust Company
         225 Franklin Street
         Boston, Massachusetts  02110

     (c) New England Securities Corporation
         501 Boylston Street
         Boston, Massachusetts 02116

     (d) New England Life Insurance Company
         501 Boylston Street
         Boston, Massachusetts  02116

ITEM 31. MANAGEMENT SERVICES

      Not applicable

ITEM 32. UNDERTAKINGS

Registrant hereby makes the following undertakings:

      (1) To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements contained in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

      (2) To include either (a) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information or (b) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

      (3) To deliver a Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request;


                                     III-9

      (4) To Offer Contracts to participants in the Texas Optional Retirement program in reliance upon Rule 6c-7 of the Investment Company Act of 1940 and to comply with paragraphs (a)-(d) of that Rule; and

      (5) To comply with and rely upon the Securities and Exchange Commission No-Action letter to The American Council of Life Insurance, dated November 28, 1988, regarding Sections 22(e), 27(c)(1) and 27(d) of the Investment Company Act of 1940.

      New England Life Insurance Company hereby represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses to be incurred, and the risks assumed by New England Life Insurance Company.

                                     III-10

                                   SIGNATURES


      As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, New England Variable Annuity Separate Account, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Amendment to the Registration Statement to be signed on its behalf, in the City of Boston, and the Commonwealth of Massachusetts on the 26th day of April, 2005.

                                   New England Variable Annuity Separate Account
                                      (Registrant)

                                   By: New England Life Insurance Company
                                       (Depositor)


                                   By: /s/ MARIE C. SWIFT
                                       -----------------------------------------
                                       Marie C. Swift, Esq.
                                       Vice President and Counsel




                                     III-11

                                   SIGNATURES

      As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor, New England Life Insurance Company, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Amendment to the Registration Statement to be signed on its behalf, in the City of Boston, and the Commonwealth of Massachusetts on the 26th day of April, 2005.

                                              NEW ENGLAND LIFE INSURANCE COMPANY

                                              By: /s/ MARIE C. SWIFT
                                                  ------------------------------
                                                  Marie C. Swift, Esq.
                                                  Vice President and Counsel

      As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on April 26, 2005.

              *                                 Chairman, President and
-------------------------------                 Chief Executive Officer
Lisa M. Weber

              *                                          Director
-------------------------------
Michael K. Farrell

              *                                          Director
-------------------------------
Eileen McDonnell

              *                                          Director
-------------------------------
Hugh C. McHaffie

              *                                 Senior Vice President and
-------------------------------                 Chief Accounting Officer
Joseph J. Prochaska, Jr.

              *                                          Director
-------------------------------
Catherine A. Rein

              *                                          Director
-------------------------------
Stanley J. Talbi

              *                                          Director
-------------------------------
William J. Wheeler

                                            III-12

              *                          Senior Vice President and Treasurer
-------------------------------             (Principal Financial Officer)
Anthony J. Williamson




By: /s/ Michele H. Abate
    ---------------------------
    Michele H. Abate
    Attorney-in-fact
    April 26, 2005

* Executed by Michele H. Abate, Esquire on behalf of those indicated pursuant to powers of attorney filed with Post-Effective Amendment No. 1 to the New England Variable Life Separate Account's Form N-6 Registration Statement, File No. 333-73676, on December 13, 2002; except for Eileen McDonnell whose power of attorney was filed with Post-Effective Amendment No. 6 to the Registration Statement of New England Variable Life Separate Account on Form N-6, File No. 333-73676, filed as Exhibit (r)(ii) on September 5, 2003; Joseph J. Prochaska, Jr., whose power of attorney was filed with Post-Effective Amendment No. 3 to the Registration Statement of New England Variable Life Separate Account on Form N-6, File No. 333-103193, filed as Exhibit (r)(iii) on April 14, 2004; Lisa M. Weber, Michael K. Farrell and Hugh C. McHaffie, whose powers of attorney were filed with Post-Effective Amendment No. 8 on Form N-6 (File No. 333-73676) filed as Exhibit (r)(iv) on January 19, 2005.



                                     III-13

                                  Exhibit Index

(10) (i)   Consent of Deloitte & Touche LLP.

     (ii)  Consent of Sutherland Asbill & Brennan LLP.

     (iii) Opinion and Consent of Marie C. Swift, Esq. (NELICO)